SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

Pre-Effective Amendment No.                                            [ ]
                               -----

Post-Effective Amendment No.    35     (File No. 33-30770)             [X]
                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)      [ ]

Amendment No.   39       (File No. 811-5897)                           [X]
              ------


AXP MARKET ADVANTAGE SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on March 31, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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Prospectus
                                          [RiverSource(SM) Investments logo]


RIVERSOURCE(SM)

PORTFOLIO BUILDER SERIES

PROSPECTUS MARCH 31, 2006


> THIS PROSPECTUS DESCRIBES SIX FUNDS, EACH OF WHICH INVESTS IN OTHER
  RIVERSOURCE(SM) FUNDS. THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

RiverSource(SM) Portfolio Builder Conservative Fund (formerly AXP(R) Portfolio Builder Conservative Fund)

RiverSource(SM) Portfolio Builder Moderate Conservative Fund (formerly AXP(R) Portfolio Builder Moderate Conservative Fund)

RiverSource(SM) Portfolio Builder Moderate Fund (formerly AXP(R)
Portfolio Builder Moderate Fund)

RiverSource(SM) Portfolio Builder Moderate Aggressive Fund (formerly AXP(R) Portfolio Builder Moderate Aggressive Fund)

RiverSource(SM) Portfolio Builder Aggressive Fund (formerly AXP(R) Portfolio Builder Aggressive Fund)

RiverSource(SM) Portfolio Builder Total Equity Fund (formerly AXP(R) Portfolio Builder Total Equity Fund)



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

-------------------------------------------------------
 NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE
-------------------------------------------------------




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TABLE OF CONTENTS
THE FUND                                                       3p
Objective                                                      3p
Principal Investment Strategies                                3p

Principal Risks                                                5p
Past Performance                                               7p
Fees and Expenses                                             14p
Other Investment Strategies and Risks                         19p
Fund Management and Compensation                              20p
BUYING AND SELLING SHARES                                     23p
Transactions Through Unaffiliated Financial Intermediaries    23p
Valuing Fund Shares                                           23p
Investment Options                                            24p
Purchasing Shares                                             25p
Sales Charges                                                 27p
Exchanging/Selling Shares                                     30p
DISTRIBUTIONS AND TAXES                                       33p
Dividends and Capital Gain Distributions                      33p
Reinvestments                                                 33p
Taxes                                                         33p
FINANCIAL HIGHLIGHTS                                          34p
APPENDIX A: UNDERLYING FUNDS --INVESTMENT OBJECTIVES
 AND STRATEGIES                                               46p
APPENDIX B: UNDERLYING FUNDS -- RISKS                         52p





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THE FUND

OBJECTIVE

THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES AND COMPARE EACH FUND'S LEVELS OF RISK AND POTENTIAL FOR RETURN RELATIVE TO ONE ANOTHER.

     RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in fixed income securities and may be most appropriate for investors with a shorter investment horizon.

     RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (Moderate Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in fixed income securities and also invests a moderate amount in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

     RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (Moderate Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of fixed income and equity securities and may be most appropriate for investors with an intermediate investment horizon.

     RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (Moderate Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in equity securities and also invests a moderate amount in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

     RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in equity securities and also invests a small amount in fixed income securities. The Fund may be most appropriate for investors with a longer investment horizon.

     RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (Total Equity Fund) is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in equity securities and may be most appropriate for investors with a long-term investment horizon.

Because any investment involves risk, achieving a Fund's objective cannot be guaranteed. Only shareholders can change the Fund's objective.

Conservative Fund, Moderate Conservative Fund, Moderate Fund, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund are singularly and collectively, where context requires, referred to as either "the Fund," "each Fund" or "the Funds." The RiverSource funds in which the Funds invest are referred to as the underlying funds.


PRINCIPAL INVESTMENT STRATEGIES


The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or investment manager), or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.


Each Fund's recommended portfolio is created by RiverSource Investments using the following allocation process.

ASSET CLASSES: The Capital Markets Committee, a group of RiverSource Investments investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes; equity, fixed income and cash. The Asset Allocation Committee comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes.




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The mix of asset classes provides the first level of diversification for each Fund. Under normal market conditions, the following table shows the ranges within which the Asset Allocation Committee will make recommendations. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges.

                                             ASSET CLASS
FUND                               EQUITY    FIXED INCOME    CASH
Conservative Fund                   15-25%      65-75%       5-15%
Moderate Conservative Fund          30-40%      55-65%       0-10%
Moderate Fund                       45-55%      45-55%        0-5%
Moderate Aggressive Fund            60-70%      30-40%        0-5%
Aggressive Fund                     75-85%      15-25%        0-5%
Total Equity Fund                  95-100%          0%        0-5%

The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

* Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid, and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

*  Within the fixed income allocation, the Asset Allocation
   Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.


UNDERLYING FUNDS: The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. The following section shows which underlying funds are within each asset class. A description of the underlying funds' investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.

ASSET CLASS
EQUITY: RiverSource Aggressive Growth Fund, RiverSource Disciplined Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Diversified Equity Income Fund, RiverSource Dividend Opportunity Fund, RiverSource Emerging Markets Fund, RiverSource Equity Value Fund, RiverSource European Equity Fund, RiverSource Fundamental Growth Fund, RiverSource Fundamental Value Fund, RiverSource Global Technology Fund, RiverSource Growth Fund, RiverSource International Aggressive Growth Fund, RiverSource International Equity Fund, RiverSource International Opportunity Fund, RiverSource International Select Value Fund, RiverSource International Small Cap Fund, RiverSource Large Cap Equity Fund, RiverSource Large Cap Value Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Precious Metals Fund, RiverSource Real Estate Fund, RiverSource Select Value Fund, RiverSource Small Cap Advantage Fund, RiverSource Small Cap Equity Fund, RiverSource Small Cap Growth Fund, RiverSource Small Cap Value Fund and RiverSource Value Fund.

FIXED INCOME: RiverSource Core Bond Fund, RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Floating Rate Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Income Opportunities Fund, RiverSource Inflation Protected Securities Fund, RiverSource Limited Duration Bond Fund, RiverSource Short Duration U.S. Government Fund and RiverSource U.S. Government Mortgage Fund.

CASH: RiverSource Cash Management Fund.


The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations over time, may periodically rebalance each Fund's investments in the underlying funds to bring the Funds back within their target ranges. RiverSource Investments, without seeking approval from shareholders, may modify the underlying fund allocations in the Funds or, subject to approval of the Board of Directors (Board), may modify the range of asset class allocations.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.



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PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.


AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.


ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

DIVERSIFICATION RISK. Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, each Fund is structured with a different risk/return profile. There are common risks that apply to both equity and fixed income underlying funds and specific equity and fixed income underlying fund risks. These are set forth below, and are different for each Fund. For example, Total Equity Fund is subject to the common and equity risks, but not fixed income risks. For the other Funds, the risks set forth below are typically greater for Moderate Fund relative to Conservative Fund, and greater still for Aggressive Fund relative to both Moderate Fund and Conservative Fund, that is, for example, if you invested in Aggressive Fund, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

COMMON RISKS
ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying funds invest directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for an underlying fund. An underlying fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the investment manager when entering into the derivative instrument.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.





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Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

EQUITY RISKS
QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. In addition, these quantitative methods have been tested using historical market data, but have only recently begun to be used to manage open-ended mutual funds. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

REAL ESTATE SECTOR RISK. Investments in the real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) depends on specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience, and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

FIXED INCOME RISKS
COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

CREDIT RISK. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate or fixed rate loan declares or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.





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INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

INTEREST RATE RISK. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

PREPAYMENT AND EXTENSION RISK. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructuring, fraudulent disclosures, or other factors.


PAST PERFORMANCE


The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:
* how the Fund's performance has varied for each full calendar year shown on the bar chart, and
* how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:
*  the maximum sales charge for Class A shares;
* sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;
*  no sales charge for Class Y shares; and
* no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS
After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.





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                  CONSERVATIVE FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   [Bar Graph]

                                     +3.25%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +2.31% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -1.01% (quarter ended March 31, 2005).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +3.25%.

             MODERATE CONSERVATIVE FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)
                                   [Bar Graph]

                                     +4.07%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +2.20% (quarter ended June 30, 2005) and the lowest return for a calendar quarter was -1.40% (quarter ended March 31, 2005).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +4.07%.





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                    MODERATE FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   [Bar Graph]

                                     +5.36%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +2.91% (quarter ended Sept. 30, 2005) and the lowest return for a calendar quarter was -1.50% (quarter ended March 31, 2005).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +5.36%.

              MODERATE AGGRESSIVE FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)
                                   [Bar Graph]

                                     +6.36%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.86% (quarter ended Sept. 30, 2005) and the lowest return for a calendar quarter was -1.72% (quarter ended March 31, 2005).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +6.36%.





------------------------------------------------------------------------
9p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

                   AGGRESSIVE FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   [Bar Graph]

                                     +7.71%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.92% (quarter ended Sept. 30, 2005) and the lowest return for a calendar quarter was -1.86% (quarter ended March 31, 2005).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +7.71%.


                  TOTAL EQUITY FUND - CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)
                                   [Bar Graph]

                                     +9.04%

                                      2005

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.91% (quarter ended Sept. 30, 2005) and the lowest return for a calendar quarter was -2.04% (quarter ended March 31, 2005).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +9.04%.





------------------------------------------------------------------------
10p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
CONSERVATIVE FUND:                                                  1 YEAR       SINCE INCEPTION
   Class A
      Return before taxes                                           -1.66%          +1.27%(a)
      Return after taxes on distributions                           -2.78%          +0.36%(a)
      Return after taxes on distributions and sale of fund shares   -0.98%          +0.58%(a)
   Class B
      Return before taxes                                           -2.47%          +1.08%(a)
   Class C
      Return before taxes                                           +1.45%          +3.21%(a)
   Class Y
      Return before taxes                                           +3.31%          +4.14%(a)
Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)                                       +2.43%          +2.64%(b)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
 deduction for fees, expenses or taxes)                             +3.00%          +4.12%(b)
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                         +14.02%         +16.64%(b)
Blended Index (reflects no deduction for fees, expenses
 or taxes)                                                          +3.53%          +4.04%(b)

MODERATE CONSERVATIVE FUND:
   Class A
      Return before taxes                                           -0.87%          +2.70%(a)
      Return after taxes on distributions                           -2.06%          +1.71%(a)
      Return after taxes on distributions and sale of fund shares   -0.46%          +1.75%(a)
   Class B
      Return before taxes                                           -1.59%          +2.56%(a)
   Class C
      Return before taxes                                           +2.29%          +4.68%(a)
   Class Y
      Return before taxes                                           +4.34%          +5.67%(a)
Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)                                       +2.43%          +2.64%(b)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                         +14.02%         +16.64%(b)
Citigroup 3-Month U.S. Treasury Bill Index (reflects no
 deduction for fees, expenses or taxes)                             +3.00%          +4.12%(b)
Blended Index (reflects no deduction for fees, expenses or taxes)   +4.35%          +5.01%(b)




------------------------------------------------------------------------
11p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005) (CONTINUED)
MODERATE FUND:                                                      1 YEAR      SINCE INCEPTION
   Class A
      Return before taxes                                           -0.71%          +3.54%(a)
      Return after taxes on distributions                           -1.86%          +2.56%(a)
      Return after taxes on distributions and sale of fund shares   -0.34%          +2.48%(a)
   Class B
      Return before taxes                                           -0.41%          +4.03%(a)
   Class C
      Return before taxes                                           +3.60%          +6.17%(a)
   Class Y
      Return before taxes                                           +5.60%          +7.24%(a)
Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)                                       +2.43%          +2.64%(b)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                         +14.02%         +16.64%(b)
Blended Index (reflects no deduction for fees, expenses
 or taxes)                                                          +5.15%          +5.97%(b)

MODERATE AGGRESSIVE FUND:
   Class A
      Return before taxes                                           +0.24%          +4.27%(a)
      Return after taxes on distributions                           -0.79%          +3.41%(a)
      Return after taxes on distributions and sale of
       fund shares                                                  +0.30%          +3.17%(a)
   Class B
      Return before taxes                                           +0.56%          +4.77%(a)
   Class C
      Return before taxes                                           +4.57%          +6.86%(a)
   Class Y
      Return before taxes                                           +6.65%          +7.94%(a)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
Lehman Brothers Aggregate Bond Index (reflects no
 deduction for fees, expenses or taxes)                             +2.43%          +2.64%(b)
MSCI EAFE Index (reflects no deduction for fees,
 expenses or taxes)                                                +14.02%         +16.64%(b)
Blended Index (reflects no deduction for fees,
 expenses or taxes)                                                 +5.93%          +6.92%(b)




------------------------------------------------------------------------
12p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005) (CONTINUED)
AGGRESSIVE FUND:                                                    1 YEAR      SINCE INCEPTION
   Class A
      Return before taxes                                           +1.51%          +5.07%(a)
      Return after taxes on distributions                           +0.58%          +4.32%(a)
      Return after taxes on distributions and sale of fund shares   +1.16%          +3.93%(a)
   Class B
      Return before taxes                                           +1.93%          +5.64%(a)
   Class C
      Return before taxes                                           +5.96%          +7.64%(a)
   Class Y
      Return before taxes                                           +7.90%          +8.71%(a)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)                                       +2.43%          +2.64%(b)
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                         +14.02%         +16.64%(b)
Blended Index (reflects no deduction for fees, expenses or taxes)   +6.71%          +7.86%(b)

TOTAL EQUITY FUND:
   Class A
      Return before taxes                                           +2.78%          +5.99%(a)
      Return after taxes on distributions                           +1.93%          +5.31%(a)
      Return after taxes on distributions and sale of fund shares   +1.99%          +4.76%(a)
   Class B
      Return before taxes                                           +3.27%          +6.60%(a)
   Class C
      Return before taxes                                           +7.25%          +8.65%(a)
   Class Y
      Return before taxes                                           +9.17%          +9.68%(a)
Russell 3000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                                 +6.12%          +7.83%(b)
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)                                                         +14.02%         +16.64%(b)
Blended Index (reflects no deduction for fees, expenses
 or taxes)                                                          +7.72%          +9.09%(b)


(a) Inception date is March 4, 2004.

(b) Measurement period started March 1, 2004.

Conservative Fund compares its performance to the Lehman Brothers
Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond
Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury
Bill Index and 4% MSCI EAFE Index. The Citigroup 3-Month U.S.
Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

Moderate Conservative Fund compares its performance to the Lehman
Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond
Index, 28% Russell 3000 Index, 7% MSCI EAFE Index and 5% Citigroup
3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the
Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

Moderate Fund compares its performance to the Lehman Brothers
Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond
Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The MSCI EAFE
Index is shown in the table because it is a separate component of the Blended Index.

Moderate Aggressive Fund compares its performance to the Russell
3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond
Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The MSCI EAFE
Index is shown in the table because it is a separate component of the Blended Index.

Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond
Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The MSCI EAFE
Index is shown in the table because it is a separate component of the Blended Index.

Total Equity Fund compares its performance to the Russell 3000
Index, as well as to a Blended Index, consisting of 80% Russell 3000
Index and 20% MSCI EAFE Index.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000
Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup
3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.



------------------------------------------------------------------------
13p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees and pay only a nominal transfer agency fee. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses (including expenses of the underlying funds) are based on the Fund's most recent fiscal years, adjusted to reflect current fees.

CONSERVATIVE FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A      CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on
 purchases(a) (as a percentage of offering price)               4.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on
 sales (as a percentage of offering price at time
 of purchase)                                                   none(b)        5%          1%        none
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.26%       0.26%       0.26%       0.39%
Total Fund expenses                                             0.51%       1.26%       1.26%       0.39%
Fee waiver/expense reimbursement                                0.00%       0.00%       0.00%       0.05%
Net Fund expenses(d)                                            0.51%       1.26%       1.26%       0.34%
Total estimated indirect expenses of the underlying
 funds(e),(f)                                                   0.69%       0.69%       0.69%       0.69%
Total Fund and underlying fund expenses(f)                      1.20%       1.95%       1.95%       1.03%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C and 0.34% for Class
      Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The
      Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.61% for all classes. The "Total Fund and underlying fund expenses" is 1.12% for Class A; 1.87% for Class B; 1.87% for Class C and 0.95% for
      Class Y.




------------------------------------------------------------------------
14p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

MODERATE CONSERVATIVE FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
 (as a percentage of offering price)                            4.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)        none(b)        5%          1%        none
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.22%       0.22%       0.22%       0.31%
Total Fund expenses                                             0.47%       1.22%       1.22%       0.31%
Fee waiver/expense reimbursement                                0.00%       0.00%       0.00%       0.00%
Net Fund expenses(d)                                            0.47%       1.22%       1.22%       0.31%
Total estimated indirect expenses of the
 underlying funds(e),(f)                                        0.76%       0.76%       0.76%       0.76%
Total Fund and underlying fund expenses(f)                      1.23%       1.98%       1.98%       1.07%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C and 0.34% for Class
    Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests.
    The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.68% for all classes. The "Total Fund and underlying fund expenses" is 1.15% for Class A; 1.90% for Class B; 1.90% for Class C and 0.99% for
    Class Y.

MODERATE FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
 (as a percentage of offering price)                            5.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)        none(b)         5%          1%       none
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.20%       0.21%       0.22%       0.29%
Total Fund expenses                                             0.45%       1.21%       1.22%       0.29%
Fee waiver/expense reimbursement                                0.00%       0.00%       0.00%       0.00%
Net Fund expenses(d)                                            0.45%       1.21%       1.22%       0.29%
Total estimated indirect expenses of the underlying
 funds(e),(f)                                                   0.81%       0.81%       0.81%       0.81%
Total Fund and underlying fund expenses(f)                      1.26%       2.02%       2.03%       1.10%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C and 0.34% for Class
      Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The
      Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.74% for all classes. The "Total Fund and underlying fund expenses" is 1.19% for Class A; 1.95% for Class B; 1.96% for Class C and 1.03% for Class Y.


------------------------------------------------------------------------
15p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

MODERATE AGGRESSIVE FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
 (as a percentage of offering price)                            5.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)        none(b)         5%          1%       none
------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   CLASS A     CLASS B     CLASS C     CLASS Y

Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.23%       0.24%       0.24%       0.31%
Total Fund expenses                                             0.48%       1.24%       1.24%       0.31%
Fee waiver/expense reimbursement                                0.00%       0.00%       0.00%       0.00%
Net Fund expenses(d)                                            0.48%       1.24%       1.24%       0.31%
Total estimated indirect expenses of the underlying
 funds(e),(f)                                                   0.84%       0.84%       0.84%       0.84%
Total Fund and underlying fund expenses(f)                      1.32%       2.08%       2.08%       1.15%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B;
      1.29% for Class C and 0.34% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.78% for all classes. The "Total Fund and underlying fund expenses" is 1.26% for Class A; 2.02% for Class B; 2.02% for Class C and 1.09% for Class Y.

AGGRESSIVE FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
 (as a percentage of offering price)                            5.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)        none(b)         5%          1%       none
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                  CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.28%       0.29%       0.30%       0.36%
Total Fund expenses                                             0.53%       1.29%       1.30%       0.36%
Fee waiver/expense reimbursement                                0.02%       0.00%       0.01%       0.02%
Net Fund expenses(d)                                            0.51%       1.29%       1.29%       0.34%
Total estimated indirect expenses of the underlying
 funds(e),(f)                                                   0.87%       0.87%       0.87%       0.87%
Total Fund and underlying fund expenses(f)                      1.38%       2.16%       2.16%       1.21%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan.
      31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C and 0.34% for
      Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The
      Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.81% for all classes. The "Total Fund and underlying fund expenses" is 1.32% for Class A; 2.10% for Class B; 2.10% for
      Class C and 1.15% for Class Y.



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16p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

TOTAL EQUITY FUND
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                               CLASS A     CLASS B     CLASS C     CLASS Y
Maximum sales charge (load) imposed on purchases(a)
 (as a percentage of offering price)                            5.75%        none        none        none
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of purchase)        none(b)         5%          1%       none
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   CLASS A     CLASS B     CLASS C     CLASS Y
Management fees                                                 0.00%       0.00%       0.00%       0.00%
Distribution (12b-1) fees                                       0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                               0.29%       0.30%       0.30%       0.38%
Total Fund expenses                                             0.54%       1.30%       1.30%       0.38%
Fee waiver/expense reimbursement                                0.03%       0.01%       0.01%       0.04%
Net Fund expenses(d)                                            0.51%       1.29%       1.29%       0.34%
Total estimated indirect expenses of the underlying
 funds(e),(f)                                                   0.91%       0.91%       0.91%       0.91%
Total Fund and underlying fund expenses(f)                      1.42%       2.20%       2.20%       1.25%


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.51% for Class A; 1.29% for Class B; 1.29% for Class C and 0.34% for
      Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The
      Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of Jan. 31, 2006, adjusted to reflect current fees.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.85% for all classes. The "Total Fund and underlying fund expenses" is 1.36% for Class A; 2.14% for Class B; 2.14% for
      Class C and 1.19% for Class Y.




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17p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

EXAMPLES
These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:


CONSERVATIVE FUND                            1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(a)                                     $591             $ 838            $1,104            $1,865
Class B                                        $698(b)         $1,013(b)         $1,253(b)         $2,085(d)
Class C                                        $298(b)          $ 613            $1,053            $2,280
Class Y                                        $105             $ 339             $ 592            $1,317

MODERATE CONSERVATIVE FUND                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(a)                                     $594             $ 847            $1,119            $1,898
Class B                                        $701(b)         $1,022(b)         $1,268(b)         $2,117(d)
Class C                                        $301(b)          $ 622            $1,068            $2,311
Class Y                                        $109             $ 341             $ 591            $1,310

MODERATE FUND                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(c)                                     $696             $ 952            $1,228            $2,015
Class B                                        $705(b)         $1,034(b)         $1,289(b)         $2,157(d)
Class C                                        $306(b)          $ 637            $1,094            $2,363
Class Y                                        $112             $ 350             $ 607            $1,345

MODERATE AGGRESSIVE FUND                     1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(c)                                     $702             $ 970            $1,258            $2,078
Class B                                        $711(b)         $1,052(b)         $1,320(b)         $2,220(d)
Class C                                        $311(b)          $ 652            $1,120            $2,415
Class Y                                        $117             $ 366             $ 634            $1,402

AGGRESSIVE FUND                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(c)                                     $707             $ 991            $1,296            $2,161
Class B                                        $719(b)         $1,076(b)         $1,360(b)         $2,304(d)
Class C                                        $319(b)          $ 678            $1,164            $2,507
Class Y                                        $123             $ 389             $ 675            $1,492

TOTAL EQUITY FUND                            1 YEAR           3 YEARS           5 YEARS          10 YEARS
Class A(c)                                     $711            $1,005            $1,320            $2,213
Class B                                        $723(b)         $1,090(b)         $1,385(b)         $2,355(d)
Class C                                        $323(b)          $ 690            $1,185            $2,548
Class Y                                        $127             $ 405             $ 705            $1,558


(a) Includes a 4.75% sales charge.

(b) Includes the applicable CDSC.

(c) Includes a 5.75% sales charge.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.



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18p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:


CONSERVATIVE FUND                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(a)                                     $591              $838            $1,104            $1,865
Class B                                        $198              $613            $1,053            $2,085(c)
Class C                                        $198              $613            $1,053            $2,280
Class Y                                        $105              $339             $ 592            $1,317

MODERATE CONSERVATIVE FUND                    1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(a)                                     $594              $847            $1,119            $1,898
Class B                                        $201              $622            $1,068            $2,117(c)
Class C                                        $201              $622            $1,068            $2,311
Class Y                                        $109              $341             $ 591            $1,310

MODERATE FUND                                 1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(b)                                     $696              $952            $1,228            $2,015
Class B                                        $205              $634            $1,089            $2,157(c)
Class C                                        $206              $637            $1,094            $2,363
Class Y                                        $112              $350             $ 607            $1,345

MODERATE AGGRESSIVE FUND                      1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(b)                                     $702              $970            $1,258            $2,078
Class B                                        $211              $652            $1,120            $2,220(c)
Class C                                        $211              $652            $1,120            $2,415
Class Y                                        $117              $366             $ 634            $1,402

AGGRESSIVE FUND                               1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(b)                                     $707              $991            $1,296            $2,161
Class B                                        $219              $676            $1,160            $2,304(c)
Class C                                        $219              $678            $1,164            $2,507
Class Y                                        $123              $389             $ 675            $1,492

TOTAL EQUITY FUND                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class A(b)                                     $711            $1,005            $1,320            $2,213
Class B                                        $223            $  690            $1,185            $2,355(c)
Class C                                        $223            $  690            $1,185            $2,548
Class Y                                        $127            $  405             $ 705            $1,558


(a) Includes a 4.75% sales charge.

(b) Includes a 5.75% sales charge.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


OTHER INVESTMENT STRATEGIES AND RISKS
Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."



------------------------------------------------------------------------
19p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Prior to Feb. 1, 2006, each Fund paid a fee at an annual rate of 0.08% of each Fund's average daily net assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:


David M. Joy, Vice President, Capital Markets Strategy

*  Managed the Funds since 2004.

* Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2003.


* Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.


* AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

William F. Truscott, Senior Vice President and Chief Investment Officer

*  Managed the Funds since 2004.

*  Joined RiverSource Investments (previously AEFC) in 2001.

* Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

*  BA, Middlebury College; MBA, New York University.

Kent M. Bergene, Vice President, Mutual Fund and Certificate Products

*  Managed the Funds since 2004.

*  Joined RiverSource Investments (previously AEFC) in 1981.

* Vice President, Mutual Fund and Certificate Products, AEFC, since 2001; Director, Variable Annuity Products, from 1997 to 2000.


*  BS, University of North Dakota.





------------------------------------------------------------------------
20p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

Michelle M. Keeley, Senior Vice President, Fixed Income Investments


*  Managed the Funds since 2004.

*  Joined RiverSource Investments (previously AEFC) in 2002.

* Managing Director, Zurich Global Assets, from 2001 to 2002; Managing Director, Zurich Scudder Investments, from 2000 to 2001; and Managing Director, Zurich Kemper Financial Services, from 1999 to 2000.

*  BA, James Madison College; MM, Kellogg School of Management,
   Northwestern University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.


LEGAL PROCEEDINGS

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and government actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make 1-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of those filings may be obtained by accessing the SEC website at www.sec.gov.



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21p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

PAYMENTS TO FINANCIAL INTERMEDIARIES

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. Each fund and each underlying fund operate under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund or an underlying fund without first obtaining shareholder approval. The order permits the Board to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Affiliated Funds-of-Funds. RiverSource Investments seeks to minimize the impact of the Portfolio Builder Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Portfolio Builder Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

------------------------------------------------------------------------
22p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

BUYING AND SELLING SHARES

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at
(888) 791-3380.

The public offering price for Class A shares of each Fund is the net asset value (NAV) plus a sales charge, and for Class B, C and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. Certain short-term securities, which the Fund may hold, with maturities of 60 days or less are valued at amortized cost.

The underlying funds' securities are valued primarily on the basis of the market quotations obtained from outside pricing services approved by the Board. When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by an underlying fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the underlying fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of foreign securities and other securities (such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently), fair valuation may be used more frequently than for other funds. The underlying fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the underlying funds' securities may be listed on foreign exchanges that trade on weekends or other days when the underlying fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

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23p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

INVESTMENT OPTIONS

1. CLASS A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. CLASS B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. CLASS C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. CLASS Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

INVESTMENT OPTIONS SUMMARY

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.

The following table shows the key features of each class:


                           CLASS A                 CLASS B                 CLASS C                 CLASS Y
----------------------------------------------------------------------------------------------------------------------------
AVAILABILITY               Available to all        Available to all        Available to all        Limited to qualifying
                           investors.              investors.              investors.              institutional investors.
----------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE       Yes.  Payable at time   No. Entire purchase     No. Entire purchase     No. Entire purchase
                           of purchase. Lower      price is invested       price is invested       price is invested
                           sales charge for        in shares of the Fund.  in shares of the Fund.  in shares of the Fund.
                           larger investments.
----------------------------------------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE      On purchases over       Maximum 5% CDSC during  1% CDSC may apply if    None.
                           $1,000,000, 1% CDSC may the first year          you sell your shares
                           apply if you sell your  decreasing to 0%        within one year after
                           shares within one year  after six years.        purchase.
                           after purchase.
----------------------------------------------------------------------------------------------------------------------------
12b-1 DISTRIBUTION FEE
 AND/OR SHAREHOLDER
 SERVICE FEE*              Yes.                    Yes.                    Yes.                    Yes.
                           0.25%                   1.00%                   1.00%                   0.10%

----------------------------------------------------------------------------------------------------------------------------
CONVERSION TO CLASS A      N/A                     Yes.**                  No.                     No.
----------------------------------------------------------------------------------------------------------------------------


*  The Fund has adopted a plan under Rule 12b-1 of the Investment
   Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

** See "Buying and Selling Shares, Sales Charges, Class B and
   Class C - contingent deferred sales charge (CDSC) alternative" for more information for timing of conversion, which will vary depending on the original purchase date of the Class B shares.


SHOULD YOU PURCHASE CLASS A, CLASS B OR CLASS C SHARES?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

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24p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

TO PURCHASE SHARES WITH A FINANCIAL INTERMEDIARY OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS AND HOW YOU CAN PURCHASE FUND SHARES FROM AMERIPRISE FINANCIAL SERVICES.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social
Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

*  a $50 penalty for each failure to supply your correct TIN.

* a civil penalty of $500 if you make a false statement that results in no backup withholding, and

*  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

HOW TO DETERMINE THE CORRECT TIN

FOR THIS TYPE OF ACCOUNT:                          USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:
Individual or joint account                        The individual or one of the owners listed on the joint account
-------------------------------------------------------------------------------------------------------------------
Custodian account of a minor
 (Uniform Gifts/Transfers to Minors Act)           The minor
-------------------------------------------------------------------------------------------------------------------
A revocable living trust                           The grantor-trustee (the person who puts the money into the trust)
-------------------------------------------------------------------------------------------------------------------
An irrevocable trust, pension trust or estate      The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)
-------------------------------------------------------------------------------------------------------------------
Sole proprietorship or single-owner LLC            The owner
Partnership or multi-member LLC                    The partnership
Corporate or LLC electing corporate status
on Form 8832                                       The corporation
-------------------------------------------------------------------------------------------------------------------
Association, club or tax-exempt organization       The organization
-------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

------------------------------------------------------------------------
25p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

METHODS OF PURCHASING SHARES

BY MAIL

Once your account has been established, send your check to:

AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNTS
Initial investment:                          $2,000*
Additional investments:                      $500**
Account balances:                            $300
Qualified account balances:                  none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

*  $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

BY SCHEDULED INVESTMENT PLAN

MINIMUM AMOUNTS
Initial investment:                          $2,000*
Additional investments:                      $100**
Account balances:                            none (on a scheduled
                                             investment plan with
                                             monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

*  $100 for accounts outside of a brokerage account.

** $50 minimum per payment for qualified accounts outside of a brokerage account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

BY TELEPHONE

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts


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26p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:

For Moderate Fund, Moderate Aggressive Fund, Aggressive Fund or Total
Equity Fund

                                      AS A % OF                AS A % OF         MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE                 PURCHASE PRICE**      NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
Up to $49,999                            5.75%                   6.10%                   5.00%
$50,000-$99,999                          4.75                    4.99                    4.00
$100,000-$249,999                        3.50                    3.63                    3.00
$250,000-$499,999                        2.50                    2.56                    2.15
$500,000-$999,999                        2.00                    2.04                    1.75
$1,000,000 or more***                    0.00                    0.00                    0.00


For Conservative Fund or Moderate Conservative Fund
                                      AS A % OF                AS A % OF         MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE                 PURCHASE PRICE**      NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
Up to $49,999                            4.75%                   4.99%                   4.00%
$50,000-$99,999                          4.25                    4.44                    3.50
$100,000-$249,999                        3.50                    3.63                    3.00
$250,000-$499,999                        2.50                    2.56                    2.15
$500,000-$999,999                        2.00                    2.04                    1.75
$1,000,000 or more***                    0.00                    0.00                    0.00


* Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

**  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%;
    $3,000,000 to $10,000,000, a sales commission up to 0.50%; and
    $10,000,000 or more, a sales commission up to 0.25%.


RIGHTS OF ACCUMULATION

YOU MAY BE ABLE TO REDUCE THE SALES CHARGE ON CLASS A SHARES, BASED ON THE COMBINED MARKET VALUE OF YOUR ACCOUNTS.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

* Your current investment in this Fund, and

* Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

  * Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

* Individual or joint accounts held outside of a brokerage account;

* Individual or joint accounts held through a brokerage account;

* Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

* UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

* Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

------------------------------------------------------------------------
27p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

* Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

* Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant
  (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

* Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

* Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise
  Strategic Portfolio Service Advantage (SPS);

* Investments in Class D, Class E, or Class Y shares;

* Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

* Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES, YOUR FINANCIAL ADVISOR OR YOUR INVESTMENT PROFESSIONAL IN WRITING WITH INFORMATION ABOUT ALL OF THE ACCOUNTS THAT MAY COUNT TOWARD A SALES CHARGE REDUCTION, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE REDUCTIONS FOR WHICH YOU MAY BE ELIGIBLE.

For more information on rights of accumulation, please see the SAI.

LETTER OF INTENT (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES

Sales charges do not apply to:

* current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

* current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

* portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

* registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

* qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

------------------------------------------------------------------------
28p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

* shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

* direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

* purchases made:

     * with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

     * through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     * within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     * through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

* shareholders whose original purchase was in a Strategist fund merged into an RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES, YOUR FINANCIAL ADVISOR OR INVESTMENT PROFESSIONAL WITH INFORMATION IN WRITING ABOUT ALL OF THE FACTORS THAT MAY COUNT TOWARD A WAIVER OF THE SALES CHARGE, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE WAIVERS FOR WHICH YOU MAY BE ELIGIBLE.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:               THE CDSC PERCENTAGE RATE IS:*
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%



* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.


Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.


Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.


For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

------------------------------------------------------------------------
29p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3-1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

WAIVERS OF THE CDSC FOR CLASS B SHARES

The CDSC will be waived on sales of shares:

* in the event of the shareholder's death,

* held in trust for an employee benefit plan, or

* held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  * at least 59-1/2 years old AND

  * taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  * selling under an approved substantially equal periodic payment arrangement.

WAIVERS OF THE CDSC FOR CLASS C SHARES

The CDSC will be waived on sales of shares in the event of the shareholder's death.

EXCHANGING/SELLING SHARES

TO SELL OR EXCHANGE SHARES HELD WITH FINANCIAL INTERMEDIARIES OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL
INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL
INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS ON HOW YOU CAN EXCHANGE OR SELL SHARES HELD WITH AMERIPRISE FINANCIAL SERVICES.

EXCHANGES

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

THE ASSETS OF THE FUND CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS, WHICH MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. UNDERLYING FUNDS THAT INVEST IN SECURITIES WHICH TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE MARKETS SUCH AS CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. UNDERLYING FUNDS THAT INVEST IN SECURITIES WHICH MAY TRADE INFREQUENTLY, SUCH AS EMERGING MARKETS SECURITIES, SMALL CAP STOCKS OR HIGH YIELD BONDS, MAY ALSO BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. TO THE EXTENT THE FUND'S UNDERLYING FUNDS HAVE SIGNIFICANT HOLDINGS IN FOREIGN SECURITIES, INCLUDING EMERGING MARKETS SECURITIES, SMALL CAP STOCKS AND/OR HIGH YIELD BONDS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "APPENDIX A, UNDERLYING FUNDS -- INVESTMENT GOALS AND STRATEGIES" FOR A LIST OF ELIGIBLE UNDERLYING FUNDS INCLUDING THEIR INVESTMENT STRATEGIES WHICH MAY RESULT IN AN INVESTMENT IN SECURITIES THAT MAY CAUSE IT TO BE SUSCEPTIBLE TO MARKET TIMERS. SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE FUND'S POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


------------------------------------------------------------------------
30p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

THE FUND AND THE UNDERLYING FUNDS SHARE THE SAME BOARD, WHICH HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. THE FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

* The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

* If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

* Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

* Exchanges must be made into the same class of shares of the new fund.

* If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

* Once we receive your exchange request, you cannot cancel it.

* Shares of the new fund may not be used on the same day for another exchange.

* If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

SELLING SHARES

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

------------------------------------------------------------------------
31p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

BY REGULAR OR EXPRESS MAIL

AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Include in your letter:

*  your account number

*  the name of the fund(s)

*  the class of shares to be exchanged or sold

*  your Social Security number or Employer Identification number

*  the dollar amount or number of shares you want to exchange or sell

*  specific instructions regarding delivery or exchange destination

* signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

*  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE

(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts
(800) 862-7919 for non-brokerage/wrap accounts

* Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

* Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

* Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

*  Telephone privileges may be modified or discontinued at any time.

MINIMUM SALE AMOUNT:  $100
MAXIMUM SALE AMOUNT:  $100,000

BY WIRE

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

*  Minimum amount: $1,000

*  Pre-authorization is required.

*  A service fee may be charged against your account for each wire sent.

BY SCHEDULED PAYOUT PLAN

*  Minimum payment: $100*

* Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

* Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


*  Minimum is $50 in a non-brokerage/wrap account.

ELECTRONIC TRANSACTIONS

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

------------------------------------------------------------------------
32p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as DIVIDENDS. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

*  you request distributions in cash, or

* you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable. Because the Fund is regularly buying shares of underlying funds, there may be times when the Fund buys shares of an underlying fund shortly before the record date for the underlying fund. In that case, the Fund may receive a portion of its investment back as a distribution. That distribution will in turn be distributed to shareholders of the Fund and may be taxable to them.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Because most of the Fund's investments are shares of underlying funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying funds or the Fund shareholders invested directly in the underlying funds. As a result, Fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

------------------------------------------------------------------------
33p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

RiverSource Portfolio Builder Conservative Fund



CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.23    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .25       .12
Net gains (losses) (both realized and unrealized)         .25       .23
------------------------------------------------------------------------------
Total from investment operations                          .50       .35
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.12)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.37)     (.14)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.36    $10.23
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $73       $40
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .59%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.66%     2.03%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.97%     3.54%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .18       .07
Net gains (losses) (both realized and unrealized)         .24       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.20)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.33    $10.21
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $36       $21
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.88%     1.25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       23%        51%
------------------------------------------------------------------------------
Total return(f)                                         4.12%     2.88%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------
34p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Conservative Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .07
Net gains (losses) (both realized and unrealized)         .25       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.34    $10.21
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $6        $4
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.85%     1.32%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.16%     2.90%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.20    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .32       .17
Net gains (losses) (both realized and unrealized)         .18       .20
------------------------------------------------------------------------------
Total from investment operations                          .50       .37
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.33)     (.17)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.43)     (.19)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.27    $10.20
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     .42%      .42%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.64%     1.90%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       23%       51%
------------------------------------------------------------------------------
Total return(f)                                         5.04%     3.74%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.47% and 0.76% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
35p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Conservative Fund




CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.35    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .24       .14
Net gains (losses) (both realized and unrealized)         .49       .35
------------------------------------------------------------------------------
Total from investment operations                          .73       .49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.68    $10.35
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $149       $78
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .55%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.53%     2.21%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.18%     4.90%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.32    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .16       .09
Net gains (losses) (both realized and unrealized)         .49       .32
------------------------------------------------------------------------------
Total from investment operations                          .65       .41
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.11)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.32
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $66       $34
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.75%     1.46%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.41%     4.14%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




------------------------------------------------------------------------
36p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Conservative Fund




CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.33    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .15       .09
Net gains (losses) (both realized and unrealized)         .49       .34
------------------------------------------------------------------------------
Total from investment operations                          .64       .43
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.33
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $11        $6
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.72%     1.47%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.29%     4.25%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.34    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .29       .17
Net gains (losses) (both realized and unrealized)         .46       .34
------------------------------------------------------------------------------
Total from investment operations                          .75       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.32)     (.19)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.45)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.64    $10.34
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.67%     2.13%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.37%     5.09%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




------------------------------------------------------------------------
37p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Fund




CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .22       .13
Net gains (losses) (both realized and unrealized)         .78       .47
------------------------------------------------------------------------------
Total from investment operations                         1.00       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.41)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.06    $10.47
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $410      $190
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .53%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.30%     2.05%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.64%     6.01%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.43    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .08
Net gains (losses) (both realized and unrealized)         .79       .44
------------------------------------------------------------------------------
Total from investment operations                          .92       .52
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.02    $10.43
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $153       $72
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.29%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.51%     1.31%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.19%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
38p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Fund


CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.44    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .07
Net gains (losses) (both realized and unrealized)         .79       .46
------------------------------------------------------------------------------
Total from investment operations                          .92       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.03    $10.44
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $18        $8
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.30%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.52%     1.26%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.24%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .26       .16
Net gains (losses) (both realized and unrealized)         .75       .47
------------------------------------------------------------------------------
Total from investment operations                         1.01       .63
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.30)     (.19)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.44)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.04    $10.47
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .37%      .37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           2.34%      .88%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.80%     6.28%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
39p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Aggressive Fund




CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .10
Net gains (losses) (both realized and unrealized)        1.05       .50
------------------------------------------------------------------------------
Total from investment operations                         1.22       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.22)     (.14)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.38)     (.15)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.34    $10.50
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $550      $246
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .56%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.69%     1.61%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       20%       31%
------------------------------------------------------------------------------
Total return(f)                                        11.72%     5.97%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $154       $67
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.32%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .91%      .82%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.90%     5.24%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
40p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Moderate Aggressive Fund




CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $15        $7
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.32%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .93%      .83%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.91%     5.24%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .19       .12
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.25       .61
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.24)     (.15)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.16)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.35    $10.50
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.69%     1.35%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       20%       31%
------------------------------------------------------------------------------
Total return(f)                                        12.02%     6.10%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
41p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Aggressive Fund




CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .07
Net gains (losses) (both realized and unrealized)        1.37       .52
------------------------------------------------------------------------------
Total from investment operations                         1.49       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.11)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.66    $10.53
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $275      $120
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           1.10%     1.04%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.26%     5.81%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                             (.03)      .01
Net gains (losses) (both realized and unrealized)        1.37       .50
------------------------------------------------------------------------------

Total from investment operations                         1.40       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)     (.08)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.09)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.59    $10.48
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $79       $36
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c)        1.37%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .28%      .25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.48%     5.02%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
42p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Aggressive Fund




CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                              .03       .01
Net gains (losses) (both realized and unrealized)        1.37       .49
------------------------------------------------------------------------------

Total from investment operations                         1.40       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)     (.07)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.08)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.58    $10.48
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $7        $3
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .32%      .21%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.40%     4.96%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .08
Net gains (losses) (both realized and unrealized)        1.39       .52
------------------------------------------------------------------------------
Total from investment operations                         1.51       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.12)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.68    $10.53
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     .42%      .38%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .95%     1.75%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.46%     5.94%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.44% and 0.61% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
43p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Total Equity Fund




CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .05
Net gains (losses) (both realized and unrealized)        1.71       .54
------------------------------------------------------------------------------
Total from investment operations                         1.78       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.10)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.99    $10.55
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $231       $92
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .53%      .58%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.99%     5.80%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------

Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.06)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.27)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.91    $10.50
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $68       $28
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     1.37%    1.36%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           (.29%)    (.19%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.11%     4.99%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------
44p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

RiverSource Portfolio Builder Total Equity Fund




CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------

Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.28)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.90    $10.50
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $6        $2
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                           (.21%)    (.31%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate
  (excluding short-term securities)                       17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.10%     4.99%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


CLASS Y
PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .09       .07
Net gains (losses) (both realized and unrealized)        1.71       .53
------------------------------------------------------------------------------
Total from investment operations                         1.80       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.11)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $12.01    $10.55
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(c),(d)     .42%      .40%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss)
  to average daily net assets                            .51%      .48%(e)
------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                      17%       39%
------------------------------------------------------------------------------
Total return(f)                                        17.23%     5.93%(g)
------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.46% and 0.66% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------
45p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES
The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.



UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

RiverSource(SM) Aggressive     The Fund seeks to provide shareholders with long-term capital growth.
Growth Fund                    Under normal market conditions, the Fund's net assets, including the amount of any borrowings for investment purposes, are invested primarily in equity securities of medium-sized U.S. companies. Medium-sized U.S.
                               companies are those whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. Although it invests in primarily medium-sized companies, the Fund may also invest in companies of any size of capitalization.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Disciplined    The Fund seeks to provide shareholders with long-term capital growth.
Equity Fund                    Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Disciplined    The Fund seeks to provide shareholders with long-term capital growth.
Small Cap Value Fund           Under normal market conditions, at least 80% of the Fund's net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000(R) Value Index (the Index) at the time of investment.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Diversified    The Fund seeks to provide shareholders with a high level of current income
Equity Income Fund             and, as a secondary objective, steady growth of capital. The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stock.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Dividend       The Fund seeks to provide shareholders with a high level of current
Opportunity Fund               income. Secondary objective is growth of income and capital. The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-
                               paying stocks is the primary decision in building the investment portfolio.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Emerging       The Fund seeks to provide shareholders with long-term capital growth. The
Markets Fund                   Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations.
                               Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or form sales made in emerging market countries.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Equity         The Fund seeks to provide shareholders with growth of capital and income.
Value Fund                     Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The
                               Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing in primarily larger companies provides investors with an excellent opportunity for long-term growth of capital.
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
46p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS





UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

RiverSource(SM)                The Fund seeks to provide shareholders with capital appreciation. The Fund
European Equity Fund           is a non-diversified mutual fund that primarily invests in equity securities of European companies that offer growth potential. A company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of
                               European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Fundamental    The Fund seeks to provide shareholders with long-term capital growth. The
Growth Fund                    Fund's assets are primarily invested in publicly traded U.S. securities.
                               The Fund will invest mainly in large-cap companies but may invest in companies of any size or capitalization. The Fund seeks to achieve its investment objectives by investing in a diversified portfolio of equity investments that have sufficient growth potential for consistent long-
                               term growth. The Fund will generally select established companies with revenue and profits that are either stable and predictable or growing at above average rates.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Fundamental    The Fund seeks to provide shareholders with long-term capital growth. The
Value Fund                     Fund's assets are primarily invested in equity securities of U.S.
                               companies. Under normal market conditions, the Fund's net assets are invested in equity securities of U.S. companies with market capitalizations of at least $5 billion.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Global         The Fund seeks to provide shareholders with long-term capital growth. The
Technology Fund                Fund focuses on equity securities of companies in the information technology industry throughout the world. Although the Fund may invest in securities of issuers located in the U.S. Because of the multinational character of the technology industry, the headquarters, principal operations and primary sources of revenues of the companies in which the
                               Fund invests may be located in the U.S. or outside the U.S. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies in the technology industry.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Growth Fund    The Fund seeks to provide shareholders with long-term capital growth. The
                               Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) International  The Fund seeks to provide shareholders with long-term capital growth. The
Aggressive Growth Fund         Fund's assets are primarily invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in both developed and emerging markets.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) International  The Fund seeks to provide shareholders with long-term growth of capital.
Equity Fund                    Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund invests mainly in midsized and large companies although it may invest in companies of any size. As a core fund, the Fund will invest in a blend of both value and growth stocks. At times the Fund may favor one more than the other based on available opportunities.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) International  The Fund seeks to provide shareholders with long-term capital growth. The
Opportunity Fund               Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) International  The Fund seeks to provide shareholders with long-term capital growth. The
Select Value Fund              Fund's assets primarily are invested in equity securities of issuers in countries that are part of the Morgan Stanley Capital International
                               (MSCI) EAFE (Europe, Australia and the Far East) Index and Canada. The
                               Fund's assets will be diversified among many foreign countries, but not necessarily in the same proportion that the countries are represented in the EAFE Index. The Fund's assets also may be invested in less developed or emerging countries.
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
47p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS





UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

RiverSource(SM) International  The Fund seeks to provide shareholders with long-term growth of capital.
Small Cap Fund                 The Fund invests primarily in equity securities of non-U.S. companies.
                               Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of small companies. The Fund considers small companies to be those with market capitalization of up to $2 billion, or those whose market capitalization falls within the range of companies in
                               Citigroup Global Equity ex-U.S. Less than $2 billion Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan)
                               and emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Large Cap      The Fund seeks to provide shareholders with long-term growth of capital.
Equity Fund                    Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of the purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Large Cap      The Fund seeks to provide shareholder with long-term growth of capital.
Value Fund                     Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may invest in income-producing equity securities, such as preferred stocks.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Mid Cap        The Fund seeks to provide shareholders with growth of capital. Under
Growth Fund                    normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalizations (number of shares multiplied by the share price) falls within the range of the Russell MidCap(R) Growth Index (the
                               Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the fund's other investment criteria, the Fund may choose to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Mid Cap        The Fund seeks to provide shareholders with long-term growth of capital.
Value Fund                     Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes)
                               in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. The remaining 20%
                               may be invested in stocks of smaller or larger companies' preferreds, convertibles, or other debt securities.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Precious       The Fund seeks to provide shareholders with long-term growth of capital.
Metals Fund                    The Fund is a non-diversified mutual fund that invests primarily in securities of companies engaged in exploration, mining, processing of distribution of gold and other precious metals and related minerals. The
                               Fund also may invest directly in such metals and minerals. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies in the precious metal industry and at least 50%
                               of its total assets are invested in foreign securities. The remaining companies will be principally engaged in activities related to the exploration, mining, or procurement of nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metal materials. The Fund may invest up to 10% of its total assets in gold, diamonds, silver bullion, other precious metals and minerals, other metals occurring naturally with precious metals and minerals, and securities convertible into metals.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Real Estate    The Fund seeks to provide shareholders with total return from both current
Fund                           income and capital appreciation. The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments.
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
48p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS






UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

EQUITY FUNDS

RiverSource(SM) Select         The Fund seeks to provide shareholders with long-term growth of capital.
Value Fund                     The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ
                               National Market System of the National Association of Securities Dealers.
                               The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalizations falls within the range of the Russell
                               3000(R) Value Index.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Small Cap      The Fund seeks to provide shareholders with long-term capital growth. The
Advantage Fund                 Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations, at the time of investment, of up to $2 billion or that fall within the range of the
                               Russell 2000(R) Index.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Small Cap      The Fund seeks to provide shareholders with long-term growth of capital.
Equity Fund                    Under normal market conditions, at least 80% of the Fund's net assets are invested at the time of purchase in equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000(R) Index or the S&P SmallCap 600
                               Index. As a core fund, the Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Small Cap      The Fund seeks to provide shareholders with long-term capital growth. The
Growth Fund                    Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the
                               Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Small Cap      The Fund seeks to provide shareholders with long-term capital
Value Fund                     appreciation. Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2 billion or that fall within the range of the Russell 2000(R) Value
                               Index.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Value Fund     The Fund seeks to provide shareholders with long-term capital growth. The
                               Fund invests primarily in securities of large, well-established U.S. and multinational companies.
-----------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS

RiverSource(SM) Core           The Fund seeks to provide shareholders with a high total return through
Bond Fund                      current income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Aggregate Bond
                               Index (the Index), which are investment grade and denominated in U.S.
                               dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Diversified    The Fund seeks to provide shareholders with a high level of current income
Bond Fund                      while conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                               Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-
                               backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets.
-----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------
49p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS





UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

FIXED INCOME FUNDS

RiverSource(SM) Emerging       The Fund seeks to provide shareholders with high total return through
Markets Bond Fund              current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High
                               Income OECD country. The OECD (Organization for Economic Co-operation and
                               Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either
                               non-U.S. currencies or the U.S. dollar. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called "junk bonds." The Fund may invest up to 100% of its assets in these lower rated securities.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Floating Rate  The Fund seeks to provide shareholders with a high level of current income
Fund                           and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or be considered by the investment manager to be of comparable quality. The Fund may invest up to 20% of its net assets in foreign investments.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Global         The Fund seeks to provide shareholders with high total return through
Bond Fund                      income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers.
                               Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk achieve higher dividends and/or capital appreciation by buying below investment-
                               grade bonds (junk bonds).
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) High Yield     The Fund seeks to provide shareholders with high current income as its
Bond Fund                      primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Income         The Fund seeks to provide shareholders with a high total return through
Opportunities Fund             current income and capital appreciation. Under normal market conditions, the Fund's assets are primarily invested in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The
                               Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below
                               a B rating, the Fund may continue to hold the security.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Inflation      The Fund seeks to provide shareholders with total return that exceeds that
Protected Securities Fund      the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S.
                               and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
                               For example, the U.S. Treasury uses the Consumer Price Index for Urban
                               Consumers (nonseasonally adjusted) as the inflation measure.
-----------------------------------------------------------------------------------------------------------


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50p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS





UNDERLYING FUNDS               INVESTMENT OBJECTIVES AND STRATEGIES

FIXED INCOME FUNDS

RiverSource(SM) Limited        The Fund seeks to provide shareholders with a level of current income
Duration Bond Fund             consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman Brothers Intermediate
                               Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars.The Index includes securities issued by the
                               U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund generally will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) Short          The Fund seeks to provide shareholders with a high level of current income
Duration U.S. Government Fund  and safety of principal consistent with investment in U.S. government and government agency securities. Under normal market conditions, at least
                               80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of it agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S.
                               government, such as the Federal National Mortgage Association (FNMA or
                               Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or
                               Freddie Mac). These issuers are chartered or sponsored by acts of
                               Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the
                               Fund may also invest in debt securities that are not issued by the U.S.
                               government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.
-----------------------------------------------------------------------------------------------------------
RiverSource(SM) U.S.           The Fund seeks to provide shareholders with current income as its primary
Government Mortgage Fund       objective and, as its secondary objective, preservation of capital. The
                               Fund's assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets
                               (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae)
                               mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or
                               Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie
                               Mac) mortgage-backed bonds, FNMA and FHLMC are chartered or sponsored by
                               Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The selection of mortgage related securities are the primary decision in building the investment portfolio.
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS

RiverSource(SM) Cash           The Fund seeks to provide shareholders with maximum current income
Management Fund                consistent with liquidity and stability of principal. The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper.
                               The Fund may invest more than 25% of its total assets in U.S. banks, U.S.
                               branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-
                               denominated foreign investments.
-----------------------------------------------------------------------------------------------------------


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51p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.


COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Applicable to Floating Rate Fund only:

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans, Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers of amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect theunderlying fund's performance. To protect such Confidential Information, the investment manager has established information walls around the portfolio managers who use such information to assess these floating rate loans for the underlying fund to guard against the potential misuse of such Confidential Information.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.


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52p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

DERIVATIVES RISK. Derivatives (such as forward currency contracts) are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the underlying fund. The underlying fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the underlying fund's investment manager when entering into the derivative instrument. To comply with applicable regulatory requirements, the underlying fund will be required to designate cash securities in an amount equal to the value of the underlying fund's total assets committed to consummating forward currency contracts. If the value of the securities declines or the amount required to meet the underlying fund's obligations on a forward currency contract increases, additional cash or securities may be required to be designated so that the value of the cash or securities will equal the amount of the underlying fund's commitments on such contracts. If the underlying fund is unable to designate cash or securities equal to the amount of the underlying fund's commitments on such contracts, the underlying fund may be forced to sell such contracts at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Applicable to Emerging Markets Bond Fund, Global Bond Fund and Inflation Protected Securities Fund only:

DIVERSIFICATION RISK. If the underlying fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Applicable to Emerging Markets Bond Fund:

GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.



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

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.


INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying funds to underperform other mutual funds if that style falls out of favor with the market. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.

Applicable to Disciplined Equity Fund, and Disciplined Small Cap Value
Fund only:

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been tested using historical market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the underlying fund to achieve its objective.


REINVESTMENT RISK. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

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54p   *   RIVERSOURCE PORTFOLIO BUILDER SERIES   *   2006 PROSPECTUS

SECTOR RISK


Applicable to Dividend Opportunities Fund, Global Bond Fund, Emerging Markets Bond Fund and Emerging Markets Fund


Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Applicable to Global Technology Fund only

The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Applicable to Mid Cap Value Fund only

Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund does not intend to focus on any particular sector, at times the underlying fund may have a significant portion of its assets invested in a particular sector.

Applicable to Aggressive Growth Fund only

Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund's principal investment strategies do not involve focusing on any particular sector, at times Columbia WAM's asset management strategy may cause the underlying fund to invest a large portion of its assets in a particular sector.

Applicable to Precious Metals Fund only

The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in exploration, mining, processing or distribution of gold and other precious metals and related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Applicable to Real Estate Fund only

Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.


REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the underlying fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Applicable to Cash Management Fund only

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.



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

These Funds, along with the other RiverSource funds, are distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Funds can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Funds and their investments are available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or make a shareholder equity, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
riversource.com/funds

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND                811-5897
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND       811-5897
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND                    811-5897
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND         811-5897
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND                  811-5897
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND                811-5897

TICKER SYMBOL
Conservative Fund                Class A: ABDAX     Class B: ABBDX        Class C: --         Class Y: --
Moderate Conservative Fund       Class A: AUCAX     Class B: AMDBX        Class C: --         Class Y: --
Moderate Fund                    Class A: ABUAX     Class B: AURBX        Class C: AMTCX      Class Y: --
Moderate Aggressive Fund         Class A: AXMAX     Class B: ABMBX        Class C: AGECX      Class Y: --
Aggressive Fund                  Class A: AXBAX     Class B: AXPBX        Class C: --         Class Y: --
Total Equity Fund                Class A: AXTAX     Class B: AXTBX        Class C: --         Class Y: --


[RiverSource(SM) Investments logo]


RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


                                                            S-6282-99 E (3/06)

Prospectus
                                              [RiverSource Investments Logo]


RIVERSOURCE(SM)
SMALL COMPANY INDEX FUND


PROSPECTUS MARCH 31, 2006


> RIVERSOURCE SMALL COMPANY INDEX FUND (FORMERLY AXP(R) SMALL COMPANY INDEX
  FUND) SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

------------------------------------------------------
NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
------------------------------------------------------

TABLE OF CONTENTS

THE FUND                                                             3p

Objective                                                            3p

Principal Investment Strategies                                      3p

Principal Risks                                                      4p

Past Performance                                                     5p

Fees and Expenses                                                    8p

Other Investment Strategies and Risks                                9p

Fund Management and Compensation                                    10p

BUYING AND SELLING SHARES                                           14p

Transactions Through Unaffiliated Financial Intermediaries          14p

Valuing Fund Shares                                                 15p

Investment Options                                                  15p

Purchasing Shares                                                   17p

Sales Charges                                                       19p

Exchanging/Selling Shares                                           24p

DISTRIBUTIONS AND TAXES                                             27p

Dividends and Capital Gain Distributions                            27p

Reinvestments                                                       28p

Taxes                                                               28p

FINANCIAL HIGHLIGHTS                                                29p



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

THE FUND

OBJECTIVE

RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it will not own all of the companies in the same proportion to their weightings in the market index.

The Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

o Attempting to replicate the S&P SmallCap 600 Index by investing in a statistically selected sample of the stocks included in the Index.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   o  The security continues to be included in the S&P SmallCap 600 Index.

   o Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

   o  A company's market weighting otherwise changes with respect to the Index.

   o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

The investment manager may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --   3p
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

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

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4p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
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

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


o  the maximum sales charge for Class A shares;

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares;

o  no sales charge for Class Y shares; and


o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --   5p
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

AFTER-TAX RETURNS
After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

                                [bar chart]

                         CLASS A SHARE PERFORMANCE
                         (BASED ON CALENDAR YEARS)

+23.29%  -2.39%   +11.33%  +10.53%   +5.39%  -15.40%   +37.71%  +21.47   +6.76%

 1997     1998     1999     2000      2001    2002      2003     2004     2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -21.10% (quarter ended Sept. 30, 1998).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2005 was +6.76%.



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6p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
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


-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
-----------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
                                                                        1 YEAR      5 YEARS      INCEPTION

 RiverSource Small Company Index Fund:
   Class A
      Return before taxes                                               +0.62%       +8.46%       +9.93%(a)
      Return after taxes on distributions                               -0.56%       +7.82%       +8.83%(a)
      Return after taxes on distributions and sale of fund shares       +1.95%       +7.24%       +8.29%(a)
   Class B
      Return before taxes                                               +1.03%       +8.61%       +9.79%(a)
   Class Y
      Return before taxes                                               +6.90%       +9.92%      +10.79%(a)
 S&P SmallCap 600 Index
 (reflects no deduction for fees, expenses or taxes)                    +7.77%      +12.15%      +11.93%(b)
 Lipper Small-Cap Core Funds Index                                      +7.56%       +9.19%      +10.47%(b)


(a) Inception date is Aug. 19, 1996.
(b) Measurement period started Sept. 1, 1996.


The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --   7p
------------------------------------------------------------------------------

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------
                                                             CLASS A     CLASS B     CLASS Y

Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                           5.75%       none        none
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)       none(b)     5%          none
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                 CLASS A     CLASS B     CLASS Y
 Management fees                                              0.34%       0.34%       0.34%
 Distribution (12b-1) fees                                    0.25%       1.00%       0.00%
 Other expenses(c)                                            0.33%       0.35%       0.41%
 Total                                                        0.92%       1.69%       0.75%
 Fee waiver/expense reimbursement                             0.03%       0.04%       0.03%
 Net expenses(d)                                              0.89%       1.65%       0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B and 0.72% for Class Y.



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8p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
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

EXAMPLES
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                   $661        $850      $1,055      $1,647
 Class B                                      $668(b)     $929(b)   $1,115(b)   $1,795(c)
 Class Y                                      $ 74        $238      $  417      $  936


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership



You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS    5 YEARS    10 YEARS
 Class A(a)                                   $661        $850      $1,055      $1,647
 Class B                                      $168        $529      $  915      $1,795(b)
 Class Y                                      $ 74        $238      $  417      $  936

(a) Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.



OTHER INVESTMENT STRATEGIES AND RISKS
Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --   9p
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

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER
RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.


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10p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
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

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o Joined RiverSource Investments (previously American Express Financial Corporation) in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL SERVICES AND COMPENSATION
As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  11p
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

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.


LEGAL PROCEEDINGS
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


PAYMENTS TO FINANCIAL INTERMEDIARIES
RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may

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12p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
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
create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION
Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  13p
------------------------------------------------------------------------------

BUYING AND SELLING SHARES

------------------------------------------------------------------------------
TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES
Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.
------------------------------------------------------------------------------

The public offering price for Class A shares of the Fund is the net asset value (NAV) plus a sales charge, and for Class B and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

------------------------------------------------------------------------------
14p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

VALUING FUND SHARES
The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS
1. CLASS A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. CLASS B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. CLASS Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A and Class B shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A and Class B shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  15p
------------------------------------------------------------------------------

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

------------------------------------------------------------------------------
INVESTMENT OPTIONS SUMMARY
------------------------------------------------------------------------------

CLASS A
Maximum sales charge of 5.75%

Initial sales charge waived or reduced for certain purchases

Annual distribution fee of 0.25% of average daily net assets*

Lower annual expenses than Class B shares

CLASS B
No initial sales charge
CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)
CDSC waived in certain circumstances

Annual distribution fee of 1.00% of average daily net assets*
Shares convert to Class A**

Higher annual expenses than Class A shares

CLASS Y
No initial sales charge
No annual distribution fee
Service fee of 0.10% of average daily net assets
Available only to certain qualifying institutional investors



* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A and Class B shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

** See "Buying and Selling Shares, Sales Charges, Class B -- contingent deferred sales charge (CDSC) alternative" for more information for timing of conversion, which will vary depending on the original purchase date of the Class B shares.


SHOULD YOU PURCHASE CLASS A OR CLASS B SHARES?
If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years.

Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportions as the other Class B shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

------------------------------------------------------------------------------
16p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

PURCHASING SHARES
Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

TO PURCHASE SHARES WITH A FINANCIAL INTERMEDIARY OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS AND HOW YOU CAN PURCHASE FUND SHARES FROM AMERIPRISE FINANCIAL SERVICES.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  17p
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
HOW TO DETERMINE THE CORRECT TIN
------------------------------------------------------------------------------------------------------------------------------
FOR THIS TYPE OF ACCOUNT:                                   USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:
Individual or joint account                                 The individual or one of the owners listed on the joint account
------------------------------------------------------------------------------------------------------------------------------
Custodian account of a minor                                The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------------------------------------------------------------------------------------------
A revocable living trust                                    The grantor-trustee (the person who puts the money into the trust)
------------------------------------------------------------------------------------------------------------------------------
An irrevocable trust, pension trust or estate               The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)
------------------------------------------------------------------------------------------------------------------------------
Sole proprietorship or single-owner LLC                     The owner
------------------------------------------------------------------------------------------------------------------------------
Partnership or multi-member LLC                             The partnership
------------------------------------------------------------------------------------------------------------------------------
Corporate or LLC electing corporate status on Form 8832     The corporation
------------------------------------------------------------------------------------------------------------------------------
Association, club or tax-exempt organization                The organization
------------------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

METHODS OF PURCHASING SHARES

------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------
Once your account has been established, send your check to:

AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNTS
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.


*  $1,000 for tax qualified accounts.
** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

------------------------------------------------------------------------------
18p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BY SCHEDULED INVESTMENT PLAN
------------------------------------------------------------------------------
MINIMUM AMOUNTS
Initial investment:           $2,000*

Additional investments:       $100**

Account balances:             none (on a scheduled investment plan with monthly
                              payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.


*  $100 for accounts outside of a brokerage account.
** $50 minimum per payment for qualified accounts outside of a brokerage account.

------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER
------------------------------------------------------------------------------
Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

------------------------------------------------------------------------------
BY TELEPHONE
------------------------------------------------------------------------------
If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:
(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge.

Sales charge* for Class A shares:

                              AS A % OF              AS A % OF          MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE         PURCHASE PRICE**     NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
Up to $49,999                   5.75%                  6.10%                   5.00%
$50,000-$99,999                 4.75                   4.99                    4.00
$100,000-$249,999               3.50                   3.63                    3.00
$250,000-$499,999               2.50                   2.56                    2.15
$500,000-$999,999               2.00                   2.04                    1.75
$1,000,000 or more              0.00                   0.00                    0.00***

  * Because of rounding in the calculation of the purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.




------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  19p
------------------------------------------------------------------------------

RIGHTS OF ACCUMULATION
YOU MAY BE ABLE TO REDUCE THE SALES CHARGE ON CLASS A SHARES, BASED ON THE COMBINED MARKET VALUE OF YOUR ACCOUNTS.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


o  Your current investment in this Fund; and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.


   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held outside of a brokerage account;

o  Individual or joint accounts held through a brokerage account;


o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;


o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

------------------------------------------------------------------------------
20p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services and/or your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES, YOUR FINANCIAL ADVISOR OR YOUR INVESTMENT PROFESSIONAL WITH INFORMATION ABOUT ALL OF THE ACCOUNTS THAT MAY COUNT TOWARD A SALES CHARGE REDUCTION, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE REDUCTIONS FOR WHICH YOU MAY BE ELIGIBLE.

For more information on rights of accumulation, please see the SAI.

LETTER OF INTENT (LOI)
Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES
Sales charges do not apply to:

o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  21p
------------------------------------------------------------------------------

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:


   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional;

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company;


   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

   o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

UNLESS YOU PROVIDE AMERIPRISE FINANCIAL SERVICES OR YOUR FINANCIAL ADVISOR WITH INFORMATION ABOUT ALL OF THE FACTORS THAT MAY COUNT TOWARD A WAIVER OF THE SALES CHARGE, THERE CAN BE NO ASSURANCE THAT YOU WILL RECEIVE ALL OF THE WAIVERS FOR WHICH YOU MAY BE ELIGIBLE.


You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/roa.

CLASS B -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE

A CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:             THE CDSC PERCENTAGE RATE IS:*
 First year                                              5%
 Second year                                             4%
 Third year                                              4%
 Fourth year                                             3%
 Fifth year                                              2%
 Sixth year                                              1%
 Seventh year                                            0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

------------------------------------------------------------------------------
22p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.


If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

-----------------------------------------------------------------------------
EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3-1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the
$500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.
-----------------------------------------------------------------------------

Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

THE CDSC ON CLASS B SHARES WILL BE WAIVED ON SALES OF SHARES:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or


o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:


   o  at least 59-1/2 years old; AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived); OR

   o selling under an approved substantially equal periodic payment arrangement.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  23p
------------------------------------------------------------------------------

EXCHANGING/SELLING SHARES

TO SELL OR EXCHANGE SHARES HELD WITH FINANCIAL INTERMEDIARIES OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS ON HOW YOU CAN EXCHANGE OR SELL SHARES HELD WITH AMERIPRISE FINANCIAL SERVICES.

EXCHANGES
You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.


FUNDS THAT INVEST IN SECURITIES WHICH TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. TO THE EXTENT THAT THE FUND HAS SIGNIFICANT HOLDINGS OF SMALLER CAP STOCKS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE KINDS OF SECURITIES IN WHICH THE FUND INVESTS. SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE FUND'S POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE FUND'S BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. THE FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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24p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

SELLING SHARES
You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  25p
------------------------------------------------------------------------------

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

------------------------------------------------------------------------------
BY REGULAR OR EXPRESS MAIL
------------------------------------------------------------------------------
AMERIPRISE FINANCIAL SERVICES
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

------------------------------------------------------------------------------
BY TELEPHONE
------------------------------------------------------------------------------
(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

MINIMUM SALE AMOUNT:          $100

MAXIMUM SALE AMOUNT:          $100,000

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26p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------
You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

------------------------------------------------------------------------------
BY SCHEDULED PAYOUT PLAN
------------------------------------------------------------------------------
o  Minimum payment: $100*

o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a non-brokerage/wrap account.

------------------------------------------------------------------------------
ELECTRONIC TRANSACTIONS
------------------------------------------------------------------------------
The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as DIVIDENDS. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  27p
------------------------------------------------------------------------------

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

------------------------------------------------------------------------------
28p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A
-------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006      2005     2004      2003       2002
Net asset value, beginning of period                                 $8.21     $7.55    $5.14    $ 6.35      $6.50
-------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .01        --       --        --       (.01)
Net gains (losses) (both realized and unrealized)                     1.44      1.17     2.41     (1.21)       .13
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.45      1.17     2.41     (1.21)       .12
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.69)     (.51)      --        --       (.27)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $8.97     $8.21    $7.55    $ 5.14      $6.35
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $884      $844     $792      $583       $705
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .92%(c)   .91%     .96%      .98%       .96%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .20%      .24%    (.04%)    (.13%)     (.12%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               14%       12%      10%       16%        20%
-------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      18.33%    15.42%   46.89%   (19.06%)     1.98%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.93% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.



------------------------------------------------------------------------------
       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  29p
------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006      2005     2004      2003       2002
Net asset value, beginning of period                                 $7.59     $7.07    $4.85    $ 6.04      $6.25
-------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (.02)     (.01)    (.05)     (.04)      (.05)
Net gains (losses) (both realized and unrealized)                     1.29      1.04     2.27     (1.15)       .11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.27      1.03     2.22     (1.19)       .06
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.69)     (.51)      --        --       (.27)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $8.17     $7.59    $7.07    $ 4.85      $6.04
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $353      $434     $482      $370       $455
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                      1.68%(c)  1.67%    1.73%    1.75%       1.72%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     (.57%)    (.53%)   (.81%)   (.90%)      (.88%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               14%       12%      10%      16%         20%
-------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      17.45%    14.48%   45.77%  (19.70%)      1.09%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.70% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------
30p   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS
------------------------------------------------------------------------------

CLASS Y
-------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006       2005     2004      2003      2002
Net asset value, beginning of period                                 $8.32      $7.63    $5.19    $ 6.40     $6.54
-------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .01         --      .01        --        --
Net gains (losses) (both realized and unrealized)                     1.48       1.20     2.43     (1.21)      .13
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      1.49       1.20     2.44     (1.21)      .13
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS:
Distributions from realized gains                                     (.69)      (.51)      --        --      (.27)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.12      $8.32    $7.63    $ 5.19     $6.40
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $11        $20      $15       $10        $8
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       .75%(c)    .74%     .79%      .82%      .79%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      .36%       .42%     .13%      .04%      .05%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)               14%        12%      10%       16%       20%
-------------------------------------------------------------------------------------------------------------------
Total return(d)                                                      18.57%     15.65%   47.01%   (18.91%)    2.12%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.76% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.



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       RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 PROSPECTUS   --  31p
------------------------------------------------------------------------------

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:
riversource.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

TICKER SYMBOL
Class A: ISIAX    Class B: ISIBX

Class Y: ISCYX

[RIVERSOURCE INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


                                                          S-6357-99 R (3/06)

Prospectus

                                              [RIVERSOURCE INVESTMENTS LOGO]

RIVERSOURCE(SM)
S&P 500 INDEX FUND


PROSPECTUS MARCH 31, 2006


> RIVERSOURCE S&P 500 INDEX FUND (FORMERLY AXP(R) S&P 500 INDEX FUND) SEEKS
  TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------
 NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
-------------------------------------------------------

Table of Contents

THE FUND                                                          3p

Objective                                                         3p

Principal Investment Strategies                                   3p

Principal Risks                                                   4p

Past Performance                                                  5p

Fees and Expenses                                                 7p

Other Investment Strategies and Risks                             8p

Fund Management and Compensation                                  9p

BUYING AND SELLING SHARES                                        12p

Transactions Through Unaffiliated
  Financial Intermediaries                                       12p

Valuing Fund Shares                                              13p

Investment Options                                               13p

Purchasing Shares                                                13p

Selling Shares                                                   16p

DISTRIBUTIONS AND TAXES                                          18p

Dividends and Capital
  Gain Distributions                                             18p

Reinvestments                                                    18p

Taxes                                                            19p

FINANCIAL HIGHLIGHTS                                             20p



------------------------------------------------------------------------------
2p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
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

The Fund


OBJECTIVE
RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   3p
------------------------------------------------------------------------------

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o  A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

------------------------------------------------------------------------------
4p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


o how the Fund's performance has varied for each full calendar year shown on the bar chart, and


o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class D share information is shown in the bar chart.

Table. The table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS
After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   5p
------------------------------------------------------------------------------

                                  [graph]

                         CLASS D SHARE PERFORMANCE
                         (BASED ON CALENDAR YEARS)

-10.04%     -12.42%     -22.59%     +27.81%    +10.23%     +4.14%

  2000        2001        2002        2003       2004       2005


During the periods shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.23% (quarter ended Sept. 30, 2002).


The performance of Class E may vary from that shown because of differences in expenses.


The Fund's Class D year-to-date return at Dec. 31, 2005 was +4.14%.

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2005)
-----------------------------------------------------------------------------------------------
                                                                                       SINCE
                                                             1 YEAR      5 YEARS     INCEPTION
S&P 500 Index Fund
   Class D
      Return before taxes                                    +4.14%      -0.11%      +0.28%(a)
      Return after taxes on distributions                    +3.67%      -0.47%      -0.06%(a)
      Return after taxes on distributions
      and sale of fund shares                                +2.69%      -0.29%      +0.05%(a)
   Class E
      Return before taxes                                    +4.62%      +0.15%      +0.55%(a)
S&P 500 Index
(reflects no deduction for fees, expenses or taxes)          +4.91%      +0.54%      +0.15%(b)
Lipper S&P 500 Objective Funds Index                         +4.65%      +0.24%      -0.14%(b)

(a) Inception date is Oct. 25, 1999.
(b) Measurement period started Nov. 1, 1999.


S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

------------------------------------------------------------------------------
6p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


--------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
                                                                        CLASS D     CLASS E
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                         0%          0%
--------------------------------------------------------------------------------------------
Annual account fee (for accounts under $10,000)                           $10         $10
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                        CLASS D     CLASS E
Management fees                                                          0.22%       0.22%
Distribution (12b-1) fees                                                0.25%       0.00%
Other expenses(b)                                                        0.35%       0.35%
Total                                                                    0.82%       0.57%
Fee waiver/expense reimbursement                                         0.23%       0.23%
Net expenses(c)                                                          0.59%       0.34%

(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class D and 0.34% for Class E.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR     3 YEARS     5 YEARS   10 YEARS
Class D                            $60        $239        $433        $996
Class E                             35         160         296         695



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           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   7p
------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.

------------------------------------------------------------------------------
8p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER
RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.24% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:


David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o Joined RiverSource Investments (previously American Express Financial Corporation) in 1990.

o Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL SERVICES AND COMPENSATION
As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds.

------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   9p
------------------------------------------------------------------------------

Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution plan, the distributor receives distribution fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares, and retains a portion of these fees to support its distribution activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.


LEGAL PROCEEDINGS
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


PAYMENTS TO FINANCIAL INTERMEDIARIES
RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of

------------------------------------------------------------------------------
10p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------
services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION
Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.


------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   11p
------------------------------------------------------------------------------

BUYING AND SELLING SHARES

-----------------------------------------------------------------------------
TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES
Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.
-----------------------------------------------------------------------------

The public offering price for each class of shares of the Fund is the net asset value (NAV). Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

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12p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
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

VALUING FUND SHARES
The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS
1. CLASS D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. CLASS E shares are sold without a sales charge or 12b-1 fee through Ameriprise brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

PURCHASING SHARES
Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

TO PURCHASE SHARES WITH A FINANCIAL INTERMEDIARY OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS AND HOW YOU CAN PURCHASE FUND SHARES FROM AMERIPRISE FINANCIAL SERVICES.

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           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   13p
------------------------------------------------------------------------------

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish one. Contact your financial advisor, or investment professional or visit our website to establish an account.

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

The Fund and the distributor reserve the right to refuse any purchase.

METHODS OF PURCHASING SHARES
-----------------------------------------------------------------------------
BY REGULAR OR EXPRESS MAIL
-----------------------------------------------------------------------------
Mail checks (along with any applications) to:

AMERIPRISE FINANCIAL SERVICES
70400 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

-----------------------------------------------------------------------------
BY INTERNET
-----------------------------------------------------------------------------

Complete a brokerage account application online (www.ameriprise.com) and mail the application to:


AMERIPRISE FINANCIAL SERVICES
70400 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Corporations and other organizations should contact the distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

-----------------------------------------------------------------------------
BY TELEPHONE
-----------------------------------------------------------------------------
You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:
(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts

You must have money available in your brokerage account in order to purchase Fund shares.

------------------------------------------------------------------------------
14p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
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

-----------------------------------------------------------------------------
BY WIRE
-----------------------------------------------------------------------------
Once your account is established, you may wire money into your brokerage account:

WELLS FARGO MN, NA.
MINNEAPOLIS, MN 55402
ROUTING ABA: 121000248

Give these instructions:

Credit American Enterprise Investment Services Inc. Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.

For instructions on how to wire money for wrap accounts, call (800) 967-4377.

MINIMUM WIRE AMOUNT: $1,000

MINIMUM FUND INVESTMENT REQUIREMENTS
Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

MINIMUM BALANCE ACCOUNT REQUIREMENTS AND ANNUAL ACCOUNT FEE
The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

WHEN AND AT WHAT PRICE SHARES WILL BE PURCHASED
Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

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           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   15p
------------------------------------------------------------------------------

SELLING SHARES

TO SELL SHARES HELD WITH FINANCIAL INTERMEDIARIES OTHER THAN AMERIPRISE FINANCIAL SERVICES, PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY. SEE "TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES" FOR MORE INFORMATION. THE FOLLOWING SECTION EXPLAINS POLICIES OF THE RIVERSOURCE FUNDS ON HOW YOU CAN SELL SHARES HELD WITH AMERIPRISE FINANCIAL SERVICES.

Exchanges are currently not allowed into or out of this Fund.

There are no sales loads; however, the Fund charges a redemption fee on shares sold within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS. SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE FUND'S POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUND'S BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. THE FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

------------------------------------------------------------------------------
16p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------

SELLING SHARES
You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

WAYS TO REQUEST A SALE OF SHARES
-----------------------------------------------------------------------------
BY REGULAR OR EXPRESS MAIL
-----------------------------------------------------------------------------
You may request a sale by writing to:

AMERIPRISE FINANCIAL SERVICES
70400 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

The express mail delivery charges you pay will vary depending on the courier you select.

-----------------------------------------------------------------------------
BY INTERNET
-----------------------------------------------------------------------------
If you have a brokerage account you may sell shares from our website at (www.ameriprise.com).

-----------------------------------------------------------------------------
BY TELEPHONE
-----------------------------------------------------------------------------
You may sell shares by calling:
(800) 297-7378 for brokerage accounts
(800) 967-4377 for wrap accounts

-----------------------------------------------------------------------------
BY WIRE
-----------------------------------------------------------------------------
Money can be wired from your account to your bank account. Call the distributor at the above numbers for additional information on wire transfers. A service fee ($25 - United States and $35 - International) may be charged against your brokerage account for each wire sent.

To properly process your sale request we will need the following information:


o  your account number(s) and your name,

o  your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to sell shares,

o  the dollar amount or number of shares you want to sell, and


o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   17p
------------------------------------------------------------------------------

Once a sale request is made it is irrevocable and cannot be modified or canceled.

Telephone sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

TELEPHONE TRANSACTIONS
The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

ELECTRONIC TRANSACTIONS
The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

DISTRIBUTIONS AND TAXES
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as DIVIDENDS. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

------------------------------------------------------------------------------
18p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
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

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, a sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.


IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


------------------------------------------------------------------------------
           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   19p
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS D
-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006     2005     2004     2003      2002
Net asset value, beginning of period                                 $4.55    $4.38    $3.31   $ 4.36     $5.30
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07      .07      .04      .03       .02
Net gains (losses) (both realized and unrealized)                      .36      .17     1.07    (1.05)     (.91)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .43      .24     1.11    (1.02)     (.89)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)    (.07)    (.04)    (.03)     (.02)
Distributions from realized gains                                       --       --       --       --      (.03)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)    (.07)    (.04)    (.03)     (.05)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.92    $4.55    $4.38   $ 3.31     $4.36
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $63      $69      $70      $56       $38
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .62%     .62%     .64%     .63%      .64%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.26%    1.41%    1.13%    1.03%      .74%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%       6%       4%       9%       27%
-----------------------------------------------------------------------------------------------------------------
Total return                                                          9.56%    5.43%   33.72%  (23.43%)  (16.74%)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances. (c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.85%, 0.82%, 0.69%, 0.84% and 0.97% for the years ended Jan. 31, 2006,
    2005, 2004, 2003 and 2002, respectively.


------------------------------------------------------------------------------
20p   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS
------------------------------------------------------------------------------

CLASS E

------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006     2005     2004     2003      2002
Net asset value, beginning of period                                 $4.57    $4.39    $3.32   $ 4.37     $5.31
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .08      .08      .05      .04       .03
Net gains (losses) (both realized and unrealized)                      .38      .18     1.07    (1.05)     (.91)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .46      .26     1.12    (1.01)     (.88)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.08)    (.08)    (.05)    (.04)     (.03)
Distributions from realized gains                                       --       --       --       --      (.03)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.08)    (.08)    (.05)    (.04)     (.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.95    $4.57    $4.39   $ 3.32     $4.37
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $218     $301     $398     $261      $187
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .37%     .38%     .39%     .38%      .39%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.52%    1.64%    1.37%    1.30%      .98%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%       6%       4%       9%       27%
------------------------------------------------------------------------------------------------------------------
Total return                                                         10.03%    5.90%   33.91%  (23.24%)  (16.55%)
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances. (c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.60%, 0.56%, 0.44%, 0.59% and 0.72% for the years ended Jan. 31, 2006,
    2005, 2004, 2003 and 2002, respectively.


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           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   21p
------------------------------------------------------------------------------

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

                     THIS PAGE LEFT BLANK INTENTIONALLY




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           RIVERSOURCE S&P 500 INDEX FUND   ---   2006 PROSPECTUS   ---   23p
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

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

Website address:
riversource.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol

Class D: ADIDX    Class E: ADIEX


[RIVERSOURCE INVESTMENTS LOGO]

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


                                                          S-6434-99 L (3/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                MARCH 31, 2006


AXP(R) CALIFORNIA TAX-EXEMPT TRUST
  RiverSource(SM) California Tax-Exempt Fund

AXP DIMENSIONS SERIES, INC.

  RiverSource Disciplined Small Cap Value Fund


AXP DISCOVERY SERIES, INC.
  RiverSource Core Bond Fund

  RiverSource Floating Rate Fund

  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities Fund
  RiverSource Limited Duration Bond Fund

AXP EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund

AXP FIXED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund

AXP GLOBAL SERIES, INC.

  RiverSource Emerging Markets Bond Fund

  RiverSource Emerging Markets Fund


  RiverSource Global Bond Fund
  RiverSource Global Equity Fund
  RiverSource Global Technology Fund

AXP GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government Fund
  RiverSource U.S. Government Mortgage Fund

AXP GROWTH SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund

AXP HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund

AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
  RiverSource Tax-Exempt High Income Fund

AXP INCOME SERIES, INC.

  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income Fund
  RiverSource Income Builder Moderate Income Fund


AXP INTERNATIONAL SERIES, INC.
  RiverSource European Equity Fund
  RiverSource International Opportunity Fund

AXP INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund

AXP MANAGED SERIES, INC.
  RiverSource Strategic Allocation Fund

AXP MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive Fund
  RiverSource Portfolio Builder Conservative Fund

  RiverSource Portfolio Builder Moderate Aggressive Fund
  RiverSource Portfolio Builder Moderate Conservative Fund

  RiverSource Portfolio Builder Moderate Fund


  RiverSource Portfolio Builder Total Equity Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund

AXP MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund

AXP PARTNERS INTERNATIONAL SERIES, INC.
  RiverSource International Aggressive Growth Fund
  RiverSource International Equity Fund
  RiverSource International Select Value Fund
  RiverSource International Small Cap Fund

AXP PARTNERS SERIES, INC.
  RiverSource Aggressive Growth Fund
  RiverSource Fundamental Growth Fund
  RiverSource Fundamental Value Fund
  RiverSource Select Value Fund
  RiverSource Small Cap Equity Fund
  RiverSource Small Cap Value Fund
  RiverSource Value Fund

AXP SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund

AXP SELECTED SERIES, INC.
  RiverSource Precious Metals Fund

AXP SPECIAL TAX-EXEMPT SERIES TRUST


  RiverSource Massachusetts Tax-Exempt Fund
  RiverSource Michigan Tax-Exempt Fund
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
  RiverSource Ohio Tax-Exempt Fund



AXP STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Small Cap Advantage Fund
  RiverSource Small Cap Growth Fund



AXP TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund

AXP TAX-FREE MONEY SERIES, INC.
  RiverSource Tax-Exempt Money Market Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor, or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. The current prospectus for each of the funds also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.

TABLE OF CONTENTS

Mutual Fund Checklist                                                      p. 4
Fundamental and Nonfundamental Investment Policies                         p. 7

Investment Strategies and Types of Investments                            p. 16
Information Regarding Risks and Investment Strategies                     p. 18
Securities Transactions                                                   p. 45
Brokerage Commissions Paid to Brokers Affiliated with the
  Investment Manager                                                      p. 56
Valuing Fund Shares                                                       p. 60
Portfolio Holdings Disclosure                                             p. 68

Proxy Voting                                                              p. 69

Investing in a Fund                                                       p. 71
Selling Shares                                                            p. 76
Pay-out Plans                                                             p. 77
Capital Loss Carryover                                                    p. 78
Taxes                                                                     p. 81
Agreements                                                                p. 85
Organizational Information                                               p. 153
Board Members and Officers                                               p. 157
Control Persons and Principal Holders of Securities                      p. 167

Independent Registered Public Accounting Firm                            p. 177
Appendix A: Description of Ratings                                       p. 178
Appendix B: State Risk Factors                                           p. 184

Appendix C: Additional Information about the S&P 500 Index               p. 185



              Statement of Additional Information - March 31, 2006
                                     Page 2

LIST OF TABLES

1.    Fund Fiscal Year Ends and Investment Categories                    5


2.    Fundamental Policies                                               7
3.    Nonfundamental Policies                                           11

4.    Investment Strategies and Types of Investments                    16
5.    Total Brokerage Commissions                                       47
6.    Brokerage Directed for Research and Turnover Rates                49
7.    Securities of Regular Brokers or Dealers                          51
8.    Brokerage Commissions Paid to Investment Manager or Affiliates    57
9.    Valuing Fund Shares                                               60
10.   Class A Sales Charge                                              71

11.   Public Offering Price                                             71

12.   Capital Loss Carryover                                            78
13.   Corporate Deduction and Qualified Dividend Income                 82
14.   Investment Management Services Agreement Fee Schedule             85

15.   Lipper Indexes                                                    93

16.   Performance Incentive Adjustment Calculation                      94

17.   Management Fees and Nonadvisory Expenses                          95
18.   Subadvisers and Subadvisory Agreement Fee Schedules               98
19.   Subadvisory Fees                                                 101

20.   Portfolio Managers                                               104
21.   Administrative Services Agreement Fee Schedule                   143
22.   Administrative Fees                                              145
23.   Sales Charges Paid to Distributor                                148
24.   12b-1 Fees                                                       151
25.   Fund History Table for All Publicly Offered RiverSource Funds    154
26.   Board Members                                                    157
27.   Fund Officers                                                    158
28.   Committee Meetings                                               159
29.   Board Member Holdings - All Funds                                160
30.   Board Member Holdings - Individual Funds                         160
31.   Board Member Compensation - All Funds                            163
32.   Board Member Compensation - Individual Funds                     163
33.   Control Persons and Principal Holders of Securities              167



              Statement of Additional Information - March 31, 2006
                                     Page 3

MUTUAL FUND CHECKLIST

     - Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

     - Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

     -    A higher rate of return typically involves a higher risk of loss.

     -    Past performance is not a reliable indicator of future performance.

     -    ALL mutual funds have costs that lower investment return.

     - You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

     - Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

DEVELOP A FINANCIAL PLAN

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your financial advisor or investment professional at least once a year or more frequently if your circumstances change.

DOLLAR-COST AVERAGING

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

REGULAR             MARKET PRICE                 SHARES
INVESTMENT           OF A SHARE                 ACQUIRED
----------------------------------------------------------
  $100                 $ 6.00                     16.7
   100                   4.00                     25.0
   100                   4.00                     25.0
   100                   6.00                     16.7
   100                   5.00                     20.0
----------------------------------------------------------
  $500                 $25.00                    103.4

AVERAGE MARKET PRICE OF A SHARE OVER 5 PERIODS:   $5.00 ($25.00 DIVIDED BY 5)
THE AVERAGE PRICE YOU PAID FOR EACH SHARE:        $4.84 ($500 DIVIDED BY 103.4)

DIVERSIFY

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

UNDERSTAND YOUR INVESTMENT

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.


              Statement of Additional Information - March 31, 2006
                                     Page 4

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


                   FUND                          FISCAL YEAR END        FUND INVESTMENT CATEGORY
    --------------------------------------------------------------------------------------------
    Aggressive Growth                         May 31                 Equity
    Balanced                                  September 30           Balanced
    California Tax-Exempt                     June 30                State tax-exempt bond
    Cash Management                           July 31                Taxable money market
    Core Bond                                 July 31                Taxable bond
    Disciplined Equity                        July 31                Equity
    Disciplined Small Cap Value               July 31                Equity
    Diversified Bond                          August 31              Taxable bond
    Diversified Equity Income                 September 30           Equity
    Dividend Opportunity                      June 30                Equity
    Emerging Markets                          October 31             Equity
    Emerging Markets Bond                     October 31             Taxable bond
    Equity Value                              March 31               Equity
    European Equity                           October 31             Equity
    Floating Rate                             July 31                Taxable bond
    Fundamental Growth                        May 31                 Equity
    Fundamental Value                         May 31                 Equity
    Global Bond                               October 31             Taxable bond
    Global Equity                             October 31             Equity
    Global Technology                         October 31             Equity
    Growth                                    July 31                Equity
    High Yield Bond                           May 31                 Taxable bond
    Income Builder Basic Income               May 31                 Funds-of-funds - bond
    Income Builder Enhanced Income            May 31                 Funds-of-funds - bond
    Income Builder Moderate Income            May 31                 Funds-of-funds - bond
    Income Opportunities                      July 31                Taxable bond
    Inflation Protected Securities            July 31                Taxable bond
    Intermediate Tax-Exempt                   November 30            Tax-exempt bond
    International Aggressive Growth           October 31             Equity
    International Equity                      October 31             Equity
    International Opportunity                 October 31             Equity
    International Select Value                October 31             Equity
    International Small Cap                   October 31             Equity
    Large Cap Equity                          July 31                Equity
    Large Cap Value                           July 31                Equity
    Limited Duration Bond                     July 31                Taxable bond
    Massachusetts Tax-Exempt                  June 30                State tax-exempt bond
    Michigan Tax-Exempt                       June 30                State tax-exempt bond
    Mid Cap Growth                            November 30            Equity
    Mid Cap Value                             September 30           Equity
    Minnesota Tax-Exempt                      June 30                State tax-exempt bond
    New York Tax-Exempt                       June 30                State tax-exempt bond



              Statement of Additional Information - March 31, 2006
                                     Page 5

                   FUND                          FISCAL YEAR END        FUND INVESTMENT CATEGORY
    --------------------------------------------------------------------------------------------
    Ohio Tax-Exempt                           June 30                State tax-exempt bond
    Portfolio Builder Aggressive              January 31             Funds-of-funds - equity
    Portfolio Builder Conservative            January 31             Funds-of-funds - bond
    Portfolio Builder Moderate                January 31             Funds-of-funds - equity
    Portfolio Builder Moderate Aggressive     January 31             Funds-of-funds - equity
    Portfolio Builder Moderate Conservative   January 31             Funds-of-funds - bond
    Portfolio Builder Total Equity            January 31             Funds-of-funds - equity
    Precious Metals                           March 31               Equity
    Real Estate                               June 30                Equity
    S&P 500 Index                             January 31             Equity
    Select Value                              May 31                 Equity
    Short Duration U.S. Government            May 31                 Taxable bond
    Small Cap Advantage                       March 31               Equity
    Small Cap Equity                          May 31                 Equity
    Small Cap Growth                          March 31               Equity
    Small Cap Value                           May 31                 Equity
    Small Company Index                       January 31             Equity
    Strategic Allocation                      September 30           Balanced
    Tax-Exempt Bond                           November 30            Tax-exempt bond
    Tax-Exempt High Income                    November 30            Tax-exempt bond
    Tax-Exempt Money Market                   December 31            Tax-exempt money market
    U.S. Government Mortgage                  May 31                 Taxable bond
    Value                                     May 31                 Equity


FUNDS-OF-FUNDS

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.


              Statement of Additional Information - March 31, 2006
                                     Page 6

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

     - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

     - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

     - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

     - Buy on margin or sell short or deal in options to buy or sell securities.

     - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

     -    Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:


                                A            B             C              D                  E                F              G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN  INVEST LESS
         FUND              REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth               A1           B1           C1              D1                 E1              F1
Balanced                        A1           B1                           D1                 E1              F1
California Tax-Exempt           A1           B1                                                                             G1
Cash Management                 A3           A3                           D1                 E1
Core Bond                       A1           B1           C1              D1                 E1              F1
Disciplined Equity              A1           B1           C1              D1                 E1              F1
Disciplined Small Cap
Value                           A1           B3           C1              D1                 E1              F1
Diversified Bond                A1           B1                           D1                 E1              F1
Diversified Equity Income       A1           B1                           D1                 E1              F1
Dividend Opportunity            A1           B1                           D1                 E1



              Statement of Additional Information - March 31, 2006
                                     Page 7

                                A            B             C              D                  E                F              G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN  INVEST LESS
         FUND              REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                A1           B1           C1              D1                 E1              F1
Emerging Markets Bond           A1           B3           C1                                                 F5
Equity Value                    A1           B1           C1              D1                 E1              F1
European Equity                 A1           B1           C1                                                 F1
Floating Rate                   A1           B3           C1              D1                 E1              F6
Fundamental Growth              A1           B1           C1              D1                 E1              F1
Fundamental Value               A1           B3           C1              D1                 E1              F1
Global Bond                     A1           B1           C1              D1                                 F1
Global Equity                   A1           B1           C1              D1                 E1              F1
Global Technology               A1           B1           C1
Growth                          A1           B1                           D1                 E1              F1
High Yield Bond                 A1           B1           C1              D1                 E1              F1
Income Builder                  A1           B3           C1                                                 F2
Basic Income
Income Builder                  A1           B3           C1                                                 F2
Enhanced Income
Income Builder                  A1           B3           C1                                                 F2
Moderate Income
Income Opportunities            A1           B1           C1              D1                 E1              F1
Inflation Protected             A1           B1           C1                                                 F1
Securities
Intermediate Tax-Exempt         A1           B1                           D1                 E1                             G3(i)
International                   A1           B3           C1              D1                 E1              F1
Aggressive Growth
International Equity            A1           B3           C1              D1                 E1              F1
International Opportunity       A1           B1           C1              D1                 E1              F1
International Select            A1           B3           C1              D1                 E1              F1
Value
International Small Cap         A1           B3           C1              D1                 E1              F1
Large Cap Equity                A1           B1           C1              D1                 E1              F1
Large Cap Value                 A1           B3           C1              D1                 E1              F1
Limited Duration Bond           A1           B1           C1              D1                 E1              F1
Massachusetts Tax-Exempt        A1           B1                                                                             G1
Michigan Tax-Exempt             A1           B1                                                                             G1
Mid Cap Growth                  A1           B1                           D1                 E1              F1
Mid Cap Value                   A1           B1           C1              D1                 E1              F1
Minnesota Tax-Exempt            A1           B1                                                                             G1
New York Tax-Exempt             A1           B1                                                                             G1
Ohio Tax-Exempt                 A1           B1                                                                             G1
Portfolio Builder               A1           B1           C1                                                 F2
Aggressive*
Portfolio Builder               A1           B1           C1                                                 F2
Conservative*
Portfolio Builder               A1           B1           C1                                                 F2
Moderate*
Portfolio Builder               A1           B1           C1                                                 F2
Moderate Aggressive*
Portfolio Builder               A1           B1           C1                                                 F2
Moderate Conservative*



              Statement of Additional Information - March 31, 2006
                                     Page 8

                                A            B             C              D                  E                F              G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR    BUY MORE THAN   INVEST MORE THAN   CONCENTRATE IN  INVEST LESS
         FUND              REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER   5% IN AN ISSUER  ANY ONE INDUSTRY   THAN 80%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder               A1           B1           C1                                                 F2
Total Equity*
Precious Metals                 A1           B1(ii)       C1                                                 F3
Real Estate                     A1           B1           C1
S&P 500 Index                   A1           B1           C1                                                 F4
Select Value                    A1           B3           C1              D1                 E1              F1
Short Duration                  A1           B1           C1              D1                 E1              F1
U.S. Government
Small Cap Advantage             A1           B1           C1              D1                 E1              F1
Small Cap Equity                A1           B3           C1              D1                 E1              F1
Small Cap Growth                A1           B1           C1              D1                 E1              F1
Small Cap Value                 A1           B3           C1                                                 F1
Small Company Index             A1           B1                           D1                 E1              F1
Strategic Allocation            A1           B1           C1              D1                 E1              F1
Tax-Exempt Bond                 A1           B1                           D1                 E1                             G3(iii)
Tax-Exempt High Income          A1           B1                           D1                 E1                             G2
Tax-Exempt Money Market         A2           B2                           D1                 E1                             G3
U.S. Gov't Mortgage             A1           B1           C1              D1                 E1              F1
Value                           A1           B3           C1              D1                 E1              F1


    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE

     A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

     A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

     A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

     B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

     B2 - The fund will not invest in commodities or commodity contracts.

     B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


              Statement of Additional Information - March 31, 2006
                                     Page 9

C. ISSUE SENIOR SECURITIES

     C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

     D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.




E. INVEST MORE THAN 5% IN AN ISSUER

     E1 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.


F. CONCENTRATE

     F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

     F2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

     F3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

     F4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


     F5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

     F6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.


G. INVEST LESS THAN 80%

     G1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

     G2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.


     G3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.



              Statement of Additional Information - March 31, 2006
                                     Page 10

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

   The following are guidelines that may be changed by the Board at any time:


                           A          B            C         D         E           F           G            H          I
                        DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                             TAX-
                          ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL   FOREIGN       DEBT       EXEMPT
          FUND          FUTURES    BULLION     COMPANIES   SHORT   SECURITIES   OR MANAGE  SECURITIES  SECURITIES  SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth          A1       B1             C1        D6        E1          F1      G1-15%          H9
Balanced                   A1       B1             C1        D3        E1          F1      G1-25%
California Tax-Exempt      A1       B1                       D5                                            H16     I1, I4, I6
Cash Management                     B2             C1       See                                            H15
                                                          Table 2
Core Bond                  A1       B1             C1        D3        E1          F1      G1-15%
Disciplined Equity         A1       B1             C1        D6        E1          F1      G1-20%          H6
Disciplined Small          A1       B4             C2        D1        E1          F1      G1-20%          H6
Cap Value
Diversified Bond           A1       B1             C1        D6        E1          F1
Diversified                A1       B1             C1        D3        E1          F1      G1-25%          H11
Equity Income
Dividend Opportunity       A1       B1             C1        D3        E1          F1      G1-25%          H4
Emerging Markets           A1       B1             C1        D1        E1          F1      G1-100%       H1, H7
Emerging                   A1       B4             C2        D1        E1          F1      G1-100%
Markets Bond
Equity Value               A1       B1             C1        D3        E1          F1      G1-25%       H12, H14
European Equity            A1       B1                       D6                            G1-100%
Floating Rate              A1       B4             C2        D1        E1          F1      G1-20%
Fundamental Growth         A1       B1             C1        D6        E1          F1      G1-15%          H7
Fundamental Value          A1       B1             C1        D1        E1
Global Bond                A1       B1             C1        D1        E1          F1      G1-100%         H14
Global Equity              A1       B1             C1        D1        E1          F1      G1-100%       H1, H6
Global Technology          A1       B1             C1        D1        E1          F1      G1-100%       H1, H6
Growth                     A1       B1             C1        D6        E1          F1      G1-25%          H4
High Yield Bond            A1       B1             C1        D5        E1          F1      G1-25%
Income Builder             A1       B4                       D1        E1          F1
Basic Income
Income Builder             A1       B4                       D1        E1          F1
Enhanced Income
Income Builder             A1       B4                       D1        E1          F1
Moderate Income
Income Opportunities       A1       B1             C1        D3        E1          F1      G1-25%
Inflation Protected        A1       B1             C1        D3                            G1-15%
Securities
Intermediate               A1       B1             J2        D2                                            H10      I2, I3,
Tax-Exempt                                                                                                          I5, I6

                            J          K           L
                                     INVEST
                          EQUITY      WHILE    DIVERSIFI-
          FUND          SECURITIES  BORROWING    CATION
---------------------------------------------------------
Aggressive Growth
Balanced
California Tax-Exempt
Cash Management
Core Bond
Disciplined Equity
Disciplined Small                       K1
Cap Value
Diversified Bond
Diversified
Equity Income
Dividend Opportunity
Emerging Markets
Emerging                                K1
Markets Bond
Equity Value
European Equity                                  L1, L2
Floating Rate                           K1
Fundamental Growth
Fundamental Value                       K1
Global Bond
Global Equity
Global Technology
Growth
High Yield Bond             J1
Income Builder                          K1
Basic Income
Income Builder                          K1
Enhanced Income
Income Builder                          K1
Moderate Income
Income Opportunities
Inflation Protected
Securities
Intermediate                J2
Tax-Exempt



              Statement of Additional Information - March 31, 2006
                                     Page 11

                           A          B            C         D         E           F           G            H          I
                        DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                             TAX-
                          ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL   FOREIGN       DEBT       EXEMPT
          FUND          FUTURES    BULLION     COMPANIES   SHORT   SECURITIES   OR MANAGE  SECURITIES  SECURITIES  SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
International              A1       B1             C1        D1        E1                  G1-100%
Aggressive Growth
International Equity       A1       B1             C1        D1        E1                  G1-100%
International              A1       B1             C1        D1        E1          F1      G3-100%
Opportunity
International              A1       B1             C1        D1        E1                  G1-100%
Select Value
International              A1       B1             C1        D1        E1                  G1-100%
Small Cap
Large Cap Equity           A1       B1             C1        D6        E1          F1      G1-20%          H6
Large Cap Value            A1       B1             C1        D1        E1          F1      G1-20%          H7
Limited                    A1       B1             C1        D3        E1          F1      G1-15%
Duration Bond
Massachusetts              A1       B1                       D5                                            H16     I1, I4, I6
Tax-Exempt
Michigan Tax-Exempt        A1       B1                       D5                                            H16     I1, I4, I6
Mid Cap Growth             A1       B1             C1        D1        E1          F1      G1-15%          H5
Mid Cap Value              A1       B1             C1        D3        E1          F1      G1-25%          H8
Minnesota                  A1       B1                       D5                                            H16     I1, I4, I6
Tax-Exempt
New York                   A1       B1                       D5                                            H16     I1, I4, I6
Tax-Exempt
Ohio Tax-Exempt            A1       B1                       D5                                            H16     I1, I4, I6
Portfolio Builder          A1       B1                       D6
Aggressive*
Portfolio Builder          A1       B1                       D6
Conservative*
Portfolio Builder          A1       B1                       D6
Moderate *
Portfolio Builder          A1       B1                       D6
Moderate Aggressive*
Portfolio Builder          A1       B1                       D6
Moderate Conservative*
Portfolio Builder          A1       B1                       D6
Total Equity*
Precious Metals            A1     B1, B3           C1        D6        E1          F1        G2        H6(i), H17
Real Estate                A1       B1             C1        D6                            G1-10%
S&P 500 Index              A1       B1                       D3
Select Value               A1       B1             C1        D1        E1                  G1-20%          H3
Short Duration             A1       B1             C1        D7        E1          F1
U.S. Government
Small Cap Advantage        A1       B1             C1        D1        E1
Small Cap Equity           A2       B1             C1        D1        E1                  G1-15%
Small Cap Growth           A1       B1             C1        D1        E1
Small Cap Value            A1       B1             C1        D1        E1

                             J          K           L
                                      INVEST
                           EQUITY      WHILE    DIVERSIFI-
          FUND           SECURITIES  BORROWING    CATION
----------------------------------------------------------
International
Aggressive Growth
International Equity
International
Opportunity
International                            K1
Select Value
International
Small Cap
Large Cap Equity
Large Cap Value
Limited
Duration Bond
Massachusetts
Tax-Exempt
Michigan Tax-Exempt
Mid Cap Growth
Mid Cap Value
Minnesota
Tax-Exempt
New York
Tax-Exempt
Ohio Tax-Exempt
Portfolio Builder
Aggressive*
Portfolio Builder
Conservative*
Portfolio Builder
Moderate *
Portfolio Builder
Moderate Aggressive*
Portfolio Builder
Moderate Conservative*
Portfolio Builder
Total Equity*
Precious Metals                                     L1
Real Estate
S&P 500 Index                                     L1, L2
Select Value
Short Duration
U.S. Government
Small Cap Advantage
Small Cap Equity                         K1
Small Cap Growth
Small Cap Value                          K1       L1, L2



              Statement of Additional Information - March 31, 2006
                                     Page 12

                           A          B            C         D         E           F           G            H          I
                        DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                             TAX-
                          ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL   FOREIGN       DEBT       EXEMPT
          FUND          FUTURES    BULLION     COMPANIES   SHORT   SECURITIES   OR MANAGE  SECURITIES  SECURITIES  SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
Small Company Index        A1       B1             C1        D4        E1          F1
Strategic Allocation       A1       B1             C1        D3                    F1        G1-50%      H2, H9
Tax-Exempt Bond            A1       B1             J2        D2                                            H18         I2
Tax-Exempt                 A1       B1                       D2                                                      I2, I3
High Income
Tax-Exempt
Money Market                        B1(ii)
U.S. Gov't Mortgage        A1       B1             C1        D7        E1          F1
Value                      A1       B1             C2        D1        E1                    G1-25%        H13

                            J          K           L
                                     INVEST
                          EQUITY      WHILE    DIVERSIFI-
          FUND          SECURITIES  BORROWING    CATION
---------------------------------------------------------
Small Company Index
Strategic Allocation
Tax-Exempt Bond             J2
Tax-Exempt
High Income
Tax-Exempt
Money Market
U.S. Gov't Mortgage
Value                                   K1


   * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.


 (i) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.
(ii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

     A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

     A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES

     B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.


     B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


     B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

     B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investments is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


              Statement of Additional Information - March 31, 2006
                                     Page 13

C. INVESTMENT COMPANIES

     C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

     C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

D. MARGIN/SELLING SHORT

     D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

     D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

     D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

     D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.


     D5 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

     D6 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

     D7 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.


E. MONEY MARKET SECURITIES

     E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

     F1 - The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

     G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

     G2 - Under normal market conditions, the fund intends to invest at least
          50% of its total assets in foreign investments.

     G3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

     H1 - The fund may invest up to 20% of its net assets in bonds.


     H2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

     H3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

     H4 - The fund may not purchase debt securities rated below investment grade.

     H5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

     H6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

     H7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

     H8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.



              Statement of Additional Information - March 31, 2006
                                     Page 14

     H9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

     H10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

     H11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

     H12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

     H13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

     H14 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

     H15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

     H16 - No more than 10% of the fund's net assets will be held in inverse floaters.

     H17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

     H18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.


I. TAX-EXEMPT SECURITIES

     I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

     I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

     I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

     I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.


     I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

     I6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.



              Statement of Additional Information - March 31, 2006
                                     Page 15

J. EQUITY SECURITIES

     J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

     J2 - The fund will not invest in voting securities or securities of investment companies.

K. INVEST WHILE BORROWING

     K1 - The fund will not make additional investments while any borrowing remains outstanding.

L. DIVERSIFICATION

     L1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

     L2 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                                                      TAXABLE  TAX-EXEMPT                STATE
                                                           FUNDS-OF-FUNDS -  TAXABLE   MONEY     MONEY     TAX-EXEMPT  TAX-EXEMPT
          INVESTMENT STRATEGY            BALANCED  EQUITY   EQUITY AND BOND    BOND    MARKET    MARKET       BOND        BOND
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities             *        *           *             *        *          *           *            *
Borrowing                                    *        *           *             *        *                      *            *
Cash/money market instruments                *        *           *             *        *          *           *            *
Collateralized bond obligations              *       * A                        *                               *            *
Commercial paper                             *        *           *             *        *          *           *            *
Common stock                                 *        *                        * B
Convertible securities                       *        *                        * C                              *            *
Corporate bonds                              *        *                         *                               *            *
Debt obligations                             *        *                         *        *          *           *            *
Depositary receipts                          *        *                        * D
Derivative instruments                       *        *           *             *                               *            *
(including options and futures)
Exchange-traded funds                        *        *                         *                               *            *
Foreign currency transactions                *        *                        * E                             * E
Floating rate loans                                                             *
Foreign securities                           *        *                        * F       *                      *            *



              Statement of Additional Information - March 31, 2006
                                     Page 16

                                                                                      TAXABLE  TAX-EXEMPT                STATE
                                                           FUNDS-OF-FUNDS -  TAXABLE   MONEY     MONEY     TAX-EXEMPT  TAX-EXEMPT
          INVESTMENT STRATEGY            BALANCED  EQUITY   EQUITY AND BOND    BOND    MARKET    MARKET       BOND        BOND
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                           *        *           *             *        *          *           *            *
High yield debt securities (junk bonds)      *        G                        * G                             * G           *
Illiquid and restricted securities           *        *           *             *        *          *           *            *
Indexed securities                           *        *                         *                               *            *
Inflation protected securities               *        *                         *                               *            *
Inverse floaters                             *        H                         *                               *            *
Investment companies                         *        *           *             *
Lending of portfolio securities              *        *           *             *        *          *           *            *
Loan participations                          *        *                         *                               *            *
Mortgage-and asset-backed securities         *       * I                        *        *          *           *            *
Mortgage dollar rolls                        *        J                         *                               *            *
Municipal obligations                        *        *                         *                   *           *            *
Preferred stock                              *        *                        * K                             * K           *
Real estate investment trusts                *        *                         *                               *            *
Repurchase agreements                        *        *                         *        *          *           *            *
Reverse repurchase agreements                *        *                         *        *                      *            *
Short sales                                           L                         L
Sovereign debt                               *       * M                        *        *                      *            *
Structured investments                       *        *                         *                               *            *
Swap agreements                                       N                         *                               N
Variable- or floating-rate securities        *        *           *             *        *          *           *            *
Warrants                                     *        *                         *                               *            *
When-issued securities and                   *        *                         *                               *            *
forward commitments
Zero-coupon, step-coupon and                 *        *                         *                               *            *
pay-in-kind securities

A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.
B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.
C.   The following funds are not authorized to invest in convertible securities:
     Short Duration U.S. Government, U.S. Government Mortgage.
D.   The following funds are not authorized to invest in depositary receipts:
     Short Duration U.S. Government, U.S. Government Mortgage.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government, U.S. Government Mortgage.

F.   The following funds are not authorized to invest in foreign securities:
     U.S. Government Mortgage.

G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
     Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, Short Duration U.S. Government, U.S. Government Mortgage.

H.   The following funds are authorized to invest in inverse floaters: Real
     Estate.
I. The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.
J. The following funds are authorized to invest in mortgage dollar rolls: Real Estate.
K.   The following funds are not authorized to invest in preferred stock:
     Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government Mortgage.
L. The following funds are authorized to engage in short sales: Discovery, S&P 500 Index, Short Duration U.S. Government, U.S. Government Mortgage.
M. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.
N.   The following funds are authorized to enter into swap agreements:
     International Select Value. Tax-exempt bond funds may enter into interest rate swap agreements.


              Statement of Additional Information - March 31, 2006
                                     Page 17

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):


ACTIVE MANAGEMENT RISK. The fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.


AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.


CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.


COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


              Statement of Additional Information - March 31, 2006
                                     Page 18

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

COUNTRY RISK includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

CURRENCY RISK results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

EMERGING MARKETS RISK includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.


For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.


In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.


              Statement of Additional Information - March 31, 2006
                                     Page 19

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


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PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.


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INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Active Management Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Active Management Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Active Management Risk, Credit Risk, and Inflation Risk.


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COLLATERALIZED BOND OBLIGATIONS


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Active Management Risk, Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Active Management Risk, Credit Risk, and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Active Management Risk, Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.


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The value of a convertible security is a function of its "investment value"
(determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Active Management Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS


Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



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Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Active Management Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Active Management Risk, Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


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OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

FUTURES CONTRACTS. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes. A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


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OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

TAX AND ACCOUNTING TREATMENT. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


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OTHER RISKS OF DERIVATIVES. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Active Management Risk, Derivatives Risk, and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Active Management Risk and Market Risk.


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FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



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With respect to its management of investments in floating rate loans, the investment manager may seek to avoid receiving material, non-public information ("Confidential Information") about the issuers of floating rate loans being considered for acquisition by a fund or held in a fund's portfolio. In many instances, issuers may offer to furnish Confidential Information to prospective purchasers, and to holders, of the issuer's floating rate loans. The investment manager's decision not to receive Confidential Information may place the investment manager at a disadvantage relative to other investors in floating rate loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of floating rate loans are asked to grant amendments, waivers or consent, the investment manager's ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that the investment manager's decision not to receive Confidential Information under normal circumstances could adversely affect the fund's investment performance.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Active Management Risk, Credit Risk and Prepayment and Extension Risk.


FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


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SPOT RATES AND DERIVATIVE INSTRUMENTS. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.


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OPTIONS ON FOREIGN CURRENCIES. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

FOREIGN CURRENCY FUTURES AND RELATED OPTIONS. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Active Management Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.


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Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Active Management Risk, Foreign/Emerging Markets Risk, and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)


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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include: Active Management Risk, Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Active Management Risk and Liquidity Risk.


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INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Active Management Risk, Liquidity Risk, and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


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INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Active Management Risk and Interest Rate Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Active Management Risk and Market Risk.

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Active Management Risk and Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Active Management Risk and Credit Risk.


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MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Active Management Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.


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MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Active Management Risk, Credit Risk, and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

TAXABLE MUNICIPAL OBLIGATIONS. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.


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PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Active Management Risk, Issuer Risk, and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Active Management Risk, Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Active Management Risk and Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include:
Active Management Risk, Credit Risk, and Interest Rate Risk.


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SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Active Management Risk and Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Active Management Risk, Credit Risk, and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Active Management Risk, Credit Risk, and Liquidity Risk.


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SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

INTEREST RATE SWAPS. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

CROSS CURRENCY SWAPS. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

TOTAL RETURN SWAPS. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.


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SWAPTION TRANSACTION. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

CREDIT DEFAULT SWAPS. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions.


Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a fund's limitations on investments in illiquid securities.

Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes or other economic factors in establishing swap positions for the fund.



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The use of swap agreements also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk and Liquidity Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Active Management Risk and Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Active Management Risk and Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Active Management Risk and Credit Risk.


              Statement of Additional Information - March 31, 2006
                                     Page 44

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Active Management Risk, Credit Risk, and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).


              Statement of Additional Information - March 31, 2006
                                     Page 45

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


              Statement of Additional Information - March 31, 2006
                                     Page 46

                      TABLE 5. TOTAL BROKERAGE COMMISSIONS

                           TOTAL BROKERAGE COMMISSIONS


                       FUND                              2006           2005           2004
-----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                              $     0        $     0(a)         N/A
Portfolio Builder Conservative                                  0              0(a)         N/A
Portfolio Builder Moderate                                      0              0(a)         N/A
Portfolio Builder Moderate Aggressive                           0              0(a)         N/A
Portfolio Builder Moderate Conservative                         0              0(a)         N/A
Portfolio Builder Total Equity                                  0              0(a)         N/A
Small Company Index                                        78,951         37,118         23,893
S&P 500 Index                                              22,575         49,048         24,729

                                                         2005           2004           2003
-----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                              858,846      1,852,684      2,826,803
Precious Metals                                         1,245,421        956,649      1,290,528
Small Cap Advantage                                     3,294,757      4,102,653      3,784,304
Small Cap Growth                                        2,105,168      3,334,707      3,301,903

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                         181,981         72,985          8,489(b)
Fundamental Growth                                        180,023         46,313          7,136(b)
Fundamental Value                                         314,501        162,856        205,143
High Yield Bond                                                 0            876              0
Income Builder Basic Income                                   N/A            N/A            N/A
Income Builder Enhanced Income                                N/A            N/A            N/A
Income Builder Moderate Income                                N/A            N/A            N/A
Select Value                                              310,913        539,192        532,619
Short Duration U.S. Government                             95,868        407,216        552,895
Small Cap Equity                                          429,969        846,218        273,634
Small Cap Value                                         2,439,209      3,185,306      2,505,457
U.S. Government Mortgage                                   10,708         31,267         23,812
Value                                                     363,273        389,539        629,327

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                           0              0              0
Dividend Opportunity                                      621,168      3,783,128      6,633,939
Massachusetts Tax-Exempt                                        0              0              0
Michigan Tax-Exempt                                             0              0              0
Minnesota Tax-Exempt                                            0              0              0
New York Tax-Exempt                                             0              0              0
Ohio Tax-Exempt                                                 0              0              0
Real Estate                                               185,877         34,975(c)         N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                 0              0              0
Core Bond                                                   3,612          1,451            244(d)
Disciplined Equity                                         35,948          5,731          1,574(e)
Disciplined Small Cap Value                                   N/A            N/A            N/A



              Statement of Additional Information - March 31, 2006
                                     Page 47

                           TOTAL BROKERAGE COMMISSIONS


                       FUND                              2005           2004           2003
-----------------------------------------------------------------------------------------------
Floating Rate                                                 N/A            N/A            N/A
Growth                                                 15,623,111     22,702,374     38,887,668
Income Opportunities                                            0              0              0(d)
Inflation Protected Securities                                  0              0(f)         N/A
Large Cap Equity                                        6,832,334      1,306,601        311,242
Large Cap Value                                           189,029        146,077         85,741
Limited Duration Bond                                       3,268            839             40(d)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                          161,336        160,646        319,860

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                1,135,795      1,314,212      2,778,748
Diversified Equity Income                               3,191,513      2,416,265      2,987,610
Mid Cap Value                                             919,813        365,435        345,711
Strategic Allocation                                      502,448        279,233        379,561

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                        2,388,169      2,022,969      2,106,670
Emerging Markets Bond                                         N/A            N/A            N/A
European Equity                                           211,729        324,079        783,457
Global Bond                                                 8,856          7,760         23,297
Global Equity                                           1,393,982      1,992,985      1,582,657
Global Technology                                       1,170,244      4,193,021      5,595,324
International Aggressive Growth                           673,010        598,644        495,189
International Equity                                      556,407        315,047        144,417
International Opportunity                               1,320,088      1,303,677      2,047,954
International Select Value                              1,027,065        839,270        411,763
International Small Cap                                   241,558        179,076         66,511

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                         0              0              0
Mid Cap Growth                                          1,764,250      1,630,670      1,597,573
Tax-Exempt Bond                                                 0              0              0
Tax-Exempt High Income                                          0              0              0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                         0              0              0


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


              Statement of Additional Information - March 31, 2006
                                     Page 48

           TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


                                                      BROKERAGE DIRECTED FOR RESEARCH
                                                     ---------------------------------
                                                                          AMOUNT OF            TURNOVER RATES
                                                        AMOUNT OF        COMMISSIONS     ----------------------------
                       FUND                            TRANSACTIONS    IMPUTED OR PAID       2006            2005
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                                      $0                $0             24%             38%(a)
Portfolio Builder Conservative                                     0                 0             23%             51(a)
Portfolio Builder Moderate                                         0                 0             15%             28(a)
Portfolio Builder Moderate Aggressive                              0                 0             20%             31(a)
Portfolio Builder Moderate Conservative                            0                 0             19%             28(a)
Portfolio Builder Total Equity                                     0                 0             17%             39(a)
Small Company Index                                                0                 0             14%             12
S&P 500 Index                                                      0                 0              7%              6

                                                                                             2005            2004
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                       0                 0             25              39
Precious Metals                                                    0                 0            196             173
Small Cap Advantage                                       43,909,384           121,834            101             110
Small Cap Growth                                          46,579,305           115,768            153             224

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                          4,034,256             6,709            218             189
Fundamental Growth                                           206,318               221            122              66
Fundamental Value                                                  0                 0              2               5
High Yield Bond                                                    0                 0            105             140
Income Builder Basic Income                                      N/A               N/A            N/A             N/A
Income Builder Enhanced Income                                   N/A               N/A            N/A             N/A
Income Builder Moderate Income                                   N/A               N/A            N/A             N/A
Select Value                                              73,512,978           115,967             12              15
Short Duration U.S. Government                                     0                 0            169             125
Small Cap Equity                                           2,239,076             5,359             88             139
Small Cap Value                                          107,548,552            94,171             70              97
U.S. Government Mortgage                                           0                 0            137             163
Value                                                              0                 0             40              34

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                              0                 0             28              30
Dividend Opportunity                                               0                 0             24             118
Massachusetts Tax-Exempt                                           0                 0              9              14
Michigan Tax-Exempt                                                0                 0              9              32
Minnesota Tax-Exempt                                               0                 0             15              23
New York Tax-Exempt                                                0                 0             30              36
Ohio Tax-Exempt                                                    0                 0             33              17
Real Estate                                                1,683,089             2,960             63              49(b)

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                    0                 0            N/A             N/A
Core Bond                                                          0                 0            313(d)          310
Disciplined Equity                                                 0                 0             64              64
Disciplined Small Cap Value                                      N/A               N/A            N/A             N/A
Floating Rate                                                    N/A               N/A            N/A             N/A



              Statement of Additional Information - March 31, 2006
                                     Page 49

                                                      BROKERAGE DIRECTED FOR RESEARCH
                                                     ---------------------------------
                                                                          AMOUNT OF            TURNOVER RATES
                                                        AMOUNT OF        COMMISSIONS     ----------------------------
                       FUND                            TRANSACTIONS    IMPUTED OR PAID       2005            2004
---------------------------------------------------------------------------------------------------------------------
Growth                                                   112,613,001           257,216            136             171
Income Opportunities                                               0                 0            124             133
Inflation Protected Securities                                     0                 0             43              11(c)
Large Cap Equity                                          55,693,151           112,862            128              99
Large Cap Value                                            2,335,458             3,065             57              59
Limited Duration Bond                                              0                 0            316(d)          317

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                                   0                 0            300(d)          279

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                 132,024,106            14,004            130             131
Diversified Equity Income                                 12,690,978            14,045             24              18
Mid Cap Value                                                      0                 0             26               9
Strategic Allocation                                               0                 0            134             127

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                                   0                 0            124             128
Emerging Markets Bond                                            N/A               N/A            N/A             N/A
European Equity                                                    0                 0             56              73
Global Bond                                                        0                 0             73              92
Global Equity                                                      0                 0             93             104
Global Technology                                          3,005,998             6,521            115(e)          349
International Aggressive Growth                           86,243,642           210,111             67              87
International Equity                                      77,046,229           143,276            110             111
International Opportunity                                          0                 0             93              98
International Select Value                                55,832,306            77,471             22              23
International Small Cap                                   34,092,349            70,621             80              66

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                            0                 0             16              25
Mid Cap Growth                                                     0                 0             27              26
Tax-Exempt Bond                                                    0                 0             29              21
Tax-Exempt High Income                                             0                 0             30              22

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                            0                 0            N/A             N/A


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(c) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
(d) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
(e) The variation in turnover rate can be attributed to several factors. During this year, there were opportunities to get into positions at very good risk/reward levels and due to this and due to the fact that the technology market has been essentially flat and stocks have not been appreciating significantly during the period there is less need for turnover in the portfolio. The turnover in the fund will fluctuate where we would expect to see larger turnover when we see more volatility in the overall index and lower turnover with lower volatility in the index.


              Statement of Additional Information - March 31, 2006
                                     Page 50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                            VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER                AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive               None                                                   N/A
Portfolio Builder Conservative             None                                                   N/A
Portfolio Builder Moderate                 None                                                   N/A
Portfolio Builder Moderate Aggressive      None                                                   N/A
Portfolio Builder Moderate Conservative    None                                                   N/A
Portfolio Builder Total Equity             None                                                   N/A
Small Company Index                        Investment Technology Group                    $ 4,072,039
                                           LaBranche & Co.                                  1,488,214
                                           Piper Jaffray Companies                          1,902,361
S&P 500 Index                              Ameriprise Financial                               240,681
                                           Bear Stearns Companies                             344,730
                                           Citigroup                                        5,662,684
                                           E*Trade Financial                                  233,856
                                           Freedom Investments                                351,153
                                           Goldman Sachs Group                              1,529,879
                                           Lehman Brothers Holdings                           904,077
                                           J.P. Morgan Chase & Co.                          3,342,220
                                           Merrill Lynch & Co.                              1,657,920
                                           Morgan Stanley                                   1,591,616
                                           PNC Financial Services Group                       455,512
                                           Schwab (Charles)                                   366,674

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                               Citigroup                                       39,340,476
                                           JP Morgan Chase & Co.                            8,513,814
                                           Lehman Brothers Holdings                        20,705,784
                                           Merrill Lynch & Co.                             17,608,260
                                           Morgan Stanley                                  18,497,475

Precious Metals                            None                                                   N/A

Small Cap Advantage                        Investment Technology Group                        361,165
                                           Jefferies Group                                  1,948,056
                                           Knight Trading Group                               186,659

Small Cap Growth                           Affiliated Managers Group                        1,111,267
                                           Citigroup                                        3,399,731
                                           Investment Technology Group                        378,175
                                           Jefferies Group                                    438,595

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                          Affiliated Managers Group                          532,933
                                           Jefferies Group                                    160,761
                                           Legg Mason                                         478,863



              Statement of Additional Information - March 31, 2006
                                     Page 51

                                                                           VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER               AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
Fundamental Growth                         Schwab (Charles)                                   979,889
Fundamental Value                          Citigroup                                       30,305,863
                                           JP Morgan Chase & Co.                           44,370,754
                                           Morgan Stanley                                   6,771,168
High Yield Bond                            LaBranche & Co.                                 16,010,175
Income Builder Basic Income                N/A                                                    N/A
Income Builder Enhanced Income             N/A                                                    N/A
Income Builder Moderate Income             N/A                                                    N/A
Select Value                               Bear Stearns Companies                             693,280
                                           BKF Capital Group                                  181,500
                                           Merrill Lynch & Co.                              1,899,100
Short Duration U.S. Government             Bears Stearns Alternative Trust                  8,575,000
                                           LB-UBS Commercial Mtge Trust                     6,128,195
                                           Morgan Stanley Capital I                        12,092,686
                                           Morgan Stanley Mtge Loan Trust                   3,549,817
Small Cap Equity                           Affiliated Managers Group                          546,940
                                           Investment Technology Group                      1,103,466
Small Cap Value                            Affiliated Managers Group                        1,855,928
                                           Investment Technology Group                      1,304,814
                                           Options Xpress Holdings                            271,188
U.S. Government Mortgage                   CS First Boston Mtge Securities                    367,506
Value                                      Citigroup                                        7,141,876
                                           Goldman Sachs Group                              4,182,750
                                           Merrill Lynch & Co.                              4,134,612
                                           JP Morgan Chase & Co.                           10,167,157

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                      None                                                   N/A
Dividend Opportunity                       Citigroup                                       27,770,361
                                           Friedman, Billings,
                                           Ramsey Group CIA                                 2,562,560
                                           JP Morgan Chase & Co.                            9,822,492
Massachusetts Tax-Exempt                   None                                                   N/A
Michigan Tax-Exempt                        None                                                   N/A
Minnesota Tax-Exempt                       None                                                   N/A
New York Tax-Exempt                        None                                                   N/A
Ohio Tax-Exempt                            None                                                   N/A
Real Estate                                None                                                   N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                            Bear Stearns Companies                          78,410,961
                                           Credit Suisse First Boston NY                   79,971,289
                                           Goldman Sachs Group                             75,000,000
                                           Lehman Brothers Holdings                        42,000,000
                                           Morgan Stanley & Co.                            44,105,490



              Statement of Additional Information - March 31, 2006
                                     Page 52

                                                                            VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER                AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
Core Bond                                  Bear Steams Commerical
                                           Mtge Securities                                  1,608,803
                                           Bear Stearns Adjustable
                                           Rate Mortgage Trust                                899,429
                                           Citigroup                                        2,480,986
                                           Citigroup Commercial
                                           Mortgage Trust                                     757,003
                                           CS First Boston Mtge Securities                    643,161
                                           GS Mtg Securities                                  370,305
                                           LB-UBS Commercial Mtge Trust                     3,135,156
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                  2,160,054
                                           Merrill Lynch Mtge Trust                           323,480
                                           Morgan Stanley Capital 1                           406,481
Disciplined Equity                         Bear Stearns Companies                             303,981
                                           Citigroup                                        2,851,817
                                           Franklin Resources                                 890,557
                                           Lehman Brothers Holdings                           691,019
                                           Merrill Lynch & Co.                                226,597
                                           Morgan Stanley                                     120,264
                                           PNC Financial Services Group                       554,285
Disciplined Small Cap Value                N/A                                                    N/A
Floating Rate                              N/A                                                    N/A
Growth                                     Franklin Resources                              10,555,092
Income Opportunities                       LaBranche & Co.                                  1,892,550
Inflation Protected Securities             None                                                   N/A
Large Cap Equity                           Citigroup                                       25,890,939
                                           Citigroup Funding                               19,794,538
                                           E*Trade Financial                                1,660,097
                                           Franklin Resources                               6,005,007
                                           Legg Mason                                       1,157,564
                                           Lehman Brothers Holdings                         5,310,957
                                           Merrill Lynch & Co.                              3,107,522
                                           JP Morgan Chase & Co.                           14,572,909
                                           Morgan Stanley                                  10,152,019
                                           PNC Financial Services Group                     4,508,671
Large Cap Value                            Citigroup                                        4,454,096
                                           E*Trade Financial                                  147,128
                                           Franklin Resources                                 531,068
                                           Legg Mason                                         317,891
                                           Lehman Brothers Holdings                           814,758
                                           Merrill Lynch & Co.                                883,405
                                           JP Morgan Chase & Co.                            2,588,131
                                           Morgan Stanley                                   1,703,860
                                           PNC Financial Services Group                       683,386



              Statement of Additional Information - March 31, 2006
                                     Page 53

                                                                            VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER                AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
Limited Duration Bond                      Bear Steams Commercial
                                           Mtge Securities                                  1,393,235
                                           Bear Stearns Adjustable Rate
                                           Mortgage Trust                                     956,758
                                           Citigroup                                        2,476,073
                                           Citigroup Commercial
                                           Mortgage Trust                                     851,629
                                           CS First Boston Mtge Securities                    881,742
                                           GS Mtg Securities                                  419,679
                                           LB-UBS Commercial Mtge Trust                     3,651,486
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                  2,884,355
                                           Merrill Lynch Mtge Trust                           362,690
                                           Morgan Stanley Capital 1                           509,109

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                           Bear Stearns Adjustable Rate
                                           Mortgage Trust                                   7,536,103
                                           Bear Stearns Commercial
                                           Mtge Securities                                 10,586,732
                                           Citigroup                                       35,535,196
                                           Citigroup Commercial
                                           Mortgage Trust                                  12,098,072
                                           CS First Boston Mtge Securities                  7,871,786
                                           GS Mtg Securities                               10,184,890
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                 40,751,675
                                           LB-UBS Commercial Mtge Trust                    67,268,305
                                           Merrill Lynch Mtge Trust                         4,557,707
                                           Morgan Stanley & Co.                             2,899,712
                                           Morgan Stanley Capital 1                        13,604,693
                                           Morgan Stanley,
                                           Dean Witter Capital 1                           11,768,644

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                   Bear Stearns Commercial
                                           Mtge Securities                                  2,691,282
                                           Bear Stearns Adjustable Rate
                                           Mortgage Trust                                   1,285,883
                                           Citigroup                                       26,730,801
                                           Citigroup Commercial
                                           Mortgage Trust                                   1,894,303
                                           CS First Boston Mtge Securities                  4,216,015
                                           Franklin Resources                               3,152,026
                                           GS Mtg Securities II                             1,802,859
                                           JP Morgan Chase                                  2,046,404
                                           JP Morgan Chase & Co.                           14,331,286
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                  5,957,081
                                           Legg Mason                                       1,957,637
                                           Lehman Brothers Holdings                         6,048,108
                                           LB-UBS Commercial Mtge Trust                    11,371,831
                                           Merrill Lynch & Co.                              5,287,634
                                           Merrill Lynch Mtge Trust                           859,511
                                           Morgan Stanley                                   9,935,101
                                           Morgan Stanley Capital 1                         3,509,890
                                           Morgan Stanley,
                                           Dean Witter Capital 1                            2,004,670
                                           PNC Financial Services Group                     4,544,533



              Statement of Additional Information - March 31, 2006
                                     Page 54

                                                                            VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER                AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                  Citigroup                                      173,731,632
                                           Lehman Brothers Holdings                        17,530,240
                                           Merrill Lynch & Co.                             29,834,505
                                           Morgan Stanley                                  14,828,106
                                           Morgan Stanley & Co.                            34,827,111
Mid Cap Value                              Morgan Stanley & Co.                            18,876,087
Strategic Allocation                       Bear Stearns Adjustable
                                           Rate Mortgage Trust                                653,482
                                           Bear Stearns Commercial
                                           Mtge Securities                                  1,497,234
                                           Bear Stearns Companies                           2,412,415
                                           Citigroup                                       17,045,203
                                           Citigroup Commercial
                                           Mortgage Trust                                   1,571,411
                                           Credit Suisse Group                                530,415
                                           CS First Boston Mtge Securities                  1,348,098
                                           Franklin Resources                               4,447,781
                                           GS Mtg Securities II                               799,349
                                           Investment Technology Group                        560,269
                                           JP Morgan Chase                                    715,248
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                  2,449,180
                                           Knight Capital Group                                97,227
                                           LaBranche & Co.                                    104,975
                                           LB-UBS Commercial Mtge Trust                     3,739,983
                                           Lehman Brothers Holdings                         3,769,642
                                           Merrill Lynch & Co.                                753,439
                                           Merrill Lynch Mtge Trust                           429,755
                                           Morgan Stanley                                   1,795,878
                                           Morgan Stanley & Co.                            19,193,760
                                           Morgan Stanley Capital 1                           295,290
                                           Morgan Stanley,
                                           Dean Witter Capital 1                              476,043
                                           PNC Financial Services Group                     3,027,600

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                           None                                                   N/A
Emerging Markets Bond                      N/A                                                    N/A
European Equity                            Credit Suisse Group                              1,040,311
Global Bond                                Bear Stearns Commercial
                                           Mtge Securities                                  3,157,553
                                           Citigroup                                        3,212,945
                                           Citigroup Commercial
                                           Mortgage Trust                                   2,230,723
                                           CS First Boston Mtge Securities                  3,728,501
                                           GS Mtg Securities II                             3,782,438
                                           JP Morgan Chase & Co.                            1,734,247
                                           JP Morgan Chase Commercial
                                           Mtge Securities                                  2,818,685
                                           LB-UBS Commercial Mtge Trust                     8,553,595
                                           Merrill Lynch Mtge Trust                         1,077,793
                                           Morgan Stanley Group                             2,571,730
                                           Morgan Stanley Capital 1                         1,797,284
                                           Morgan Stanley,
                                           Dean Witter Capital 1                            1,456,417



              Statement of Additional Information - March 31, 2006
                                     Page 55

                                                                            VALUE OF SECURITIES OWNED
                  FUND                                 ISSUER                AT END OF FISCAL PERIOD
-----------------------------------------------------------------------------------------------------
Global Equity                              Bear Stearns Companies                           3,979,879
                                           Citigroup                                       11,276,850
                                           E*TRADE Financial                                3,541,918
                                           Goldman Sachs Group                              2,938,103
                                           Lehman Brothers Holdings                         4,408,283
Global Technology                          None                                                   N/A
International Aggressive Growth            Credit Suisse Group                              1,235,527
                                           Pargesa Holding                                    748,742
International Equity                       None                                                   N/A
International Opportunity                  None                                                   N/A
International Select Value                 Credit Suisse Group                             15,615,508
International Small Cap                    None                                                   N/A

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                    None                                                   N/A
Mid Cap Growth                             Legg Mason                                      59,395,102
Tax-Exempt Bond                            None                                                   N/A
Tax-Exempt High Income                     None                                                   N/A

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                    None                                                   N/A


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


              Statement of Additional Information - March 31, 2006
                                     Page 56

     TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                                          PERCENT OF
                                                                                                          AGGREGATE
                                                                         AGGREGATE                      DOLLAR AMOUNT
                                                                           DOLLAR         PERCENT OF   OF TRANSACTIONS
                                                                         AMOUNT OF        AGGREGATE       INVOLVING
                                                      NATURE OF         COMMISSIONS       BROKERAGE      PAYMENT OF
                                    BROKER           AFFILIATION       PAID TO BROKER    COMMISSIONS     COMMISSIONS
                              ----------------------------------------------------------------------------------------
             FUND                                                       2006
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder                  None
Aggressive
Portfolio Builder                  None
Conservative
Portfolio Builder Moderate         None
Portfolio Builder Moderate         None
Aggressive
Portfolio Builder Moderate         None
Conservative
Portfolio Builder Total            None
Equity
Small Company Index                None
S&P 500 Index                      None

                                 AGGREGATE       AGGREGATE
                                  DOLLAR           DOLLAR
                                 AMOUNT OF       AMOUNT OF
                                COMMISSIONS     COMMISSIONS
                              PAID TO BROKER   PAID TO BROKER
                              -------------------------------
             FUND                  2005             2004
-------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder                       0(a)                0
Aggressive
Portfolio Builder                       0(a)                0
Conservative
Portfolio Builder Moderate              0(a)                0
Portfolio Builder Moderate              0(a)                0
Aggressive
Portfolio Builder Moderate              0(a)                0
Conservative
Portfolio Builder Total                 0(a)                0
Equity
Small Company Index                     0                   0
S&P 500 Index                           0                   0

                                                                        2005
                              ----------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                  American
                              Enterprise
                              Investment
                              Services, Inc
                              (AEIS)                           1               10,142*          1.18              1.64

Precious Metals               AEIS                             1                3,614*          0.29              0.65
Small Cap Advantage           AEIS                             1                    0              0                 0
Small Cap Growth              SBCI Securities                  2                    0              0                 0
                              Neuberger Berman                 3                    0              0                 0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth             JP Morgan                        4                   27*          0.01              0.02
                              Securities, Inc.
Fundamental Value                  None
Fundamental Growth            Goldman Sachs & Co.              5                   38           0.02              0.01
                              Raymond James                    6                    0              0                 0
                              Financial
High Yield Bond                    None
Income Builder                      N/A                                                                            N/A
Basic Income
Income Builder                      N/A                                                                            N/A
Enhanced Income
Income Builder                      N/A                                                                            N/A
Moderate Income
Select Value                  Gabelli & Co.                    7              143,463          46.14             43.33
Short Duration                     None                                                                              0
U.S. Government
Small Cap Equity                   None                                                                              0

                                   2004             2003
-------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                       14,787*           5,415*
Precious Metals                    24,650*          67,515*
Small Cap Advantage                   360*             683*
Small Cap Growth                      757*               0
                                        0           40,332*

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                     103               50(b)
Fundamental Value                       0                0
Fundamental Growth                      0                0
                                       15                0(b)
High Yield Bond                         0                0
Income Builder                                         N/A
Basic Income
Income Builder                                         N/A
Enhanced Income
Income Builder                                         N/A
Moderate Income
Select Value                      464,895          264,461
Short Duration                         0                 0
U.S. Government
Small Cap Equity                       0                 0



              Statement of Additional Information - March 31, 2006
                                     Page 57

                                                                                                          PERCENT OF
                                                                                                          AGGREGATE
                                                                         AGGREGATE                      DOLLAR AMOUNT
                                                                           DOLLAR         PERCENT OF   OF TRANSACTIONS
                                                                         AMOUNT OF        AGGREGATE       INVOLVING
                                                      NATURE OF         COMMISSIONS       BROKERAGE      PAYMENT OF
                                    BROKER           AFFILIATION       PAID TO BROKER    COMMISSIONS     COMMISSIONS
                              ----------------------------------------------------------------------------------------
             FUND                                                       2005
----------------------------------------------------------------------------------------------------------------------
Small Cap Value               Goldman Sachs & Co.                5              1,943           0.08              0.09
                              Janney
                              Montgomery Scott                   8                  0              0                 0
                              Legg Mason Wood
                              Walker, Inc.                       8              2,700           0.11              0.13
                              M.J. Whitman                       9                  0              0                 0
U.S. Gov't Mortgage                None
Value                              None

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt              None
Dividend Opportunity          AEIS                               1             20,898*          3.36              7.33
Massachusetts Tax-Exempt           None
Michigan Tax-Exempt                None
Minnesota Tax-Exempt               None
New York Tax-Exempt                None
Ohio Tax-Exempt                    None
Real Estate                        None

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                    None
Core Bond                          None
Disciplined Equity                 None
Disciplined Small                   N/A
Cap Value
Floating Rate                       N/A
Growth                        AEIS                               1             13,720*          0.09              0.31
Income Opportunities               None
Inflation Protected                None
Securities
Large Cap Equity              AEIS                               1             10,214*          0.15              0.33
Large Cap Value               AEIS                               1                276*          0.15              0.17
Limited Duration Bond              None

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                   None

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                      AEIS                               1                  0              0                 0
Diversified Equity Income     AEIS                               1              1,716*          0.05              0.15
Mid Cap Value                 AEIS                               1                  0              0                 0
Strategic Allocation               None

                                AGGREGATE        AGGREGATE
                                  DOLLAR           DOLLAR
                                AMOUNT OF        AMOUNT OF
                               COMMISSIONS      COMMISSIONS
                              PAID TO BROKER   PAID TO BROKER
                              -------------------------------
             FUND                  2004             2003
-------------------------------------------------------------
Small Cap Value                     46,047                0
                                     5,130                0

                                         0                0

                                   425,573          286,906
U.S. Gov't Mortgage                      0                0
Value                                    0                0

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                    0                0
Dividend Opportunity               217,347*         753,855*
Massachusetts Tax-Exempt                 0                0
Michigan Tax-Exempt                      0                0
Minnesota Tax-Exempt                     0                0
New York Tax-Exempt                      0                0
Ohio Tax-Exempt                          0                0
Real Estate                              0(c)           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                          0                0
Core Bond                                0                0(d)
Disciplined Equity                       0                0(e)
Disciplined Small                      N/A
Cap Value
Floating Rate                          N/A
Growth                             336,098*         745,620*
Income Opportunities                     0                0
Inflation Protected                      0                0(f)
Securities
Large Cap Equity                     6,644*             353*
Large Cap Value                        595*           1,577*
Limited Duration Bond                    0                0(d)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                         0                0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                             8,440*          82,086*
Diversified Equity Income           73,448*          73,410*
Mid Cap Value                       39,552*          23,417*
Strategic Allocation                     0                0



              Statement of Additional Information - March 31, 2006
                                     Page 58

                                                                                                          PERCENT OF
                                                                                                          AGGREGATE
                                                                         AGGREGATE                      DOLLAR AMOUNT
                                                                           DOLLAR         PERCENT OF   OF TRANSACTIONS
                                                                         AMOUNT OF        AGGREGATE       INVOLVING
                                                      NATURE OF         COMMISSIONS       BROKERAGE      PAYMENT OF
                                    BROKER           AFFILIATION       PAID TO BROKER    COMMISSIONS     COMMISSIONS
                              ----------------------------------------------------------------------------------------
              FUND                                                      2005
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                   None
Emerging Markets Bond               N/A
European Equity                    None
Global Bond                        None
Global Equity                      None
Global Technology             AEIS                               1                  0              0                 0
International                 J. P. Morgan                       4              9,426           1.40              1.26
Aggressive Growth             Securities, Inc.
                              Cazenove, Inc.                     4                339           0.05              0.01
International Equity               None
International Opportunity          None
International Select Value    Sanford C.                        10              8,829           0.86              0.30
                              Bernstein & Co. LLC
International Small Cap          None

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt           None
Mid Cap Growth                AEIS                               1                  0              0                 0
Tax-Exempt Bond                   None
Tax-Exempt High Income            None

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market           None

                                AGGREGATE        AGGREGATE
                                  DOLLAR           DOLLAR
                                AMOUNT OF        AMOUNT OF
                               COMMISSIONS      COMMISSIONS
                              PAID TO BROKER   PAID TO BROKER
                              -------------------------------
             FUND                  2004             2003
-------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                         0                0
Emerging Markets Bond                  N/A              N/A
European Equity                          0                0
Global Bond                              0                0
Global Equity                            0                0
Global Technology                   97,718*         495,249*
International                       22,343                0
Aggressive Growth                        0                0
International Equity                     0                0
International Opportunity                0                0
International Select Value          20,637                0
International Small Cap                  0                0

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                  0                0
Mid Cap Growth                      17,994*          48,993*
Tax-Exempt Bond                          0                0
Tax-Exempt High Income                   0                0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

TaxExempt Money Market                   0                0


       *  Represents brokerage clearing fees.

     (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
     (2)  Affiliate of UBS, a subadviser.
     (3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.
     (4)  Affiliate of American Century, a subadviser.
     (5)  Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
     (6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.
     (7)  Affiliate of GAMCO Investors, Inc.
     (8)  Affiliate of Royce & Associates, LLC., a subadviser.
     (9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.
    (10)  Affiliate of Alliance Capital, a subadviser.

     (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
     (b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
     (c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
     (d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
     (e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
     (f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


              Statement of Additional Information - March 31, 2006
                                     Page 59

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 9. VALUING FUND SHARES


                      FUND                         NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive
   Class A                                        $274,554,183            23,539,942                          $11.66
   Class B                                          78,677,290             6,790,053                           11.59
   Class C                                           6,625,802               572,204                           11.58
   Class Y                                              73,598                 6,299                           11.68
Portfolio Builder Conservative
   Class A                                          72,779,845             7,025,811                           10.36
   Class B                                          35,941,069             3,479,541                           10.33
   Class C                                           6,358,679               615,227                           10.34
   Class Y                                              22,917                 2,231                           10.27
Portfolio Builder Moderate
   Class A                                         410,452,525            37,117,589                           11.06
   Class B                                         153,324,616            13,916,348                           11.02
   Class C                                          18,297,163             1,659,289                           11.03
   Class Y                                              35,121                 3,180                           11.04
Portfolio Builder Moderate Aggressive
   Class A                                         550,462,749            48,536,983                           11.34
   Class B                                         153,725,117            13,603,884                           11.30
   Class C                                          15,333,283             1,357,122                           11.30
   Class Y                                              74,196                 6,535                           11.35
Portfolio Builder Moderate Conservative
   Class A                                         149,387,431            13,993,001                           10.68
   Class B                                          65,616,719             6,163,302                           10.65
   Class C                                          10,535,671               989,022                           10.65
   Class Y                                              26,817                 2,521                           10.64
Portfolio Builder Total Equity
   Class A                                         230,985,409            19,267,462                           11.99
   Class B                                          68,038,975             5,712,460                           11.91
   Class C                                           6,085,364               511,295                           11.90
   Class Y                                             185,531                15,446                           12.01
Small Company Index
   Class A                                         884,035,092            98,598,963                            8.97
   Class B                                         353,079,374            43,211,522                            8.17
   Class Y                                          11,338,641             1,242,843                            9.12
S&P 500 Index
   Class D                                          62,797,432            12,752,055                            4.92
   Class E                                         218,282,185            44,141,362                            4.95

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value
   Class A                                         864,772,364            85,483,171                           10.12
   Class B                                         275,043,516            27,137,439                           10.14
   Class C                                           3,418,344               339,746                           10.06
   Class I                                              10,834                 1,070                           10.13
   Class Y                                           7,588,846               749,495                           10.13



              Statement of Additional Information - March 31, 2006
                                     Page 60

                      FUND                         NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
Precious Metals
   Class A                                          62,278,310             6,936,541                            8.98
   Class B                                          16,662,847             1,947,682                            8.56
   Class C                                           1,639,458               193,412                            8.48
   Class I                                               8,918                   989                            9.02
   Class Y                                              43,718                 4,837                            9.04
Small Cap Advantage
   Class A                                         621,674,455            87,943,516                            7.07
   Class B                                         234,464,316            34,760,836                            6.75
   Class C                                          12,376,977             1,834,812                            6.75
   Class I                                           5,533,930               771,966                            7.17
   Class Y                                             558,895                78,327                            7.14
Small Cap Growth
   Class A                                         153,495,002            36,595,831                            4.19
   Class B                                          70,741,549            17,412,915                            4.06
   Class C                                           6,481,577             1,595,042                            4.06
   Class I                                           5,507,843             1,300,608                            4.23
   Class Y                                             115,147                27,301                            4.22

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth
   Class A                                          25,011,144             3,432,844                            7.29
   Class B                                           6,887,053               959,077                            7.18
   Class C                                             441,567                61,518                            7.18
   Class I                                          39,475,546             5,390,829                            7.32
   Class Y                                              35,231                 4,821                            7.31
Fundamental Growth
   Class A                                          18,325,202             3,167,522                            5.79
   Class B                                           6,916,701             1,216,017                            5.69
   Class C                                             318,666                55,965                            5.69
   Class I                                          62,881,753            10,805,834                            5.82
   Class Y                                              20,924                 3,597                            5.82
Fundamental Value
   Class A                                         641,156,030           117,692,649                            5.45
   Class B                                         293,904,772            55,227,068                            5.32
   Class C                                          17,116,872             3,204,289                            5.34
   Class I                                          38,341,137             6,987,269                            5.49
   Class Y                                             513,806                93,892                            5.47
High Yield Bond
   Class A                                       1,734,607,908           606,766,116                            2.86
   Class B                                         628,996,597           220,191,985                            2.86
   Class C                                          36,119,894            12,717,550                            2.84
   Class I                                              10,072                 3,521                            2.86
   Class Y                                             510,977               178,795                            2.86
Income Builder Basic Income                                N/A                   N/A                             N/A
Income Builder Enhanced Income                             N/A                   N/A                             N/A
Income Builder Moderate Income                             N/A                   N/A                             N/A
Select Value
   Class A                                         525,317,144            79,034,723                            6.65
   Class B                                         202,624,816            31,180,806                            6.50
   Class C                                          11,856,832             1,824,372                            6.50
   Class I                                          13,938,125             2,079,347                            6.70
   Class Y                                              66,312                 9,928                            6.68



              Statement of Additional Information - March 31, 2006
                                     Page 61

                      FUND                        NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
   Class A                                         894,085,093           186,727,963                            4.79
   Class B                                         588,209,128           122,837,566                            4.79
   Class C                                          23,606,429             4,929,965                            4.79
   Class I                                          31,332,182             6,535,370                            4.79
   Class Y                                          99,574,002            20,793,917                            4.79
Small Cap Equity
   Class A                                         122,560,969            21,107,913                            5.81
   Class B                                          46,071,722             8,146,718                            5.66
   Class C                                           3,743,293               662,650                            5.65
   Class I                                           7,041,819             1,202,122                            5.86
   Class Y                                             135,399                23,158                            5.85
Small Cap Value
   Class A                                         746,569,553           112,761,101                            6.62
   Class B                                         347,749,645            53,888,572                            6.45
   Class C                                          21,382,301             3,306,736                            6.47
   Class I                                           9,252,001             1,384,674                            6.68
   Class Y                                             237,915                35,744                            6.66
U.S. Government Mortgage
   Class A                                         159,223,769            31,128,293                            5.12
   Class B                                          97,863,453            19,124,334                            5.12
   Class C                                          10,556,978             2,062,750                            5.12
   Class I                                               9,924                 1,942                            5.11
   Class Y                                              34,968                 6,838                            5.11
Value
   Class A                                         266,775,559            49,757,191                            5.36
   Class B                                         145,697,978            27,768,947                            5.25
   Class C                                           9,149,580             1,739,170                            5.26
   Class I                                          48,010,163             8,894,177                            5.40
   Class Y                                             158,895                29,513                            5.38

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt
   Class A                                         189,684,740            35,995,218                            5.27
   Class B                                          16,159,650             3,068,100                            5.27
   Class C                                           3,056,044               579,245                            5.28
Dividend Opportunity
   Class A                                         808,056,488           110,670,374                            7.30
   Class B                                         297,235,931            40,987,439                            7.25
   Class C                                          11,875,411             1,638,182                            7.25
   Class I                                              11,068                 1,513                            7.32
   Class Y                                             168,909                23,085                            7.32
Massachusetts Tax-Exempt
   Class A                                          56,077,745            10,296,587                            5.45
   Class B                                          17,522,009             3,217,293                            5.45
   Class C                                           1,368,946               251,459                            5.44
Michigan Tax-Exempt
   Class A                                          53,273,688             9,955,048                            5.35
   Class B                                           5,477,255             1,023,070                            5.35
   Class C                                           1,841,153               343,994                            5.35
Minnesota Tax-Exempt
   Class A                                         341,393,866            63,764,004                            5.35
   Class B                                          48,659,135             9,087,318                            5.35
   Class C                                           9,005,026             1,681,783                            5.35



              Statement of Additional Information - March 31, 2006
                                     Page 62

                      FUND                        NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
   Class A                                          72,589,870            14,013,395                            5.18
   Class B                                          10,908,968             2,105,995                            5.18
   Class C                                           1,372,838               265,013                            5.18
Ohio Tax-Exempt
   Class A                                          51,047,773             9,547,336                            5.35
   Class B                                           8,148,165             1,523,978                            5.35
   Class C                                           1,913,283               357,731                            5.35
Real Estate
   Class A                                          61,688,427             4,590,743                           13.44
   Class B                                          18,120,502             1,355,604                           13.37
   Class C                                             930,923                69,635                           13.37
   Class I                                          52,785,478             3,922,401                           13.46
   Class Y                                              35,779                 2,669                           13.41

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management
   Class A                                       3,053,596,963         3,053,389,372                            1.00
   Class B                                         129,253,208           129,443,572                            1.00
   Class C                                           2,169,631             2,169,977                            1.00
   Class I                                          12,099,006            12,099,403                            1.00
   Class Y                                         139,530,681           139,596,472                            1.00
Core Bond
   Class A                                          39,922,457             4,107,510                            9.72
   Class B                                          11,959,070             1,230,225                            9.72
   Class C                                             595,484                61,240                            9.72
   Class I                                         113,058,521            11,642,707                            9.71
   Class Y                                             100,477                10,341                            9.72
Disciplined Equity
   Class A                                          28,058,336             4,189,337                            6.70
   Class B                                           9,287,787             1,402,057                            6.62
   Class C                                             188,938                28,519                            6.62
   Class I                                          81,805,703            12,152,084                            6.73
   Class Y                                              34,351                 5,118                            6.71
Disciplined Small Cap Value                                N/A                   N/A                             N/A
Floating Rate                                              N/A                   N/A                             N/A
Growth
   Class A                                       2,101,095,913            74,131,468                           28.34
   Class B                                         578,073,340            22,222,644                           26.01
   Class C                                          14,995,769               576,446                           26.01
   Class I                                         146,738,136             5,072,507                           28.93
   Class Y                                         304,157,098            10,557,701                           28.81
Income Opportunities
   Class A                                         196,563,730            18,663,072                           10.53
   Class B                                          79,198,259             7,522,267                           10.53
   Class C                                           6,860,418               651,716                           10.53
   Class I                                          68,574,958             6,502,225                           10.55
   Class Y                                             406,041                38,524                           10.54
Inflation Protected Securities
   Class A                                          86,210,888             8,606,293                           10.02
   Class B                                          48,510,793             4,844,943                           10.01
   Class C                                           3,772,778               376,805                           10.01
   Class I                                          51,702,672             5,161,341                           10.02
   Class Y                                              10,016                 1,000                           10.02



              Statement of Additional Information - March 31, 2006
                                     Page 63

                      FUND                        NET ASSETS      SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
Large Cap Equity
   Class A                                       1,030,109,387           195,824,050                            5.26
   Class B                                         471,864,336            91,616,485                            5.15
   Class C                                           9,284,115             1,799,299                            5.16
   Class I                                          42,610,172             8,026,676                            5.31
   Class Y                                             208,437                39,442                            5.28
Large Cap Value
   Class A                                          74,114,932            12,713,655                            5.83
   Class B                                          28,468,201             4,935,011                            5.77
   Class C                                           1,392,159               241,376                            5.77
   Class I                                          37,827,081             6,453,226                            5.86
   Class Y                                             140,096                23,947                            5.85
Limited Duration Bond
   Class A                                          83,392,570             8,517,001                            9.79
   Class B                                          25,023,689             2,555,305                            9.79
   Class C                                           1,611,885               164,656                            9.79
   Class I                                          70,057,990             7,154,021                            9.79
   Class Y                                              59,896                 6,118                            9.79

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond
   Class A                                       1,774,392,052           362,799,390                            4.89
   Class B                                         484,320,317            99,003,330                            4.89
   Class C                                          18,092,300             3,693,765                            4.90
   Class I                                               9,963                 2,037                            4.89
   Class Y                                         202,310,332            41,351,259                            4.89

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced
   Class A                                         989,855,377           100,563,086                            9.84
   Class B                                          81,235,914             8,306,982                            9.78
   Class C                                           3,167,458               324,045                            9.77
   Class Y                                         164,005,099            16,664,056                            9.84
Diversified Equity Income
   Class A                                       3,750,608,952           309,712,571                           12.11
   Class B                                       1,141,027,745            94,507,900                           12.07
   Class C                                          58,192,787             4,825,899                           12.06
   Class I                                          95,655,178             7,887,479                           12.13
   Class Y                                          57,832,165             4,771,115                           12.12
Mid Cap Value
   Class A                                         781,926,580            91,332,628                            8.56
   Class B                                         242,239,643            28,890,614                            8.38
   Class C                                          13,765,933             1,641,443                            8.39
   Class I                                          11,962,819             1,382,578                            8.65
   Class Y                                             817,961                94,943                            8.62
Strategic Allocation
   Class A                                         937,598,891            94,157,621                            9.96
   Class B                                          96,316,098             9,745,469                            9.88
   Class C                                           6,951,641               705,134                            9.86
   Class Y                                           4,286,744               430,514                            9.96

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets
   Class A                                         294,798,922            35,826,550                            8.23
   Class B                                          73,863,781             9,501,233                            7.77
   Class C                                           2,661,530               341,553                            7.79
   Class I                                          19,381,418             2,322,319                            8.35
   Class Y                                           2,447,909               293,926                            8.33
Emerging Markets Bond                                      N/A                   N/A                             N/A



              Statement of Additional Information - March 31, 2006
                                     Page 64

                      FUND                         NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
European Equity
   Class A                                          78,423,112            18,715,930                            4.19
   Class B                                          30,637,252             7,429,954                            4.12
   Class C                                           1,384,438               335,753                            4.12
   Class I                                              12,031                 2,865                            4.20
   Class Y                                              15,392                 3,668                            4.20
Global Bond
   Class A                                         353,306,100            53,604,049                            6.59
   Class B                                         110,636,065            16,777,180                            6.59
   Class C                                           4,262,484               649,122                            6.57
   Class I                                          88,550,052            13,406,394                            6.61
   Class Y                                              84,162                12,737                            6.61
Global Equity
   Class A                                         446,193,352            71,576,192                            6.23
   Class B                                         101,828,582            17,316,751                            5.88
   Class C                                           2,334,217               399,315                            5.85
   Class Y                                           6,374,512             1,013,563                            6.29
Global Technology
   Class A                                         119,620,235            60,027,181                            1.99
   Class B                                          46,433,081            26,742,918                            1.74
   Class C                                           3,185,209             1,829,272                            1.74
   Class I                                              11,844                 5,882                            2.01
   Class Y                                             326,124               162,930                            2.00
International Aggressive Growth
   Class A                                         215,872,577            26,820,498                            8.05
   Class B                                          57,819,694             7,397,837                            7.82
   Class C                                           3,261,563               417,375                            7.81
   Class I                                          82,548,346            10,155,034                            8.13
   Class Y                                             515,894                63,737                            8.09
International Equity
   Class A                                          91,200,721            12,421,110                            7.34
   Class B                                          24,016,557             3,318,677                            7.24
   Class C                                           1,455,722               201,064                            7.24
   Class I                                          45,221,005             6,123,641                            7.38
   Class Y                                              94,215                12,808                            7.36
International Opportunity
   Class A                                         407,578,897            53,203,222                            7.66
   Class B                                          81,360,280            10,929,544                            7.44
   Class C                                           2,726,160               368,649                            7.40
   Class I                                          49,993,704             6,452,691                            7.75
   Class Y                                             366,531                47,574                            7.70
International Select Value
   Class A                                         998,861,154           111,046,133                            9.00
   Class B                                         307,576,476            35,286,756                            8.72
   Class C                                          17,029,395             1,954,898                            8.71
   Class I                                          61,144,808             6,727,163                            9.09
   Class Y                                             915,632               101,103                            9.06
International Small Cap
   Class A                                          65,510,944             7,438,951                            8.81
   Class B                                          16,955,452             1,972,160                            8.60
   Class C                                             839,377                97,387                            8.62
   Class I                                          10,298,228             1,158,140                            8.89
   Class Y                                              86,855                 9,817                            8.85



              Statement of Additional Information - March 31, 2006
                                     Page 65

                      FUND                         NET ASSETS     SHARES OUTSTANDING    NET ASSET VALUE OF ONE SHARE
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt
   Class A                                         102,085,224            19,306,431                            5.29
   Class B                                          16,816,090             3,182,725                            5.28
   Class C                                           6,130,727             1,160,263                            5.28
   Class Y                                               1,277                   243                            5.26
Mid Cap Growth
   Class A                                       1,376,047,279            94,971,809                           14.49
   Class B                                         328,834,586            24,758,767                           13.28
   Class C                                          12,425,207               935,688                           13.28
   Class I                                          43,239,318             2,931,586                           14.75
   Class Y                                         202,816,215            13,821,344                           14.67
Tax-Exempt Bond
   Class A                                         601,070,861           156,411,350                            3.84
   Class B                                          28,874,300             7,513,770                            3.84
   Class C                                           3,814,428               992,278                            3.84
   Class Y                                               1,871                   487                            3.84
Tax-Exempt High Income
   Class A                                       3,459,967,688           788,294,542                            4.39
   Class B                                         190,108,346            43,318,158                            4.39
   Class C                                          23,087,288             5,258,196                            4.39
   Class Y                                               1,979                   451                            4.39

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                            119,798,091           119,826,052                            1.00

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

     - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

     - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

     - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

     - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

     - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

     - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


              Statement of Additional Information - March 31, 2006
                                     Page 66

     - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

     - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

     - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.


              Statement of Additional Information - March 31, 2006
                                     Page 67

PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (www.riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


              Statement of Additional Information - March 31, 2006
                                     Page 68

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the funds' Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

     - CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

     - CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

     - STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

     - SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.


              Statement of Additional Information - March 31, 2006
                                     Page 69

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:

     -    Through www.riversource.com/funds,

     -    On a website maintained by the SEC, www.sec.gov, or

     - By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.


              Statement of Additional Information - March 31, 2006
                                     Page 70

INVESTING IN A FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 10. CLASS A SALES CHARGE


                                                                          FUND OF FUNDS - BONDS, STATE TAX-EXEMPT BOND,
                              BALANCED, EQUITY, FUND OF FUNDS - EQUILTY           TAXABLE BOND, TAX-EXEMPT BOND
                         ----------------------------------------------------------------------------------------------
    FUND CATEGORY                                         SALES CHARGE* AS A PERCENTAGE OF:
-----------------------------------------------------------------------------------------------------------------------
 TOTAL MARKET VALUE       PUBLIC OFFERING PRICE**   NET AMOUNT INVESTED   PUBLIC OFFERING PRICE**   NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------------------------------------
Up to $49,999                      5.75%                   6.10%                   4.75%                   4.99%
$50,000-$99,999                    4.75%                   4.99%                   4.25%                   4.44%
$100,000-$249,999                  3.50%                   3.63%                   3.50%                   3.63%
$250,000-$499,999                  2.50%                   2.56%                   2.50%                   2.56%
$500,000-$999,999                  2.00%                   2.04%                   2.00%                   2.04%
$1,000,000 or more***              0.00%                   0.00%                   0.00%                   0.00%


  * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Purchase price includes the sales charge.
*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 11. PUBLIC OFFERING PRICE


                                                                            1.0 MINUS MAXIMUM
                     FUND                             NET ASSET VALUE         SALES CHARGE       PUBLIC OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                                   $11.66                  0.9425                   $12.37
Portfolio Builder Conservative                                  10.36                  0.9525                    10.88
Portfolio Builder Moderate                                      11.06                  0.9425                    11.73
Portfolio Builder Moderate Aggressive                           11.34                  0.9425                    12.03
Portfolio Builder Moderate Conservative                         10.68                  0.9525                    11.21
Portfolio Builder Total Equity                                  11.99                  0.9425                    12.72
Small Company Index                                              8.97                  0.9425                     9.52
S&P 500 Index (for Class D)                                      4.92         No sales charge                     4.92



              Statement of Additional Information - March 31, 2006
                                     Page 71

                                                                            1.0 MINUS MAXIMUM
                     FUND                             NET ASSET VALUE         SALES CHARGE       PUBLIC OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                      10.12                 0.9425                  10.74
Precious Metals                                                    8.98                 0.9425                   9.53
Small Cap Advantage                                                7.07                 0.9425                   7.50
Small Cap Growth                                                   4.19                 0.9425                   4.45

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                                  7.29                 0.9425                   7.73
Fundamental Growth                                                 5.79                 0.9425                   6.14
Fundamental Value                                                  5.45                 0.9425                   5.78
High Yield Bond                                                    2.86                 0.9525                   3.00
Income Builder Basic Income                                         N/A                    N/A                    N/A
Income Builder Enhanced Income                                      N/A                    N/A                    N/A
Income Builder Moderate Income                                      N/A                    N/A                    N/A
Select Value                                                       6.65                 0.9425                   7.06
Short Duration U.S. Government                                     4.79                 0.9525                   5.03
Small Cap Equity                                                   5.81                 0.9425                   6.16
Small Cap Value                                                    6.62                 0.9425                   7.02
U.S. Government Mortgage                                           5.12                 0.9525                   5.38
Value                                                              5.36                 0.9425                   5.69

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                              5.27                 0.9525                   5.53
Dividend Opportunity                                               7.30                 0.9425                   7.75
Massachusetts Tax-Exempt                                           5.45                 0.9525                   5.72
Michigan Tax-Exempt                                                5.35                 0.9525                   5.62
Minnesota Tax-Exempt                                               5.35                 0.9525                   5.62
New York Tax-Exempt                                                5.18                 0.9525                   5.44
Ohio Tax-Exempt                                                    5.35                 0.9525                   5.62
Real Estate                                                       13.44                 0.9425                  14.26

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                    1.00        No sales charge                   1.00
Core Bond                                                          9.72                 0.9525                  10.20
Disciplined Equity                                                 6.70                 0.9425                   7.11
Disciplined Small Cap Value                                         N/A                    N/A                    N/A
Floating Rate                                                       N/A                    N/A                    N/A
Growth                                                            28.34                 0.9425                  30.07
Income Opportunities                                              10.53                 0.9525                  11.06
Inflation Protected Securities                                    10.02                 0.9525                  10.52
Large Cap Equity                                                   5.26                 0.9425                   5.58
Large Cap Value                                                    5.83                 0.9425                   6.19
Limited Duration Bond                                              9.79                 0.9525                  10.28

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                                   4.89                 0.9525                   5.13



              Statement of Additional Information - March 31, 2006
                                     Page 72

                                                                            1.0 MINUS MAXIMUM
                     FUND                             NET ASSET VALUE         SALES CHARGE       PUBLIC OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                           9.84                 0.9425                  10.44
Diversified Equity Income                                         12.11                 0.9425                  12.85
Mid Cap Value                                                      8.56                 0.9425                   9.08
Strategic Allocation                                               9.96                 0.9425                  10.57

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                                   8.23                 0.9425                   8.73
Emerging Markets Bond                                               N/A                    N/A                    N/A
European Equity                                                    4.19                 0.9425                   4.45
Global Bond                                                        6.59                 0.9525                   6.92
Global Equity                                                      6.23                 0.9425                   6.61
Global Technology                                                  1.99                 0.9425                   2.11
International Aggressive Growth                                    8.05                 0.9425                   8.54
International Equity                                               7.34                 0.9425                   7.79
International Opportunity                                          7.66                 0.9425                   8.13
International Select Value                                         9.00                 0.9425                   9.55
International Small Cap                                            8.81                 0.9425                   9.35

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                            5.29                 0.9525                   5.55
Mid Cap Growth                                                    14.49                 0.9425                  15.37
Tax-Exempt Bond                                                    3.84                 0.9525                   4.03
Tax-Exempt High Income                                             4.39                 0.9525                   4.61

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

TaxExempt Money Market                                             1.00        No sales charge                   1.00


The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                              DEFERRED SALES CHARGE

                                                  NUMBER OF PARTICIPANTS
                                                  ----------------------
                           TOTAL PLAN ASSETS         1-99    100 OR MORE
                      --------------------------------------------------
                      Less than $1 million            4%         0%
                      $1 million or more              0%         0%


              Statement of Additional Information - March 31, 2006
                                     Page 73

CLASS A -- REDUCING THE SALES CHARGE

For purposes of reducing the sales charge:

     - If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

     - If the parents or guardians of a minor child who is the beneficiary of one or more Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA) accounts are not members of the same primary household group, the distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

CLASS A -- LETTER OF INTENT (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before receipt of your signed LOI in the distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


              Statement of Additional Information - March 31, 2006
                                     Page 74

CLASS B SHARES

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

     -    Qualified employee benefit plans* if the plan:
          - uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has
               -    at least $10 million in plan assets or
               -    500 or more participants; or
          -    does not use daily transfer recordkeeping and has
               -    at least $3 million invested in RiverSource funds or
               -    500 or more participants.

            A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.

     - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.
     - Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.
     - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

MONEY MARKET FUNDS

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.


              Statement of Additional Information - March 31, 2006
                                     Page 75

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another RiverSource fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

     - Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

     - Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

     - Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under UGMA or UTMA only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

     - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

     - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

     - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


              Statement of Additional Information - March 31, 2006
                                     Page 76

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which Ameriprise Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial advisor or investment professional, or write RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


              Statement of Additional Information - March 31, 2006
                                     Page 77

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 12. CAPITAL LOSS CARRYOVER


                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS     EXPIRING IN      EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010            2011
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder                  0
Aggressive
Portfolio Builder                  0
Conservative
Portfolio Builder                  0
Moderate
Portfolio Builder                  0
Moderate Aggressive
Portfolio Builder                  0
Moderate
Conservative
Portfolio Builder                  0
Total Equity
Small                              0
Company Index

S&P 500 Index             32,236,725               0               0       2,387,603       5,416,211               0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value             225,502,046               0               0               0               0     183,326,800
Precious Metals           12,026,077               0               0       6,859,490               0               0
Small Cap                          0
Advantage
Small Cap Growth          18,477,538               0               0               0               0      18,477,538

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth            593,899               0               0               0               0               0
Fundamental Growth           645,527               0               0               0               0               0
Fundamental Value         10,783,099               0               0               0         180,117       5,185,330
High Yield Bond        1,376,361,404               0      80,574,095     226,001,198     517,121,802     552,664,309
Income Builder                   N/A
Basic Income
Income Builder                   N/A
Enhanced Income
Income Builder                   N/A
Moderate Income
Select Value              35,108,088               0               0               0      15,995,507      16,604,151
Short Duration           205,645,039               0      35,174,077     117,356,906               0               0
U.S. Government

                           AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2012            2013            2014
--------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder
Aggressive
Portfolio Builder
Conservative
Portfolio Builder
Moderate
Portfolio Builder
Moderate Aggressive
Portfolio Builder
Moderate
Conservative
Portfolio Builder
Total Equity
Small
Company Index

S&P 500 Index             14,802,476       9,630,435               0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value              42,175,246               0               0
Precious Metals                    0       1,731,355       3,435,232
Small Cap
Advantage
Small Cap Growth                   0               0               0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                  0         593,899               0
Fundamental Growth                 0         320,705         324,822
Fundamental Value          2,015,696       1,996,447       1,405,509
High Yield Bond                    0               0               0
Income Builder
Basic Income
Income Builder
Enhanced Income
Income Builder
Moderate Income
Select Value               2,508,430               0               0
Short Duration                     0      36,267,962      16,846,094
U.S. Government



              Statement of Additional Information - March 31, 2006
                                     Page 78

                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010            2011
--------------------------------------------------------------------------------------------------------------------
Small Cap Equity                   0
Small Cap Value                    0
U.S. Government                    0
Mortgage
Value                              0

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California                         0
Tax-Exempt
Dividend Opportunity     501,472,613               0               0               0               0     501,472,613
Massachusetts                      0
Tax-Exempt
Michigan                           0
Tax-Exempt
Minnesota                          0
Tax-Exempt
New York                           0
Tax-Exempt
Ohio                          87,465               0               0               0               0               0
Tax-Exempt
Real Estate                        0

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                    0
Core Bond                    138,430               0               0               0               0               0
Disciplined Equity                 0
Disciplined Small                N/A
Cap Value
Floating Rate                    N/A
Growth                   913,031,953               0               0               0     544,257,626     368,774,327
Income Opportunities               0
Inflation Protected           52,096               0               0               0               0               0
Securities
Large Cap Equity         953,822,923               0     506,643,917     416,711,846      20,988,174       9,478,986
Large Cap Value                    0
Limited                       34,483               0               0               0               0               0
Duration Bond

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond         104,817,787               0               0      78,698,873      26,118,914               0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                 836,509,970               0               0               0     442,946,112     368,676,980
Diversified                        0
Equity Income
Mid Cap Value                      0
Strategic Allocation     112,166,989               0               0               0       9,602,040     102,564,949

                          AMOUNT           AMOUNT          AMOUNT
                       EXPIRING IN      EXPIRING IN     EXPIRING IN
       FUND                2012             2013            2014
--------------------------------------------------------------------
Small Cap Equity
Small Cap Value
U.S. Government
Mortgage
Value

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California
Tax-Exempt
Dividend Opportunity               0               0               0
Massachusetts
Tax-Exempt
Michigan
Tax-Exempt
Minnesota
Tax-Exempt
New York
Tax-Exempt
Ohio                               0          87,465               0
Tax-Exempt
Real Estate

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management
Core Bond                          0               0         138,430
Disciplined Equity
Disciplined Small
Cap Value
Floating Rate
Growth                             0               0               0
Income Opportunities
Inflation Protected                0               0          52,096
Securities
Large Cap Equity                   0               0               0
Large Cap Value
Limited                            0               0          34,483
Duration Bond

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                   0               0               0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                  24,886,878               0               0
Diversified
Equity Income
Mid Cap Value
Strategic Allocation               0               0               0



              Statement of Additional Information - March 31, 2006
                                     Page 79

                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS      EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010            2011
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets             898,826               0               0         898,826               0               0
Emerging                         N/A
Markets Bond
European Equity           88,587,807               0               0      67,052,074      16,514,518       5,021,215
Global Bond                6,100,374               0               0               0       6,100,374               0
Global Equity            565,449,466               0               0     391,304,630     143,634,885      30,509,951
Global Technology        386,068,821               0               0     304,769,594      81,299,227               0
International                      0
Aggressive Growth
International Equity               0
International            419,302,462               0               0     321,807,492      59,231,998      38,262,972
Opportunity
International                      0
Select Value
International                      0
Small Cap

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate                       0
Tax-Exempt
Mid Cap Growth                     0
Tax-Exempt Bond                    0
Tax-Exempt                         0
High Income

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money              22,784               0             166               0          18,331               0
Market

                           AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2012            2013            2014
--------------------   -------------    ------------    ------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                   0               0               0
Emerging
Markets Bond
European Equity                    0               0               0
Global Bond                        0               0               0
Global Equity                      0               0               0
Global Technology                  0               0               0
International
Aggressive Growth
International Equity
International                      0               0               0
Opportunity
International
Select Value
International
Small Cap

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate
Tax-Exempt
Mid Cap Growth
Tax-Exempt Bond
Tax-Exempt
High Income

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money                   0           4,287               0
Market


It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


              Statement of Additional Information - March 31, 2006
                                     Page 80

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT BOND AND TAX-EXEMPT BOND FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).


              Statement of Additional Information - March 31, 2006
                                     Page 81

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                 PERCENT OF DIVIDENDS QUALIFYING   QUALIFIED DIVIDEND INCOME
                  FUND                               FOR CORPORATE DEDUCTION            FOR INDIVIDUALS
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                                   24.01%                        44.44%
Portfolio Builder Conservative                                  5.29                         10.05
Portfolio Builder Moderate                                     11.64                         21.59
Portfolio Builder Moderate Aggressive                          16.98                         31.55
Portfolio Builder Moderate Conservative                         8.29                         15.39
Portfolio Builder Total Equity                                 34.10                         63.40
Small Company Index                                           100.00                        100.00
S&P 500 Index                                                 100.00                        100.00

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                                  100.00                        100.00
Precious Metals                                                 0.50                          3.00
Small Cap Advantage                                                0                             0
Small Cap Growth                                                   0                             0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                               3.17                          3.23
Fundamental Growth                                             19.07                         19.00
Fundamental Value                                             100.00                        100.00
High Yield Bond                                                 0.99                          0.99
Income Builder Basic Income                                      N/A                           N/A
Income Builder Enhanced Income                                   N/A                           N/A
Income Builder Moderate Income                                   N/A                           N/A
Select Value                                                  100.00                        100.00
Short Duration U.S. Government                                     0                             0
Small Cap Equity                                                6.07                          6.31
Small Cap Value                                                33.67                         43.71
U.S. Government Mortgage                                           0                             0
Value                                                         100.00                        100.00

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                              0                             0
Dividend Opportunity                                          100.00                        100.00
Massachusetts Tax-Exempt                                           0                             0
Michigan Tax-Exempt                                                0                             0
Minnesota Tax-Exempt                                               0                             0



              Statement of Additional Information - March 31, 2006
                                     Page 82

                                                 PERCENT OF DIVIDENDS QUALIFYING   QUALIFIED DIVIDEND INCOME
                  FUND                               FOR CORPORATE DEDUCTION            FOR INDIVIDUALS
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                                0                             0
Ohio Tax-Exempt                                                    0                             0
Real Estate                                                     0.12                          1.61

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                                    0                             0
Core Bond                                                          0                             0
Disciplined Equity                                             34.99                         35.08
Disciplined Small Cap Value                                      N/A                           N/A
Floating Rate                                                    N/A                           N/A
Growth                                                             0                             0
Income Opportunities                                            0.13                          0.13
Inflation Protected Securities                                     0                             0
Large Cap Equity                                               91.46                         91.96
Large Cap Value                                                50.94                         55.22
Limited Duration Bond                                              0                             0

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                                   0                             0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                       61.50                         68.42
Diversified Equity Income                                     100.00                        100.00
Mid Cap Value                                                  78.07                         83.61
Strategic Allocation                                           78.92                         99.76

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                                   0                        100.00
Emerging Markets Bond                                            N/A                           N/A
European Equity                                                    0                        100.00
Global Bond                                                        0                             0
Global Equity                                                 100.00                        100.00
Global Technology                                                  0                             0
International Aggressive Growth                                 1.48                         99.98
International Equity                                            0.19                         47.51
International Opportunity                                          0                        100.00
International Select Value                                         0                             0
International Small Cap                                            0                         36.78

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                            0                             0
Mid Cap Growth                                                     0                             0
Tax-Exempt Bond                                                    0                             0
Tax-Exempt High Income                                             0                             0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                            0                             0



              Statement of Additional Information - March 31, 2006
                                     Page 83

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


              Statement of Additional Information - March 31, 2006
                                     Page 84

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                              First $0.50             0.890%                     0.890%
                                                Next 0.50              0.865
                                                 Next 1.0              0.840
                                                 Next 1.0              0.815
                                                 Next 3.0              0.790
                                                 Over 6.0              0.765

Balanced                                        First $1.0             0.530                      0.525*
                                                 Next 1.0              0.505
                                                 Next 1.0              0.480
                                                 Next 3.0              0.455
                                                 Next 1.5              0.430
                                                 Next 2.5              0.410
                                                 Next 5.0              0.390
                                                 Next 9.0              0.370
                                                Over 24.0              0.350

California Tax-Exempt                          First $0.25             0.410           California - 0.470*
Massachusetts Tax-Exempt                        Next 0.25              0.385           Massachusetts - 0.470*
Michigan Tax-Exempt                             Next 0.25              0.360           Michigan - 0.470*
Minnesota Tax-Exempt                            Next 0.25              0.345           Minnesota - 0.461*
New York Tax-Exempt                              Next 6.5              0.320           New York - 0.470*
Ohio Tax-Exempt                                  Next 2.5              0.310           Ohio - 0.470*
                                                 Next 5.0              0.300
                                                 Next 9.0              0.290
                                                Next 26.0              0.270
                                                Over 50.0              0.250

Cash Management                                 First $1.0             0.330                      0.327*
                                                 Next 0.5              0.313
                                                 Next 0.5              0.295
                                                 Next 0.5              0.278
                                                 Next 2.5              0.260
                                                 Next 1.0              0.240
                                                 Next 1.5              0.220
                                                 Next 1.5              0.215
                                                 Next 1.0              0.190
                                                 Next 5.0              0.180
                                                 Next 5.0              0.170
                                                 Next 4.0              0.160
                                                Over 24.0              0.150



              Statement of Additional Information - March 31, 2006
                                     Page 85

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Core Bond                                       First $1.0            0.480            Core Bond - 0.540*
Diversified Bond                                 Next 1.0             0.455            Diversified Bond - 0.500*
Limited Duration Bond                            Next 1.0             0.430            Limited Duration Bond - 0.540*
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.360
                                                 Next 5.0             0.350
                                                 Next 5.0             0.340
                                                 Next 4.0             0.330
                                                Next 26.0             0.310
                                                Over 50.0             0.290

Disciplined Equity                              First $1.0            0.600            Disciplined Equity - 0.600*
Diversified Equity Income                        Next 1.0             0.575            Diversified Equity Income - 0.462*
Growth                                           Next 1.0             0.550            Growth - 0.573*
Large Cap Equity                                 Next 3.0             0.525            Large Cap Equity - 0.591*
Large Cap Value                                  Next 1.5             0.500            Large Cap Value - 0.600*
                                                 Next 2.5             0.485
                                                 Next 5.0             0.470
                                                 Next 5.0             0.450
                                                 Next 4.0             0.425
                                                Next 26.0             0.400
                                                Over 50.0             0.375

Disciplined Small Cap Value                   First $0.25             0.850                           N/A
                                                Next 0.25             0.825
                                                Next 0.25             0.800
                                                Next 0.25             0.775
                                                 Next 1.0             0.750
                                                 Over 2.0             0.725

Dividend Opportunity                           First $0.50            0.610                         0.594*
                                                Next 0.50             0.585
                                                 Next 1.0             0.560
                                                 Next 1.0             0.535
                                                 Next 3.0             0.510
                                                 Next 4.0             0.480
                                                 Next 5.0             0.470
                                                 Next 5.0             0.450
                                                 Next 4.0             0.425
                                                Next 26.0             0.400
                                                Over 50.0             0.375



              Statement of Additional Information - March 31, 2006
                                     Page 86

                                                                 ANNUAL RATE AT EACH     DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL                RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                               First $0.25            1.100                        1.093*
                                                Next 0.25             1.080
                                                Next 0.25             1.060
                                                Next 0.25             1.040
                                                 Next 1.0             1.020
                                                 Next 5.5             1.000
                                                 Next 2.5             0.985
                                                 Next 5.0             0.970
                                                 Net 5.0              0.960
                                                 Next 4.0             0.935
                                                Next 26.0             0.920
                                                Over 50.0             0.900

Emerging Markets Bond                          First $0.25            0.720            Emerging Markets Bond - N/A
Global Bond                                     Next 0.25             0.695            Global Bond - 0.754*
                                                Next 0.25             0.670
                                                Next 0.25             0.645
                                                 Next 6.5             0.620
                                                 Next 2.5             0.605
                                                 Next 5.0             0.590
                                                 Next 5.0             0.580
                                                 Next 4.0             0.560
                                                Next 26.0             0.540
                                                Over 50.0             0.520

Equity Value                                   First $0.50            0.530                         0.513
                                                Next 0.50             0.505
                                                 Next 1.0             0.480
                                                 Next 1.0             0.455
                                                 Next 3.0             0.430
                                                 Over 6.0             0.400

European Equity                                First $0.25            0.800            European Equity - 0.800*
Global Equity                                   Next 0.25             0.775            Global Equity - 0.784*
International Opportunity                       Next 0.25             0.750            International Opportunity - 0.785*
                                                Next 0.25             0.725
                                                 Next 1.0             0.700
                                                 Next 5.5             0.675
                                                 Next 2.5             0.660
                                                 Next 5.0             0.645
                                                 Next 5.0             0.635
                                                 Next 4.0             0.610
                                                Next 26.0             0.600
                                                Over 50.0             0.570




              Statement of Additional Information - March 31, 2006
                                     Page 87

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Floating Rate                                   First $1.0            0.610            Floating Rate - N/A
Income Opportunities                             Next 1.0             0.585            Income Opportunities - 0.610*
                                                 Next 1.0             0.560
                                                 Next 3.0             0.535
                                                 Next 1.5             0.510
                                                 Next 1.5             0.495
                                                 Next 1.0             0.470
                                                 Next 5.0             0.455
                                                 Next 5.0             0.445
                                                 Next 4.0             0.420
                                                Next 26.0             0.405
                                                Over 50.0             0.380

Fundamental Growth                              First $1.0            0.780                         0.780
                                                 Next 1.0             0.755
                                                 Next 1.0             0.730
                                                 Next 3.0             0.705
                                                 Over 6.0             0.680

Fundamental Value                              First $0.50            0.730            Fundamental Value - 0.718
Value                                           Next 0.50             0.705            Value - 0.730
                                                 Next 1.0             0.680
                                                 Next 1.0             0.655
                                                 Next 3.0             0.630
                                                 Over 6.0             0.600

Global Technology                              First $0.25            0.720                         0.720
                                                Next 0.25             0.695
                                                Next 0.25             0.670
                                                Next 0.25             0.645
                                                 Next 1.0             0.620
                                                 Over 2.0             0.595

High Yield Bond                                 First $1.0            0.590                         0.568*
                                                 Next 1.0             0.565
                                                 Next 1.0             0.540
                                                 Next 3.0             0.515
                                                 Next 1.5             0.490
                                                 Next 1.5             0.475
                                                 Next 1.0             0.450
                                                 Next 5.0             0.435
                                                 Next 5.0             0.425
                                                 Next 4.0             0.400
                                                Next 26.0             0.385
                                                Over 50.0             0.360



              Statement of Additional Information - March 31, 2006
                                     Page 88

                                                               ANNUAL RATE AT EACH    DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                        N/A                 N/A             Income Builder Funds - N/A
Income Builder Enhanced Income                                                         Portfolio Builder Funds - 0.080
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity

Inflation Protected Securities                  First $1.0            0.440                         0.440*
                                                 Next 1.0             0.415
                                                 Next 1.0             0.390
                                                 Next 3.0             0.365
                                                 Next 1.5             0.340
                                                 Next 1.5             0.325
                                                 Next 1.0             0.320
                                                 Next 5.0             0.310
                                                 Next 5.0             0.300
                                                 Next 4.0             0.290
                                                Next 26.0             0.270
                                                Over 50.0             0.250

Intermediate Tax-Exempt                         First $1.0            0.390                         0.450*
                                                 Next 1.0             0.365
                                                 Next 1.0             0.340
                                                 Next 3.0             0.315
                                                 Next 1.5             0.290
                                                 Next 2.5             0.280
                                                 Next 5.0             0.270
                                                Next 35.0             0.260
                                                Over 50.0             0.250

International Aggressive Growth                First $0.25            1.000                         0.992
                                                Next 0.25             0.975
                                                Next 0.25             0.950
                                                Next 0.25             0.925
                                                 Next 1.0             0.900
                                                 Over 2.0             0.875

International Equity                           First $0.25            0.970                         0.970
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Next 1.0             0.870
                                                 Over 2.0             0.845

International Select Value                     First $0.25            0.900                         0.845
                                                Next 0.25             0.875
                                                Next 0.25             0.850
                                                Next 0.25             0.825
                                                 Next 1.0             0.800
                                                 Over 2.0             0.775



              Statement of Additional Information - March 31, 2006
                                     Page 89

                                                                ANNUAL RATE AT EACH    DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)       ASSET LEVEL             RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
International Small Cap                        First $0.25            1.120                         1.120
                                                Next 0.25             1.095
                                                Next 0.25             1.070
                                                Next 0.25             1.045
                                                 Next 1.0             1.020
                                                 Over 2.0             0.995

Mid Cap Growth                                  First $1.0            0.700                         0.588*
                                                 Next 1.0             0.675
                                                 Next 1.0             0.650
                                                 Next 3.0             0.625
                                                 Next 1.5             0.600
                                                 Next 2.5             0.575
                                                 Next 5.0             0.550
                                                 Next 9.0             0.525
                                                Next 26.0             0.500
                                                Over 50.0             0.475

Mid Cap Value                                   First $1.0            0.700                         0.699*
                                                 Next 1.0             0.675
                                                 Next 1.0             0.650
                                                 Next 3.0             0.625
                                                 Next 1.5             0.600
                                                 Next 2.5             0.575
                                                 Next 5.0             0.550
                                                 Next 9.0             0.525
                                                Next 26.0             0.500
                                                Over 50.0             0.475

Precious Metals                                First $0.25            0.800                         0.800
                                                Next 0.25             0.775
                                                Next 0.25             0.750
                                                Next 0.25             0.725
                                                 Next 1.0             0.700
                                                 Over 2.0             0.675

Real Estate                                     First $1.0            0.840                         0.840
                                                 Next 1.0             0.815
                                                 Next 1.0             0.790
                                                 Next 3.0             0.765
                                                 Next 6.0             0.740
                                                Next 12.0             0.730
                                                Over 24.0             0.720

S&P 500 Index                                   First $1.0            0.220                         0.220
                                                 Next 1.0             0.210
                                                 Next 1.0             0.200
                                                 Next 4.5             0.190
                                                 Next 2.5             0.180
                                                 Next 5.0             0.170
                                                 Next 9.0             0.160
                                                Next 26.0             0.140
                                                Over 50.0             0.120



              Statement of Additional Information - March 31, 2006
                                     Page 90

                                                                ANNUAL RATE AT EACH    DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)       ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Select Value                                   First $0.50            0.780                         0.772
                                                Next 0.50             0.755
                                                 Next 1.0             0.730
                                                 Next 1.0             0.705
                                                 Next 3.0             0.680
                                                 Over 6.0             0.650

Short Duration U.S. Government                  First $1.0            0.480                         0.510*
                                                 Next 1.0             0.455
                                                 Next 1.0             0.430
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.340
                                                 Next 5.0             0.325
                                                 Next 5.0             0.315
                                                 Next 4.0             0.290
                                                Next 26.0             0.275
                                                Over 50.0             0.250

Small Cap Advantage                            First $0.25            0.790                         0.708*
                                                Next 0.25             0.765
                                                Next 0.25             0.740
                                                Next 0.25             0.715
                                                 Next 1.0             0.690
                                                 Over 2.0             0.665

Small Cap Equity                               First $0.25            0.970                         0.970
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Over 1.0             0.870

Small Cap Growth                               First $0.25            0.920                         0.920
                                                Next 0.25             0.895
                                                Next 0.25             0.870
                                                Next 0.25             0.845
                                                 Next 1.0             0.820
                                                 Over 2.0             0.795

Small Cap Value                                First $0.25            0.970                         0.926*
                                                Next 0.25             0.945
                                                Next 0.25             0.920
                                                Next 0.25             0.895
                                                 Over 1.0             0.870

Small Company Index                            First $0.25            0.360                         0.340
                                                Next 0.25             0.350
                                                Next 0.25             0.340
                                                Next 0.25             0.330
                                                 Next 6.5             0.320
                                                 Next 7.5             0.300
                                                 Next 9.0             0.280
                                                Next 26.0             0.260
                                                Over 50.0             0.240



              Statement of Additional Information - March 31, 2006
                                     Page 91

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF MOST
            FUND                             ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            First $1.0            0.570                         0.516*
                                                 Next 1.0             0.545
                                                 Next 1.0             0.520
                                                 Next 3.0             0.495
                                                 Next 1.5             0.470
                                                 Next 2.5             0.450
                                                 Next 5.0             0.430
                                                 Next 9.0             0.410
                                                Over 24.0             0.390

Tax-Exempt Bond                                 First $1.0            0.410                         0.450*
                                                 Next 1.0             0.385
                                                 Next 1.0             0.360
                                                 Next 3.0             0.335
                                                 Next 1.5             0.310
                                                 Next 2.5             0.300
                                                 Next 5.0             0.290
                                                 Next 9.0             0.280
                                                Next 26.0             0.260
                                                Over 50.0             0.250

Tax-Exempt High Income                          First $1.0            0.470                         0.456*
                                                 Next 1.0             0.445
                                                 Next 1.0             0.420
                                                 Next 3.0             0.395
                                                 Next 1.5             0.370
                                                 Next 2.5             0.360
                                                 Next 5.0             0.350
                                                 Next 9.0             0.340
                                                Next 26.0             0.320
                                                Over 50.0             0.300

Tax-Exempt Money Market                         First $0.5            0.310                         0.360*
                                                 Next 0.5             0.295
                                                 Next 0.5             0.278
                                                 Next 2.5             0.260
                                                 Next 1.0             0.240
                                                 Next 1.5             0.220
                                                 Next 1.5             0.215
                                                 Next 1.0             0.190
                                                 Next 5.0             0.180
                                                 Next 5.0             0.170
                                                 Next 4.0             0.160
                                                Over 24.0             0.150



              Statement of Additional Information - March 31, 2006
                                     Page 92

                                                                 ANNUAL RATE AT EACH   DAILY RATE ON LAST DAY OF MOST
            FUND                            ASSETS (BILLIONS)      ASSET LEVEL              RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        First $1.0            0.480                         0.520*
                                                 Next 1.0             0.455
                                                 Next 1.0             0.430
                                                 Next 3.0             0.405
                                                 Next 1.5             0.380
                                                 Next 1.5             0.365
                                                 Next 1.0             0.360
                                                 Next 5.0             0.350
                                                 Next 5.0             0.340
                                                 Next 4.0             0.330
                                                Next 26.0             0.310
                                                Over 50.0             0.290


* Effective March 1, 2006, the funds' shareholders approved a change to the Investment Management fee schedule under the Investment Management Services Agreement between RiverSource Investments, LLC and the funds.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company
Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            TABLE 15. LIPPER INDEXES


                   FUND                                 LIPPER INDEX                       FEE INCREASE OR (DECREASE)
------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31

Equity Value                               Lipper Large-Cap Value Funds                                   $  817,917
Precious Metals                            Lipper Gold Funds                                                 (27,758)
Small Cap Advantage                        Lipper Small-Cap Core Funds                                        89,147
Small Cap Growth                           Lipper Small-Cap Growth Funds                                    (249,698)

FISCAL YEAR ENDING MAY 31

Aggressive Growth                          Lipper Mid-Cap Growth Funds                                         1,158
Fundamental Growth                         Lipper Large-Cap Growth Funds                                     (31,784)
Fundamental Value                          Lipper Large-Cap Value Funds                                       39,947
Select Value                               Lipper Multi-Cap Value Funds                                     (211,710)
Small Cap Equity                           Lipper Small-Cap Core Funds                                        (4,445)
Small Cap Value                            Lipper Small-Cap Value Funds                                     (576,478)
Value                                      Lipper Large-Cap Value Funds                                      (69,520)

FISCAL YEAR ENDING JUNE 30

Dividend Opportunity                       Lipper Equity Income Funds                                         29,485
Real Estate                                Lipper Real Estate Funds                                            8,364

FISCAL YEAR ENDING JULY 31

Disciplined Equity                         Lipper Large-Cap Core Funds                                        15,749
Disciplined Small Cap Value                Lipper Small-Cap Value Funds                                          N/A
Growth                                     Lipper Large-Cap Growth Funds                                   1,705,757
Large Cap Equity                           Lipper Large-Cap Core Funds                                      (414,150)
Large Cap Value                            Lipper Large-Cap Value Funds                                      (14,485)



              Statement of Additional Information - March 31, 2006
                                     Page 93

                   FUND                                  LIPPER INDEX                       FEE INCREASE OR (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30

Balanced                                   Lipper Balanced Funds                                              188,433
Diversified Equity Income                  Lipper Equity Income Funds                                       4,016,026
Mid Cap Value                              Lipper Mid-Cap Value Funds                                         573,945
Strategic Allocation                       Lipper Flexible Portfolio Funds                                    722,849

FISCAL YEAR ENDING OCTOBER 31

Emerging Markets                           Lipper Emerging Markets Funds                                     (251,371)
European Equity                            Lipper European Funds                                             (150,680)
Global Equity                              Lipper Global Funds                                                417,773
Global Technology                          Lipper Science and Technology Funds                                197,924
International Aggressive Growth*           Lipper International Multi-Cap Growth Funds                        122,027
International Equity                       Lipper International Funds                                        (117,424)
International Opportunity*                 Lipper International Large-Cap Core Funds                         (312,535)
International Select Value**               Lipper International Multi-Cap Value Funds                         303,325
International Small Cap                    Lipper International Small-Cap Funds                               (91,346)

FISCAL YEAR ENDING NOVEMBER 30

Mid Cap Growth                             Lipper Mid-Cap Growth Funds                                     (1,315,340)



    * The index against which the Fund's performance was measured prior to Jan. 1, 2005 was the Lipper International Funds Index.
   ** The index against which the Fund's performance was measured prior to July 1, 2004 was the Lipper International Funds Index.


The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

                    EQUITY FUNDS                                                                      BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
   PERFORMANCE                                                                    PERFORMANCE
    DIFFERENCE                           ADJUSTMENT RATE                           DIFFERENCE            ADJUSTMENT RATE
------------------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%         0                                                              0.00%-0.50%  0
0.50%-1.00%         6 basis points times the performance                           0.50%-1.00%  6 basis points times the
                    difference over 0.50%, times 100                                            performance difference over 0.50%,
                    (maximum of 3 basis points if a                                             times 100 (maximum of 3 basis
                    1% performance difference)                                                  points if a 1% performance
                                                                                                difference)

1.00%-2.00%         3 basis points, plus 3 basis points                                         3 basis points, plus 3 basis points
                    times the performance difference                                            times the performance difference
                    over 1.00%, times 100 (maximum 6 basis points                               over 1.00%, times 100 (maximum 6
                    if a 2% performance difference)                                             basis points if a 2% performance
                                                                                                difference)

2.00%-4.00%         6 basis points, plus 2 basis points                            2.00%-3.00%  6 basis points, plus 2 basis points
                    times the performance difference                                            times the performance difference
                    over 2.00%, times 100                                                       over 2.00%, times 100 (maximum 8
                    (maximum 10 basis points if a 4% performance                                basis points if a 3% performance
                    difference)                                                                 difference)

4.00%-6.00%         10 basis points, plus 1 basis point                             3.00% or    8 basis points
                    times the performance difference over 4.00%, times 100           more
                    (maximum 12 basis points if a 6% performance difference)

6.00% or more       12 basis points


              Statement of Additional Information - March 31, 2006
                                     Page 94

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

TRANSITIONS. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES


                                                       MANAGEMENT FEES                     NONADVISORY EXPENSES
                                          ------------------------------------------------------------------------------
               FUND                          2006         2005           2004          2006         2005         2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive              $  204,941   $   55,141(a)          N/A    $ 154,484    $  34,746          N/A
Portfolio Builder Conservative                71,579       23,875(a)          N/A      117,318       43,296          N/A
Portfolio Builder Moderate                   342,180       93,838(a)          N/A      251,538      142,907          N/A
Portfolio Builder Moderate Aggressive        418,633      112,009(a)          N/A      269,480      116,480          N/A
Portfolio Builder Moderate Conservative      137,483       43,118(a)          N/A      144,243       75,264          N/A
Portfolio Builder Total Equity               165,740       43,835(a)          N/A      122,935       27,696          N/A
Small Company Index                        4,419,815    4,547,058       3,962,556      471,768      536,282      604,079
S&P 500 Index                                706,270      933,587         954,894     (357,906)    (402,204)     (24,079)



              Statement of Additional Information - March 31, 2006
                                     Page 95

                                                       MANAGEMENT FEES                     NONADVISORY EXPENSES
                                          ------------------------------------------------------------------------------
               FUND                          2006         2005           2004          2006         2005         2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                               6,836,800    6,126,938       5,929,794      465,953      493,392      514,413
Precious Metals                              659,595      724,228         478,457      176,012      175,964      208,238
Small Cap Advantage                        6,341,134    5,102,126       3,593,634      533,489      227,451      354,549
Small Cap Growth                           2,276,290    2,359,429       1,747,120      421,008      360,064     (136,353)

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                            399,501      117,564           3,774(b)    82,999       18,117        1,282(b)
Fundamental Growth                           410,475       79,513           3,368(b)   177,899       24,370          489(b)
Fundamental Value                          5,556,219    3,377,169       2,055,809      488,580      210,468      (38,629)
High Yield Bond                           14,973,845   15,136,003      12,593,999      817,018    1,035,459      900,663
Income Builder Basic Income                      N/A          N/A             N/A          N/A          N/A          N/A
Income Builder Enhanced Income                   N/A          N/A             N/A          N/A          N/A          N/A
Income Builder Moderate Income                   N/A          N/A             N/A          N/A          N/A          N/A
Select Value                               5,256,934    2,995,527       1,268,532      423,030      283,570      (42,902)
Short Duration U.S. Government            10,141,504   14,303,395      15,837,132     (958,143)   1,172,005    1,516,688
Small Cap Equity                           1,560,155    1,108,923         375,456        6,490      (76,600)     (50,972)
Small Cap Value                            9,857,858    7,749,795       5,539,260      788,885      675,289     (136,624)
U.S. Government Mortgage                   1,532,464    2,063,726       1,714,820     (188,134)      18,299      101,644
Value                                      3,311,867    2,926,194       1,925,005      285,856      202,871       42,263

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                      1,010,591    1,129,991       1,273,942      116,440      139,264      126,709
Dividend Opportunity                       6,201,403    5,081,258       7,090,687      453,329      596,965      562,883
Massachusetts Tax-Exempt                     372,649      427,506         455,856       43,112       52,958       54,428
Michigan Tax-Exempt                          294,025      342,995         387,348       36,732       43,425       53,043
Minnesota Tax-Exempt                       1,895,714    2,045,996       2,129,734      161,536      182,884      159,041
New York Tax-Exempt                          434,449      495,538         549,702       54,945       62,139       73,579
Ohio Tax-Exempt                              307,214      360,176         397,430       38,356       43,070       54,325
Real Estate                                  725,491       37,549(c)          N/A      133,564        8,198(c)       N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                           12,052,160   14,155,568      17,632,026    1,220,672    2,243,652    2,781,187
Core Bond                                    846,872      417,836          32,016(d)    99,940       69,699        7,553(d)
Disciplined Equity                           408,720       83,580          11,265(e)   130,016        8,110        4,595(e)
Disciplined Small Cap Value                      N/A          N/A             N/A          N/A          N/A          N/A
Floating Rate                                    N/A          N/A             N/A          N/A          N/A          N/A
Growth                                    18,968,320   16,372,054      20,057,173    1,217,404    1,219,778    1,262,092
Income Opportunities                       1,954,757      985,862          38,550(d)   214,865      133,277       15,960(d)
Inflation Protected Securities               552,220       66,055(f)          N/A       28,432        5,260(f)       N/A
Large Cap Equity                           9,680,873    2,441,621         342,000      161,534      391,817       40,890
Large Cap Value                              803,736      446,686         139,254      293,194      129,014       22,043
Limited Duration Bond                        960,788      571,688          34,385(d)    57,170       61,331        7,837(d)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                          13,003,467   15,409,504      18,159,757   (1,032,114)     575,900    1,058,347



              Statement of Additional Information - March 31, 2006
                                     Page 96

                                                       MANAGEMENT FEES                     NONADVISORY EXPENSES
                                          ------------------------------------------------------------------------------
               FUND                          2006         2005           2004          2006         2005         2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                   7,169,932    7,736,525       7,434,993      651,610      707,529      567,687
Diversified Equity Income                 24,183,415   17,374,369       9,509,660    1,530,714      993,686      701,496
Mid Cap Value                              5,816,781    2,537,342         755,866      531,095      271,072       63,479
Strategic Allocation                       5,960,581    5,004,559       5,083,754      642,432      629,876      498,156

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                           3,801,760    2,770,886       2,181,279      636,569      519,598      477,412
Emerging Markets Bond                            N/A          N/A             N/A          N/A          N/A          N/A
European Equity                              837,577      872,149         959,764      224,833      236,203      143,588
Global Bond                                4,359,713    4,143,713       4,084,088      408,133      427,277      450,208
Global Equity                              4,471,632    3,302,062       3,763,415      485,178      506,708      476,898
Global Technology                          1,574,791    1,812,789       1,185,180      282,889      304,625      235,797
International Aggressive Growth            3,119,859    1,878,346       1,114,731      384,996      250,484       69,337
International Equity                       1,431,433    1,015,577         439,777      323,432      316,320      131,195
International Opportunity                  3,988,205    2,926,933       2,672,683      566,027      442,832      451,756
International Select Value                10,340,380    6,467,621       3,341,744      812,998      473,274      152,203
International Small Cap                      933,818      600,389         183,744      333,478      208,586       63,029

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Mid Cap Growth                            10,413,718   10,550,526      10,432,639      901,194      744,839      600,194
Tax-Exempt High Income                    17,998,361   20,079,644      21,646,724      308,271      976,647      892,351
Intermediate Tax-Exempt                      644,499      752,882         704,089       67,781      136,017      101,093
Tax-Exempt Bond                            3,066,023    3,457,986       3,967,418      136,155      248,267      270,404

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                      423,253      515,265         678,981      116,613      177,477      218,380


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.


              Statement of Additional Information - March 31, 2006
                                     Page 97

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                                                  PARENT
                                                                                 COMPANY,
         FUND                                    SUBADVISER NAME                  IF ANY           FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a), (c)           A              0.60% on the first $100
                          (effective May 4, 1999)                                                million, reducing to 0.45% as
                                                                                                 assets increase, and subject to
                                                                                                    a performance incentive
                                                                                                         adjustment(b)

Small Cap Growth          Essex Investment Management Company, LLC (Essex)           B           0.70% on the first $20 million,
                          (effective Sept. 23, 2005)                                                 reducing to 0.60% as
                                                                                                        assets increase

                          MDT Advisers, Inc. (MDTA)                                N/A           0.60% on the first $100 million
                          (effective Sept. 23, 2005)

                          Turner Investment Partners, Inc. (Turner)                N/A           0.60% on the first $50 million,
                          (effective Aug. 18, 2003)                                                  reducing to 0.50% as
                                                                                                        assets increase

                          UBS Global Asset Management (Americas) (UBS)             N/A              0.55% on the first $150
                          (effective Aug. 18, 2003)                                              million, reducing to 0.50% as
                                                                                                        assets increase
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth         American Century                                         N/A              0.50% on the first $100
                          (effective April 24, 2003)                                             million, reducing to 0.38% as
                                                                                                        assets increase

                          Turner                                                   N/A              0.55% on the first $100
                          (effective April 24, 2003)                                             million, reducing to 0.38% as
                                                                                                        assets increase

Fundamental Growth        Goldman Sachs Asset Management L.P. (Goldman)             C            0.50% on the first $50 million,
                          (effective April 24, 2003)                                                 reducing to 0.30% as
                                                                                                        assets increase

                          Wellington Management Company, LLP (Wellington)          N/A           0.50% on the first $50 million,
                          (effective April 26, 2005)                                                 reducing to 0.40% as
                                                                                                        assets increase

Fundamental Value         Davis Advisors (Davis)(a)                                N/A              0.45% on the first $100
                          (effective June 18, 2001)                                              million, reducing to 0.25% as
                                                                                                        assets increase

Select Value              GAMCO Asset Management Inc. (GAMCO)(c)                   N/A              0.40% on the first $500
                          (effective March 8, 2002)                                              million, reducing to 0.30% as
                                                                                                        assets increase



              Statement of Additional Information - March 31, 2006
                                     Page 98

                                                                                  PARENT
                                                                                 COMPANY,
         FUND                            SUBADVISER NAME                          IF ANY               FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity          American Century                                         N/A               reducing to 0.55% as
                          (effective Dec. 12, 2003)                                                     assets increase

                          Lord, Abbett & Co. (Lord, Abbett)                        N/A              0.65% on the first $100
                          (effective Dec. 12, 2003)                                              million, reducing to 0.55% as
                                                                                                        assets increase

                          Wellington                                               N/A            0.60%, subject to possible
                          (effective March 8, 2002)                                              adjustment under a performance
                                                                                                    incentive adjustment(d)

Small Cap Value           Royce & Associates, LLC. (Royce)(c)                       D               0.80% on the first $100
                          (effective June 18, 2001)                                              million, reducing to 0.60% as
                                                                                                        assets increase

                          Goldman(c)                                               N/A              0.60% on the first $100
                          (effective July 21, 2003)                                              million, reducing to 0.55% as
                                                                                                        assets increase

                          Barrow, Hanley, Mewhinney & Strauss (BHMS)(c)             E            1.00% on the first $10 million,
                          (effective March 12, 2004)                                                 reducing to 0.30% as
                                                                                                        assets increase

                          Donald Smith & Co. Inc. (Donald Smith)(c)                N/A              0.60% on the first $175
                          (effective March 12, 2004)                                             million, reducing to 0.55% as
                                                                                                        assets increase

                          Franklin Portfolio Associates LLC(c) (Franklin            F               0.60% on the first $100
                          Portfolio Associates) (effective March 12, 2004)                       million, reducing to 0.55% as
                                                                                                        assets increase

Value                     Lord, Abbett                                             N/A              0.35% on the first $200
                          (effective June 18, 2001)                                              million, reducing to 0.25% as
                                                                                                        assets increase
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets          Threadneedle International Limited(a)                     G               0.45% of the first $150
                          (Threadneedle) (effective July 10, 2004)                               million, reducing to 0.30% as
                                                                                                 assets increase, and subject to
                                                                                                    a performance incentive
                                                                                                         adjustment(e)

European Equity           Threadneedle(a)                                           G               0.35% of the first $150
International             (effective July 10, 2004)                                              million, reducing to 0.20% as
Opportunity                                                                                      assets increase, and subject to
                                                                                                    a performance incentive
                                                                                                         adjustment(e)

Global Equity             Threadneedle(a)                                           G               0.35% of the first $150
                          (effective July 10, 2004)                                              million, reducing to 0.20% as
                                                                                                 assets increase, and subject to
                                                                                                    a performance incentive
                                                                                                         adjustment(e)

International             American Century Global Investment Management,            H               0.65% on the first $100
Aggressive Growth         Inc. (ACGIM)                                                           million, 0.60% on assets $100 -
                          (effective Jan. 1, 2005)                                               $250 million, 0.55% on assets
                                                                                                 $250 - $500 million, 0.52% on
                                                                                                   assets $500 million - $1
                                                                                                 billion and 0.50% on assets $1
                                                                                                        billion plus(f)

                          Columbia Wanger Asset Management L.P.                     I               0.70% on the first $100
                          (Columbia WAM) (effective Sept. 5, 2001)                               million, reducing to 0.50% as
                                                                                                        assets increase



              Statement of Additional Information - March 31, 2006
                                     Page 99

                                                                                  PARENT
                                                                                 COMPANY,
         FUND                            SUBADVISER NAME                          IF ANY                 FEE SCHEDULE
-----------------------------------------------------------------------------------------------------------------------------------
International Equity      The Boston Company Asset Management LLC (Boston)          J           0.50% on the first $150
                          Company) (effective Sept. 25, 2002)                                   million, reducing to 0.35% as
                                                                                                assets increase

                          Marsico Capital Management, LLC (Marsico)                 K           0.55% on the first $100
                          (effective Oct. 1, 2004)                                              million, reducing to 0.45% as
                                                                                                assets increase

International Select      Alliance Capital Management L.P.                         N/A          0.65% on the first $75 million,
Value                     (Alliance Capital) (effective Sept. 17, 2001)                         reducing to 0.30% as
                                                                                                assets increase

International Small       Templeton Investment Counsel, LLC                        N/A          0.70% on the first $50 million,
Cap                       (Franklin Templeton) (effective Sept. 25, 2002)                       reducing to 0.50% as
                                                                                                assets increase

                          Wellington                                               N/A          0.75% on the first $100
                          (effective Sept. 25, 2002)                                            million, reducing to 0.60% as
                                                                                                assets increase

(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.
(b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

(c) Based on the combined net assets subject to the subadviser's investment management.
(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points (0.10%).
(e) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.
(f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.


A - Kenwood is an indirect partially-owned subsidiary of Ameriprise
    Financial.
B - Essex is majority owned by Affiliated Managers Group.
C - Goldman is an affiliate of Goldman Sachs & Co.
D - Royce is a direct wholly-owned subsidiary of Legg Mason, Inc.
E - BHMS is an independent-operating subsidiary of Old Mutual Asset Management. F - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of
    Mellon Financial Corporation.
G - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
    Financial.
H - ACGIM is a wholly-owned subsidiary of American Century.
I - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management
    Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.
J - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.
K - Marsico is an indirect wholly-owned subsidiary of Bank of America
    Corporation.


              Statement of Additional Information - March 31, 2006
                                    Page 100

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 19. SUBADVISORY FEES


                                                                                         SUBADVISORY FEES PAID
                                                                                 ---------------------------------------
           FUND                              SUBADVISER                              2005         2004          2003
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Small Cap Advantage        Kenwood*                                              $ 3,089,403   $ 2,282,191   $ 1,740,599

Small Cap Growth           Essex                                           Effective 9/23/05           N/A           N/A

                           MDTA                                            Effective 9/23/05           N/A           N/A

                           Turner                                                    371,758       241,927           N/A
                           UBS                                                       342,815       224,007           N/A
                           FORMER SUBADVISER: Bjurman, Barry & Associates            366,178       274,992           N/A
                           (from Aug. 18, 2003 to Sept. 23, 2005)
                           FORMER SUBADVISER: RS Investment Management,              581,602       565,391       400,545
                           L.P. (from Jan. 24, 2001 to Sept. 23, 2005)

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth          American Century                                          114,981        32,431         1,218(a)
                           Turner                                                    119,529        36,468         1,359(a)

Fundamental Growth         Wellington**                                               21,015(b)        N/A           N/A
                           Goldman                                                   143,448        28,129         1,205(a)

                           FORMER SUBADVISER: Eagle Asset Management,                139,312(c)     28,655         1,249(a)
                           Inc., a subsidiary of Raymond James
                           Financial, Inc. (from April 7, 2003 to
                           April 26, 2005)

Fundamental Value          Davis*                                                  2,834,365     1,946,906     1,156,584

Select Value               GAMCO                                                      46,074     1,642,235       626,588

Small Cap Equity           American Century                                          302,079        90,891           N/A
                           Lord, Abbett                                              278,497        93,666           N/A
                           Wellington**                                              388,922       339,459        99,787
                           FORMER SUBADVISER: Pilgrim Baxter & Associates,               N/A           N/A        98,829
                           Ltd (from inception to Dec. 2003)

Small Cap Value            Goldman                                                 1,599,715       883,316           N/A
                           Royce                                                   2,287,184     3,103,451     2,373,829
                           Franklin Portfolio Associates                             957,263       134,324           N/A
                           BHMS                                                      823,441       126,801           N/A
                           Donald Smith                                              992,659       130,862           N/A
                           FORMER SUBADVISER: National City Investment Co.               N/A           N/A       124,993
                           (from inception to August 2003)

                           FORMER SUBADVISER: Third Avenue Management LLC                N/A     1,087,918       947,437
                           (from inception to March 2004)

Value                      Lord, Abbett                                            1,389,323     1,251,762       878,954



              Statement of Additional Information - March 31, 2006
                                    Page 101

                                                                                         SUBADVISORY FEES PAID
                                                                                ---------------------------------------
           FUND                              SUBADVISER                             2005         2004          2003
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets           Threadneedle                                           1,556,386       361,626           N/A
                           FORMER SUBADVISER: American Express Asset                    N/A       942,983     1,033,684
                           Management International Inc. (AEAMI)
                           (from inception until July 2004)

European Equity            Threadneedle                                             432,362       131,177           N/A
                           FORMER SUBADVISER: AEAMI                                     N/A       316,031        448,432
                           (from inception until July 2004)

Global Equity              Threadneedle                                           1,621,159       449,149           N/A
                           FORMER SUBADVISER: AEAMI                                     N/A       484,676     1,841,195
                           (from inception until July 2004)

International Aggressive   ACGIM                                                    959,879       542,561       394,806
Growth                     Columbia WAM                                             985,095       709,378       422,056

International Equity       Boston Company                                           412,238       288,191       118,846
                           Marsico                                                  410,005        30,840           N/A
                           FORMER SUBADVISER: Putnam Investment                         N/A       308,350       142,969
                           Management, LLC (from inception until
                           Sept. 30, 2004)

International Opportunity  Threadneedle                                           1,720,351       434,968           N/A
                           FORMER SUBADVISER: AEAMI                                     N/A     1,000,707     1,407,484
                           (from inception until July 2004)

International Select       Alliance Capital                                       4,126,134     2,869,277     1,604,035
Value
International Small Cap    Franklin Templeton                                       317,358       200,710        56,399
                           Wellington**                                             331,593       215,256        62,802


 * Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.
** Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

(a) For fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(b)  For fiscal period from April 26, 2005 to May 31, 2005.
(c)  For fiscal period from June 1, 2004 to April 26, 2005.


BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT FOR FUNDS THAT HAVE NOT YET ISSUED THEIR FIRST SHAREHOLDER REPORT:

FOR EMERGING MARKETS BOND, DISCIPLINED SMALL CAP VALUE AND FLOATING RATE
FUNDS: RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

              Statement of Additional Information - March 31, 2006
                                    Page 102

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total Fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps to achieve this pricing objective. In the case of the Disciplined Small Cap Value Fund, the Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the Fund's assets and computing investment performance; and
(iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the Fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the Fund are principally attributable to the additional services required to manage a regulated mutual fund such as the Fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the Fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

FOR INCOME BUILDER FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the Fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the Fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

              Statement of Additional Information - March 31, 2006
                                    Page 103

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 20. PORTFOLIO MANAGERS


                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio      Kent M. Bergene(b)                                                                $10,001 -
Builder                                                                                          $50,000
Aggressive     David M. Joy               5 RICs*          $1.95 billion                           None         (1)        (1)
               Michelle M. Keeley(c)                                                               None
               William F. Truscott(c)                                                              None

Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder                                                                                          $50,000
Conservative   David M. Joy               5 RICs           $2.2 billion                            None         (1)        (1)
               Michelle M. Keeley                                                                  None
               William F. Truscott                                                                 None

Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder                                                                                          $50,000
Moderate       David M. Joy               5 RICs           $1.73 billion                           None         (1)        (1)
               Michelle M. Keeley                                                                $100,001-
                                                                                                 $500,000
               William F. Truscott                                                                 None

Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder                                                                                          $50,000
Moderate
Aggressive     David M. Joy               5 RICs           $1.59 billion                         $100,001-       (1)        (1)
                                                                                                 $500,000
               Michelle M. Keeley                                                                  None
               William F. Truscott                                                               $100,001-
                                                                                                 $500,000

Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder                                                                                          $50,000
Moderate
Conservative   David M. Joy               5 RICs           $2.08 billion                           None         (1)        (1)
               Michelle M. Keeley                                                                  None
               William F. Truscott                                                                 None

Portfolio      Kent M. Bergene                                                                   $10,001 -
Builder Total                                                                                    $50,000
Equity         David M. Joy               5 RICs           $2.0 billion                            None         (1)        (1)
               Michelle M. Keeley                                                                  None
               William F. Truscott                                                                 None

Small Company  David Factor               2 RICs           $0.7 billion                            None         (2)        (2)
Index                                     2 PIVs**         $2.5 billion

S&P 500 Index  David Factor               2 RICs           $1.6 billion                            None         (2)        (2)
                                          2 PIVs           $2.5 billion



              Statement of Additional Information - March 31, 2006
                                    Page 104

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value   Warren Spitz                                                                      $50,001 -
                                                                                                 $100,000
               Steve Schroll              5 RICs            $4.4 billion      5 RICs             $10,001 -      (2)        (3)
                                          2 PIVs            $216.3 million                       $50,000
               Laton Spahr                                                                       $1 -
                                                                                                 $10,000

Precious       Clay Hoes                  1 PIV             $13.9 million                        $1 -
Metals                                                                                           $10,000     (2), (3)      (4)

Small Cap      RSIM: John L. Wallace(d)   4 RICs            $1.5 billion
Growth                                    3 PIVs            $15.9 million
                                          6 other           $277.6 million                         None         (4)        (6)
                                          accounts
               RSIM: John H. Seabern(d)   1 RIC             $953.8 million
                                          5 other           $252.0 million
                                          accounts
               Turner: William C. McVail  15 RICs           $2.4 billion
                                          45 PIVs           $2.2 billion      1 PIV; 2
                                          37 other          $1.4 billion      other
                                          accounts                            accounts
               Turner:                    16 RICs           $2.0 billion
               Christopher K. McHugh      49 PIVs           $2.4 billion
                                          35 other          $1.3 billion                           None         (5)        (7)
                                          accounts
               Turner:                    4 RICs            $41.0 million
               Frank L. Sustersic         11 PIVs           $886.0 million    2 RICs; 2
                                          32 other          $881.0 million    other
                                          accounts                            accounts
               Turner:                    4 RICs            $433.0 million
               Jason D. Schrotberger      12 PIVs           $966.0 million    2 other
                                          24 other          $682.0 million    accounts
                                          accounts
               BB&A: O. Thomas Barry      7 RICs            $824.2 million
                                          19 other          $169.2 million
                                          accounts
               BB&A: G. Andrew Bjurman    15 other          $1.3 billion
                                          accounts
               BB&A:                      38 other          $41.2 million     8 other              None         (6)        (8)
               Stephen W. Shipman         accounts                            accounts

               BB&A: Patrick T. Bradford  1 RIC             $7.3 million
               BB&A: Roberto P. Wu        5 other           $7.9 million
                                          accounts
               UBS: Paul A. Graham        7 RICs(e)         $764.9 million    1 other              None         (7)        (9)
                                          2 PIVs            $440.2 million    account
               UBS: David N. Wabnik       7 other           $406.1 million
                                          accounts

Small Cap      RiverSource Investments:   4 RICs            $1.5 billion
Advantage      Dimitris Bertsimas         1 PIV             $12.7 million     4 RICs
                                          11 other          $84.9 million                          None         (2)        (10)
                                          accounts(f)
               RiverSource Investments:   2 RICs            $806.2 million    2 RICs
               Jonathan Calvert
               Kenwood: Jake Hurwitz      1 RIC             $185.3 million                       $100,001 -
                                          1 PIV             $44.9 million     1 RIC              $500,000
               Kenwood: Kent Kelley       18 other          $445.5 million                                   (2), (8)      (11)
                                          accounts
                                                                                                 $100,001 -
                                                                                                 $500,000



              Statement of Additional Information - March 31, 2006
                                    Page 105

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Aggressive     Turner:                    18 RICs          $2.2 billion
Growth         Christopher K. McHugh      30 PIVs          $640.0 million
                                          59 other         $3.1 billion
                                          accounts
               Turner: Robert E. Turner   27 RICs          $3.6 billion
                                          40 PIVs          $1.6 billion                            None         (5)        (7)
                                          88 other         $5.2 billion
                                          accounts
               Turner: William C. McVail  17 RICs          $2.6 billion
                                          24 PIVs          $504.0 million
                                          5 other          $3.3 billion
                                          accounts
               American Century:
               Glen A. Fogle              5 RICs           $5.584 billion
               American Century:          1 other          $27.823 million                         None         (9)        (12)
               David M. Holland           accountS

Fundamental    Goldman:
Growth         Herbert E. Ehlers
               Goldman:
               Gregory H. Ekizian         49 RICs          $10.7 billion
               Goldman: David G. Shell    1 PIV            $94.0 million                           None         (11)     (14), (20)
               Goldman: Steven M. Barry   542 other        $18.0 billion
               Goldman:                   accounts
               Kenneth T. Berents
               Goldman: Andrew F. Pyne
               Goldman: Scott Kolar
               Goldman:
               Prashant R. Khemka
               Wellington: John A.        9 RICs           $2,709.4 million
               Boselli                    7 PIVs           $846.7 million     1 other account      None         (12)       (15)
                                          33 other         $5,232.5 million
                                          accounts
               Wellington:
               Andrew J. Schilling

Fundamental    Christopher C. Davis       23 RICs          $48.0 billion
Value                                     6 PIVs           $853.0 million                         None(h)       (10)       (13)
               Kenneth C. Feinberg        30,000 other     $9.9 billion
                                          accounts(g)

High Yield     Scott Schroepfer           1 RIC            $1.2 billion                          $100,001 -     (2)        (4)
Bond                                                                                             $500,000

Income Builder Dimitris Bertsimas         5 RICs           $2.2 billion       5 RICs - $2.2
Basic Income                              7 PIVs           $0.14 billion      B in assets
                                          10 other         $0.2 billion                           None(m)       (25)       (10)
                                          accounts(c)
               Colin Lundgren             None                                                                             (2)
               Erol Sonderegger

Income Builder Dimitris Bertsimas         5 RICs           $2.2 billion       5 RICs - $2.2
Enhanced                                  7 PIVs           $0.14 billion      B in assets
Income                                    10 other         $0.20 billion                          None(m)       (25)       (10)
                                          accounts(c)
               Colin Lundgren             None                                                                             (2)
               Erol Sonderegger

Income Builder Dimitris Bertsimas         5 RICs           $2.2 billion       5 RICs - $2.2
Moderate                                  7 PIVs           $0.14 billion      B in assets
Income                                    10 other         $0.2 billion                           None(m)       (25)       (10)
                                          accounts(c)
               Colin Lundgren             None                                                                             (2)
               Erol Sonderegger



              Statement of Additional Information - March 31, 2006
                                    Page 106

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Select Value   Mario Gabelli              24 RICs          $11.9 billion(i)   1 RIC;
                                          14 PIVs          $707.7 million(i)  14 PIVs; 3           None         (13)       (16)
                                          1,747 other      $9.9 billion       other accounts
                                          accounts

Short          Scott Kirby                11 RICs          $7.9 billion                          $10,001 -
Duration                                  7 PIVs           $2.6 billion       3 RICs;            $50,000
U.S.                                      46 other         $22.9 billion      1 other                           (2)        (4)
Government                                accounts                            account            $10,001 -
               Jamie Jackson              14 RICs          $11.4 billion                         $50,000
                                          6 PIVs           $3.3 billion
                                          31 other         $5.3 billion
                                          accounts

Small Cap      American Century:          13 RICs          $8.72 billion
Equity         Thomas P. Vaiana           2 other          $229.0 million
                                          accounts
               American Century:          14 RICs          $9.276 billion
               William Martin             2 other          $229.0 million                          None         (9)        (12)
                                          accounts
               American Century:          5 RICs           $2.123 billion
               Wihelmine von Turk         2 other          $229.0 million
                                          accounts
               Lord, Abbett:              4 RICs           $825.2 million
               Michael T. Smith           7 other          $534.6 million                          None         (14)       (17)
                                          accounts
               Wellington:                4 RICs           $1,640.9 million                      $500,001 -
               Kenneth L. Abrams          3 PIVs           $787.6 million     2 RICs;            $1,000,000
                                          23 other         $1,846.3 million   1 other                           (12)       (15)
                                          accounts                            account
               Wellington:                4 RICs           $1,640.9 million                        None
               Daniel J. Fitzpatrick      3 PIVs           $787.6 million
                                          16 other         $1,830.2 million
                                          accounts

Small Cap      Royce: Jay S. Kaplan       6 RICs           $7.0 billion                            None         (15)       (18)
Value          Goldman:
               Eileen Rominger            20 RICs          $11.1 billion
               Goldman:                   2 PIVs           $31.0 million
               Dolores Bamford            280 other        $5.41 billion
               Goldman: David Berdon      accounts
               Goldman: Lisa Parisi                                                                None         (11)    (19), (20)
               Goldman: J. Kelly Flynn    20 RICs          $2.83 billion
               Goldman: Chip Otness       2 PIVs           $31.0 million
                                          6 other          $634.0 million
                                          accounts
               Donald Smith:              2 RICs           $0.786 billion                          None         (16)       (21)
               Donald G. Smith            1 PIV            $0.171 billion
               Donald Smith:              23 other         $1.807 billion
               Richard L. Greenberg       accounts
               Franklin Portfolio
               Associates:
               John S. Cone
               Franklin Portfolio
               Associates:                6 RICs (with 14  $13.5 billion
               Michael F. Dunn            total
               Franklin Portfolio         portfolios)
               Associates:                4 PIVs           $0.7 billion                            None         (17)       (22)
               Oliver E. Buckley          82 other         $14.3 billion
               Franklin Portfolio         accounts
               Associates:
               Kristin J. Crawford
               Franklin Portfolio
               Associates:
               Langton Garvin
               BHMS: James S. McClure     3 RICs           $392.0 million
               BHMS: John P. Harloe       16 other         $569.8 million                          None         (18)       (23)
                                          accounts

U.S.           Scott Kirby                11 RICs          $9.3 billion       3 RICs;            $10,001 -
Government                                7 PIVs           $2.6 billion       1 other            $50,000        (2)        (4)
Mortgage                                  46 other         $22.9 billion      account
                                          accounts



              Statement of Additional Information - March 31, 2006
                                    Page 107

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Value          Eli M. Salzmann            14 RICs          $23,867.2 million
               Sholom Dinsky              11 PIVs          $756.2 million     1 other              None         (14)       (17)
                                          53,962 other     $18,554.4 million  account
                                          accounts

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California                                                                                         None
Tax-Exempt
Massachusetts                                                                                      None
Tax-Exempt
Michigan                                                                                           None
Tax-Exempt                                9 RICs           $5.84 billion
Minnesota      David Kerwin               18 other         $7.46 billion                                        (2)        (4)
Tax-Exempt                                accounts                                               $50,001 -
New-York                                                                                         $100,000
Tax-Exempt                                                                                         None
Ohio
Tax-Exempt                                                                                         None
Dividend
Opportunity    Warren Spitz                                                                        Over
                                          5 RICs           $8.1 billion                         $1,000,000
               Steve Schroll              2 PIVs           $0.22 billion      5 RICs            $100,001 -      (2)        (3)
                                                                                                 $500,000
               Laton Spahr                                                                       $10,001 -
                                                                                                 $50,000

Real Estate    Julene Melquist            None                                                     None       (2), (3)     (5)
               J. Blair Brumley

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Core Bond      Tom Murphy                 8 RICs           $6.87 billion      2 RICs -
                                          3 PIVs           $1.28 billion      $1,491.2 M         $10,001-       (2)        (4)
                                          25 other         $21.02 billion     in assets          $50,00
                                          accounts(f)
               Jamie Jackson              12 RICs          $9.16 billion      1 other            $10,001-
                                          6 PIVs           $3.14 billion      account -          $50,000
                                          31 other         $5.88 billion      $21.52 M
                                          accounts(f)                         in assets
               Scott Kirby                11 RICs          $9.14 billion      1 other            $10,001-
                                          7 PIVs           $2.71 billion      account -          $50,000
                                          48 other         $23.49 billion     $66.13 M
                                          accounts(f)                         in assets

Disciplined    Dimitris Bertsimas         4 RICs           $1.74 billion
Equity                                    1 PIV            $11.7 million      4 RICs               None         (2)      (3), (10)
                                          13 other         $84.8 million
                                          accounts(f)
               Gina Mourtzinou            2 RICs           $1.63 billion      2 RICs             $50,001-
                                          1 PIV            $11.7 million                         $100,000
                                          13 other         $84.8 million
                                          accounts(f)

Disciplined    Dimitris Bertsimas         5 RICs           $2.20 billion      5 RICs - $2.2
Small Cap                                 7 PIVs           $0.14 billion      B in assets
Value                                     10 other         $0.20 billion
                                          accounts(c)
               Gina Mourtzinou            3 RICs           $2.32 billion      3 RICs -            None(m)       (2)        (10)
                                          5 other          $0.17 billion      $2.32 B in
                                          accounts                            assets
               Jonathan Calvert           3 RICs           $0.99 billion      3 RICs -
                                          6 PIVs           $0.14 billion      $0.99 B in
                                                                              assets



              Statement of Additional Information - March 31, 2006
                                    Page 108

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate  Lynn Hopton                13 PIVs          $5.46 million
               Yvonne Stevens                                                                     None(m)       (2)        (33)
               Erol Sonderegger           None                                                                             (2)
               Colin Lundgren

Growth         Nick Thakore               4 RICs           $3.43 billion      4 RICs             $100,001-      (2)        (24)
                                          2 PIVs           $244.06 million                       $500,000

Income         Brian Lavin                1 RIC            $40.83 million                        $50,001-
Opportunities                             1 PIV            $50.11 million                        $100,000       (2)        (4)
               Jennifer Ponce de Leon     5 RICs           $7.93 billion                         $50,001-
                                          1 PIV            $50.11 million                        $100,000
                                          10 other         $2.44 billion
                                          accounts

Inflation      Jamie Jackson              12 RICs          $9.13 billion      3 RICs -
Protected                                 6 PIVs           $3.14 billion      $643.57 M in       $10,001-
Securities                                31 other         $5.88 billion      assets(j); 1       $50,00         (2)        (4)
                                          accounts(f)                         other
                                                                              account(k)

Large Cap      Nick Thakore               5 RICs           $6.56 billion      5 RICs             $100,001-
Equity                                    2 PIVs           $244.05 million                       $500,000       (2)        (24)
               Bob Ewing                  6 RICs           $5.7 billion       6 RICs             $100,001-
                                          2 PIVs           $244.05 million                       $500,000
                                          1 other account  $12.04 million

Large Cap      Bob Ewing                  6 RICs           $7.11 billion      6 RICs             $500,001-
Value                                     2 PIVs           $244.05 million                       $1,000,000     (2)        (24)
                                          1 other account  $12.04 million

Limited        Tom Murphy                 8 RICs           $6.85 billion      3 RICs -           $10,001-
Duration                                  3 PIVs           $1.28 billion      $643.57 M in       $50,000
Bond                                      25 other         $21.02 billion     assets(j)
                                          accounts
               Jamie Jackson              12 RICs          $9.15 billion      3 RICs -           $10,001-       (2)        (4)
                                          6 PIVs           $3.14 billion      $643.57 M in       $50,000
                                          48 other         $5.88 billion      assets(j); 1
                                          accounts(f)                         other
               Scott Kirby                11 RICs          $9.12 billion      account(k)         $10,001-
                                          7 PIVs           $2.72 billion                         $50,000
                                          48 other         $23.49 billion
                                          accounts(f)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified    Tom Murphy                 8 RICs           $4.74 billion                         $100,001-
Bond                                      4 PIVs           $1.29 billion                         $500,000
                                          23 other         $19.82 billion
                                          accounts(f)                         3 RICs -
               Jamie Jackson              12 RICs          $6.85 billion      $1.45 B in         $10,001-
                                          6 PIVs           $3.21 billion      assets; 1          $50,000
                                          31 other         $5.59 billion      other account
                                          accounts(f)                         - $0.098 B in
               Scott Kirby                11 RICs          $9.79 billion      assets             $10,001-       (2)        (4)
                                          6 PIVs           $2.38 billion                         $50,000
                                          45 other         $23.27 billion
                                          accounts(f)
               Jennifer Ponce de Leon     5 RICs           $5.83 billion                         $10,001-
                                          1 PIV            $0.03 billion                         $50,000
                                          10 other         $3.25 billion
                                          accounts
               Nicolas Pifer              4 RICs           $3.02 billion      1 other            $1-$10,000
                                          4 PIVs           $0.47 billion      account -
                                          15 other         $4.22 billion      $0.14 B in
                                          accounts(f)                         assets




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                                    Page 109

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Balanced       Tom Murphy                 8 RICs           $6.51 billion                         $10,001-
                                          4 PIVs           $1.26 billion                         $50,000
                                          22 other         $17.03 billion     2 RICs -
                                          accounts(f)                         $1.03 B in
               Jamie Jackson              12 RICs          $8.72 billion      assets; 1            None         (2)        (4)
                                          7 PIVs           $3.16 billion      other account
                                          29 other         $6.68 billion      - $0.098 B in
                                          accounts(f)                         assets
               Scott Kirby                11 RICs          $8.66 billion                           None
                                          7 PIVs           $2.32 billion
                                          44 other         $22.72 billion
                                          accounts(f)
               Bob Ewing                  6 RICs           $6.08 billion                         $100,001-
                                          2 PIVs           $0.04 billion      6 RICs             $500,000       (2)       (24)
                                          1 other account  $0.01billion

Mid Cap Value  Warren Spitz                                                                      $100,001-
                                          4 RICs           $9.19 billion                         $500,000
               Laton Spahr                1 PIV            $0.16 billion      4 RICs             $10,001-       (2)       (3)
                                          1 other account  $0.01 billion                         $50,000
               Steve Schroll                                                                     $50,001-
                                                                                                 $100,000

Diversified    Warren Spitz                                                                      $100,001-
Equity Income                             4 RICs           $5.13 billion                         $500,000
               Laton Spahr                1 PIV            $0.16 billion      4 RICs               None         (2)       (3)
                                          1 other account  $0.01 billion                         $50,001-
               Steve Schroll                                                                     $100,000

Strategic      Tom Murphy                 8 RICs           $6.74 billion                         $10,001-
Allocation                                4 PIVs           $1.26 billion                         $50,000
                                          22 other         $17.03 billion     2 RICs -
                                          accounts(f)                         $1.26 B in
               Jamie Jackson              12 RICs          $8.72 billion      assets; 1            None         (2)       (4)
                                          7 PIVs           $3.16 billion      other account -
                                          29 other         $6.68 billion      $0.098 B in
                                          accounts(f)                         assets
               Scott Kirby                11 RICs          $8.9 billion                          $10,001-
                                          7 PIVs           $2.32 billion                         $50,000
                                          44 other         $22.72 billion
                                          accounts(f)
               Dimitris Bertsimas         4 RICs           $2.18 billion                         Over
                                          6 PIVs           $0.16 billion      4 RICs             $1,000,000
                                          8 other          0.08 billion
                                          accounts(f)
               Jonathan Calvert           2 RICs           $0.12 billion      2 RICs             $100,001-      (2)        (10)
                                          6 PIVs           $0.16 billion                         $500,000
               Gina Mourtnizou            2 RICs           $2.06 billion                         $50,001-
                                          3 other accounts $0.04 billion                         $100,000

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging       Julian A.S. Thompson       1 RIC            $226.0 million
Markets                                   3 other accounts $212.0 million
               Jules Mort                 1 RIC            $226.0 million                         None(l)       (19)       (25)
                                          1 PIV            $1,428.0 million
                                          3 other accounts $212.0 million

Emerging       Nicholas Pifer             6 RICs           $5.543 billion     1 RIC - $0.39       None(m)       (2)        (2)
Markets                                   8 PIVs           $0.56 billion      B; 1 other
Bond                                      15 other         $4.031 billion     account -
                                          accounts(f)                         $0.14 B in
                                                                              assets

European       Dominic Baker              1 PIV            $105.0 million                         None(l)       (19)       (25)
Equity         Rob Jones                  None




              Statement of Additional Information - March 31, 2006
                                    Page 110

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Global Bond    Nicholas Pifer             5 RICs           $4.932 billion     1 RIC - $36 M
                                          6 PIVs           $496.025 million   in assets; 1       $1-$10,000     (2)        (4)
                                          15 other         $4.202 billion     other account -
                                          accounts                            $142 M in assets

Global Equity  Dominic Rossi              2 RICs           $1,717.0 million
                                          1 other account  $604.5 million
               Stephen Thornber           1 RIC            $122.0 million                        None(l)        (19)       (25)
                                          1 PIV            $72.0 million
                                          2 other          $93.0 million
                                          accounts

Global         Nina Hughes                1 PIV            $11.437 million                         None       (2),(3)      (26)
Technology

International  ACGIM:                     9 RICs           $7.646 billion
Aggressive     Michael Perelstein         1 PIV            $36.7 million                           None         (9)        (12)
Growth         ACGIM: Keith Creveling     1 other account  $184.2 million
               Columbia WAM:
               P. Zachary Egan            1 RIC            $2.6 billion                            None         (20)       (27)
               Columbia WAM:
               Louis J. Mendes

International  Boston Company:            18 RICs          $7.1 billion
Equity         D. Kirk Henry              9 PIVs           $8.5 billion                            None         (21)       (28)
               Boston Company:            77 other         $16.0 billion
               Clifford A. Smith          accounts
               Marisco:                   14 RICs          $4.428 billion
               James G. Gendelman         2 other          $143.8 million                          None         (22)       (29)
                                          accounts

International  Alex Lyle                  2 RICs           $1,297.0 million
Opportunity                               25 PIVs          $1,602.0 million
                                          2 other          $287.0 million                         None(l)       (19)       (25)
                                          accounts
               Dominic Rossi              2 RICs           $1,732.0 million
                                          1 other account  $604.5 million

International  Kevin F. Simms             15 RICs          $6.9 billion
Select Value                              11 PIVs          $2.7 billion                            None         (23)       (30)
               Henry S. D'Auria           152 other        $18.5 billion
                                          accounts


International  Franklin Templeton:        3 RICs           $1.5 billion
Small Cap      Cindy Sweeting             11 PIVs          $4.5 billion
                                          15 other         $1.6 billion
                                          accounts
               Franklin Templeton:        4 RICs           $2.2 billion
               Tucker Scott               13 PIVs          $5.3 billion
                                          3 other          $0.3 billion                            None         (24)       (31)
                                          accounts
               Franklin Templeton:        1 RIC            $1.0 billion
               Simon Rudolph              11 PIVs          $1.3 billion
                                          4 other          $0.4 billion
                                          accounts
               Wellington:                4 RICs           $615.1 million     1 other
               Edward L. Makin            7 PIVs           $1,273.7 million   account -            None         (12)       (15)
                                          17 other         $987.7 million     $47.0 M in
                                          accounts                            assets



              Statement of Additional Information - March 31, 2006
                                    Page 111

                                              OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE  APPROXIMATE TOTAL     PERFORMANCE      OF FUND    CONFLICTS  STRUCTURE OF
    FUND          PORTFOLIO MANAGER         OF ACCOUNT        NET ASSETS      BASED ACCOUNTS(a)   SHARES    OF INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Mid Cap Growth Duncan J. Evered           2 RICs           $918.82 million                       $100,001 -     (2)        (32)
                                          2 PIVs           $215.55 million                       $500,000
                                          17 other         $616.98 million
                                          accounts
Tax-Exempt     David Kerwin               9 RICs           $1.941 billion                        $50,001 -      (2)        (4)
High Income                               13 other         $7.622 billion                        $100,000
                                          accounts
Intermediate   David Kerwin               9 RICs           $5.489 billion                        $10,001 -      (2)        (4)
Tax-Exempt                                13 other         $7.622 billion                        $50,000
                                          accounts
Tax-Exempt     David Kerwin               9 RICs           $4.981 billion                        $10,001 -      (2)        (4)
Bond                                      13 other         $7.622 billion                        $50,000
                                          accounts


 *   RIC refers to a Registered Investment Company
**   PIV refers to a Pooled Investment Vehicle

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.
(c) Ms. Keeley, who serves as Senior Vice President, Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.
(d) Effective May 30, 2005, John Seabern is the sole portfolio manager of the portion of the fund managed by RSIM.
(e)  Includes wrap accounts that are managed as one model.
(f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
(g)  Primarily managed money/wrap accounts.
(h) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
(i) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.
(j) Messrs. Murphy, Jackson and Kirby manage the fixed income portion of these 3 RICs.
(k) Mr. Jackson manages $0.21 million of that account, and Mr. Kirby manages $82.58 million of that account
(l) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(m) The fund is new and shares were not yet being offered as of the fiscal period end.

              Statement of Additional Information - March 31, 2006
                                    Page 112

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

     Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

     - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

     RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


              Statement of Additional Information - March 31, 2006
                                    Page 113

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RSIM seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RSIM and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RSIM may give advice and take actions with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RSIM's policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RSIM's policy that when the amount of securities of a particular issuer available to RSIM's client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RSIM generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RSIM's policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RSIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to (a) Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, (b) the use of soft dollars and other brokerage practices, (c) the voting of proxies, (d) employee personal securities trading, (e) the side by side management of accounts with performance based fees and (f) accounts with fixed fees, and relating to a variety of other circumstances. In all cases, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) BB&A is a subadviser and adviser to other accounts whose investment focus may be similar to those of the fund. BB&A currently has the capacity to manage the fund and these other accounts, and the performance of the fund should not be adversely affected. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. The Investment Policy Committee plans to manage mutual funds, separate accounts, wrap accounts and subadvised accounts so as not to exceed BB&A's ability to actively and proficiently manage all accounts.


              Statement of Additional Information - March 31, 2006
                                    Page 114

(7) The management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks, and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the fund. The portfolio managers and their team manage the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the fund have adopted Codes of Ethics that govern personal trading but there is no assurance that the Codes will adequately address all such conflicts.

(8) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (2) also apply to Kenwood.

(9) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.


              Statement of Additional Information - March 31, 2006
                                    Page 115

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(10) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

     - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

     - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

     - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(11) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

     Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.


               Statement of Additional Information - March 31, 2006
                                    Page 116

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The Portfolio Manager generally manages portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the fund. The Portfolio Manager makes investment decisions for the fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, the Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Portfolio Managers. Although Wellington Management does not track the time a Portfolio Manager spends on a single portfolio, Wellington Management does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage the Portfolio Manager's various client mandates.

(13) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

     ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

     ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

     PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.


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     SELECTION OF BROKER/DEALERS. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

     VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a fund's transactions to the advantage of other accounts and to the detriment of the relevant. To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.

     In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interest of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflict. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the relevant fund and the investments of other accounts.


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(15) The fact that Mr. Kaplan has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, Mr. Kaplan may have an opportunity to purchase securities of limited availability. In this circumstance, Mr. Kaplan is expected to review each account's investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his managed accounts are treated equitably. Mr. Kaplan may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, Mr. Kaplan will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by Mr. Kaplan on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rata portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

     Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

     Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

     FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(18) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.


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     BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

     Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

     The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the funds.


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     A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM has adopted compliance procedures that provide that any transactions between the funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of the funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     The funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.


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     The funds' portfolio managers may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, the funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.

(21) INTRODUCTION

     A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

     These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

     This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

     NEW INVESTMENT OPPORTUNITIES

     Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

     - The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

     COMPENSATION

     Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

     - The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.


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     INVESTMENT OBJECTIVES

     Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

     - To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

     TRADING

     Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

     - When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

     PERSONAL INTEREST

     Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     - All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

     OUTSIDE DIRECTORSHIP

     Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

     - In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.


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     PROXY VOTING

     Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

     - Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

     PERSONAL TRADING

     Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

     - Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or
          (b) in anticipation of the effect of such recommendation on the market price.

     - Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

     SOFT DOLLARS

     Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

     - It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

     CONSULTANT BUSINESS

     Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

     -    The Boston Company does not pay referral fees to consultants.


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     GIFTS

     Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

     The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

     - The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501 (c)(3) charitable organization of the employee's choice.

(22) Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.


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(23) As an investment adviser and fiduciary, Alliance Capital owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

     EMPLOYEE PERSONAL TRADING

     Alliance Capital has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance Capital own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance Capital permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance Capital's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance Capital. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

     MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

     Alliance Capital has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance Capital's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.


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     ALLOCATING INVESTMENT OPPORTUNITIES

     Alliance Capital has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance Capital routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     Alliance Capital's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance Capital has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance Capital could share in investment gains.

     To address these conflicts of interest, Alliance Capital's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(24) CONFLICTS. The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.


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     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.


(25) Management of the Income Builder Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

     Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

     - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

     - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of a the funds a change in portfolio management or fund strategy or the closure or merger of a an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

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STRUCTURE OF COMPENSATION

(1) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(2) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(4) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the team of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


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(5)  The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, plus a percentage of the assets of the funds they support as research analysts, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(6) RSIM is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of the Growth Group or the Value Group. Messrs. Wallace and Seabern are members of the Growth Group (the "Group"). In establishing salaries and bonuses, RSIM considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RSIM sets salary and bonus levels by reference to other investment firms investing in similar categories. In consultation with RSIM's Co-Chief Executive Officers, the leaders of the Group, who include Mr. Wallace, determined all salaries and bonuses for the Group for the fiscal year ended Dec. 31, 2004. Salaries were based on industry standards, as described above. Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one-and three-year periods, with an emphasis on the most recent one-year period, and (2) experience. Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses. In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with RSIM's Co-Chief Executive Officers, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process. Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

(7) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professional's compensation. The CIO is also responsible for identifying investment professionals who should be considered for equity ownership on an annual basis.


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(8)  BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and incentive bonuses based upon account performance. Salaries are competitive with industry standards. Account management commissions are a specific percentage of the account fees paid to the portfolio account manager(s) while the manager and account are still with the firm. Performance bonuses are paid as a specific percentage of the account fees to the portfolio manager(s) when that account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the subject product.

(9) The compensation received by portfolio managers at UBS includes a base salary and incentive compensation based on their personal performance. UBS's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS's clients. Overall compensation can be grouped into four categories: 1) Competitive salary, benchmarked to maintain competitive compensation opportunities; 2) Annual bonus, tied to individual contributions and investment performance; 3) UBS equity awards, promoting company-wide success and employee retention; 4) Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff. The base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry. Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS's clients. Senior investment professionals, such as Messrs. Graham and Wabnik, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years. Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.


(10) The portfolio managers' compensation as RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund, institutional portfolio and hedge fund performance. Funding for the portion of the bonus pool related to mutual fund and institutional portfolio management is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. Funding for the portion of the bonus pool related to hedge fund management is based on a percentage of the hedge fund performance fee. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level. Funding for bonuses is also based on certain activities of the team in developing technology tools that can be used in RiverSource Investments' asset management business.

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(11) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(12) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     BASE SALARY

     Portfolio managers receive base pay in the form of a fixed annual salary.

     BONUS

     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund and Discovery Fund. In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.


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     RESTRICTED STOCK PLANS

     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     DEFERRED COMPENSATION PLANS

     Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(13) Kenneth Feinberg's compensation as a Davis Advisors employee consists of
     (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

     Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(14) GSAM and the GSAM Growth team's (the Growth Team) compensation package for its Portfolio Managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures performance on a market cycle basis, which typically measures a three-to-seven year period, rather than being focusing on short-term gains in their strategies or short-term contributions from a Portfolio Manager in any given year.

     The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other Portfolio Managers within the research process. Benchmarks for measuring performance can be either broad-based or narrow-based indices, which will vary based on client expectations. The benchmark for the Fundamental Growth Fund is the Russell 1000 Growth Index.

     The Growth Team also considers each Portfolio Manager's individual performance, his or her contribution to the overall performance of the strategy long term, and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co., and anticipated compensation levels among competitor firms.

(15) The fund pays Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to the fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the fund.


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     Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professional primarily responsible for the day-to-day management of the fund ("portfolio manager") includes a base salary and incentive components. The base salary for the portfolio manager is determined by his experience and performance in his role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. The portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Wellington Management applies similar incentive structures to other portfolios managed by the portfolio manager, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance.

(16) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(17) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the portfolio manager's experience, reputation and competitive market rates.


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     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, the funds' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment to a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(18) Mr. Kaplan receives from Royce a base salary, a performance bonus, a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Mr. Kaplan's compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses.

     BASE SALARY - Mr. Kaplan is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of Mr. Kaplan's experience and responsibilities.

     PERFORMANCE BONUS - Mr. Kaplan receives a quarterly performance bonus that is revenue-based, and therefore in part is based on the value of the accounts' net assets, determined with reference to each of the registered investment company accounts he manages. For Mr. Kaplan, the revenue-based performance bonus applicable to the registered investment company accounts he manages is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes.

     Payment of the performance bonus may be deferred as described below, and any amounts deferred are forfeitable, if a portfolio manager is terminated by Royce with or without cause or resigns. The amount of the deferred performance bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce registered investment company accounts selected by the portfolio manager at the beginning of the deferral period. The amount deferred will depend on the portfolio manager's total direct, indirect beneficial, and deferred unvested bonus investments in the Royce registered investment company account for which he is receiving portfolio management compensation.

     PARTNERS POOL - Each portfolio manager, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the portfolio manager is terminated with or without cause or resigns, and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.


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     BENEFIT PACKAGE - Each portfolio manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a small portion of a portfolio manager's overall compensation.

(19) GSAM and the GSAM Value Team's (the Value Team) compensation package for its Portfolio Managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

     The performance bonus is significantly influenced by a 3-year period of investment performance. The following criteria are considered:

     -    Individual performance (relative, absolute)

     -    Team Performance (relative, absolute)

     -    Consistent performance that aligns with clients' objectives

     -    Achievement of top rankings (relative and competitive)

     The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3-year basis.

(20) Other Compensation. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.


     Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


(21) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(22) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

     FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


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(23) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

(24) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the Fund, and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio managers. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(25) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

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(26) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. In addition, where portfolio managers invest in a hedge fund managed by RiverSource Investments, they receive a cash reimbursement for the fees charged on their hedge fund investments. With respect to mutual funds and institutional portfolios, funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio manager, including the Fund, plus a percentage of the assets of the funds she supports as research analyst and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. With respect to hedge funds, funding for the bonus pool is a percentage of performance fees earned on the hedge funds managed by the portfolio manager plus a percentage of performance fees earned on the hedge funds she supports as research analyst. The percentage of the hedge fund performance fees used to fund the bonus pool is determined annually based on the performance of the mutual funds managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(27) As of October 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes also participates in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and is based on Columbia WAM's recent performance. Portfolio manager compensation is variable and is based on both security analysis and portfolio management skill, as reflected through investment performance. Security analysis performance is evaluated based on investment results versus benchmarks of assigned coverage areas, industry and country weighting recommendations, achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated. Portfolio management performance is gauged on the pre-tax total return of each fund as measured against the performance of its benchmark index as well as its Lipper peer group. For portfolio managers that manage multiple funds, the performance of each fund is weighted by asset size so that the performance of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.

     Other factors used to determine portfolio manager compensation include the manager's business building efforts and governance and citizenship. The same factors and approach are applied to a portfolio manager's management of a separate account. Further, salary and bonus amounts were also impacted by Columbia WAM's income growth, revenue growth and growth of assets under management. Base salary amounts are determined according to multiple year performance, whereas bonus amounts are determined largely according to the manager's current year performance.

     A portion of Mr. Egan's compensation is also based on his responsibilities as the director of international research at Columbia WAM.

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(28) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.


     For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

     All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).


(29) Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors:
     (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.


     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

     In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


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(30) Alliance Capital's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:


     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance Capital's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance Capital considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance Capital. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance Capital also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Capital's leadership criteria.

     (iii) Discretionary incentive compensation in the form of awards under Alliance Capital's Partners Compensation Plan ("deferred awards"):
             Alliance Capital's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance Capital terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance Capital's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance Capital also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance Capital's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units).

     (iv)    Contributions under Alliance Capital's Profit Sharing/401(k) Plan:
             The contributions are based on Alliance Capital's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance Capital.


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(31) The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:


     BASE SALARY Each portfolio manager is paid a base salary.

     ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     - INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     - RESEARCH. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - NON-INVESTMENT PERFORMANCE. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     - RESPONSIBILITIES. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


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(32) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool. The bonus pool is determined by a percentage of the aggregate assets under management in accounts managed by the portfolio managers, including the fund, and by the short-term (typically one year) and long-term (typically three years) performance of those accounts in relation to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his performance as an employee. RiverSource Investments portfolio managers are provided with a benefit package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(33) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) separate annual cash bonuses (one for mutual funds and one for institutional portfolios), and (iii) an equity incentive award in the form of stock options and/or restricted stock. With respect to mutual funds, the annual bonus is paid from a team bonus pool that is based on mutual fund performance determined by a percentage of the aggregate assets under management in these accounts managed by the portfolio managers, including the fund, and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to the relevant peer groups. With respect to institutional portfolios, funding for the bonus pool is a percentage of operating profit earned on the institutional portfolios managed by the portfolio managers and institutional portfolio profitability. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

              Statement of Additional Information - March 31, 2006
                                    Page 142

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE*


                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ---------------------------------------------------------------------------------------
                                                            $500,000,001 -  $1,000,000,001 -  $3,000,000,001 -
             FUND                         $0 - 500,000,000  1,000,000,000    3,000,000,000     12,000,000,000   $12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                          0.080%          0.075%            0.070%            0.060%             0.050%
Emerging Markets
Emerging Markets Bond
European Equity
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Cap Value
Small Company Index
Strategic Allocation

California Tax-Exempt                                0.070%          0.065%            0.060%            0.050%             0.040%
Core Bond
Diversified Bond
Floating Rate
High-Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage



              Statement of Additional Information - March 31, 2006
                                    Page 143

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ----------------------------------------------------------------------------------------
                                                            $500,000,001 -  $1,000,000,001 -  $3,000,000,001 -
             FUND                         $0 - 500,000,000   1,000,000,000   3,000,000,000     12,000,000,000    $12,000,000,001 +
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    0.060%          0.055%            0.050%            0.040%              0.030%
Balanced
Cash Management
Disciplined Equity
Diversified Equity
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Precious Metals
Real Estate
S&P 500 Index
Select Value
Tax-Exempt Money Market
Value

Income Builder Basic Income                          0.020%          0.020%            0.020%            0.020%              0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity


* Effective Oct. 1, 2005, the funds' Board approved a change to the Administrative Services Agreement fee schedule under the Administrative Services Agreement between Ameriprise Financial and the funds.


              Statement of Additional Information - March 31, 2006
                                    Page 144

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 22. ADMINISTRATIVE FEES


                                                        ADMINISTRATIVE SERVICES FEES PAID IN          DAILY RATE
                                                     ------------------------------------------       APPLIED TO
               FUND                                     2006          2005             2004          FUND ASSETS
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                           $  51,235     $  13,785(a)           N/A            0.020
Portfolio Builder Conservative                            17,895         5,969(a)           N/A            0.020
Portfolio Builder Moderate                                85,545        23,460(a)           N/A            0.020
Portfolio Builder Moderate Aggressive                    104,658        28,002(a)           N/A            0.020
Portfolio Builder Moderate Conservative                   34,371        10,779(a)           N/A            0.020
Portfolio Builder Total Equity                            41,435        10,959(a)           N/A            0.020
Small Company Index                                      861,455       784,439          731,549            0.076
S&P 500 Index                                            222,321       319,791          324,551            0.060

                                                         2005          2004             2003
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                             454,202       451,613          503,915            0.037
Precious Metals                                           51,848        52,769           36,584            0.060
Small Cap Advantage                                      491,869       371,247          295,220            0.054
Small Cap Growth                                         224,042       218,131          162,755            0.080

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                         24,630         7,449              254(b)         0.060
Fundamental Growth                                        31,978         6,428              259(b)         0.060
Fundamental Value                                        458,121       271,928          168,023            0.058
High Yield Bond                                        1,219,476     1,227,227        1,034,060            0.046
Income Builder Basic Income                                  N/A           N/A              N/A              N/A
Income Builder Enhanced Income                               N/A           N/A              N/A              N/A
Income Builder Moderate Income                               N/A           N/A              N/A              N/A
Select Value                                             427,460       240,301           94,457            0.058
Short Duration U.S. Government                           960,018     1,317,413        1,421,675            0.048
Small Cap Equity                                         129,820        88,061           32,020            0.080
Small Cap Value                                          824,914       676,121          470,468            0.071
U.S. Government Mortgage                                 152,145       204,741          166,561            0.050
Value                                                    285,752       228,212          161,752            0.060

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                     87,771       100,323          111,565            0.040
Dividend Opportunity                                     406,110       415,515          457,055            0.037
Massachusetts Tax-Exempt                                  30,362        37,526           39,417            0.040
Michigan Tax-Exempt                                       23,283        30,016           33,309            0.040
Minnesota Tax-Exempt                                     163,503       176,718          182,304            0.038
New York Tax-Exempt                                       36,031        43,576           47,766            0.040
Ohio Tax-Exempt                                           24,486        31,477           34,268            0.040
Real Estate                                               41,449         2,235(c)           N/A            0.050



              Statement of Additional Information - March 31, 2006
                                    Page 145

                                                        ADMINISTRATIVE SERVICES FEES PAID IN          DAILY RATE
                                                     ------------------------------------------       APPLIED TO
               FUND                                     2005          2004             2003          FUND ASSETS
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                        1,016,703     1,171,667        1,445,919            0.025
Core Bond                                                 78,241        38,539            2,965(d)         0.050
Disciplined Equity                                        29,441         6,521              939(e)         0.050
Disciplined Small Cap Value                                  N/A           N/A              N/A              N/A
Floating Rate                                                N/A           N/A              N/A              N/A
Growth                                                 1,370,094     1,523,915        1,469,076            0.045
Income Opportunities                                     164,038        81,849            3,160(d)         0.050
Inflation Protected Securities                            61,197         6,834(f)           N/A            0.050
Large Cap Equity                                         860,387       212,114           27,560            0.048
Large Cap Value                                           67,667        41,856           11,000            0.050
Limited Duration Bond                                     88,881        53,771            3,184(d)         0.050

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                       1,259,427     1,460,195        1,674,570            0.046

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                                 524,986       588,644          610,513            0.039
Diversified Equity Income                              1,216,876       942,358          676,319            0.026
Mid Cap Value                                            385,071       170,293           58,931            0.050
Strategic Allocation                                     383,942       390,084          381,033            0.037

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                         351,359       271,857          208,342            0.080
Emerging Markets Bond                                        N/A           N/A              N/A              N/A
European Equity                                           75,504        78,835           82,084            0.080
Global Bond                                              342,324       314,640          311,211            0.079
Global Equity                                            305,907       284,795          304,662            0.079
Global Technology                                        112,326       131,702           93,713            0.060
International Aggressive Growth                          240,889       149,750           94,603            0.080
International Equity                                     127,687        88,536           38,014            0.080
International Opportunity                                331,818       255,871          239,593            0.080
International Select Value                               861,655       549,050          284,251            0.075
International Small Cap                                   74,264        46,103           13,092            0.080

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                   64,053        69,058           65,453            0.070
Mid Cap Growth                                         1,023,124     1,056,445          868,316            0.054
Tax-Exempt Bond                                          321,037       323,368          371,126            0.069
Tax-Exempt High Income                                 1,505,060     1,447,459        1,546,469            0.060

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                   42,768        45,528           60,388            0.060


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.


              Statement of Additional Information - March 31, 2006
                                    Page 146

TRANSFER AGENCY AGREEMENT

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. For all but Class I shares, the fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class Y shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. For Class I shares, the fund allocates the fees based strictly on the number of shareholder accounts. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

     CLASS A       CLASS B      CLASS C      CLASS D      CLASS E       CLASS I      CLASS Y
     -------       -------      -------      -------      -------       -------      -------
     $19.50        $20.50       $20.00       $19.50       $19.50        $1.00        $17.50

           FUNDS-OF-FUNDS - BOND, STATE TAX-EXEMPT BOND, TAXABLE BOND,
                              TAX-EXEMPT BOND FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

     CLASS A       CLASS B      CLASS C      CLASS I      CLASS Y
     -------       -------      -------      -------      -------
     $20.50        $21.50       $21.00       $1.00        $18.50

                               MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

     CLASS A       CLASS B      CLASS C      CLASS I      CLASS Y
     -------       -------      -------      -------      -------
     $22.00        $23.00       $22.50       $1.00        $20.00

In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

Ameriprise Financial Services, Inc., located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the Distributor daily. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


              Statement of Additional Information - March 31, 2006
                                    Page 147

                   TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR


                                                                                            AMOUNT RETAINED AFTER PAYING
                                             SALES CHARGES PAID TO DISTRIBUTOR             COMMISSIONS AND OTHER EXPENSES
                                          ---------------------------------------      ---------------------------------------
                     FUND                    2006         2005           2004             2006         2005            2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive              $3,095,956   $2,689,735(a)          N/A      $1,116,369   $1,129,812(a)          N/A
Portfolio Builder Conservative               577,821      722,689(a)          N/A         105,590      178,650(a)          N/A
Portfolio Builder Moderate                 4,118,788    3,810,185(a)          N/A       1,075,302    1,309,727(a)          N/A
Portfolio Builder Moderate Aggressive      7,078,581    6,114,118(a)          N/A       2,691,706    2,610,071(a)          N/A
Portfolio Builder Moderate Conservative    1,286,540    1,603,913(a)          N/A         274,017      530,042(a)          N/A
Portfolio Builder Total Equity             1,845,156    1,393,255(a)          N/A         518,093      509,719(a)          N/A
Small Company Index                        1,228,665    1,511,932       1,717,480         337,031      554,278         485,006
S&P 500 Index                               N/A - No          N/A             N/A             N/A          N/A             N/A
                                               sales
                                              charge

                                             2005         2004            2003            2005         2004            2003
                                          ------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                 740,741      798,502       1,056,778         258,954      212,373         257,505
Precious Metals                              141,256      146,086         116,320          58,658       46,448         (25,993)
Small Cap Advantage                        1,972,996    2,543,371         968,618         774,287      757,410         332,344
Small Cap Growth                             636,221    1,140,014       1,001,802         251,743      371,324         177,635

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                            166,200      131,508           2,319(b)       72,464       50,690          19,790(b)
Fundamental Growth                           109,110       87,619           5,351(b)       43,395       18,759         (18,864)(b)
Fundamental Value                          2,827,644    2,069,259       1,337,752       1,038,987      633,428         251,037
High Yield Bond                            3,295,433    4,885,301       3,424,299       1,011,136    1,014,719         301,541
Income Builder Basic Income                      N/A          N/A             N/A             N/A          N/A             N/A
Income Builder Enhanced Income                   N/A          N/A             N/A             N/A          N/A             N/A
Income Builder Moderate Income                   N/A          N/A             N/A             N/A          N/A             N/A
Select Value                               1,633,975    2,473,422       1,230,319         582,671      668,150          56,873
Short Duration U.S. Government             3,842,195    8,055,130      11,561,778       1,629,476    2,236,469      (2,552,775)
Small Cap Equity                             523,687      687,100         317,549         187,706      199,371           9,860
Small Cap Value                            2,787,117    3,415,712       2,827,168       1,053,640    1,093,404         579,029
U.S. Government Mortgage                     631,090    1,414,409       2,218,546         197,759      322,339         585,001
Value                                        836,914    1,098,734         980,177         248,868      257,673         138,732

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                        218,698      246,897         369,212         111,053       96,481         147,346
Dividend Opportunity                       1,604,180    1,451,779       1,198,206         523,080      537,003         449,037
Massachusetts Tax-Exempt                      98,324      163,094         230,570          44,188       67,903          23,080
Michigan Tax-Exempt                           68,367      108,759         123,009          20,700       48,877           9,420
Minnesota Tax-Exempt                         463,661      645,851         658,737         141,616      225,724          43,189
New York Tax-Exempt                          134,248      155,512         146,838          63,799       65,578          26,914
Ohio Tax-Exempt                               55,404      113,361         155,216           9,152       35,469          15,472
Real Estate                                  556,465      224,344(c)          N/A         223,572       95,933(c)          N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                              994,923    1,556,245       2,570,091         993,250    1,554,374       2,568,224
Core Bond                                    207,266      243,504          61,761(d)       90,811      169,705        (239,213)(d)
Disciplined Equity                           126,376       64,957          15,207(e)       47,059       13,620         (24,103)(e)
Disciplined Small Cap Value                      N/A          N/A             N/A             N/A          N/A             N/A
Floating Rate                                    N/A          N/A             N/A             N/A          N/A             N/A



              Statement of Additional Information - March 31, 2006
                                    Page 148

                                                                                            AMOUNT RETAINED AFTER PAYING
                                             SALES CHARGES PAID TO DISTRIBUTOR             COMMISSIONS AND OTHER EXPENSES
                                          ---------------------------------------      ---------------------------------------
                     FUND                    2005         2004           2003             2005         2004            2003
------------------------------------------------------------------------------------------------------------------------------
Growth                                     3,540,317    5,194,048       5,319,830       1,430,279    1,979,434       1,703,248
Income Opportunities                         891,368    1,008,513          51,706(d)      201,999      268,488        (266,547)(d)
Inflation Protected Securities               429,879      218,847(f)          N/A          84,033       45,591(f)          N/A
Large Cap Equity                           1,812,939    2,547,239         592,326         723,158      711,343          76,721
Large Cap Value                              196,360      454,971         180,263          71,406      132,559           6,677
Limited Duration Bond                        393,925      423,604          64,991(d)      115,701      178,177        (268,630)(d)

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                           3,072,387    3,926,269       5,046,003       1,203,503    1,516,544         722,797

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                     501,366      735,450         750,472         168,698      240,733         228,111
Diversified Equity Income                  9,791,165   10,301,867       3,604,654       2,664,788    2,933,886       1,012,358
Mid Cap Value                              3,098,747    2,377,837         655,293         986,793      837,278         149,937
Strategic Allocation                       1,083,154      989,579         847,194         244,136      316,545         223,952

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                             798,990      556,829         243,062      (6,658,875)  (6,660,972)     (2,681,731)
Emerging Markets Bond                            N/A          N/A             N/A             N/A          N/A             N/A
Global Bond                                  765,438      956,580       1,009,917         390,806      536,364         537,388
Global Equity                                778,062      467,198         437,154         211,977      203,564         196,939
Global Technology                            328,770      591,744         543,360          67,485      208,704         150,041
International Aggressive Growth              816,345      796,060         528,748         282,465      360,944         194,832
International Equity                         299,410      456,321         329,351          96,946      175,987          82,777
International Opportunity                    873,855      997,517         274,577         244,843      371,845         104,589
International Select Value                 3,425,153    3,105,887       1,896,607       1,020,350    1,220,539         527,546
International Small Cap                      203,543      324,756          86,270          60,817      115,235          18,806

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                      176,349      306,545         611,983          40,451       86,091         100,008
Mid Cap Growth                             1,821,533    3,566,760       4,166,089         635,918    1,373,111       1,046,768
Tax-Exempt Bond                              371,626      495,541         740,644         107,815      197,028         233,789
Tax-Exempt High Income                     2,115,452    3,131,234       4,468,036       2,736,405    1,256,629       1,475,443

                                                2004         2003            2002            2004         2003            2002
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                      N/A - No         N/A             N/A             N/A          N/A             N/A
                                                sales
                                                chare


(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(b) For the period from April 14, 2003 (when shares became publicly available) to May 31, 2003.
(c) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.
(d) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.
(e) For the period from April 24, 2003 (when shares became publicly available) to July 31, 2003.
(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.


              Statement of Additional Information - March 31, 2006
                                    Page 149

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, except for Cash Management, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN MONEY MARKET FUNDS

     To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:

     The fee is based on the average daily net assets of the fund attributable to the applicable class:

        CLASS A    CLASS B      CLASS C      CLASS D
        -------    -------      -------      -------
         0.25%      1.00%        1.00%        0.25%

     For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

FOR MONEY MARKET FUNDS

     The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.

        CLASS A    CLASS B      CLASS C
        -------    -------      -------
         0.10%      0.85%        0.75%

     For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. For Class A and Class B shares, 0.10% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is


              Statement of Additional Information - March 31, 2006
                                    Page 150
the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 24. 12b-1 FEES


                 FUND                                  CLASS A       CLASS B       CLASS C       CLASS D
----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder Aggressive                           $ 484,308    $  577,276     $  46,390           N/A
Portfolio Builder Conservative                           137,397       287,019        57,771           N/A
Portfolio Builder Moderate                               749,024     1,152,301       128,534           N/A
Portfolio Builder Moderate Aggressive                    997,023     1,133,797       110,329           N/A
Portfolio Builder Moderate Conservative                  281,878       506,549        84,250           N/A
Portfolio Builder Total Equity                           388,326       477,375        40,094           N/A
Small Company Index                                    2,079,181     3,813,752           N/A           N/A
S&P 500 Index                                                N/A           N/A           N/A       165,605

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value                                           2,181,335     2,942,254        34,607           N/A
Precious Metals                                          162,502       190,923        17,490           N/A
Small Cap Advantage                                    1,548,853     2,477,943       123,637           N/A
Small Cap Growth                                         448,569       839,539        76,227           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth                                         53,023        48,357         3,331           N/A
Fundamental Growth                                        41,230        53,576         2,998           N/A
Fundamental Value                                      1,207,593     2,384,944       146,962           N/A
High Yield Bond                                        4,680,366     7,125,474       395,850           N/A
Income Builder Basic Income                                  N/A           N/A           N/A           N/A
Income Builder Enhanced Income                               N/A           N/A           N/A           N/A
Income Builder Moderate Income                               N/A           N/A           N/A           N/A
Select Value                                           1,225,074     1,930,026       115,118           N/A
Short Duration U.S. Government                         2,696,008     7,653,428       311,601           N/A
Small Cap Equity                                         272,058       431,058        38,537           N/A
Small Cap Value                                        1,851,124     3,558,899       222,997           N/A
U.S. Government Mortgage                                 427,918     1,109,871       125,193           N/A
Value                                                    678,394     1,516,583        96,685           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California Tax-Exempt                                    483,557       182,416        33,536           N/A
Dividend Opportunity                                   1,852,456     2,836,466       105,158           N/A
Massachusetts Tax-Exempt                                 147,943       186,463        14,622           N/A
Michigan Tax-Exempt                                      136,742        59,822        18,779           N/A
Minnesota Tax-Exempt                                     877,625       517,111        92,150           N/A
New York Tax-Exempt                                      196,842       120,762        16,217           N/A
Ohio Tax-Exempt                                          136,871        84,836        21,311           N/A
Real Estate                                               98,379       109,406         6,203           N/A



              Statement of Additional Information - March 31, 2006
                                    Page 151

                 FUND                                  CLASS A       CLASS B       CLASS C       CLASS D
----------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management                                        3,303,424     1,141,431        20,261           N/A
Core Bond                                                153,743       100,229         4,566           N/A
Disciplined Equity                                        44,025        51,693         1,420           N/A
Disciplined Small Cap Value                                  N/A           N/A           N/A           N/A
Floating Rate                                                N/A           N/A           N/A           N/A
Growth                                                 5,058,973     5,641,889       128,612           N/A
Income Opportunities                                     484,743       713,097        64,944           N/A
Inflation Protected Securities                           151,312       322,955        28,363           N/A
Large Cap Equity                                       2,866,767     5,272,525       101,520           N/A
Large Cap Value                                          183,291       277,867        14,213           N/A
Limited Duration Bond                                    252,631       234,566        19,297           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond                                       4,534,413     5,752,444       193,278           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced                                               2,607,027     1,043,188        30,859           N/A
Diversified Equity Income                              7,657,786    10,740,806       480,884           N/A
Mid Cap Value                                          1,330,390     1,925,014        93,253           N/A
Strategic Allocation                                   2,265,380       972,773        51,964           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets                                         615,902       837,876        20,597           N/A
Emerging Markets Bond                                        N/A           N/A           N/A           N/A
European Equity                                          215,628       357,616        14,910           N/A
Global Bond                                              955,642     1,383,322        46,223           N/A
Global Equity                                            998,361     1,085,962        16,253           N/A
Global Technology                                        332,148       541,521        36,342           N/A
International Aggressive Growth                          473,135       538,762        31,073           N/A
International Equity                                     251,971       246,890        15,280           N/A
International Opportunity                                988,705       870,310        24,597           N/A
International Select Value                             2,092,138     2,820,781       147,657           N/A
International Small Cap                                  156,292       163,874         7,220           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate Tax-Exempt                                  288,204       202,747        76,645           N/A
Mid Cap Growth                                         3,423,983     3,565,125       128,400           N/A
Tax-Exempt Bond                                        1,609,147       333,246        43,532           N/A
Tax-Exempt High Income                                 9,288,829     2,274,999       255,897           N/A

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market                                  117,570           N/A           N/A           N/A



              Statement of Additional Information - March 31, 2006
                                    Page 152

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.


FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE BOND FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT BOND, TAX-EXEMPT BOND AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


              Statement of Additional Information - March 31, 2006
                                    Page 153

     TABLE 25. FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED RIVERSOURCE FUNDS


                                                                DATE FIRST
                                                                OFFERED TO         FORM OF       STATE OF      FISCAL
                FUND*                   DATE OF ORGANIZATION      PUBLIC        ORGANIZATION   ORGANIZATION   YEAR END  DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                   4/7/86                             Business          MA          6/30
                                                                                 Trust(2)
   California Tax-Exempt Fund                                     8/18/86                                                  No
DIMENSIONS SERIES, INC                  2/20/68, 6/13/86(1)                     Corporation       NV/MN        7/31
   Disciplined Small Cap Value Fund                               2/16/06                                                  Yes
DISCOVERY SERIES, INC.                  4/29/81, 6/13/86(1)                     Corporation       NV/MN        7/31
   Core Bond Fund                                                 6/19/03                                                  Yes
   Floating Rate Fund                                             2/16/06                                                  Yes
   Income Opportunities Fund                                      6/19/03                                                  Yes
   Inflation Protected Securities Fund                            3/4/04                                                   No
   Limited Duration Bond Fund                                     6/19/03                                                  Yes
EQUITY SERIES, INC.                     3/18/57, 6/13/86(1)                     Corporation       NV/MN        11/30
   Mid Cap Growth Fund(7)                                         6/4/57                                                   Yes
FIXED INCOME SERIES, INC.               6/27/74, 6/31/86(1)                     Corporation       NV/MN        8/31
   Diversified Bond Fund(3)                                       10/3/74                                                  Yes
GLOBAL SERIES, INC.                         10/28/88                            Corporation        MN          10/31
   Emerging Markets Bond Fund                                     2/16/06                                                  No
   Emerging Markets Fund(6)                                      11/13/96                                                  Yes
   Global Bond Fund                                               3/20/89                                                  No
   Global Equity Fund(4),(6)                                      5/29/90                                                  Yes
   Global Technology Fund                                        11/13/96                                                  No
GOVERNMENT INCOME SERIES, INC.                3/12/85                           Corporation        MN          5/31
   Short Duration U.S. Government
   Fund(3)                                                        8/19/85                                                  Yes
   U.S. Government Mortgage Fund                                  2/14/02                                                  Yes
GROWTH SERIES, INC.                     5/21/70, 6/13/86(1)                     Corporation       NV/MN        7/31
   Disciplined Equity Fund(7)                                     4/24/03                                                  Yes
   Growth Fund                                                    3/1/72                                                   Yes
   Large Cap Equity Fund                                          3/28/02                                                  Yes
   Large Cap Value Fund                                           6/27/02                                                  Yes
HIGH YIELD INCOME SERIES, INC.                8/17/83                           Corporation        MN          5/31
   High Yield Bond Fund(3)                                        12/8/83                                                  Yes
HIGH YIELD TAX-EXEMPT SERIES, INC.     12/21/78; 6/13/86(1)                     Corporation       NV/MN        11/30
   Tax-Exempt High Income Fund(7)                                 5/7/79                                                   Yes
INCOME SERIES, INC.                     2/10/45; 6/13/86(1)                     Corporation       NV/MN        5/31
   Income Builder Basic Income Fund                               2/16/06                                                  No
   Income Builder Enhanced Income Fund                            2/16/06                                                  No
   Income Builder Moderate Income Fund                            2/16/06                                                  No
INTERNATIONAL SERIES, INC.                    7/18/84                           Corporation        MN          10/31
   European Equity Fund(6)                                        6/26/00                                                  Yes
   International Opportunity Fund(6),(7)                         11/15/84                                                  Yes



              Statement of Additional Information - March 31, 2006
                                    Page 154

                                                                DATE FIRST
                                                                OFFERED TO        FORM OF       STATE OF      FISCAL
                FUND*                   DATE OF ORGANIZATION      PUBLIC       ORGANIZATION   ORGANIZATION   YEAR END   DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                 1/18/40; 6/13/86(1)                     Corporation       NV/MN        9/30
   Balanced Fund(7)                                               4/16/40                                                   Yes
   Diversified Equity Income Fund                                10/15/90                                                   Yes
   Mid Cap Value Fund                                             2/14/02                                                   Yes
MANAGED SERIES, INC.                          10/9/84                           Corporation        MN          9/30
   Strategic Allocation Fund(7)                                   1/23/85                                                   Yes
MARKET ADVANTAGE SERIES, INC.                 8/25/89                           Corporation        MN          1/31
   Portfolio Builder Conservative Fund                            3/4/04                                                    No
   Portfolio Builder Moderate
   Conservative Fund                                              3/4/04                                                    No
   Portfolio Builder Moderate Fund                                3/4/04                                                    No
   Portfolio Builder Moderate
   Aggressive Fund                                                3/4/04                                                    No
   Portfolio Builder Aggressive Fund                              3/4/04                                                    No
   Portfolio Builder Total Equity Fund                            3/4/04                                                    No
   S&P 500 Index Fund                                            10/25/99                                                   Yes
   Small Company Index Fund                                       8/19/96                                                   Yes
MONEY MARKET SERIES, INC.               8/22/75; 6/13/86(1)                     Corporation       NV/MN        7/31
   Cash Management Fund                                           10/6/75                                                   Yes
PARTNERS SERIES, INC.                         3/20/01                           Corporation        MN          5/31
   Aggressive Growth Fund                                         4/24/03                                                   Yes
   Fundamental Growth Fund(7)                                     4/24/03                                                   Yes
   Fundamental Value Fund                                         6/18/01                                                   Yes
   Select Value Fund                                              3/8/02                                                    Yes
   Small Cap Equity Fund(7)                                       3/8/02                                                    Yes
   Small Cap Value Fund                                           6/18/01                                                   Yes
   Value Fund                                                     6/18/01                                                   Yes
PARTNERS INTERNATIONAL SERIES, INC.           5/9/01                            Corporation        MN          10/31
   International Aggressive Growth
   Fund                                                           9/28/01                                                   Yes
   International Equity Fund(7)                                   10/3/02                                                   Yes
   International Select Value Fund                                9/28/01                                                   Yes
   International Small Cap Fund                                   10/3/02                                                   Yes
SECTOR SERIES, INC.                           3/25/88                           Corporation        MN          6/30
   Dividend Opportunity Fund(5)                                   8/1/88                                                    Yes
   Real Estate Fund                                               3/4/04                                                    No
SELECTED SERIES, INC.                         10/5/84                           Corporation        MN          3/31
   Precious Metals Fund                                           4/22/86                                                   No
SPECIAL TAX-EXEMPT SERIES TRUST               4/7/86                             Business          MA          6/30
                                                                                 Trust(2)
   Massachusetts Tax-Exempt Fund                                  7/2/87                                                    No
   Michigan Tax-Exempt Fund                                       7/2/87                                                    No
   Minnesota Tax-Exempt Fund                                      8/18/86                                                   No
   New York Tax-Exempt Fund                                       8/18/86                                                   No
   Ohio Tax-Exempt Fund                                           7/2/87                                                    No



              Statement of Additional Information - March 31, 2006
                                    Page 155

                                                                 DATE FIRST
                                                                 OFFERED TO      FORM OF        STATE OF      FISCAL
                FUND*                   DATE OF ORGANIZATION       PUBLIC      ORGANIZATION   ORGANIZATION   YEAR END   DIVERSIFIED
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                         1/24/84                           Corporation        MN          3/31
   Equity Value Fund                                              5/14/84                                                   Yes
   Small Cap Growth Fund                                          1/24/01                                                   Yes
   Small Cap Advantage Fund                                       5/4/99                                                    Yes
TAX-EXEMPT SERIES, INC.                 9/30/76, 6/13/86(1)                     Corporation       NV/MN        11/30
   Intermediate Tax-Exempt Fund                                  11/13/96                                                   Yes
   Tax-Exempt Bond Fund                                          11/24/76                                                   Yes
TAX-FREE MONEY SERIES, INC.             2/29/80, 6/13/86(1)                     Corporation       NV/MN        12/31
   Tax-Exempt Money Market Fund(7)                                8/5/80                                                    Yes


* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.
(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.
(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.
(4) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(5) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners small
     Cap Core Fund changed its name to small Cap Equity Fund, Quantitative
     Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.


              Statement of Additional Information - March 31, 2006
                                    Page 156

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 87 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                          POSITION HELD
                          WITH FUNDS AND         PRINCIPAL OCCUPATION                                       COMMITTEE
  NAME, ADDRESS, AGE    LENGTH OF SERVICE       DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS          MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz
901 S. Marquette Ave.
Minneapolis, MN 55402     Board member    Chief Justice, Minnesota Supreme                           Joint Audit,
Age 51                    since 2006      Court, 1998-2005                                           Investment Review

Arne H. Carlson                           Chair, Board Services Corporation
901 S. Marquette Ave.                     (provides administrative services                          Contracts, Executive,
Minneapolis, MN 55402     Board member    to boards); former Governor of                             Investment Review,
Age 71                    since 1999      Minnesota                                                  Board Effectiveness

                                          Trustee Professor of Economics
Patricia M. Flynn                         and Management, Bentley College;
901 S. Marquette Ave.                     former Dean, McCallum Graduate
Minneapolis, MN 55402     Board member    School of Business, Bentley                                Contracts,
Age 55                    since 2004      College                                                    Investment Review

Anne P. Jones                                                                                        Joint Audit,
901 S. Marquette Ave.                                                                                Board Effectiveness,
Minneapolis, MN 55402     Board member                                                               Executive,
Age 71                    since 1985      Attorney and Consultant                                    Investment Review

Jeffrey Laikind
901 S. Marquette Ave.                                                                                Board Effectiveness,
Minneapolis, MN 55402     Board member    Former Managing Director, Shikiar  American Progressive    Joint Audit,
Age 70                    since 2005      Asset Management                   Insurance               Investment Review

Stephen R. Lewis, Jr.                                                                                Contracts,
901 S. Marquette Ave.                                                        Valmont Industries,     Investment Review,
Minneapolis, MN 55402     Board member    President Emeritus and Professor   Inc. (manufactures      Executive,
Age 67                    since 2002      of Economics, Carleton College     irrigation systems)     Board Effectiveness

Catherine James Paglia                    Director, Enterprise Asset         Strategic Distribution,
901 S. Marquette Ave.                     Management, Inc. (private real     Inc. (transportation,   Contracts,
Minneapolis, MN 55402     Board member    estate and asset management        distribution and        Executive,
Age 53                    since 2004      company)                           logistics consultants)  Investment Review

Vikki L. Pryor                            President and Chief Executive
901 S. Marquette Ave.                     Officer, SBLI USA Mutual Life
Minneapolis, MN 55402     Board member    Insurance Company, Inc.                                    Joint Audit,
Age 52                    since 2006      since 1999                                                 Investment Review

Alan K. Simpson                                                                                      Investment Review,
1201 Sunshine Ave.                                                                                   Joint Audit, Board
Cody, WY 82414            Board member    Former three-term                                          Effectiveness,
Age 74                    since 1997      United States Senator for Wyoming                          Executive
                                                                             Hybridon, Inc.
Alison Taunton-Rigby                      Chief Executive Officer,           (biotechnology);
901 S. Marquette Ave.                     RiboNovix, Inc. since 2003         American Healthways,
Minneapolis, MN 55402     Board member    (biotechnology); former            Inc. (health            Investment Review,
Age 62                    since 2002      President, Forester Biotech        management programs)    Contracts



              Statement of Additional Information - March 31, 2006
                                    Page 157

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                 POSITION HELD
                                 WITH FUNDS AND                                                     OTHER        COMMITTEE
      NAME, ADDRESS, AGE       LENGTH OF SERVICE  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS   DIRECTORSHIPS   MEMBERSHIPS
---------------------------------------------------------------------------------------------------------------------------
William F. Truscott              Board member     President - U.S. Asset Management and                         Investment
53600 Ameriprise Financial       since 2001,      Chief Investment Officer, Ameriprise                          Review
Center                           Vice President   Financial, Inc. and President, Chairman
Minneapolis, MN 55474            since 2002       of the Board and Chief Investment
Age 45                                            Officer, RiverSource Investments, LLC
                                                  since 2005; Senior Vice President -
                                                  Chief Investment Officer, Ameriprise
                                                  Financial, Inc. and Chairman of the
                                                  Board and Chief Investment Officer,
                                                  RiverSource Investments, LLC,
                                                  2001-2005; former Chief Investment
                                                  Officer and Managing Director, Zurich
                                                  Scudder Investments


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 27. FUND OFFICERS


                                        POSITION HELD WITH FUNDS                   PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE              AND LENGTH OF SERVICE                    DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                        Treasurer since 2002        Vice President - Investment Accounting,
105 Ameriprise Financial Center                                   Ameriprise Financial, Inc., since 2002; Vice President
Minneapolis, MN 55474                                             - Finance, American Express Company, 2000-2002;
Age 50                                                            Vice President - Corporate Controller,
                                                                  Ameriprise Financial, Inc., 1996-2000

Michelle M. Keeley                    Vice President since 2004   Senior Vice President - Fixed Income, Ameriprise
172 Ameriprise Financial Center                                   Financial, Inc. since 2002 and Senior Vice President -
Minneapolis, MN 55474                                             Fixed Income, RiverSource Investments, LLC since 2004;
Age 42                                                            Managing Director, Zurich Global Assets, 2001-2002

Paula R. Meyer                        President since 2002        Senior Vice President - Mutual Funds,
596 Ameriprise Financial Center                                   Ameriprise Financial, Inc. since 2002 and Senior Vice
Minneapolis, MN 55474                                             President, RiverSource Investments, LLC since 2004;
Age 52                                                            Vice President and Managing Director - American
                                                                  Express Funds, Ameriprise Financial, Inc. 2000-2002

Leslie L. Ogg                         Vice President,             President of Board Services Corporation
901 S. Marquette Ave.                 General Counsel, and
Minneapolis, MN 55402                 Secretary since 1978
Age 67

Beth E. Weimer                        Chief Compliance Officer    Vice President and Chief Compliance Officer,
172 Ameriprise Financial Center       since 2004                  Ameriprise Financial, Inc. since 2001 and Chief
Minneapolis, MN 55474                                             Compliance Officer, RiverSource Investments, LLC since
Age 53                                                            2005; Vice President and Chief Compliance Officer -
                                                                  Asset Management and Insurance, Ameriprise Financial
                                                                  Services, Inc. since 2001



              Statement of Additional Information - March 31, 2006
                                    Page 158

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                                                    JOINT     INVESTMENT      BOARD
                                                     EXECUTIVE      AUDIT      REVIEW     EFFECTIVENESS  CONTRACTS
                  FISCAL PERIOD                      COMMITTEE    COMMITTEE   COMMITTEE    COMMITTEE     COMMITTEE
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31           1           4            5            4           7
For funds with fiscal period ending March 31             1           4            3            5           5
For funds with fiscal period ending May 31               1           4            4            5           5
For funds with fiscal period ending June 30              1           4            3            5           6
For funds with fiscal period ending July 31              1           4            4            5           6
For funds with fiscal period ending August 31            1           4            4            5           6
For funds with fiscal period ending September 30         2           4            5            6           7
For funds with fiscal period ending October 31           2           4            4            5           7
For funds with fiscal period ending November 30          2           4            5            4           7
For funds with fiscal period ending December 31          1           4            5            4           7



              Statement of Additional Information - March 31, 2006
                                    Page 159

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.


ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member.


                  TABLE 29. BOARD MEMBER HOLDINGS* - ALL FUNDS


BASED ON NET ASSET VALUES AS OF DEC. 31, 2005



                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
          BOARD MEMBER                         ALL FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------------------------------------------------------------------
Arne H. Carlson                                          Over $100,000
Patricia M. Flynn                                        $50,001 - $100,000**
Anne P. Jones                                            Over $100,000
Jeffrey Laikind                                          None
Stephen R. Lewis, Jr.                                    Over $100,000**
Catherine James Paglia                                   $50,001 - $100,000
Alan K. Simpson                                          $50,001 - $100,000
Alison Taunton-Rigby                                     Over $100,000
William F. Truscott                                      Over $100,000



 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.
**   Includes deferred compensation invested in share equivalents.

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of each fund.


               TABLE 30. BOARD MEMBER HOLDINGS* - INDIVIDUAL FUNDS


BASED ON NET ASSET VALUES AS OF DEC. 31, 2005



                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                             ---------------------------------------------------------------------------------------------
                                                                                                       TAUNTON-
           FUND              CARLSON     FLYNN      JONES    LAIKIND     LEWIS    PAGLIA    SIMPSON     RIGBY     TRUSCOTT
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth            None       None      None       None      None      None       None       None       None
Balanced                     None       None      None       None      None      None       None       None       $50,001-
                                                                                                                  $100,000
California Tax-Exempt        None       None      None       None      None      None       None       None       None
Cash Management              Over       None      None       None      None      None       None       None       None
                             $100,000
Core Bond                    None       None      None       None      None      None       None       None       None
Disciplined Equity           $10,001-   None      None       None      None      None       None       None       $50,001-
                             $50,000                                                                              $100,000
Disciplined Small
Cap Value**                  N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Diversified Bond             None       None      $10,001-   None      None      None       None       None       $10,001-
                                                  $50,000                                                         $50,000
Diversified Equity Income    None       None      None       None      $10,001-  $10,001-   None       $10,001-   None
                                                                       $50,000   $50,000               $50,000
Dividend Opportunity         $10,001-   None      None       None      None      None       None       None       Over
                             $50,000                                                                              $100,000
Emerging Markets             None       None      None       None      None      None       None       None       $10,001-
                                                                                                                  $50,000
Emerging Markets Bond**      N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Equity Value                 None       None      None       None      None      None       None       None       None
European Equity              None       None      None       None      None      None       None       None       None



              Statement of Additional Information - March 31, 2006
                                    Page 160

                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                             ---------------------------------------------------------------------------------------------
                                                                                                       TAUNTON-
           FUND              CARLSON     FLYNN      JONES    LAIKIND     LEWIS    PAGLIA    SIMPSON     RIGBY     TRUSCOTT
--------------------------------------------------------------------------------------------------------------------------
Floating Rate**              N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Fundamental Growth           None       None      None       None      None      None       None       None       None
Fundamental Value            $10,001-   None      None       None      None      None       None       None       None
                             $50,000
Global Bond                  None       None      Over       None      None      None       None       None       None
                                                  $100,000
Global Equity                None       None      $50,001-   None      None      None       None       None       Over
                                                  $100,000                                                        $100,000
Global Technology            None       None      None       None      None      None       None       $10,001-   $10,001-
                                                                                                       $50,000    $50,000
Growth                       $10,001-   None      Over       None      None      $10,001-   None       $10,001-   $50,001-
                             $50,000              $100,000                       $50,000               $50,000    $100,000
High Yield Bond              None       None      Over       None      None      None       None       None       $50,001-
                                                  $100,000                                                        $100,000
Income Builder               N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Basic Income**
Income Builder               N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Enhanced Income**
Income Builder               N/A        N/A       N/A        N/A       N/A       N/A        N/A        N/A        N/A
Moderate Income**
Income Opportunities         None       None      None       None      None      None       None       None       $10,001-
                                                                                                                  $50,000
Inflation Protected          None       None      None       None      None      None       None       None       None
Securities
Intermediate Tax-Exempt      None       None      None       None      None      None       None       None       $50,001-
                                                                                                                  $100,000
International                None       None      None       None      None      None       None       $10,001-   None
Aggressive Growth                                                                                      $50,000
International Equity         None       None      None       None      None      None       None       None       None
International Opportunity    None       None      None       None      None      None       $50,001-   None       Over
                                                                                            $100,000              $100,000
International Select Value   None       None      None       None      None      None       None       None       None
International small Cap      None       None      None       None      None      None       None       None       None
Large Cap Equity             None       None      None       None      None      None       None       $10,001-   Over
                                                                                                       $50,000    $100,000
Large Cap Value              None       None      None       None      None      None       None       $10,001-   $50,001-
                                                                                                       $50,000    $100,000
Limited Duration Bond        None       None      None       None      None      None       None       None       None
Massachusetts                None       None      None       None      None      None       None       None       Over
Tax-Exempt                                                                                                        $100,000
Michigan Tax-Exempt          None       None      None       None      None      None       None       None       None
Mid Cap Growth               None       None      None       None      $10,001-  None       None       None       $50,001-
                                                                       $50,000                                    $100,000
Mid Cap Value                None       None      None       None      None      None       None       $10,001-   $10,001-
                                                                                                       $50,000    $50,000
Minnesota Tax-Exempt         None       None      None       None      None      None       None       None       None
New York Tax-Exempt          None       None      None       None      None      None       None       None       None
Ohio Tax-Exempt              None       None      None       None      None      None       None       None       None



              Statement of Additional Information - March 31, 2006
                                    Page 161

                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                             ---------------------------------------------------------------------------------------------
                                                                                                       TAUNTON-
           FUND              CARLSON     FLYNN      JONES    LAIKIND     LEWIS    PAGLIA    SIMPSON     RIGBY     TRUSCOTT
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive                   None       None      None       None      None      None       None       None       None
Portfolio Builder
Conservative                 None       None      None       None      None      None       None       None       None
Portfolio Builder Moderate   None       None      None       None      None      None       None       None       None
Portfolio Builder            None       None      None       None      None      None       None       None       Over
Moderate Aggressive                                                                                               $100,000
Portfolio Builder
Moderate Conservative        None       None      None       None      None      None       None       None       None
Portfolio Builder
Total Equity                 None       None      None       None      None      None       None       None       None
Precious Metals              None       None      None       None      None      None       None       None       None
Real Estate                  None       None      None       None      None      None       None       None       $50,001-
                                                                                                                  $100,000
S&P 500 Index                None       None      None       None      None      None       None       None       None
Select Value                 $0-        None      None       None      None      None       None       None       None
                             $10,000
Short Duration               None       None      Over       None      None      None       None       None       None
U.S. Government                                   $100,000
Small Cap Advantage          None       None      None       None      None      None       None       None       None
Small Cap Equity             None       None      None       None      None      None       None       None       None
Small Cap Growth             None       None      None       None      None      None       None       None       None
Small Cap Value              None       None      None       None      None      None       None       None       None
Small Company Index          None       None      Over       None      None      None       None       None       None
                                                  $100,000
Strategic Allocation         $10,001-   $10,001-  None       None      None      None       None       $10,001-   Over
                             $50,000    $50,000                                                        $50,000    $100,000
Tax-Exempt Bond              None       None      $10,001-   None      None      None       None       None       None
                                                  $50,000
Tax-Exempt High Income       None       None      None       None      None      None       None       None       $50,001-
                                                                                                                  $100,000
Tax-Exempt
Money Market                 None       None      None       None      None      None       None       None       None
U.S. Government Mortgage     None       None      None       None      None      None       None       None       None
Value                        None       None      None       None      None      None       None       None       None



    * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.
   ** The fund is new and shares were not yet being offered as of Dec. 31, 2005.

      Deferred compensation invested in share equivalents:
      A. Flynn    Growth                           $10,001-$50,000
                  Strategic Allocation             $10,001-$50,000
      B. Lewis    Diversified Equity Income          Over $100,000
                  Emerging Markets                 $10,001-$50,000
                  International Opportunity        $10,001-$50,000


As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.


              Statement of Additional Information - March 31, 2006
                                    Page 162

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 31. BOARD MEMBER COMPENSATION - ALL FUNDS


                                 TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS AND
     BOARD MEMBER*                PREFERRED MASTER TRUST GROUP PAID TO BOARD MEMBER
-------------------------------------------------------------------------------------
Kathleen Blatz                                     $ 18,017
Philip J. Carroll, Jr.**                                  0
Livio D. DeSimone**                                       0
Patricia M. Flynn                                    76,658
Anne P. Jones                                       162,717
Jeffrey Laikind                                      50,850
Stephen R. Lewis, Jr.                               143,494
Catherine James Paglia                              149,400
Vikki L. Pryor                                            0
Alan K. Simpson                                     148,617
Alison Taunton-Rigby                                167,417



 * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation, a company providing administrative services to the funds. Board member compensation is a combination of a base fee and meeting fees. No fees or expenses are paid to Board members until the assets of a fund reach $20 million.
**   Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
     Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.


             TABLE 32. BOARD MEMBER* COMPENSATION - INDIVIDUAL FUNDS


                                                             AGGREGATE COMPENSATION FROM FUND
                            -------------------------------------------------------------------------------------------------
                                                                                                                     TAUNTON-
           FUND             BLATZ   CARROLL**  DESIMONE**  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder
Aggressive                     ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Portfolio Builder
Conservative                   ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Portfolio Builder Moderate     ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Portfolio Builder Moderate
Aggressive                     ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Portfolio Builder Moderate
Conservative                   ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Portfolio Builder
Total Equity                   ***        ***         ***     ***     ***      ***     ***     ***     ***      ***       ***
Small Company
Index - total                  225      1,571       1,238   1,858   1,963      608   2,264   2,008       0    1,808     2,008
  Amount deferred                0      1,571       1,238     929       0        0     737     225                0         0
S&P 500 Index - total          167      1,071         838   1,250   1,354      450   1,655   1,400       0    1,200     1,400
  Amount deferred                0      1,071         838     625       0        0     531     167                0         0

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value - total           N/A      1,628       1,755     692   1,905      N/A   2,005     758     N/A    1,450     1,700
  Amount deferred                       1,628       1,755     213       0              803       0                0         0



              Statement of Additional Information - March 31, 2006
                                    Page 163

                                                            AGGREGATE COMPENSATION FROM FUND
                            -------------------------------------------------------------------------------------------------
                                                                                                                     TAUNTON-
            FUND            BLATZ   CARROLL**  DESIMONE**  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------
Precious Metals - total        N/A        979       1,105     483   1,255      N/A   1,355     492     N/A      800     1,050
  Amount deferred                         979       1,105     138       0              550       0                0         0
Small Cap
Advantage - total              N/A      1,403       1,530     642   1,680      N/A   1,780     683     N/A    1,225     1,475
  Amount deferred                       1,403       1,530     200       0              722       0                0         0
Small Cap Growth - total                1,079       1,205     517   1,355      N/A   1,455     533              900     1,150
  Amount deferred              N/A      1,079       1,205     150       0              590       0     N/A        0         0

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth - total               1,020       1,147     750    1,347           1,448     758              842     1,092
  Amount deferred              N/A      1,020       1,147     271        0     N/A     556       0     N/A        0         0
Fundamental
Growth - total                          1,428       1,555     992    1,755           1,857   1,033     N/A    1,250     1,500
  Amount deferred              N/A      1,428       1,555     375        0     N/A     715       0                0         0
Fundamental Value - total               1,270       1,397     892    1,597           1,748     917            1,142     1,392
  Amount deferred              N/A      1,270       1,397     333        0     N/A     670       0     N/A        0         0
High Yield Bond - total                 1,529       1,655   1,000    1,855           2,007   1,050            1,400     1,650
  Amount deferred              N/A      1,529       1,655     375        0     N/A     765       0     N/A        0         0
Income Builder
Basic Income****
Income Builder
Enhanced Income****
Income Builder
Enhanced Income****
Select Value - total                    1,320       1,447     900   1,647      N/A   1,798     933            1,192     1,442
  Amount deferred              N/A      1,320       1,447     333       0              686       0     N/A        0         0
Short Duration U.S.
Government - total             N/A      1,395       1,522     908   1,722      N/A   1,873     950     N/A    1,267     1,517
Amount deferred                         1,395       1,522     333       0              711       0                0         0
Small Cap Equity - total                1,029       1,155     750   1,355      N/A   1,507     758              900     1,150
  Amount deferred              N/A      1,029       1,155     271       0              575       0     N/A        0         0
Small Cap Value - total                 1,595       1,722   1,050   1,922      N/A   2,073   1,108            1,467     1,717
  Amount deferred              N/A      1,595       1,722     396       0              792       0     N/A        0         0
U.S. Government
Mortgage - total               N/A      1,129       1,255     800   1,455      N/A   1,607     817     N/A    1,000     1,250
  Amount deferred                       1,129       1,255     292       0              613       0                0         0
Value - total                           1,220       1,347     850   1,547      N/A   1,698     875     N/A    1,092     1,342
  Amount deferred              N/A      1,220       1,347     313       0              648       0                0         0

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30

California
Tax-Exempt - total             N/A      1,079       1,205     808   1,405       N/A  1,557     867     N/A      900     1,200
  Amount deferred                       1,079       1,205     300       0              583      0                 0         0
Dividend
Opportunity - total            N/A      1,579       1,705   1,100   1,905       N/A  2,057   1,200     N/A    1,400     1,700
  Amount deferred                       1,579       1,705     425       0              769      0                 0         0
Massachusetts
Tax-Exempt - total             N/A      1,079       1,205     808   1,405       N/A  1,557     867     N/A      900     1,200
  Amount deferred                       1,079       1,205     300       0              583      0                 0         0



              Statement of Additional Information - March 31, 2006
                                    Page 164

                                                            AGGREGATE COMPENSATION FROM FUND
                            -------------------------------------------------------------------------------------------------
                                                                                                                     TAUNTON-
           FUND             BLATZ   CARROLL**  DESIMONE**  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt - total             N/A      1,079       1,205     808   1,405       N/A  1,557     867     N/A      900     1,200
  Amount deferred                       1,079       1,205     300       0              583       0                0         0
Minnesota
Tax-Exempt - total             N/A      1,279       1,405     925   1,605       N/A  1,757   1,000     N/A    1,100     1,400
  Amount deferred                       1,279       1,405     300       0              583       0                0         0
New York
Tax-Exempt - total             N/A      1,079       1,205     808   1,405       N/A  1,557     867     N/A      900     1,200
  Amount deferred                       1,079       1,205     300       0              583       0                0         0
Ohio Tax-Exempt - total        N/A      1,079       1,205     808   1,405       N/A  1,557     867              900     1,200
  Amount deferred                       1,079       1,205     300       0              583       0     N/A        0         0
Real Estate                    N/A        727         877     808   1,027       N/A  1,172     867              625       925
  Amount deferred                         727         877     300       0              489       0     N/A        0         0

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management - total                 3,681       3,754   2,700   4,004            4,155   2,975            3,500     3,800
  Amount deferred              N/A      3,681       3,754   1,138       0      N/A   1,515       0     N/A        0         0
Core Bond - total                       1,081       1,154     967   1,404            1,555   1,025              900     1,200
  Amount deferred              N/A      1,081       1,154     379       0      N/A     562       0     N/A        0         0
Disciplined Equity - total                938       1,088     967   1,288            1,433   1,025              783     1,083
  Amount deferred              N/A        938       1,088     379       0      N/A     554       0     N/A        0         0
Disciplined Small
Cap Value****
Floating Rate****
Growth - total                          1,681       1,754   1,367   2,004      N/A   2,155   1,475            1,500     1,800
  Amount deferred              N/A      1,681       1,754     554       0              782       0     N/A        0         0
Income
Opportunities - total                   1,140       1,213   1,025   1,463      N/A   1,614   1,083     N/A      958     1,258
  Amount deferred              N/A      1,140       1,213     408       0              584       0                0         0
Inflation Protected
Securities - total                      1,081       1,154     967   1,404      N/A   1,555   1,025     N/A      900     1,200
  Amount deferred              N/A      1,081       1,154     379       0              562       0                0         0
Large Cap Equity - total                2,198       2,271   1,700   2,521      N/A   2,672   1,850            2,017     2,317
  Amount deferred              N/A      2,198       2.271     700       0              970       0     N/A        0         0
Large Cap Value - total                 1,081       1,154     967   1,404      N/A   1,555   1,025              900     1,200
  Amount deferred              N/A      1,081       1,154     379       0              562       0     N/A        0         0
Limited Duration
Bond - total                            1,081       1,154     967   1,404      N/A   1,555   1,025              900     1,200
  Amount deferred              N/A      1,081       1,154     379       0              562       0     N/A        0         0

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond - total                2,838       2,938   2,308   3,188      N/A   3,339   2,517            2,683     2,983
  Amount deferred              N/A      2,838       2,938     975       0            1,196       0     N/A        0         0

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced - total                        1,304       1,454   1,300   1,704      N/A   1,905   1,425            1,200     1,500
  Amount deferred              N/A      1,304       1,454     538       0              660       0     N/A        0         0
Diversified Equity
Income - total                          1,779       1,929   1,708   2,179      N/A   2,380   1,867     N/A    1,675     1,975
  Amount deferred              N/A      1,779       1,929     725       0              829       0                0         0
Mid Cap Value - total                   1,279       1,429   1,292   1,679      N/A   1,880   1,408            1,175     1,475
  Amount deferred              N/A      1,279       1,429     538       0              652       0     N/A        0         0



              Statement of Additional Information - March 31, 2006
                                    Page 165

                                                            AGGREGATE COMPENSATION FROM FUND
                            -------------------------------------------------------------------------------------------------
                                                                                                                     TAUNTON-
           FUND             BLATZ   CARROLL**  DESIMONE**  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR   SIMPSON   RIGBY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation - total            1,204       1,354   1,217   1,604      N/A   1,805   1,333            1,100     1,400
  Amount deferred              N/A      1,204       1,354     500       0              625       0     N/A        0         0

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets - total                1,104       1,246   1,192   1,504      N/A   1,655   1,300              950     1,300
  Amount deferred              N/A      1,104       1,246     492       0              569       0     N/A        0         0
Emerging Markets Bond****
European Equity - total                 1,104       1,246   1,192   1,504      N/A   1,655   1,300              950     1,300
  Amount deferred              N/A      1,104       1,246     492       0              569       0     N/A        0         0
Global Bond - total                     1,104       1,246   1,192   1,504      N/A   1,655   1,300              950     1,300
  Amount deferred              N/A      1,104       1,246     492       0              569       0     N/A        0         0
Global Equity - total                   1,104       1,246   1,192   1,504      N/A   1,655   1,300              950     1,300
  Amount deferred              N/A      1,104       1,246     492       0              569       0     N/A        0         0
Global Technology - total               1,004       1,154   1,100   1,404      N/A   1,555   1,200              850     1,200
  Amount deferred              N/A      1,004       1,154     450       0              534       0     N/A        0         0
International Aggressive
Growth - total                 N/A      1,304       1,429   1,375   1,704      N/A   1,855   1,500     N/A    1,150     1,500
  Amount deferred                       1,304       1,429     575       0              638       0                0         0
International Equity                    1,104       1,246   1,192   1,504      N/A   1,655   1,300              950     1,300
  - total
  Amount deferred              N/A      1,104       1,246     492       0              569       0     N/A        0         0
International
Opportunity - total            N/A      1,304       1,429   1,375   1,704      N/A   1,855   1,500     N/A    1,150     1,500
  Amount deferred                       1,304       1,429     575       0              638       0                0         0
International Select
Value - total                  N/A      1,154       1,296   1,217   1,554      N/A   1,705   1,350     N/A    1,000     1,350
  Amount deferred                       1,154       1,296     492       0              585       0                0         0
International
Small Cap - total              N/A      1,104       1,246   1,192   1,504      N/A   1,655   1,300     N/A      950     1,300
  Amount deferred                       1,104       1,246     492       0              569       0                0         0

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate
Tax-Exempt - total             N/A      1,254       1,038   1,142   1,304      158   1,605   1,300     N/A      900     1,300
  Amount deferred                       1,254       1,038     571       0        0     539       0                0         0
Mid Cap Growth - total                  2,554       2,121   2,333   2,604      267   2,905   2,600            2,200     2,600
  Amount deferred              N/A      2,554       2,121   1,667       0        0     981       0     N/A        0         0
Tax-Exempt Bond - total                 1,654       1,371   1,508   1,704      192   2,005   1,700            1,300     1,700
  Amount deferred              N/A      1,654       1,371     754       0        0     675       0     N/A        0         0
Tax-Exempt
High Income - total            N/A      2,154       1,788   1,967   2,204      233   2,505   2,200     N/A    1,800     2,200
  Amount deferred                       2,154       1,788     983       0        0     845       0                0         0

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt Money Market
  - total                      N/A      1,196         979   1,200   1,304      217   1,605   1,350     N/A      950     1,350
  Amount deferred                       1,196         979     600       0        0     535       0                0         0



   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
     Mr. DeSimone retired as a Board member, effective Sept. 8, 2005.
 *** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.
**** No fees or expenses are paid to Board members until the assets of a fund reach $20 million.


              Statement of Additional Information - March 31, 2006
                                    Page 166

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

             as of 30 days after the end of the fund's fiscal period


                              SHAREHOLDER NAME,                                                                  PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    (IF GREATER THAN 25%)
-----------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

Portfolio Builder     Charles Schwab & Co., Inc.                                                     84.12%
Aggressive            (Charles Schwab) a brokerage Firm
                      in San Francisco, CA
                      Ameriprise Financial, Inc.                                                     15.88%
                      Minneapolis, MN

Portfolio Builder     Charles Schwab                                                                 55.17%
Conservative          Ameriprise Financial                                                           44.83%

Portfolio Builder     Charles Schwab                                                                 68.55%
Moderate              Ameriprise Financial                                                           31.45%

Portfolio Builder     Charles Schwab                                                                 84.70%
Moderate Aggressive   Ameriprise Financial                                                           15.30%

Portfolio Builder     Charles Schwab                                                                 60.34%
Moderate
Conservative          Ameriprise Financial                                                           39.66%

Portfolio Builder     Charles Schwab                                                                 93.53%
Total Equity          Ameriprise Financial                                                            6.47%

Small Company Index   Charles Schwab                          9.81%
                      Ameriprise Trust Company                                                       85.60%
                      Minneapolis, MN
                      Met Life                                                                       11.39%
                      Jersey City, NJ

S&P 500 Index**       Charles Schwab
                      Ameriprise Financial

FUNDS WITH FISCAL PERIOD ENDING MARCH 31

Equity Value          Ameriprise Financial                                                100.00%
                      Ameriprise Trust Company                                                       98.74%
                      John C. Mullarkey                                           6.37%
                      Willowbrook, IL

Precious Metals       Charles Schwab                         17.51%                                  95.29%
                      John E. Bridgman                                            6.10%
                      Minneapolis, MN
                      Richard L. and                                              5.71%
                      Susan Angela Venerable
                      Argyle, TX



              Statement of Additional Information - March 31, 2006
                                    Page 167

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER  THAN 25%)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage   Charles Schwab                         17.79%                                  99.46%
                      Portfolio Builder Aggressive Fund                                    19.88%
                      Portfolio Builder Moderate Fund                                      20.83%
                      Portfolio Builder Moderate                                           32.40%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.90%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.15%
                      Fund

Small Cap Growth      Charles Schwab                         15.25%
                      Portfolio Builder Aggressive Fund                                    19.88%
                      Portfolio Builder Moderate Fund                                      20.83%
                      Portfolio Builder Moderate                                           32.39%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.16%
                      Fund
                      Ameriprise Trust Company                                                       69.43%

FUNDS WITH FISCAL PERIOD ENDING MAY 31

Aggressive Growth     Charles Schwab                          5.02%                                  58.52%
                      AEIS                                                        5.10%
                      Roger J., Sylvia Ann and                                   11.31%
                      Matthew Thompson
                      Eagle, ID
                      Portfolio Builder Moderate Fund                                      20.70%
                      Portfolio Builder Moderate                                           32.87%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.66%
                      Portfolio Builder Total Equity                                       19.10%
                      Fund
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      Ameriprise Financial                                                           41.49%

Fundamental Growth    Charles Schwab                          7.00%                                  44.41%
                      AEIS                                                        5.91%
                      Portfolio Builder Moderate Fund                                      20.72%
                      Portfolio Builder Moderate                                           32.87%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.62%
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      Portfolio Builder Moderate                                            5.92%
                      Conservative Fund
                      Terry H. Henson                                             8.46%
                      Fairmount, GA
                      Nancy P. Kofranek                                           5.50%
                      Oxnard, CA
                      Ameriprise Financial                                                           55.60%            73.50%*



              Statement of Additional Information - March 31, 2006
                                    Page 168

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value     Charles Schwab                         14.97%                                  98.09%
                      Portfolio Builder Moderate Fund                                      20.73%
                      Portfolio Builder Moderate                                           32.89%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.61%
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund

High Yield Bond       Charles Schwab                         11.00%
                      Ameriprise Financial                                                100.00%
                      Met Life                                                                       50.50%
Income Builder        N/A
Basic Income
Income Builder        N/A
Enhanced Income
Income Builder        N/A
Moderate Income

Select Value          Charles Schwab                         11.34%                                  76.29%
                      Portfolio Builder Moderate Fund                                      20.78%
                      Portfolio Builder Moderate                                           32.82%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.62%
                      Portfolio Builder Total Equity                                       18.99%
                      Fund
                      Portfolio Builder Moderate                                            5.99%
                      Conservative Fund
                      Ameriprise Financial                                                           23.71%

Short Duration        Charles Schwab                         10.00%
U.S. Gov't            Portfolio Builder Conservative                                       29.71%
                      Fund
                      Portfolio Builder Aggressive Fund                                    24.34%
                      Portfolio Builder Moderate                                           45.92%
                      Conservative Fund
                      Ameriprise Financial                                                           22.34%

Small Cap Equity      Charles Schwab                         21.21%                                  91.36%
                      Portfolio Builder Moderate Fund                                      20.87%
                      Portfolio Builder Moderate                                           32.65%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.66%
                      Portfolio Builder Total Equity                                       19.08%
                      Fund
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      Ameriprise Financial                                                            8.64%



              Statement of Additional Information - March 31, 2006
                                    Page 169

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value       Charles Schwab                         21.84%                                  94.45%
                      Portfolio Builder Moderate Fund                                                20.92%
                      Portfolio Builder Moderate                                                     32.79%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                              19.46%
                      Portfolio Builder Total Equity                                                 19.06%
                      Fund
                      Portfolio Builder Moderate                                                      5.88%
                      Conservative Fund
                      Ameriprise Financial                                                            5.55%

U.S. Gov't Mortgage   Charles Schwab                         15.46%                                  70.83%
                      Ameriprise Financial                                                100.00%

Value                 Charles Schwab                         12.97%                                  93.22%
                      Portfolio Builder Moderate Fund                                      20.70%
                      Portfolio Builder Moderate                                           32.86%
                      Aggressive Fund
                      Portfolio Builder Aggressive Fund                                    19.65%
                      Portfolio Builder Total Equity                                       19.11%
                      Fund
                      Portfolio Builder Moderate                                            5.92%
                      Conservative Fund
                      Ameriprise Financial                                                            6.78%

FUNDS WITH FISCAL PERIOD ENDING JUNE 30

Dividend Opportunity  Charles Schwab                         10.51%                                 100.00%
                      Ameriprise Financial                                                100.00%

California            Arthur Mendel and                                           6.50%
Tax-Exempt            Dorothy Mendel as the Trustees
                      of the Dorothy M. Mendel
                      Irrevocable Trust, Richmond, CA

Massachusetts         Charles Schwab                          6.56%
Tax-Exempt            June P. Venette and Norman E.                               9.24%
                      Venette as the Trustees of the
                      Norman E. Venette Revocable
                      Trust, Orange, MN
                      Donal A. Simard and                                         7.14%
                      Claire G. Simard, Ipswich, MA
                      Alphonse A. Di Nardo and                                    6.30%
                      Linda Di Nardo, Leominster, MA
                      Harvey W. Levin and Phyllis                                 6.10%
                      Levin, Swampscott, MA
                      Rita Hashem, Tewksbury, MA                                  5.18%



              Statement of Additional Information - March 31, 2006
                                    Page 170

                              SHAREHOLDER NAME,                                                                PERCENT OF FUND
        FUND                   CITY AND STATE             CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
---------------------------------------------------------------------------------------------------------------------------------
Michigan              Charles Schwab                          5.39%
Tax-Exempt            Chester V. Mysliwiec and                          7.02%
                      Rose M. Mysliwiec as the Trustees
                      of the Rose M. Mysliwiec Living
                      Trust, Grand Rapids, MI
                      Barry J. Fishman and                                       10.96%
                      Teresa A. McMahon, as Trustees
                      for the Barry J. Fishman Living
                      Trust, AnnArbor, MI
                      Ray W. Butler and                                           7.04%
                      Gertrude E. Butler, Clarkston, MI
                      R. Paul Minger and                                          5.55%
                      Diane E. Minger, Huntley, IL

New York              Charles Schwab                          5.11%
Tax-Exempt            Dana Brandwein and                                          7.80%
                      Daniel Oates, Sharon, CT
                      Arthur Ezersky and                                          7.28%
                      Sandra Ezersky, Woodbury, NY
                      Charles D. Adler and                                        5.91%
                      Judith E. Adler, New York, NY

Ohio Tax-Exempt       Charles Schwab                          5.54%
                      Sandra K. Ogle, Strongsville, OH                  5.14%
                      Richard L. Sears, Parma, OH                                 6.32%
                      Joseph A. Sears, Berea, OH                                  6.32%
                      James N. Sears, Columbus, OH                                6.32%
                      David A. Sears, Brunswick, OH                               6.10%

Real Estate           Charles Schwab                         10.23%                                  62.53%
                      Ameriprise Financial                                                           37.47%            37.38%*
                      Portfolio Builder Aggressive Fund                                    15.20%
                      Portfolio Builder Conservative                                        5.32%
                      Fund
                      Portfolio Builder Moderate Fund                                      25.63%
                      Portfolio Builder Moderate                                           31.33%
                      Aggressive Fund
                      Portfolio Builder Moderate                                           10.35%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       12.14%
                      Fund

FUNDS WITH FISCAL PERIOD ENDING JULY 31

Cash Management       Ameriprise Trust Company                                                       96.61%
                      Jerry J. and Roma J. Meyer,                                10.41%
                      Williamsburg, IN



              Statement of Additional Information - March 31, 2006
                                    Page 171

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE             CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y    (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
Core Bond             IDS Life Insurance Company,            17.56%                                   9.64%
                      Minneapolis, MN
                      Charles Schwab                         13.23%                                  90.36%
                      Frank S. Gregory, Derry, NH                                 6.27%
                      Portfolio Builder Conservative                                       12.18%
                      Fund
                      Portfolio Builder Moderate Fund                                      41.33%
                      Portfolio Builder Moderate                                           32.45%
                      Aggressive Fund
                      Portfolio Builder Moderate                                           10.22%
                      Conservative Fund
                      Ameriprise Financial                                                                             73.57%*

Disciplined Equity    Charles Schwab                         10.87%                                  60.92%
                      Emanuel A. and Kelly D. Madeira,                            9.56%
                      S. Dartmouth, MA
                      Brian L. and Mary Jane Hopp,                                8.25%
                      Beldenville, WI
                      Linda L. Lane, Bay Pines, FL                                6.29%
                      Paul M. and Nikki S. Farmer,                                5.48%
                      Franklin, TN
                      Evelyn F. and Steven Couture,                               5.10%
                      Plymouth, MN
                      Portfolio Builder Aggressive Fund                                    19.61%
                      Portfolio Builder Moderate Fund                                      20.63%
                      Portfolio Builder Moderate                                           33.09%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.85%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.09%
                      Fund
                      Ameriprise Financial                                        7.02%              39.08%            68.54%*

Disciplined Small     N/A
Cap Value

Floating Rate         N/A

Growth                Charles Schwab                          6.58%
                      Ameriprise Trust Company                                                       98.98%
                      Portfolio Builder Aggressive Fund                                    19.66%
                      Portfolio Builder Moderate Fund                                      20.71%
                      Portfolio Builder Moderate                                           33.04%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.79%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.08%
                      Fund



              Statement of Additional Information - March 31, 2006
                                    Page 172

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities  Charles Schwab                         19.59%                                  97.45%
                      Portfolio Builder Aggressive Fund                                    12.71%
                      Portfolio Builder Moderate Fund                            95.78%    53.17%
                      Portfolio Builder Moderate                                           24.77%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            9.33%
                      Conservative Fund

Inflation Protected   Charles Schwab                         18.04%
Securities            IDS Life Insurance Company,                                                   100.00%
                      Minneapolis, MN
                      Portfolio Builder Conservative                                       10.20%
                      Fund
                      Portfolio Builder Moderate Fund                                      37.97%
                      Portfolio Builder Moderate                                           31.86%
                      Aggressive Fund
                      Portfolio Builder Moderate                                           19.95%
                      Conservative Fund
                      Ameriprise Financial                                                                             28.37%*

Large Cap Equity      Charles Schwab                          5.48%                                  76.80%
                      Ameriprise Financial                                                            5.53%
                      Wells Fargo Bank as Tr of the                                                  17.67%
                      Holland American Line,
                      Minneapolis, MN
                      Portfolio Builder Aggressive Fund                                    19.57%
                      Portfolio Builder Moderate Fund                                      20.74%
                      Portfolio Builder Moderate                                           33.37%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.61%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.05%
                      Fund

Large Cap Value       Charles Schwab                         15.35%                                  90.06%
                      Portfolio Builder Aggressive Fund                                    19.72%
                      Portfolio Builder Moderate Fund                                      20.66%
                      Portfolio Builder Moderate                                           33.08%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.74%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.05%
                      Fund
                      Ameriprise Financial                                                            9.94%            27.93%*



              Statement of Additional Information - March 31, 2006
                                    Page 173

                              SHAREHOLDER NAME,                                                                 PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
-----------------------------------------------------------------------------------------------------------------------------------
Limited               Charles Schwab                         18.26%                                  83.70%
Duration Bond         Donald and Elizabeth L. Snow,                               7.22%
                      Derry, NH
                      Sylvia Cohen, Stockton, CA                                  5.33%
                      Portfolio Builder Aggressive Fund                                    17.24%
                      Portfolio Builder Conservative                                       14.41%
                      Fund
                      Portfolio Builder Moderate Fund                                      14.27%
                      Portfolio Builder Moderate                                           23.98%
                      Aggressive Fund
                      Portfolio Builder Moderate                                           30.10%
                      Conservative Fund
                      IDS Life Insurance Company,                                                    16.30%
                      Minneapolis, MN
                      Ameriprise Financial                                                                             42.41%*

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

Diversified Bond      Charles Schwab                          6.35%
                      Ameriprise Financial                                                100.00%
                      Ameriprise Trust Company                                                       96.62%

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30

Balanced              Ameriprise Trust Company                                                       99.75%
Diversified Equity    Charles Schwab                         14.71%
Income
                      Portfolio Builder Aggressive Fund                                    19.55%
                      Portfolio Builder Moderate Fund                                      20.65%
                      Portfolio Builder Moderate                                           32.82%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.94%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.24%
                      Fund
                      Ameriprise Trust Company                                                       48.32%
                      Wells Fargo Bank, Minneapolis, MN                                              26.69%
                      Holland American Life,                                                         18.68%
                      Minneapolis, MN

Mid Cap Value         Charles Schwab                         23.23%                                  98.04%
                      Portfolio Builder Aggressive Fund                                    19.70%
                      Portfolio Builder Moderate Fund                                      20.63%
                      Portfolio Builder Moderate                                           32.79%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.15%
                      Fund

Strategic Allocation  Ameriprise Trust Company                                                       86.71%
                      Charles Schwab                                                                 10.88%



              Statement of Additional Information - March 31, 2006
                                    Page 174

                              SHAREHOLDER NAME,                                                                PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

Emerging Markets      Charles Schwab & Co., Inc.             12.32%                                  21.62%
                      a brokerage firm
                      Portfolio Builder Aggressive Fund                                    19.93%
                      Portfolio Builder Moderate Fund                                      20.98%
                      Portfolio Builder Moderate                                           33.61%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.86%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.56%
                      Fund
                      Ameriprise Trust Company                                                       78.38%

Emerging Markets      N/A
Bond

European Equity       Charles Schwab & Co., Inc.             13.65%                                  83.54%
                      a brokerage firm
                      Ameriprise Financial                                                100.00%    16.46%
                      Marilyn O. Matthews Trust,                                  6.66%
                      Pasadena, CA

Global Bond           Charles Schwab & Co., Inc.             17.78%                                 100.00%
                      a brokerage firm
                      Portfolio Builder Aggressive Fund                                     7.35%
                      Portfolio Builder Moderate Fund                                      33.94%
                      Portfolio Builder Moderate                                           43.77%
                      Aggressive Fund
                      Portfolio Builder Moderate                                           13.63%
                      Conservative Fund

Global Equity         Charles Schwab & Co., Inc.              9.77%
                      a brokerage firm
                      Ameriprise Trust Company                                                       91.14%
                      Met Life Securities, Inc.,                                                      6.60%
                      Jersey City, NJ

Global Technology     Charles Schwab & Co., Inc.             11.28%                                   8.47%
                      a brokerage firm
                      Ameriprise Trust Company                                                       91.41%
                      Ameriprise Financial                                                100.00%

International         Charles Schwab & Co., Inc.             12.26%                                  96.77%
Aggressive Growth     a brokerage firm
                      Portfolio Builder Aggressive Fund                                    19.54%
                      Portfolio Builder Moderate Fund                                      20.56%
                      Portfolio Builder Moderate                                           32.71%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.36%
                      Fund



              Statement of Additional Information - March 31, 2006
                                    Page 175

                              SHAREHOLDER NAME,                                                                PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (IF GREATER THAN 25%)
----------------------------------------------------------------------------------------------------------------------------------
International         Ameriprise Financial                   10.60%                                  16.12%            34.62%*
Equity                Charles Schwab & Co., Inc.              9.95%                                  83.88%
                      a brokerage firm
                      Daniel and Linda L. Miklovic,                               5.64%
                      St. Louis, MO
                      Portfolio Builder Aggressive Fund                                    19.54%
                      Portfolio Builder Moderate Fund                                      20.72%
                      Portfolio Builder Moderate                                           32.85%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.85%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.18%
                      Fund

International         Charles Schwab & Co., Inc.             13.25%                                  91.29%
Opportunity           a brokerage firm
                      Portfolio Builder Aggressive Fund                                    19.62%
                      Portfolio Builder Moderate Fund                                      20.37%
                      Portfolio Builder Moderate                                           32.56%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.55%
                      Fund
                      Met Life, Jersey City, NJ                                                       8.71%

International         Charles Schwab & Co., Inc.             18.74%                                  98.10%
Select Value          a brokerage firm
                      Portfolio Builder Aggressive Fund                                    19.50%
                      Portfolio Builder Moderate Fund                                      20.58%
                      Portfolio Builder Moderate                                           32.74%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.34%
                      Fund

International Small   Charles Schwab & Co., Inc.             14.80%                                  79.44%
Cap                   a brokerage firm
                      Ameriprise Financial                   15.62%                                  20.56%
                      Portfolio Builder Aggressive Fund                                    19.35%
                      Portfolio Builder Moderate Fund                                      20.51%
                      Portfolio Builder Moderate                                           32.44%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            6.15%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.20%
                      Fund


              Statement of Additional Information - March 31, 2006
                                    Page 176

                              SHAREHOLDER NAME,                                                                PERCENT OF FUND
        FUND                   CITY AND STATE              CLASS A   CLASS B   CLASS C   CLASS I   CLASS Y   (if greaterthan 25%)
---------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30

Intermediate          Charles Schwab                         10.63%
Tax-Exempt            Ameriprise Financial                                                          100.00%

Mid Cap Growth        Charles Schwab                          6.39%
                      Ameriprise Trust Company                                                       92.43%
                      Portfolio Builder Aggressive Fund                                    19.67%
                      Portfolio Builder Moderate Fund                                      20.48%
                      Portfolio Builder Moderate                                           32.47%
                      Aggressive Fund
                      Portfolio Builder Moderate                                            5.81%
                      Conservative Fund
                      Portfolio Builder Total Equity                                       19.81%
                      Fund
Tax-Exempt Bond       Ameriprise Financial                                                          100.00%
Tax-Exempt            Ameriprise Financial                                                          100.00%
High Income

FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Tax-Exempt            None
Money Market



* Combination of Ameriprise Financial initial capital and Portfolio Builder Fund investments in Class I shares.
** Charles Schwab holds of record 100% of Class D shares and 16.67% of Class E shares and Ameriprise Trust Company holds 83.25% of Class E shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, directors, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


              Statement of Additional Information - March 31, 2006
                                    Page 177

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     -    Nature of and provisions of the obligation.

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.


              Statement of Additional Information - March 31, 2006
                                    Page 178

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


              Statement of Additional Information - March 31, 2006
                                    Page 179

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


              Statement of Additional Information - March 31, 2006
                                    Page 180

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


              Statement of Additional Information - March 31, 2006
                                    Page 181

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


              Statement of Additional Information - March 31, 2006
                                    Page 182

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:Default. Issues assigned this rating are in actual or imminent payment default.


              Statement of Additional Information - March 31, 2006
                                    Page 183

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS


California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.


Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

     - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

     -    natural disasters and ecological or environmental concerns;

     - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

     - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

     - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


              Statement of Additional Information - March 31, 2006
                                    Page 184

                                                                      APPENDIX C


                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                 S-6500 H (3/06)

               Statement of Additional Information - March 31, 2006
                                    Page 185

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 FIXED INCOME FUNDS (68.4%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
GLOBAL BOND (1.2%)
RiverSource Global Bond Fund                         206,731        $1,337,547
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.1%)
RiverSource Inflation Protected Securities Fund      709,428         7,023,334
------------------------------------------------------------------------------

INVESTMENT GRADE (61.1%)
RiverSource Core Bond Fund                         2,099,880        20,137,849
RiverSource Limited Duration Bond Fund             1,720,800        16,640,132
RiverSource Selective Fund                         2,190,146        18,638,140
RiverSource Short Duration U.S. Government Fund    3,158,352        14,970,589
                                                                 -------------
Total                                                               70,386,710
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $79,802,865)                                                $78,747,591
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (23.8%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
INTERNATIONAL (5.2%)
RiverSource International Aggressive Growth Fund     231,684        $2,015,655
RiverSource International Equity Fund                141,941         1,108,559
RiverSource International Opportunity Fund           134,738         1,188,391
RiverSource International Select Value Fund          147,883         1,459,609
RiverSource International Small Cap Fund              28,489           256,685
                                                                 -------------
Total                                                                6,028,899
------------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                          85,136         1,218,302
------------------------------------------------------------------------------

U.S. LARGE CAP (14.5%)
RiverSource Disciplined Equity Fund                  360,945         2,497,741
RiverSource Diversified Equity Income Fund           185,573         2,341,931
RiverSource Fundamental Growth Fund                  339,603         2,183,646
RiverSource Fundamental Value Fund                   223,801         1,358,472
RiverSource Growth Fund                              115,065         3,455,406

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. LARGE CAP (CONT.)
RiverSource Large Cap Equity Fund                     93,214          $509,879
RiverSource Large Cap Value Fund                     114,418           655,613
RiverSource New Dimensions Fund(R)                    80,414         1,628,388
RiverSource Stock Fund                                30,416           641,787
RiverSource Value Fund                               251,803         1,339,590
                                                                 -------------
Total                                                               16,612,453
------------------------------------------------------------------------------

U.S. MID CAP (2.2%)
RiverSource Aggressive Growth Fund                   141,403         1,264,144
RiverSource Mid Cap Growth Fund                       55,469           840,359
RiverSource Mid Cap Value Fund                        28,375           253,957
RiverSource Select Value Fund                         28,385           200,117
                                                                 -------------
Total                                                                2,558,577
------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Small Cap Advantage Fund                  29,426           209,512
RiverSource Small Cap Equity Fund                     36,127           232,656
RiverSource Small Cap Growth Fund                     56,818           299,433
RiverSource Small Cap Value Fund                      30,759           207,006
                                                                 -------------
Total                                                                  948,607
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $24,978,420)                                                $27,366,838
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (7.6%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                   8,755,617        $8,755,617
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,755,617)                                                  $8,755,617
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $113,536,902)(c)                                           $114,870,046
==============================================================================

------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $113,645,341 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $ 2,483,977
     Unrealized depreciation                       (1,259,272)
     --------------------------------------------------------
     Net unrealized appreciation                  $ 1,224,705
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
32   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 FIXED INCOME FUNDS (57.9%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (6.1%)
RiverSource Global Bond Fund                       2,129,800       $13,779,808
------------------------------------------------------------------------------

HIGH YIELD (3.7%)
RiverSource Income Opportunities Fund                810,842         8,335,458
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.1%)
RiverSource Inflation Protected Securities Fund    1,379,545        13,657,497
------------------------------------------------------------------------------

INVESTMENT GRADE (42.0%)
RiverSource Core Bond Fund                         1,490,256        14,291,552
RiverSource Limited Duration Bond Fund             3,529,017        34,125,594
RiverSource Selective Fund                         3,342,898        28,448,059
RiverSource Short Duration U.S. Government Fund    3,772,813        17,883,135
                                                                 -------------
Total                                                               94,748,340
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $132,538,030)                                              $130,521,103
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (39.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (8.8%)
RiverSource Emerging Markets Fund                    145,816        $1,576,272
RiverSource International Aggressive Growth Fund     702,751         6,113,933
RiverSource International Equity Fund                429,174         3,351,851
RiverSource International Opportunity Fund           409,076         3,608,050
RiverSource International Select Value Fund          450,495         4,446,390
RiverSource International Small Cap Fund              84,656           762,754
                                                                 -------------
Total                                                               19,859,250
------------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                         166,033         2,375,933
------------------------------------------------------------------------------

U.S. LARGE CAP (24.0%)
RiverSource Disciplined Equity Fund                1,182,046         8,179,758
RiverSource Diversified Equity Income Fund           617,841         7,797,148
RiverSource Fundamental Growth Fund                1,113,609         7,160,506

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. LARGE CAP (CONT.)
RiverSource Fundamental Value Fund                   692,347        $4,202,549
RiverSource Growth Fund                              377,248        11,328,761
RiverSource Large Cap Equity Fund                    307,925         1,684,348
RiverSource Large Cap Value Fund                     377,327         2,162,083
RiverSource New Dimensions Fund(R)                   262,755         5,320,786
RiverSource Stock Fund                               100,276         2,115,829
RiverSource Value Fund                               820,642         4,365,815
                                                                 -------------
Total                                                               54,317,583
------------------------------------------------------------------------------

U.S. MID CAP (3.7%)
RiverSource Aggressive Growth Fund                   463,791         4,146,290
RiverSource Mid Cap Growth Fund                      183,144         2,774,631
RiverSource Mid Cap Value Fund                        94,336           844,306
RiverSource Select Value Fund                         92,963           655,388
                                                                 -------------
Total                                                                8,420,615
------------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
RiverSource Small Cap Advantage Fund                  94,025           669,461
RiverSource Small Cap Equity Fund                    118,667           764,219
RiverSource Small Cap Growth Fund                    184,545           972,554
RiverSource Small Cap Value Fund                      98,766           664,698
                                                                 -------------
Total                                                                3,070,932
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $79,940,967)                                                $88,044,313
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (3.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                   6,872,067        $6,872,067
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,872,067)                                                  $6,872,067
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $219,351,064)(c)                                           $225,437,483
==============================================================================

------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $219,576,835 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $ 8,558,094
     Unrealized depreciation                       (2,697,446)
     ---------------------------------------------------------
     Net unrealized appreciation                  $ 5,860,648
     ---------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   33
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
 EQUITY FUNDS (54.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (12.1%)
RiverSource Emerging Markets Fund                    519,004        $5,610,438
RiverSource International Aggressive Growth Fund   2,482,789        21,600,265
RiverSource International Equity Fund              1,512,869        11,815,507
RiverSource International Opportunity Fund         1,446,408        12,757,320
RiverSource International Select Value Fund        1,590,847        15,701,663
RiverSource International Small Cap Fund             298,840         2,692,545
                                                                 -------------
Total                                                               70,177,738
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         852,248        12,195,675
------------------------------------------------------------------------------

U.S. LARGE CAP (32.9%)
RiverSource Disciplined Equity Fund                4,158,494        28,776,774
RiverSource Diversified Equity Income Fund         2,181,332         7,532,205
RiverSource Fundamental Growth Fund                3,937,408        25,317,533
RiverSource Fundamental Value Fund                 2,436,023        14,786,661
RiverSource Growth Fund                            1,333,155        40,034,653
RiverSource Large Cap Equity Fund                  1,076,038         5,885,928
RiverSource Large Cap Value Fund                   1,335,573         7,652,834
RiverSource New Dimensions Fund(R)                   929,631        18,825,035
RiverSource Stock Fund                               357,067         7,534,124
RiverSource Value Fund                             2,902,235        15,439,892
                                                                 -------------
Total                                                              191,785,639
------------------------------------------------------------------------------

U.S. MID CAP (5.1%)
RiverSource Aggressive Growth Fund                 1,640,112        14,662,597
RiverSource Mid Cap Growth Fund                      647,498         9,809,592
RiverSource Mid Cap Value Fund                       332,297         2,974,055
RiverSource Select Value Fund                        336,454         2,371,999
                                                                 -------------
Total                                                               29,818,243
------------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Small Cap Advantage Fund                 336,105         2,393,065
RiverSource Small Cap Equity Fund                    418,802         2,697,086
RiverSource Small Cap Growth Fund                    651,199         3,431,817
RiverSource Small Cap Value Fund                     353,145         2,376,665
                                                                 -------------
Total                                                               10,898,633
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $286,341,375)                                              $314,875,928
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (45.9%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (6.0%)
RiverSource Global Bond Fund                       5,381,241       $34,816,629
------------------------------------------------------------------------------

HIGH YIELD (8.3%)
RiverSource Income Opportunities Fund              4,678,075        48,090,611
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.4%)
RiverSource Inflation Protected Securities Fund    3,752,750        37,152,221
------------------------------------------------------------------------------

INVESTMENT GRADE (25.2%)
RiverSource Core Bond Fund                         6,105,042        58,547,355
RiverSource Limited Duration Bond Fund             1,378,669        13,331,726
RiverSource Selective Fund                         8,560,256        72,847,780
RiverSource Short Duration U.S. Government Fund      562,978         2,668,515
                                                                 -------------
Total                                                              147,395,376
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $272,048,051)                                              $267,454,837
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
MONEY MARKET
Riversource Cash Management Fund                          37               $37
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $37)                                                                $37
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $558,389,463)(c)                                           $582,330,802
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $558,747,729 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                      $30,598,633
    Unrealized depreciation                       (7,015,560)
    --------------------------------------------------------
    Net unrealized appreciation                  $23,583,073
    --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
34   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (69.0%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (15.5%)
RiverSource Emerging Markets Fund                    824,398        $8,911,741
RiverSource International Aggressive Growth Fund   3,959,797        34,450,230
RiverSource International Equity Fund              2,415,122        18,862,106
RiverSource International Opportunity Fund         2,301,434        20,298,647
RiverSource International Select Value Fund        2,537,141        25,041,577
RiverSource International Small Cap Fund             476,095         4,289,616
                                                                 -------------
Total                                                              111,853,917
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                       1,048,561        15,004,902
------------------------------------------------------------------------------

U.S. LARGE CAP (42.4%)
RiverSource Disciplined Equity Fund                6,575,017        45,499,121
RiverSource Diversified Equity Income Fund         3,473,815        43,839,544
RiverSource Fundamental Growth Fund                6,263,519        40,274,426
RiverSource Fundamental Value Fund                 3,855,485        23,402,794
RiverSource Growth Fund                            2,120,248        63,671,060
RiverSource Large Cap Equity Fund                  1,719,276         9,404,439
RiverSource Large Cap Value Fund                   2,125,833        12,181,023
RiverSource New Dimensions Fund(R)                 1,481,795        30,006,349
RiverSource Stock Fund                               565,433        11,930,635
RiverSource Value Fund                             4,627,022        24,615,757
                                                                 -------------
Total                                                              304,825,148
------------------------------------------------------------------------------

U.S. MID CAP (6.6%)
RiverSource Aggressive Growth Fund                 2,613,403        23,363,826
RiverSource Mid Cap Growth Fund                    1,030,029        15,604,944
RiverSource Mid Cap Value Fund                       527,908         4,724,773
RiverSource Select Value Fund                        544,301         3,837,320
                                                                 -------------
Total                                                               47,530,863
------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Advantage Fund                 541,256         3,853,742
RiverSource Small Cap Equity Fund                    667,535         4,298,926
RiverSource Small Cap Growth Fund                  1,034,581         5,452,241
RiverSource Small Cap Value Fund                     567,998         3,822,625
                                                                 -------------
Total                                                               17,427,534
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $451,826,459)                                              $496,642,364
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (31.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)
GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                       6,910,755       $44,712,582
------------------------------------------------------------------------------

HIGH YIELD (3.1%)
RiverSource Income Opportunities Fund              2,169,608        22,303,572
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.2%)
RiverSource Inflation Protected Securities Fund    4,479,699        44,349,015
------------------------------------------------------------------------------

INVESTMENT GRADE (15.6%)
RiverSource Core Bond Fund                         4,736,735        45,425,293
RiverSource Limited Duration Bond Fund             2,307,278        22,311,379
RiverSource Selective Fund                         4,432,567        37,721,149
RiverSource Short Duration U.S. Government Fund    1,422,642         6,743,325
                                                                 -------------
Total                                                              112,201,146
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $227,581,837)                                              $223,566,315
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          36               $36
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $36)                                                                $36
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $679,408,332)(c)                                           $720,208,715
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $680,203,387 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                      $47,866,704
    Unrealized depreciation                       (7,861,376)
    Net unrealized appreciation                  $40,005,328

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   35
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (83.7%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (19.0%)
RiverSource Emerging Markets Fund                    502,585        $5,432,940
RiverSource International Aggressive Growth Fund   2,417,260        21,030,161
RiverSource International Equity Fund              1,473,120        11,505,064
RiverSource International Opportunity Fund         1,405,421        12,395,813
RiverSource International Select Value Fund        1,547,969        15,278,458
RiverSource International Small Cap Fund             290,978         2,621,707
                                                                 -------------
Total                                                               68,264,143
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         521,948         7,469,082
------------------------------------------------------------------------------

U.S. LARGE CAP (51.7%)
RiverSource Disciplined Equity Fund                4,024,097        27,846,750
RiverSource Diversified Equity Income Fund         2,109,598        26,623,121
RiverSource Fundamental Growth Fund                3,805,790        24,471,229
RiverSource Fundamental Value Fund                 2,402,834        14,585,204
RiverSource Growth Fund                            1,290,469        38,752,797
RiverSource Large Cap Equity Fund                  1,044,677         5,714,381
RiverSource Large Cap Value Fund                   1,294,921         7,419,898
RiverSource New Dimensions Fund(R)                   910,146        18,430,463
RiverSource Stock Fund                               345,993         7,300,461
RiverSource Value Fund                             2,823,491        15,020,971
                                                                 -------------
Total                                                              186,165,275
------------------------------------------------------------------------------

U.S. MID CAP (8.0%)
RiverSource Aggressive Growth Fund                 1,574,237        14,073,678
RiverSource Mid Cap Growth Fund                      617,406         9,353,699
RiverSource Mid Cap Value Fund                       320,041         2,864,365
RiverSource Select Value Fund                        331,188         2,334,878
                                                                 -------------
Total                                                               28,626,620
------------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Small Cap Advantage Fund                 327,593         2,332,462
RiverSource Small Cap Equity Fund                    408,059         2,627,899
RiverSource Small Cap Growth Fund                    631,061         3,325,690
RiverSource Small Cap Value Fund                     343,772         2,313,586
                                                                 -------------
Total                                                               10,599,637
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

TOTAL EQUITY FUNDS
(Cost: $274,039,645)                                              $301,124,757
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 FIXED INCOME FUNDS (16.5%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                       1,198,304        $7,753,025
------------------------------------------------------------------------------

HIGH YIELD (3.3%)
RiverSource Income Opportunities Fund              1,166,746        11,994,146
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.6%)
RiverSource Inflation Protected Securities Fund      597,400         5,914,259
------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Core Bond Fund                           583,109         5,592,012
RiverSource Limited Duration Bond Fund             1,707,994        16,516,306
RiverSource Selective Fund                            23,753           202,140
RiverSource Short Duration U.S. Government Fund    2,383,836        11,299,385
                                                                 -------------
Total                                                               33,609,843
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $60,123,073)                                                $59,271,273
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
ISSUER                                                SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          35               $35
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $35)                                                                $35
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $334,162,753)(c)                                           $360,396,065
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $334,514,015 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $29,032,535
     Unrealized depreciation                       (3,150,485)
     --------------------------------------------------------
     Net unrealized appreciation                  $25,882,050
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
36   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

JAN. 31, 2006
(Percentages represent value of investments compared to net assets)
------------------------------------------------------------------------------
 EQUITY FUNDS (100.1%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

INTERNATIONAL (22.8%)
RiverSource Emerging Markets Fund                    513,171        $5,547,381
RiverSource International Aggressive Growth Fund   2,463,711        21,434,286
RiverSource International Equity Fund              1,501,622        11,727,665
RiverSource International Opportunity Fund         1,435,251        12,658,914
RiverSource International Select Value Fund        1,579,547        15,590,127
RiverSource International Small Cap Fund             297,624         2,681,593
                                                                 -------------
Total                                                               69,639,966
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         439,772         6,293,134
------------------------------------------------------------------------------

U.S. LARGE CAP (62.2%)
RiverSource Disciplined Equity Fund                4,142,576        28,666,624
RiverSource Diversified Equity Income Fund         2,143,352        27,049,097
RiverSource Fundamental Growth Fund                3,869,804        24,882,838
RiverSource Fundamental Value Fund                 2,497,052        15,157,108
RiverSource Growth Fund                            1,314,086        39,462,009
RiverSource Large Cap Equity Fund                  1,052,585         5,757,639
RiverSource Large Cap Value Fund                   1,300,894         7,454,123
RiverSource New Dimensions Fund(R)                   924,061        18,712,243
RiverSource Stock Fund                               353,181         7,452,126
RiverSource Value Fund                             2,879,044        15,316,512
                                                                 -------------
Total                                                              189,910,319
------------------------------------------------------------------------------

U.S. MID CAP (9.5%)
RiverSource Aggressive Growth Fund                 1,589,173        14,207,208
RiverSource Mid Cap Growth Fund                      622,273         9,427,436
RiverSource Mid Cap Value Fund                       321,883         2,880,853
RiverSource Select Value Fund                        337,885         2,382,092
                                                                 -------------
Total                                                               28,897,589
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 EQUITY FUNDS (CONTINUED)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

U.S. SMALL CAP (3.5%)
RiverSource Small Cap Advantage Fund                 333,909        $2,377,430
RiverSource Small Cap Equity Fund                    417,526         2,688,871
RiverSource Small Cap Growth Fund                    641,917         3,382,905
RiverSource Small Cap Value Fund                     350,209         2,356,908
                                                                 -------------
Total                                                               10,806,114
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $279,221,771)                                              $305,547,122
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 CASH EQUIVALENTS (--%)(b)
------------------------------------------------------------------------------
                                                      SHARES          VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund                          29               $29
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $29)                                                                $29
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $279,221,800)(c)                                           $305,547,151
==============================================================================


------------------------------------------------------------------------------
 NOTES TO INVESTMENTS IN AFFILIATED FUNDS
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  See Note 6 to the financial statements.

(c) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $279,548,649 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                      $28,314,409
     Unrealized depreciation                       (2,315,907)
     --------------------------------------------------------
     Net unrealized appreciation                  $25,998,502
     --------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   37
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Portfolio Builder Series

JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                           CONSERVATIVE    MODERATE CONSERVATIVE       MODERATE
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds, at value (Note 1)
   (identified cost $113,536,902, $219,351,064
   and $558,389,463, respectively)                                         $114,870,046         $225,437,483         $582,330,802
Capital shares receivable                                                       347,247              560,961              990,473
Dividends receivable                                                             46,855               69,660              141,710
Receivable for investments sold                                                      --              261,600              180,900
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                115,264,148          226,329,704          583,643,885
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                63,291              200,589                  908
Capital shares payable                                                           48,514               87,074              329,383
Payable for investments purchased                                                23,088              435,005            1,120,208
Accrued investment management services fee                                          252                  494                1,274
Accrued distribution fee                                                          1,654                3,104                7,502
Accrued transfer agency fee                                                         326                  689                1,987
Accrued administrative services fee                                                  63                  123                  319
Other accrued expenses                                                           24,450               35,988               72,879
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               161,638              763,066            1,534,460
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $115,102,510         $225,566,638         $582,109,425
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-----------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                   $    111,228           $  211,478           $  526,964
Additional paid-in capital                                                  112,557,597          216,043,277          545,868,651
Undistributed net investment income                                             138,700              179,316              351,563
Accumulated net realized gain (loss)                                            961,841            3,046,148           11,420,908
Unrealized appreciation (depreciation) on investments                         1,333,144            6,086,419           23,941,339
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $115,102,510         $225,566,638         $582,109,425
===================================================================================================================================
Net assets applicable to outstanding shares:    Class A                    $ 72,779,845         $149,387,431         $410,452,525
                                                Class B                    $ 35,941,069         $ 65,616,719         $153,324,616
                                                Class C                     $ 6,358,679         $ 10,535,671         $ 18,297,163
                                                Class Y                       $  22,917            $  26,817            $  35,121
Outstanding shares of capital stock:            Class A shares                7,025,811           13,993,001           37,117,589
                                                Class B shares                3,479,541            6,163,302           13,916,348
                                                Class C shares                  615,227              989,022            1,659,289
                                                Class Y shares                    2,231                2,521                3,180
Net asset value per share                       Class A                        $  10.36             $  10.68             $  11.06
                                                Class B                        $  10.33             $  10.65             $  11.02
                                                Class C                        $  10.34             $  10.65             $  11.03
                                                Class Y                        $  10.27             $  10.64             $  11.04
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------
38   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Portfolio Builder Series

JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                       MODERATE AGGRESSIVE       AGGRESSIVE          TOTAL EQUITY
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds, at value (Note 1)
   (identified cost $679,408,332, $334,162,753
   and $279,221,800, respectively)                                         $720,208,715         $360,396,065         $305,547,151
Cash in bank on demand deposit                                                   44,446                   --               29,358
Capital shares receivable                                                     1,439,955              543,861              213,569
Dividends receivable                                                             96,306               31,736                   --
Receivable for investments sold                                                 764,600                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                722,554,022          360,971,662          305,790,078
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                    --               14,610                   --
Capital shares payable                                                          261,402               36,130               76,967
Payable for investments purchased                                             2,613,865              937,272              369,615
Accrued investment management services fee                                        1,575                  787                  668
Accrued distribution fee                                                          8,388                4,210                3,609
Accrued service fee                                                                  --                   --                    1
Accrued transfer agency fee                                                       3,055                1,713                1,445
Accrued administrative services fee                                                 394                  197                  167
Other accrued expenses                                                           69,998               45,870               42,327
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             2,958,677            1,040,789              494,799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $719,595,345         $359,930,873         $305,295,279
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-----------------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                   $    635,045         $    309,085         $    255,067
Additional paid-in capital                                                  661,085,818          323,230,940          268,776,960
Undistributed (excess of distributions over) net investment income               80,077                   --                   --
Accumulated net realized gain (loss)                                         16,994,022           10,157,536            9,937,901
Unrealized appreciation (depreciation) on investments                        40,800,383           26,233,312           26,325,351
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $719,595,345         $359,930,873         $305,295,279
===================================================================================================================================
Net assets applicable to outstanding shares:    Class A                    $550,462,749         $274,554,183         $230,985,409
                                                Class B                    $153,725,117         $ 78,677,290         $ 68,038,975
                                                Class C                    $ 15,333,283         $  6,625,802         $  6,085,364
                                                Class Y                    $     74,196         $     73,598         $    185,531
Outstanding shares of capital stock:            Class A shares               48,536,983           23,539,942           19,267,462
                                                Class B shares               13,603,884            6,790,053            5,712,460
                                                Class C shares                1,357,122              572,204              511,295
                                                Class Y shares                    6,535                6,299               15,446
Net asset value per share                       Class A                    $      11.34         $      11.66         $      11.99
                                                Class B                    $      11.30         $      11.59         $      11.91
                                                Class C                    $      11.30         $      11.58         $      11.90
                                                Class Y                    $      11.35         $      11.68         $      12.01

See accompanying notes to financial statements.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   39
------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
RiverSource Portfolio Builder Series

YEAR ENDED JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                           CONSERVATIVE    MODERATE CONSERVATIVE       MODERATE
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Income:
Income distributions from underlying affiliated funds                        $2,896,432          $ 5,268,049          $12,076,950
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                               71,579              137,483              342,180
Distribution fee
   Class A                                                                      137,397              281,878              749,024
   Class B                                                                      287,019              506,549            1,152,301
   Class C                                                                       57,771               84,250              128,534
Transfer agency fee                                                              84,670              174,865              486,376
Incremental transfer agency fee
   Class A                                                                        4,933               11,533               35,681
   Class B                                                                        4,867                8,770               24,760
   Class C                                                                          898                1,421                3,119
Service fee - Class Y                                                                35                   22                   32
Administrative services fees and expenses                                        17,895               34,371               85,545
Custodian fees                                                                    1,464                1,002                1,001
Printing and postage                                                             30,533               37,172              100,897
Registration fees                                                                66,458               86,593              129,184
Audit fees                                                                       16,500               16,500               16,500
Other                                                                             2,379                2,976                3,956
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                  784,398            1,385,385            3,259,090
   Expenses waived/reimbursed by the Investment Manager and its affiliates
   (Note 2)                                                                         (16)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                              784,382            1,385,385            3,259,090
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               2,112,050            3,882,664            8,817,860
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------------------------------------
   Sales of underlying affiliated funds (Note 3)                                727,124            1,774,511            5,125,575
   Capital gain distributions from underlying funds                           1,127,421            3,599,197           12,909,635
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       1,854,545            5,373,708           18,035,210
Net change in unrealized appreciation (depreciation) on investments             436,690            3,398,966           16,254,779
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                2,291,235            8,772,674           34,289,989
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $4,403,285          $12,655,338          $43,107,849
===================================================================================================================================
See accompanying notes to financial statements.

------------------------------------------------------------------------------
40   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
RiverSource Portfolio Builder Series

YEAR ENDED JAN. 31, 2006
                                                                           RIVERSOURCE          RIVERSOURCE          RIVERSOURCE
                                                                        PORTFOLIO BUILDER    PORTFOLIO BUILDER    PORTFOLIO BUILDER
                                                                       MODERATE AGGRESSIVE       AGGRESSIVE          TOTAL EQUITY
                                                                               FUND                 FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Income:
Income distributions from underlying affiliated funds                       $11,769,334          $ 4,297,555          $ 2,301,911
-----------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                              418,633              204,941              165,740
Distribution fee
   Class A                                                                      997,023              484,308              388,326
   Class B                                                                    1,133,797              577,276              477,375
   Class C                                                                      110,329               46,390               40,094
Transfer agency fee                                                             753,192              425,065              345,645
Incremental transfer agency fee
   Class A                                                                       61,596               35,377               28,012
   Class B                                                                       31,146               16,868               14,850
   Class C                                                                        3,185                1,665                1,279
Service fee - Class Y                                                                70                   87                   98
Administrative services fees and expenses                                       104,658               51,235               41,435
Custodian fees                                                                      563                  522                  528
Printing and postage                                                            114,266               68,859               53,519
Registration fees                                                               127,491              103,444               99,772
Audit fees                                                                       16,500               16,500               16,500
Other                                                                            10,660                7,707                4,044
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                3,883,109            2,040,244            1,677,217
   Expenses waived/reimbursed by the Investment Manager and its affiliates
   (Note 2)                                                                          --              (42,548)             (51,428)
-----------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                            3,883,109            1,997,696            1,625,789
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               7,886,225            2,299,859              676,122
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------------------------------------
   Sales of underlying affiliated funds (Note 3)                              7,030,269            3,955,662            3,512,679
   Capital gain distributions from underlying funds                          19,250,367           11,401,430           11,091,426
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      26,280,636           15,357,092           14,604,105
Net change in unrealized appreciation (depreciation) on investments          30,467,892           20,616,169           21,465,049
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               56,748,528           35,973,261           36,069,154
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $64,634,753          $38,273,120          $36,745,276
===================================================================================================================================
See accompanying notes to financial statements.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   41
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                               PORTFOLIO BUILDER CONSERVATIVE FUND     PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  2,112,050        $   524,212            $  3,882,664            $  1,057,052
Net realized gain (loss) on investments           1,854,545            565,687               5,373,708               1,448,477
Net change in unrealized appreciation
 (depreciation) on investments                      436,690            896,281               3,398,966               2,687,220
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        4,403,285          1,986,180              12,655,338               5,192,749
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                    (1,562,893)          (392,103)             (3,265,173)               (928,934)
      Class B                                      (590,988)          (134,098)             (1,070,123)               (318,130)
      Class C                                      (111,437)           (29,944)               (169,203)                (57,743)
      Class Y                                        (2,107)              (177)                   (713)                   (189)
   Net realized gain
      Class A                                      (651,676)           (60,625)             (1,742,404)                (60,162)
      Class B                                      (325,633)           (29,969)               (774,986)                (26,957)
      Class C                                       (59,482)            (6,739)               (121,220)                 (4,821)
      Class Y                                          (219)               (17)                   (327)                     (9)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (3,304,435)          (653,672)             (7,144,149)             (1,396,945)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                       45,838,996         43,466,375              85,799,511              80,475,274
   Class B shares                                24,226,238         22,534,862              41,963,380              34,998,773
   Class C shares                                 3,852,826          4,530,358               6,299,354               6,054,953
   Class Y shares                                   261,886                 --                  15,000                      --
Reinvestment of distributions at net
 asset value
   Class A shares                                 2,102,765            436,874               4,823,637                 952,354
   Class B shares                                   878,885            156,820               1,791,897                 333,756
   Class C shares                                   165,752             33,909                 283,927                  61,539
   Class Y shares                                     1,892                 --                     592                      --
Payments for redemptions
   Class A shares                               (15,731,357)        (4,949,749)            (22,478,433)             (6,431,637)
   Class B shares (Note 2)                      (10,072,036)        (2,525,210)            (13,602,381)             (2,561,369)
   Class C shares (Note 2)                       (2,215,232)          (173,381)             (2,263,813)               (356,952)
   Class Y shares                                  (250,546)                --                      --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                      49,060,069         63,510,858             102,632,671             113,526,691
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          50,158,919         64,843,366             108,143,860             117,322,495
Net assets at beginning of year (Note 1)         64,943,591            100,225(b)          117,422,778                 100,283(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $115,102,510        $64,943,591            $225,566,638            $117,422,778
===================================================================================================================================
Undistributed net investment income            $    138,700        $    59,688            $    179,316            $     69,676
-----------------------------------------------------------------------------------------------------------------------------------


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $225 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $283 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

------------------------------------------------------------------------------
42   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                                 PORTFOLIO BUILDER MODERATE FUND        PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  8,817,860       $  2,153,923            $  7,886,225            $  2,005,539
Net realized gain (loss) on investments          18,035,210         4,077,1072               6,280,636               5,343,123
Net change in unrealized appreciation
  (depreciation) on investments                  16,254,779          7,686,199              30,467,892              10,332,016
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       43,107,849         13,917,229              64,634,753              17,680,678
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                    (8,562,888)        (2,241,999)             (9,310,525)             (2,651,382)
      Class B                                    (2,375,247)          (671,892)             (1,788,994)               (544,032)
      Class C                                      (272,714)           (74,421)               (178,345)                (54,864)
      Class Y                                          (941)              (186)                 (1,485)                   (304)
   Net realized gain
      Class A                                    (4,812,633)          (198,872)             (7,423,245)               (157,086)
      Class B                                    (1,812,518)           (75,746)             (2,084,034)                (42,491)
      Class C                                      (209,384)            (8,559)               (206,868)                 (4,301)
      Class Y                                          (430)               (13)                 (1,041)                    (15)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (18,046,755)        (3,271,688)            (20,994,537)             (3,454,475)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                      244,358,052        190,283,210             315,466,812             244,597,254
   Class B shares                                98,293,484         74,076,207              97,122,425              68,833,811
   Class C shares                                11,627,052          7,957,855               9,271,547               6,624,483
   Class Y shares                                    27,494             30,000                 204,739                  21,999
Reinvestment of distributions at net
 asset value
   Class A shares                                13,082,686          2,386,845              16,479,541               2,764,281
   Class B shares                                 4,101,156            712,135               3,833,554                 577,286
   Class C shares                                   465,728             79,142                 374,666                  56,828
   Class Y shares                                       930                 --                   2,128                     157
Payments for redemptions
   Class A shares                               (54,445,780)       (10,507,665)            (60,581,130)            (12,831,668)
   Class B shares (Note 2)                      (27,625,602)        (5,653,206)            (23,842,301)             (4,953,827)
   Class C shares (Note 2)                       (2,499,694)          (411,689)             (1,789,259)               (432,229)
   Class Y shares                                   (35,950)                --                (172,666)                     --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                     287,349,556        258,952,834             356,370,056             305,258,375
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         312,410,650        269,598,375             400,010,272             319,484,578
Net assets at beginning of year (Note 1)        269,698,775            100,400(b)          319,585,073                 100,495(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $582,109,425       $269,698,775            $719,595,345            $319,585,073
===================================================================================================================================
Undistributed net investment income            $    351,563       $    132,944            $     80,077            $      7,609
-----------------------------------------------------------------------------------------------------------------------------------


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $400 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $495 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   43
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Portfolio Builder Series

                                                           RIVERSOURCE                                  RIVERSOURCE
                                                PORTFOLIO BUILDER AGGRESSIVE FUND           PORTFOLIO BUILDER TOTAL EQUITY FUND
                                              JAN. 31, 2006     FOR THE PERIOD FROM       JAN. 31, 2006       FOR THE PERIOD FROM
                                                YEAR ENDED        MARCH 4, 2004(a)         YEAR ENDED           MARCH 4, 2004(a)
                                                                  TO JAN. 31, 2005                              TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                $  2,299,859       $    586,828            $    676,122            $    212,444
Net realized gain (loss) on investments          15,357,092          3,170,131              14,604,105               2,740,011
Net change in unrealized appreciation
 (depreciation) on investments                   20,616,169          5,616,567              21,465,049               4,859,575
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       38,273,120          9,373,526              36,745,276               7,812,030
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net Investment income
      Class A                                    (3,645,300)        (1,070,033)             (2,301,106)               (733,780)
      Class B                                      (633,991)          (226,765)               (331,036)               (150,954)
      Class C                                       (53,693)           (17,616)                (34,197)                (11,704)
      Class Y                                        (1,030)              (668)                 (1,186)                   (709)
   Net realized gain
      Class A                                    (4,207,315)           (97,886)             (3,674,237)                (80,460)
      Class B                                    (1,225,147)           (28,935)             (1,094,621)                (24,752)
      Class C                                      (101,316)            (2,443)                (99,431)                 (1,980)
      Class Y                                        (1,185)               (54)                 (1,822)                    (68)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (9,868,977)        (1,444,400)             (7,537,636)             (1,004,407)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                      154,726,302        118,179,376             132,092,654              91,775,810
   Class B shares                                45,284,359         35,721,618              41,139,582              28,881,735
   Class C shares                                 3,925,982          3,138,635               3,604,448               2,298,554
   Class Y shares                                    88,886             58,895                 130,023                  79,387
Reinvestment of distributions at net asset
 value
   Class A shares                                 7,791,647          1,155,526               5,930,863                 807,438
   Class B shares                                 1,845,093            252,370               1,411,683                 174,015
   Class C shares                                   149,982             19,057                 129,203                  13,005
   Class Y shares                                     1,854                593                   2,663                     658
Payments for redemptions
   Class A shares                               (29,147,580)        (5,825,730)            (21,102,216)             (5,782,717)
   Class B shares (Note 2)                      (10,619,377)        (1,886,901)             (9,391,900)             (2,305,111)
   Class C shares (Note 2)                       (1,041,604)          (226,611)               (550,364)               (103,238)
   Class Y shares                                   (72,390)           (22,957)                (44,178)                (12,683)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
 share transactions                             172,933,154        150,563,871             153,352,461             115,826,853
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         201,337,297        158,492,997             182,560,101             122,634,476
Net assets at beginning of year (Note 1)        158,593,576            100,579(b)          122,735,178                 100,702(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $359,930,873       $158,593,576            $305,295,279            $122,735,178
===================================================================================================================================


(a)  When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $579 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 19, 2004. The Fund had an increase in net assets resulting from operations of $702 during the period from Feb. 19, 2004 to March 4, 2004 (when shares became publicly available).

See accompanying notes to financial statements.

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44   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Portfolio Builder Series (formerly AXP Portfolio Builder Series)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 19, 2004, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on March 4, 2004.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (formerly AXP Portfolio Builder Conservative Fund) - invests primarily in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (formerly AXP Portfolio Builder Moderate Conservative Fund) - invests primarily in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund (formerly AXP Portfolio Builder Moderate Fund) - invests in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (formerly AXP Portfolio Builder Moderate Aggressive Fund) - invests primarily in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (formerly AXP Portfolio Builder Aggressive Fund) - invests primarily in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (formerly AXP Portfolio Builder Total Equity Fund) - invests primarily in equity securities.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o  Class B shares may be subject to a contingent deferred sales charge
   (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o  Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   45
------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, capital loss carryforwards and losses due to wash sales and excise tax regulations (post October flip losses). The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                             RIVERSOURCE               RIVERSOURCE               RIVERSOURCE
                                                          PORTFOLIO BUILDER         PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                          CONSERVATIVE FUND     MODERATE CONSERVATIVE FUND      MODERATE FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                          $(234,387)                $(732,188)              $(2,612,549)
Undistributed net Investment income                             234,387                   732,188                 2,612,549
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)               $      --                 $      --               $        --
---------------------------------------------------------------------------------------------------------------------------------

                                                             RIVERSOURCE               RIVERSOURCE              RIVERSOURCE
                                                          PORTFOLIO BUILDER         PORTFOLIO BUILDER        PORTFOLIO BUILDER
                                                      MODERATE AGGRESSIVE FUND       AGGRESSIVE FUND         TOTAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                         $(3,465,592)             $(1,996,773)              $(1,826,434)
Undistributed net Investment income                            3,465,592                2,034,155                 1,991,403
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)              $        --              $    37,382               $   164,969
---------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                                                             FOR THE PERIOD FROM
                                                            JAN. 31, 2006       MARCH 4, 2004*
                                                              YEAR ENDED       TO JAN. 31, 2005
---------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         $1,853,882           $452,512
      Long-term capital gain                                     360,687                216
CLASS B
Distributions paid from:
      Ordinary income                                            736,392            163,960
      Long-term capital gain                                     180,229                107
CLASS C
Distributions paid from:
      Ordinary income                                            137,997             36,659
      Long-term capital gain                                      32,922                 24
CLASS Y
Distributions paid from:
      Ordinary income                                              2,205                194
      Long-term capital gain                                         121                 --


------------------------------------------------------------------------------
46   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------


                                                                              FOR THE PERIOD FROM
                                                            JAN. 31, 2006        MARCH 4, 2004*
                                                              YEAR ENDED        TO JAN. 31, 2005
----------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         4,171,678              987,830
      Long-term capital gain                                    835,899                1,266
CLASS B
Distributions paid from:
      Ordinary income                                         1,473,318              344,520
      Long-term capital gain                                    371,791                  567
CLASS C
Distributions paid from:
      Ordinary income                                           232,269               62,462
      Long-term capital gain                                     58,154                  102
CLASS Y
Distributions paid from:
      Ordinary income                                               883                  198
      Long-term capital gain                                        157                   --

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
CLASS A
Distributions paid from:
      Ordinary income                                        10,935,829            2,438,641
      Long-term capital gain                                  2,439,692                2,230
CLASS B
Distributions paid from:
      Ordinary income                                         3,268,937              746,789
      Long-term capital gain                                    918,828                  849
CLASS C
Distributions paid from:
      Ordinary income                                           375,954               82,884
      Long-term capital gain                                    106,144                   96
CLASS Y
Distributions paid from:
      Ordinary income                                             1,153                  199
      Long-term capital gain                                        218                   --

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                        13,034,880            2,437,755
      Long-term capital gain                                  3,698,890                3,116
CLASS B
Distributions paid from:
      Ordinary income                                         2,834,586              746,796
      Long-term capital gain                                  1,038,442                  842
CLASS C
Distributions paid from:
      Ordinary income                                           282,134               82,895
      Long-term capital gain                                    103,079                   85
CLASS Y
Distributions paid from:
      Ordinary income                                             2,007                  199
      Long-term capital gain                                        519                   --

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   47
------------------------------------------------------------------------------


                                                                              FOR THE PERIOD FROM
                                                            JAN. 31, 2006        MARCH 4, 2004*
                                                              YEAR ENDED        TO JAN. 31, 2005
-----------------------------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
CLASS A
Distributions paid from:
      Ordinary income                                         5,775,966            1,166,209
      Long-term capital gain                                  2,076,649                1,710
CLASS B
Distributions paid from:
      Ordinary income                                         1,254,430              255,195
      Long-term capital gain                                    604,708                  505
CLASS C
Distributions paid from:
      Ordinary income                                           105,001               20,016
      Long-term capital gain                                     50,008                   43
CLASS Y
Distributions paid from:
      Ordinary income                                             1,630                  721
      Long-term capital gain                                        585                    1

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
CLASS A
Distributions paid from:
      Ordinary income                                         4,114,112              811,009
      Long-term capital gain                                  1,861,231                3,231
CLASS B
Distributions paid from:
      Ordinary income                                           871,163              174,712
      Long-term capital gain                                    554,494                  994
CLASS C
Distributions paid from:
      Ordinary income                                            83,260               13,605
      Long-term capital gain                                     50,368                   79
CLASS Y
Distributions paid from:
      Ordinary income                                             2,085                  774
      Long-term capital gain                                        923                    3


* When shares became publicly available.


At Jan. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                UNDISTRIBUTED   ACCUMULATED     UNREALIZED
                                                                   ORDINARY      LONG-TERM     APPRECIATION
                                                                    INCOME      GAIN (LOSS)   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                    $153,176     $ 1,055,804    $ 1,224,705
RiverSource Portfolio Builder Moderate Conservative Fund            218,050       3,233,185      5,860,648
RiverSource Portfolio Builder Moderate Fund                         469,854      11,660,883     23,583,073
RiverSource Portfolio Builder Moderate Aggressive Fund              253,407      17,615,747     40,005,328
RiverSource Portfolio Builder Aggressive Fund                        63,522      10,445,276     25,882,050
RiverSource Portfolio Builder Total Equity Fund                     112,565      10,152,185     25,998,502

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

------------------------------------------------------------------------------
48   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with RiverSource Investments, LLC (the Investment Manager) to provide investment management services. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. Under an Investment Management Services Agreement, each Fund pays a fee at an annual rate of 0.08% of each Fund's average daily net assets. Effective Feb. 1, 2006, the Investment Manager has agreed to eliminate this fee.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

o Class A $19.50

o Class B $20.50

o Class C $20.00

o Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to:

FUND                                                         CLASS A     CLASS B    CLASS C     CLASS Y
--------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                N/A         N/A        N/A        0.42%
RiverSource Portfolio Builder Moderate Conservative Fund       N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Moderate Fund                    N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Moderate Aggressive Fund         N/A         N/A        N/A         N/A
RiverSource Portfolio Builder Aggressive Fund                 0.59%       1.37%      1.37%       0.42
RiverSource Portfolio Builder Total Equity Fund               0.59        1.37       1.37        0.42


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   49
------------------------------------------------------------------------------

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                     AMOUNT
-----------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
   Class A                                              $    --
   Class B                                                   --
   Class C                                                   --
   Class Y                                                   16
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
   Class A                                               41,003
   Class B                                                1,113
   Class C                                                  416
   Class Y                                                   16
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
   Class A                                               45,107
   Class B                                                5,759
   Class C                                                  525
   Class Y                                                   37

Under this agreement, which was effective until Jan. 31, 2006, net direct expenses would not exceed 0.59% for Class A, 1.37% for Class B, 1.37% for Class C and 0.42% for Class Y of each Fund's average daily net assets. Beginning Feb. 1, 2006, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net direct expenses will not exceed 0.51% for Class A, 1.29% for Class B, 1.29% for Class C and 0.34% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2006, are as follows:

FUND                                                          CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund              $  537,876    $ 33,726      $6,219
RiverSource Portfolio Builder Moderate Conservative Fund      1,226,454      54,358       5,728
RiverSource Portfolio Builder Moderate Fund                   3,992,747     118,503       7,538
RiverSource Portfolio Builder Moderate Aggressive Fund        6,931,832     142,010       4,739
RiverSource Portfolio Builder Aggressive Fund                 3,045,759      48,187       2,010
RiverSource Portfolio Builder Total Equity Fund               1,795,908      47,483       1,765

Each Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the year ended Jan. 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                           PURCHASES        PROCEEDS
------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund               $ 69,133,488   $ 20,455,840
RiverSource Portfolio Builder Moderate Conservative Fund       136,103,783     32,822,777
RiverSource Portfolio Builder Moderate Fund                    354,260,438     63,591,253
RiverSource Portfolio Builder Moderate Aggressive Fund         465,414,401    102,302,050
RiverSource Portfolio Builder Aggressive Fund                  237,900,398     60,850,949
RiverSource Portfolio Builder Total Equity Fund                193,472,204     36,128,709

Realized gains and losses are determined on an identified cost basis.

------------------------------------------------------------------------------
50   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       4,447,564    2,359,346     375,319      25,500
Issued for reinvested distributions          204,735       85,756      16,159         185
Redeemed                                  (1,525,336)    (979,212)   (215,269)    (24,454)
------------------------------------------------------------------------------------------------
Net increase (decrease)                    3,126,963    1,465,890     176,209       1,231
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
                                                   MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       4,337,885    2,248,072     451,846          --
Issued for reinvested distributions           42,820       15,357       3,321          --
Redeemed                                    (488,857)    (250,778)    (17,149)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    3,891,848    2,012,651     438,018          --
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                      YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       8,168,322    4,010,348     600,702       1,465
Issued for reinvested distributions          459,225      170,829      27,066          56
Redeemed                                  (2,136,827)  (1,294,424)   (215,361)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    6,490,720    2,886,753     412,407       1,521
------------------------------------------------------------------------------------------------

                                      RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
                                                   MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       8,036,255    3,499,136     605,081          --
Issued for reinvested distributions           92,275       32,257       5,943          --
Redeemed                                    (633,249)    (255,844)    (35,409)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                    7,495,281    3,275,549     575,615          --
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                      YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      22,836,021    9,231,039   1,087,164       2,616
Issued for reinvested distributions        1,212,273      380,531      43,169          86
Redeemed                                  (5,071,074)  (2,579,042)   (232,944)     (3,401)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   18,977,220    7,032,528     897,389        (699)
------------------------------------------------------------------------------------------------

                                            RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      18,928,076    7,377,466     793,615       2,879
Issued for reinvested distributions          227,962       67,861       7,530          --
Redeemed                                  (1,022,669)    (562,507)    (40,245)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                   18,133,369    6,882,820     760,900       2,879
------------------------------------------------------------------------------------------------

* When shares became publicly available.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   51
------------------------------------------------------------------------------



                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      29,195,778    9,030,712     861,395      19,103
Issued for reinvested distributions        1,494,839      347,880      34,031         193
Redeemed                                  (5,570,772)  (2,197,893)   (164,423)    (15,949)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   25,119,845    7,180,699     731,003       3,347
------------------------------------------------------------------------------------------------

                                       RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      24,401,802    6,867,163     662,319       2,173
Issued for reinvested distributions          262,662       54,518       5,367          15
Redeemed                                  (1,254,326)    (499,496)    (42,567)         --
------------------------------------------------------------------------------------------------
Net increase (decrease)                   23,410,138    6,422,185     625,119       2,188
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      14,124,986    4,174,889     359,597       8,298
Issued for reinvested distributions          688,917      164,154      13,356         164
Redeemed                                  (2,636,912)    (967,739)    (95,041)     (6,687)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   12,176,991    3,371,304     277,912       1,775
------------------------------------------------------------------------------------------------

                                           RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
                                                 MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      11,821,202    3,583,755     314,674       5,732
Issued for reinvested distributions          108,297       23,741       1,794          56
Redeemed                                    (573,548)    (189,747)    (23,176)     (2,264)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   11,355,951    3,417,749     293,292       3,524
------------------------------------------------------------------------------------------------

* When shares became publicly available.

                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                     YEAR ENDED JAN. 31, 2006
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                      11,919,108    3,751,774     327,264      11,225
Issued for reinvested distributions          513,051      122,862      11,245         230
Redeemed                                  (1,897,003)    (850,445)    (49,350)     (3,926)
------------------------------------------------------------------------------------------------
Net increase (decrease)                   10,535,156    3,024,191     289,159       7,529
------------------------------------------------------------------------------------------------

                                          RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
                                                  MARCH 4, 2004*  TO JAN. 31, 2005
                                            CLASS A      CLASS B      CLASS C      CLASS Y
------------------------------------------------------------------------------------------------
Sold                                       9,216,472    2,906,354     230,261       8,040
Issued for reinvested distributions           75,321       16,294       1,218          61
Redeemed                                    (566,487)    (235,379)    (10,343)     (1,184)
------------------------------------------------------------------------------------------------
Net increase (decrease)                    8,725,306    2,687,269     221,136       6,917
------------------------------------------------------------------------------------------------

* When shares became publicly available.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

------------------------------------------------------------------------------
52   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                           8.04%
RiverSource Core Bond Fund                                      10.50%

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Inflation Protected Securities Fund                  5.11%
RiverSource Core Bond Fund                                       7.45%
RiverSource Limited Duration Bond Fund                          16.39%

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.76%
RiverSource International Equity Fund                            6.24%
RiverSource Limited Duration Bond Fund                           6.43%
RiverSource Global Bond Fund                                     6.55%
RiverSource Real Estate Fund                                     7.72%
RiverSource Selective Fund                                       9.09%
RiverSource Aggressive Growth Fund                              12.50%
RiverSource Income Opportunities Fund                           12.79%
RiverSource Inflation Protected Securities Fund                 13.90%
RiverSource Disciplined Equity Fund                             14.37%
RiverSource Fundamental Growth Fund                             16.39%
RiverSource Core Bond Fund                                      30.48%

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Value Fund                                           5.38%
RiverSource Income Opportunities Fund                            5.93%
RiverSource International Aggressive Growth Fund                 7.83%
RiverSource Global Bond Fund                                     8.30%
RiverSource Large Cap Value Fund                                 9.16%
RiverSource Real Estate Fund                                     9.49%
RiverSource International Equity Fund                            9.95%
RiverSource Limited Duration Bond Fund                          10.75%
RiverSource Inflation Protected Securities Fund                 16.57%
RiverSource Aggressive Growth Fund                              19.90%
RiverSource Disciplined Equity Fund                             22.84%
RiverSource Core Bond Fund                                      23.64%
RiverSource Fundamental Growth Fund                             26.05%

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.58%
RiverSource International Equity Fund                            6.07%
RiverSource Limited Duration Bond Fund                           7.96%
RiverSource Aggressive Growth Fund                              11.99%
RiverSource Disciplined Equity Fund                             13.98%
RiverSource Fundamental Growth Fund                             15.82%

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND
UNDERLYING FUND                                          PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                 5.61%
RiverSource International Equity Fund                            6.20%
RiverSource Aggressive Growth Fund                              12.12%
RiverSource Disciplined Equity Fund                             14.41%
RiverSource Fundamental Growth Fund                             16.12%


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   53
------------------------------------------------------------------------------

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities.In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of$7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf.In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

------------------------------------------------------------------------------
54   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.23    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .25       .12
Net gains (losses) (both realized and unrealized)         .25       .23
------------------------------------------------------------------------------
Total from investment operations                          .50       .35
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.12)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.37)     (.14)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.36    $10.23
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $73       $40
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .59%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average daily net assets                              2.66%     2.03%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.97%     3.54%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .18       .07
Net gains (losses) (both realized and unrealized)         .24       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.20)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.33    $10.21
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $36       $21
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.88%     1.25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.12%     2.88%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   55
------------------------------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.21    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .07
Net gains (losses) (both realized and unrealized)         .25       .22
------------------------------------------------------------------------------
Total from investment operations                          .42       .29
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.08)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.10)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.34    $10.21
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $6        $4
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.34%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.85%     1.32%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         4.16%     2.90%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.20    $10.02
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .32       .17
Net gains (losses) (both realized and unrealized)         .18       .20
------------------------------------------------------------------------------
Total from investment operations                          .50       .37
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.33)     (.17)
Distributions from realized gains                        (.10)     (.02)
------------------------------------------------------------------------------
Total distributions                                      (.43)     (.19)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.27    $10.20
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .42%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.64%     1.90%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             23%       51%
------------------------------------------------------------------------------
Total return(f)                                         5.04%     3.74%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.47% and 0.76% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
56   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.35    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .24       .14
Net gains (losses) (both realized and unrealized)         .49       .35
------------------------------------------------------------------------------
Total from investment operations                          .73       .49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.68    $10.35
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $149       $78
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .55%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.53%     2.21%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.18%     4.90%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.32    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .16       .09
Net gains (losses) (both realized and unrealized)         .49       .32
------------------------------------------------------------------------------
Total from investment operations                          .65       .41
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.11)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.32
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $66       $34
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.75%     1.46%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.41%     4.14%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   57
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.33    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .15       .09
Net gains (losses) (both realized and unrealized)         .49       .34
------------------------------------------------------------------------------
Total from investment operations                          .64       .43
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.32)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.65    $10.33
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $11        $6
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.72%     1.47%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         6.29%     4.25%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2005      2005(b)

Net asset value, beginning of period                   $10.34    $10.03
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .29       .17
Net gains (losses) (both realized and unrealized)         .46       .34
------------------------------------------------------------------------------
Total from investment operations                          .75       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.32)     (.19)
Distributions from realized gains                        (.13)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.45)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $10.64    $10.34
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.67%     2.13%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             19%       28%
------------------------------------------------------------------------------
Total return(f)                                         7.37%     5.09%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.




------------------------------------------------------------------------------
58   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .22       .13
Net gains (losses) (both realized and unrealized)         .78       .47
------------------------------------------------------------------------------
Total from investment operations                         1.00       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.27)     (.16)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.41)     (.17)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.06    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $410      $190
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .53%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.30%     2.05%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.64%     6.01%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.43    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .08
Net gains (losses) (both realized and unrealized)         .79       .44
------------------------------------------------------------------------------
Total from investment operations                          .92       .52
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.02    $10.43
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $153       $72
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.29%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.51%     1.31%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.19%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   59
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.44    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .13       .07
Net gains (losses) (both realized and unrealized)         .79       .46
------------------------------------------------------------------------------
Total from investment operations                          .92       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.19)     (.12)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.33)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.03    $10.44
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $18        $8
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.30%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.52%     1.26%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         8.86%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.04
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .26       .16
Net gains (losses) (both realized and unrealized)         .75       .47
------------------------------------------------------------------------------
Total from investment operations                         1.01       .63
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.30)     (.19)
Distributions from realized gains                        (.14)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.44)     (.20)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.04    $10.47
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .37%      .37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      2.34%      .88%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             15%       28%
------------------------------------------------------------------------------
Total return(f)                                         9.80%     6.28%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


------------------------------------------------------------------------------
60   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .17       .10
Net gains (losses) (both realized and unrealized)        1.05       .50
------------------------------------------------------------------------------
Total from investment operations                         1.22       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.22)     (.14)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.38)     (.15)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.34    $10.50
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $550      $246
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .56%      .59%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.69%     1.61%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        11.72%     5.97%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $154       $67
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.32%     1.36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .91%      .82%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.90%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   61
------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.47    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .04
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.13       .53
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)     (.10)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.30    $10.47
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $15        $7
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.32%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .93%      .83%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        10.91%     5.24%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.05
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .19       .12
Net gains (losses) (both realized and unrealized)        1.06       .49
------------------------------------------------------------------------------
Total from investment operations                         1.25       .61
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.24)     (.15)
Distributions from realized gains                        (.16)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.40)     (.16)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.35    $10.50
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)         .39%      .36%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.69%     1.35%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             20%       31%
------------------------------------------------------------------------------
Total return(f)                                        12.02%     6.10%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
62   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                            2006       2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .07
Net gains (losses) (both realized and unrealized)        1.37       .52
------------------------------------------------------------------------------
Total from investment operations                         1.49       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.11)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.66    $10.53
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $275      $120
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      1.10%     1.04%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.26%     5.81%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.61% and 0.78% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03       .01
Net gains (losses) (both realized and unrealized)        1.37       .50
------------------------------------------------------------------------------
Total from investment operations                         1.40       .51
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)     (.08)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.29)     (.09)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.59    $10.48
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $79       $36
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c)        1.37%     1.37%(d),(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .28%      .25%(d)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.48%     5.02%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   63
------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.48    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03       .01
Net gains (losses) (both realized and unrealized)        1.37       .49
------------------------------------------------------------------------------
Total from investment operations                         1.40       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)     (.07)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.30)     (.08)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.58    $10.48
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $7        $3
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .32%      .21%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        13.40%     4.96%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.55% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.53    $10.06
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .12       .08
Net gains (losses) (both realized and unrealized)        1.39       .52
------------------------------------------------------------------------------
Total from investment operations                         1.51       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.17)     (.12)
Distributions from realized gains                        (.19)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.36)     (.13)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.68    $10.53
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .38%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .95%     1.75%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             24%       38%
------------------------------------------------------------------------------
Total return(f)                                        14.46%     5.94%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.44% and 0.61% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
64   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

CLASS A
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07       .05
Net gains (losses) (both realized and unrealized)        1.71       .54
------------------------------------------------------------------------------
Total from investment operations                         1.78       .59
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.10)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.11)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.99    $10.55
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $231       $92
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .59%      .59%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .53%      .58%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.99%     5.80%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.62% and 0.83% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS B
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------
Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.06)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.27)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.91    $10.50
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $68       $28
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.36%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      (.29%)    (.19%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.11%     4.99%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.38% and 1.59% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   65
------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

CLASS C
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.50    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.03)     (.02)
Net gains (losses) (both realized and unrealized)        1.71       .52
------------------------------------------------------------------------------
Total from investment operations                         1.68       .50
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)     (.06)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.28)     (.07)
------------------------------------------------------------------------------
Net asset value, end of period                         $11.90    $10.50
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $6        $2
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)    1.37%     1.37%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                      (.21%)    (.31%)(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        16.10%     4.99%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.38% and 1.60% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

CLASS Y
------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                             2006      2005(b)

Net asset value, beginning of period                   $10.55    $10.07
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .09       .07
Net gains (losses) (both realized and unrealized)        1.71       .53
------------------------------------------------------------------------------
Total from investment operations                         1.80       .60
------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)     (.11)
Distributions from realized gains                        (.21)     (.01)
------------------------------------------------------------------------------
Total distributions                                      (.34)     (.12)
------------------------------------------------------------------------------
Net asset value, end of period                         $12.01    $10.55
------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $--       $--
------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)     .42%      .40%(e)
------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  daily net assets                                       .51%      .48%(e)
------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
  securities)                                             17%       39%
------------------------------------------------------------------------------
Total return(f)                                        17.23%     5.93%(g)
------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.46% and 0.66% for the periods ended Jan. 31, 2006 and 2005, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

------------------------------------------------------------------------------
66   --   RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds,of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund (funds within AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended January 31, 2006, and for the period from March 4, 2004 (when shares became publicly available) to January 31, 2005. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund as of January 31, 2006, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
March 20, 2006

------------------------------------------------------------------------------
RIVERSOURCE PORTFOLIO BUILDER SERIES   --   2006 ANNUAL REPORT  --   67
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Small Company Index Fund

JAN. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
 COMMON STOCKS (97.2%)
------------------------------------------------------------------------------
ISSUER                                                  SHARES       VALUE(a)
AEROSPACE & DEFENSE (2.1%)
AAR                                                   70,795(b)     $1,687,045
Applied Signal Technology                             24,630           570,677
Armor Holdings                                        63,615(b)      3,032,527
Ceradyne                                              56,710(b)      3,246,081
Cubic                                                 33,220           740,474
Curtiss-Wright                                        46,600         2,765,244
EDO                                                   31,615           873,522
Esterline Technologies                                54,270(b)      2,245,150
GenCorp                                              117,593(b)      2,355,388
Kaman                                                 49,444         1,041,785
Mercury Computer Systems                              45,539(b)        881,635
Moog Cl A                                             73,795(b)      2,472,870
Teledyne Technologies                                 72,084(b)      2,355,705
Triumph Group                                         34,111(b)      1,441,531
                                                                   -----------
Total                                                               25,709,634
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                                   69,870(b)      2,858,382
Forward Air                                           67,013         2,613,507
Hub Group Cl A                                        43,300(b)      1,833,755
                                                                   -----------
Total                                                                7,305,644
------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines                                     77,573(b)        521,291
Mesa Air Group                                        61,998(b)        722,277
SkyWest                                              124,048         3,619,720
                                                                   -----------
Total                                                                4,863,288
------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                                             32,155(b)      1,210,636
LKQ                                                   95,060(b)      2,137,900
Midas                                                 26,921(b)        514,191
Standard Motor Products                               26,825           282,467
Superior Inds Intl                                    49,060(h)      1,138,192
                                                                   -----------
Total                                                                5,283,386
------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                         30,521           385,785
Monaco Coach                                          57,024           772,105
Winnebago Inds                                        70,476         2,206,604
                                                                   -----------
Total                                                                3,364,494
------------------------------------------------------------------------------


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

BEVERAGES (0.2%)
Hansen Natural                                        27,090(b,h)   $2,378,502
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
ArQule                                                75,649(b)        406,992
Enzo Biochem                                          58,654(b)        764,848
Regeneron Pharmaceuticals                             93,914(b)      1,430,310
Savient Pharmaceuticals                              130,297(b)        582,428
                                                                   -----------
Total                                                                3,184,578
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                    59,774         1,103,428
ElkCorp                                               38,938         1,369,449
Griffon                                               55,693(b)      1,314,355
Lennox Intl                                          121,572         3,884,225
NCI Building Systems                                  45,455(b)      2,304,569
Simpson Mfg                                           78,466         3,035,850
Universal Forest Products                             34,674         1,985,780
                                                                   -----------
Total                                                               14,997,656
------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)

Investment Technology Group                           90,530(b)      4,072,039
LaBranche & Co                                       129,975(b)      1,488,214
Piper Jaffray Companies                               42,435(b)      1,902,361
SWS Group                                             33,766           784,384
                                                                   -----------
Total                                                                8,246,998
------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                        50,717         1,572,227
Cambrex                                               57,185         1,264,360
Georgia Gulf                                          73,128         2,500,979
HB Fuller                                             62,370(e)      2,356,962
MacDermid                                             53,752         1,620,623
Material Sciences                                     27,307(b)        379,567
OM Group                                              62,010(b)      1,333,835
Omnova Solutions                                      88,124(b)        593,956
Penford                                               19,223           300,071
PolyOne                                              197,092(b)      1,411,179
Quaker Chemical                                       20,843           414,984
Schulman A                                            65,845         1,623,079
Wellman                                               36,863           261,727
                                                                   -----------
Total                                                               15,633,549
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------
10   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

COMMERCIAL BANKS (4.9%)
Boston Private Financial Holdings                     73,694        $2,250,615
Central Pacific Financial                             65,195         2,399,176
Chittenden                                            99,811         2,831,638
Community Bank System                                 64,185         1,492,943
East-West Bancorp                                    120,596         4,451,197
First BanCorp Puerto Rico                            173,246(c)      2,214,084
First Midwest Bancorp                                 97,292         3,396,464
First Republic Bank                                   49,203         1,867,746
Glacier Bancorp                                       67,280         2,138,158
Gold Banc                                             81,905         1,487,395
Hanmi Financial                                       84,460         1,603,895
Irwin Financial                                       38,015           814,281
Nara Bancorp                                          42,615           762,809
PrivateBancorp                                        37,330         1,411,447
Prosperity Bancshares                                 46,085         1,342,456
Provident Bankshares                                  70,497         2,589,355
Republic Bancorp                                     161,104         2,086,297
South Financial Group                                160,049         4,174,078
Sterling Bancshares                                   97,325(e)      1,630,194
Susquehanna Bancshares                               100,355         2,422,570
Trustco Bank NY                                      160,562         2,035,926
UCBH Holdings                                        199,688         3,464,587
Umpqua Holdings                                       95,420         2,688,936
United Bankshares                                     79,512         2,963,412
Whitney Holding                                      135,744         4,465,977
Wintrust Financial                                    50,710         2,723,127
                                                                   -----------
Total                                                               61,708,763
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
ABM Inds                                              82,594         1,578,371
Administaff                                           48,380         2,082,275
Angelica                                              19,919           343,603
Bowne & Co                                            69,875         1,052,318
Brady Cl A                                           105,434         4,193,109
CDI                                                   26,762           729,800
Central Parking                                       38,397           566,356
Coinstar                                              58,745(b)      1,462,751
Consolidated Graphics                                 25,142(b)      1,291,293
CPI                                                   14,692           292,371
G&K Services Cl A                                     45,261         1,798,672
Gevity HR                                             58,980         1,619,001
Healthcare Services Group                             57,675         1,128,700
Heidrick & Struggles Intl                             39,861(b)      1,337,735
John H Harland                                        60,380         2,253,985
Labor Ready                                          114,235(b)      2,660,533
Live Nation                                          145,405(b)      2,580,939
Mobile Mini                                           32,592(b)      1,620,474

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
NCO Group                                             68,965(b)     $1,174,474
On Assignment                                         55,006(b)        683,725
Portfolio Recovery Associates                         33,690(b)      1,659,233
Pre-Paid Legal Services                               21,890           835,979
School Specialty                                      49,074(b)      1,842,729
SOURCECORP                                            33,420(b)        879,614
Spherion                                             127,861(b)      1,432,043
Standard Register                                     27,189           493,480
Tetra Tech                                           122,233(b)      2,047,403
United Stationers                                     69,276(b)      3,465,878
Universal Technical Institute                         49,205(b)      1,798,443
Vertrue                                               20,833(b)        901,236
Viad                                                  48,055         1,368,126
Volt Information Sciences                             17,424(b)        426,540
Waste Connections                                     99,432(b)      3,474,153
Watson Wyatt Worldwide Cl A                           90,330         2,749,645
                                                                   -----------
Total                                                               53,824,987
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Audiovox Cl A                                         41,847(b)        626,031
Bel Fuse Cl B                                         25,100           934,724
Belden CDT                                            92,903         2,517,671
Black Box                                             36,993         1,872,956
C-COR                                                102,611(b)        655,684
Comtech Telecommunications                            43,350(b)      1,381,565
Digi Intl                                             44,080(b)        499,426
Ditech Communications                                 69,290(b)        631,232
Harmonic                                             157,761(b)        870,841
Inter-Tel                                             44,932           974,126
NETGEAR                                               70,620(b)      1,279,634
Network Equipment Technologies                        52,777(b)        221,136
PC-Tel                                                45,835(b)        436,808
Symmetricom                                           99,044(b)        979,545
Tollgrade Communications                              28,228(b)        329,138
ViaSat                                                48,252(b)      1,215,950
                                                                   -----------
Total                                                               15,426,467
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Adaptec                                              243,052(b)      1,322,203
Avid Technology                                       89,325(b)      4,436,773
Hutchinson Technology                                 54,897(b,e,h)  1,519,549
Komag                                                 64,190(b)      3,020,781
Novatel Wireless                                      62,795(b,h)      685,093
SBS Technologies                                      33,543(b)        382,726
Synaptics                                             51,990(b)      1,430,765
                                                                   -----------
Total                                                               12,797,890
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --   11
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

CONSTRUCTION & ENGINEERING (1.1%)
EMCOR Group                                           33,294(b)     $2,730,774
Insituform Technologies Cl A                          57,725(b)      1,466,792
Shaw Group                                           169,513(b)      6,038,053
URS                                                   92,393(b)      3,952,573
                                                                   -----------
Total                                                               14,188,192
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Florida Rock Inds                                    101,075         5,464,114
Headwaters                                            89,920(b)      3,102,240
Texas Inds                                            49,307         2,653,210
                                                                   -----------
Total                                                               11,219,564
------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Cash America Intl                                     62,713         1,661,268
Rewards Network                                       44,920(b)        309,948
World Acceptance                                      39,165(b)      1,110,719
                                                                   -----------
Total                                                                3,081,935
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                                            74,939         4,229,557
Caraustar Inds                                        61,706(b)        671,361
Chesapeake                                            42,245           654,798
Myers Inds                                            67,077         1,006,155
Rock-Tenn Cl A                                        66,790           933,724
                                                                   -----------
Total                                                                7,495,595
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Building Material Holding                             30,801         2,438,515
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Financial Federal                                     37,684         1,686,359
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Commonwealth Telephone Enterprises                    46,800         1,561,716
General Communication Cl A                           100,732(b)      1,092,942
                                                                   -----------
Total                                                                2,654,658
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                64,485         2,856,042
Central Vermont Public Service                        26,327           509,427
CH Energy Group                                       29,060         1,362,914
Cleco                                                107,080         2,348,264
El Paso Electric                                     102,909(b)      2,107,576
Green Mountain Power                                  11,199           337,090
UIL Holdings                                          27,749         1,341,387
Unisource Energy                                      74,455         2,302,893
                                                                   -----------
Total                                                               13,165,593
------------------------------------------------------------------------------


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands                                         96,423        $3,653,467
AO Smith                                              43,219         1,862,307
Artesyn Technologies                                  85,464(b)        861,477
Baldor Electric                                       60,384         1,804,274
C&D Technologies                                      54,468           452,084
Magnetek                                              62,366(b)        252,582
Regal-Beloit                                          65,671         2,422,603
Roper Inds                                           183,928         7,421,496
Vicor                                                 41,358           701,018
Woodward Governor                                     21,091         1,973,063
                                                                   -----------
Total                                                               21,404,371
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Aeroflex                                             160,114(b)      1,935,778
Agilysys                                              65,302         1,384,402
Anixter Intl                                          69,726         3,227,617
Bell Microproducts                                    64,079(b)        407,542
Benchmark Electronics                                 90,019(b)      3,288,395
BrightPoint                                           88,395(b)      1,996,843
Checkpoint Systems                                    82,330(b)      2,220,440
Cognex                                               101,397         2,958,764
Coherent                                              66,757(b)      2,066,797
CTS                                                   77,256           951,021
Daktronics                                            33,560         1,019,888
Dionex                                                42,930(b)      2,276,578
Electro Scientific Inds                               61,469(b)      1,565,615
FLIR Systems                                         148,720(b)      3,524,665
Gerber Scientific                                     47,860(b)        532,203
Global Imaging Systems                                49,870(b)      1,763,403
Itron                                                 53,125(b)      2,543,094
Keithley Instruments                                  30,655           469,022
Littelfuse                                            47,855(b)      1,414,115
Methode Electronics                                   80,831           994,221
MTS Systems                                           42,415         1,554,510
Park Electrochemical                                  43,100         1,218,868
Paxar                                                 78,097(b)      1,579,121
Photon Dynamics                                       36,419(b)        797,940
Planar Systems                                        31,665(b)        437,610
RadiSys                                               44,131(b)        793,475
Rogers                                                34,892(b)      1,643,762
ScanSource                                            27,175(b)      1,598,162
Technitrol                                            86,886         1,768,999
Trimble Navigation                                   115,323(b)      4,615,227
X-Rite                                                39,557           470,333
                                                                   -----------
Total                                                               53,018,410
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
12   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

ENERGY EQUIPMENT & SERVICES (4.4%)
Atwood Oceanics                                       28,517(b)     $2,769,856
Cal Dive Intl                                        166,642(b)      6,995,632
CARBO Ceramics                                        42,333         2,851,974
Dril-Quip                                             17,257(b)      1,086,673
Hydril                                                42,005(b)      3,459,112
Input/Output                                         150,486(b)      1,184,325
Lone Star Technologies                                65,539(b)      3,729,169
Lufkin Inds                                           31,360         2,113,664
Maverick Tube                                         92,400(b)      4,421,340
NS Group                                              48,210(b)      2,179,092
Oceaneering Intl                                      57,284(b)      3,403,242
Offshore Logistics                                    49,979(b)      1,794,246
SEACOR Holdings                                       44,513(b)      3,306,426
TETRA Technologies                                    74,372(b)      2,951,081
Unit                                                  98,906(b)      5,904,688
Veritas DGC                                           74,888(b)      3,374,453
W-H Energy Services                                   61,190(b)      2,954,253
                                                                   -----------
Total                                                               54,479,226
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                               107,883         2,745,622
Great Atlantic & Pacific Tea                          38,523(b)      1,203,073
Longs Drug Stores                                     57,020         1,995,130
Nash Finch                                            28,360           839,456
Performance Food Group                                80,558(b)      2,220,984
United Natural Foods                                  88,832(b)      2,871,939
                                                                   -----------
Total                                                               11,876,204
------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
American Italian Pasta Cl A                           39,516           144,233
Corn Products Intl                                   158,096         4,311,279
Delta & Pine Land                                     77,393         1,821,831
Flowers Foods                                        112,093         3,083,679
Hain Celestial Group                                  79,182(b)      1,845,732
J & J Snack Foods                                     29,022           878,786
Lance                                                 63,933         1,384,789
Peet's Coffee & Tea                                   30,070(b)        926,757
Ralcorp Holdings                                      63,606(b)      2,499,716
Sanderson Farms                                       31,040           869,120
TreeHouse Foods                                       66,640(b)      1,309,476
                                                                   -----------
Total                                                               19,075,398
------------------------------------------------------------------------------

GAS UTILITIES (2.9%)
Atmos Energy                                         172,815         4,541,578
Cascade Natural Gas                                   24,409           491,597
Energen                                              157,104         6,130,197
Laclede Group                                         45,390         1,480,622
New Jersey Resources                                  59,051         2,683,868


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

GAS UTILITIES (CONT.)
Northwest Natural Gas                                 59,059        $2,101,910
Piedmont Natural Gas                                 164,198(h)      3,981,802
South Jersey Inds                                     61,530         1,808,982
Southern Union                                       209,729(b)      5,285,165
Southwest Gas                                         83,868         2,318,950
UGI                                                  224,850         4,827,530
                                                                   -----------
Total                                                               35,652,201
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
American Medical Systems Holdings                    148,940(b)      3,374,980
Analogic                                              29,639         1,644,965
ArthroCare                                            53,746(b)      2,407,283
BIOLASE Technology                                    49,840(h)        378,784
Biosite                                               37,345(b,h)    1,864,262
Conmed                                                63,276(b)      1,495,845
Cooper Companies                                      94,705         5,249,498
Cyberonics                                            46,520(b)      1,396,065
Datascope                                             26,331           924,218
Diagnostic Products                                   50,499         2,565,349
DJ Orthopedics                                        46,875(b)      1,538,906
Greatbatch                                            46,400(b)      1,208,256
Haemonetics                                           56,752(b)      2,951,104
Hologic                                               95,132(b)      4,895,493
ICU Medical                                           29,755(b)      1,072,370
IDEXX Laboratories                                    68,718(b)      5,278,917
Immucor                                               97,715(b)      2,936,336
Integra LifeSciences Holdings                         37,280(b)      1,453,920
Intermagnetics General                                55,220(b)      2,227,575
Invacare                                              68,000         2,352,120
Kensey Nash                                           21,420(b)        522,862
Laserscope                                            42,955(b,h)    1,158,496
Mentor                                                81,655         3,674,475
Merit Medical Systems                                 58,160(b)        820,638
Osteotech                                             36,890(b)        199,575
PolyMedica                                            51,852         2,059,561
Possis Medical                                        37,005(b)        362,649
ResMed                                               151,434(b)      5,972,557
Respironics                                          154,462(b)      5,565,266
SurModics                                             33,321(b)      1,228,878
Sybron Dental Specialties                             86,515(b)      3,685,539
Theragenics                                           68,512(b)        252,124
Viasys Healthcare                                     67,893(b)      1,922,730
Vital Signs                                           12,127           622,236
                                                                   -----------
Total                                                               75,263,832
------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  13
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Amedisys                                              33,880(b)     $1,536,458
AMERIGROUP                                           110,430(b)      2,464,798
AmSurg                                                63,630(b)      1,380,135
Centene                                               91,480(b)      2,405,009
Cerner                                               132,742(b,h)    5,973,389
Chemed                                                55,210         2,934,964
Cross Country Healthcare                              44,815(b)        885,544
CryoLife                                              46,151(b)        216,910
Dendrite Intl                                         93,075(b)      1,351,449
Gentiva Health Services                               49,055(b)        931,554
Healthways                                            72,480(b)      3,238,406
Hooper Holmes                                        141,226           494,291
LCA-Vision                                            44,277         2,487,039
Odyssey HealthCare                                    73,397(b)      1,495,831
Owens & Minor                                         85,543         2,677,496
PAREXEL Intl                                          57,052(b)      1,390,928
Pediatrix Medical Group                               52,956(b)      4,643,182
Per-Se Technologies                                   75,117(b)      1,868,151
RehabCare Group                                       36,051(b)        691,458
SFBC Intl                                             39,545(b,h)      871,967
Sierra Health Services                               109,670(b)      4,345,125
Sunrise Senior Living                                 76,976(b,h)    2,798,078
United Surgical Partners Intl                         94,785(b)      3,673,867
                                                                   -----------
Total                                                               50,756,029
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Aztar                                                 76,623(b)      2,364,586
Bally Total Fitness Holding                           73,040(b,h)      575,555
CEC Entertainment                                     73,144(b)      2,634,647
IHOP                                                  40,295         1,981,305
Jack in the Box                                       76,386(b)      3,037,107
Landry's Restaurants                                  35,639         1,091,979
Lone Star Steakhouse & Saloon                         38,545         1,044,184
Marcus                                                46,247         1,113,165
Multimedia Games                                      58,170(b,h)      552,615
O`Charley's                                           47,955(b)        830,101
Panera Bread Cl A                                     66,748(b)      4,545,540
Papa John's Intl                                      50,960(b)      1,769,841
PF Chang's China Bistro                               56,540(b,h)    2,898,240
Pinnacle Entertainment                                99,683(b)      2,872,864
RARE Hospitality Intl                                 71,532(b)      2,256,835
Red Robin Gourmet Burgers                             31,025(b)      1,231,382
Ryan's Restaurant Group                               89,992(b)      1,176,195
Shuffle Master                                        74,693(b,h)    1,897,202
SONIC                                                127,152(b)      3,681,051
Steak n Shake                                         59,808(b)      1,096,879
Triarc Companies Cl B                                116,345         1,926,673
WMS Inds                                              48,890(b)      1,280,429
                                                                   -----------
Total                                                               41,858,375
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

HOUSEHOLD DURABLES (2.5%)
Bassett Furniture Inds                                25,309        $  493,526
Champion Enterprises                                 162,804(b)      2,232,043
Ethan Allen Interiors                                 71,547         3,041,463
Fleetwood Enterprises                                136,170(b)      1,620,423
Interface Cl A                                       102,820(b)        966,508
La-Z-Boy                                             110,695(h)      1,808,756
Lenox Group                                           29,810(b)        406,907
Libbey                                                29,963           327,795
M/I Homes                                             26,730         1,065,458
Meritage Homes                                        49,260(b)      2,980,230
Natl Presto Inds                                      10,099           472,633
NVR                                                   11,304(b)      8,978,202
Russ Berrie & Co                                      25,446           322,146
Skyline                                               14,568           595,248
Standard-Pacific                                     147,104         5,722,346
                                                                   -----------
Total                                                               31,033,684
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands                                       79,505(b)      1,503,439
WD-40                                                 35,773         1,123,630
                                                                   -----------
Total                                                                2,627,069
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                          23,975           741,307
Tredegar                                              59,664           890,784
                                                                   -----------
Total                                                                1,632,091
------------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial Group Cl A                           61,446         2,928,516
Hilb Rogal & Hobbs                                    76,765         2,984,623
Infinity Property & Casualty                          44,345         1,710,830
LandAmerica Financial Group                           37,350         2,464,353
Philadelphia Consolidated Holding                     39,538(b)      3,841,117
Presidential Life                                     46,027           988,200
ProAssurance                                          66,625(b)      3,410,534
RLI                                                   45,917         2,509,364
SCPIE Holdings                                        21,460(b)        509,246
Selective Insurance Group                             60,487         3,508,246
Stewart Information Services                          38,892         2,078,777
UICI                                                  75,155         2,745,412
United Fire & Casualty                                36,425         1,494,154
Zenith Natl Insurance                                 78,003         4,312,786
                                                                   -----------
Total                                                               35,486,158
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises                                  101,978(b)      2,132,360
J Jill Group                                          43,575(b)        840,562
                                                                   -----------
Total                                                                2,972,922
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
14   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

INTERNET SOFTWARE & SERVICES (1.1%)
Blue Coat Systems                                     27,700(b)     $1,135,423
Digital Insight                                       73,840(b)      2,648,641
InfoSpace                                             59,160(b)      1,396,768
j2 Global Communications                              53,020(b,h)    2,531,705
Miva                                                  59,700(b)        322,380
WebEx Communications                                  74,495(b)      1,808,739
Websense                                              51,060(b)      3,366,385
                                                                   -----------
Total                                                               13,210,041
------------------------------------------------------------------------------

IT SERVICES (1.8%)
CACI Intl Cl A                                        64,576(b)      3,687,290
Carreker                                              46,058(b)        259,307
Ciber                                                117,909(b)        740,469
eFunds                                                98,000(b)      2,310,840
Global Payments                                      141,004         7,181,334
Intrado                                               38,260(b)        973,334
iPayment                                              27,700(b)      1,153,428
Keane                                                 97,510(b)      1,056,033
ManTech Intl Cl A                                     38,275(b)      1,070,169
MAXIMUS                                               40,852         1,598,130
Pegasus Solutions                                     37,837(b)        338,641
StarTek                                               24,148           490,204
TALX                                                  68,565         2,148,827
                                                                   -----------
Total                                                               23,008,006
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                            27,399           638,945
JAKKS Pacific                                         57,716(b)      1,310,730
K2                                                   100,499(b)      1,195,938
MarineMax                                             33,640(b)      1,058,651
Meade Instruments                                     36,451(b)        116,279
Nautilus                                              71,635(h)      1,171,232
Polaris Inds                                          89,166         4,864,006
SCP Pool                                             111,707         4,454,875
Sturm, Ruger & Co                                     46,154           326,770
                                                                   -----------
Total                                                               15,137,426
------------------------------------------------------------------------------

MACHINERY (4.7%)
Albany Intl Cl A                                      69,090         2,556,330
Astec Inds                                            37,533(b)      1,443,144
ASV                                                   38,010(b)      1,254,330
Barnes Group                                          37,307         1,412,816
Briggs & Stratton                                    110,908         3,858,489
Clarcor                                              111,198         3,789,628
EnPro Inds                                            45,550(b)      1,397,474
Gardner Denver                                        55,660(b)      2,944,414
IDEX                                                 112,156         5,159,176
JLG Inds                                             110,760         6,034,204
Kaydon                                                60,355         2,018,271

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

MACHINERY (CONT.)
Lindsay Mfg                                           24,691          $616,287
Lydall                                                34,651(b)        311,859
Manitowoc                                             64,849         4,312,459
Mueller Inds                                          78,532         2,279,784
Oshkosh Truck                                        157,300         7,756,462
Robbins & Myers                                       24,844           585,822
Stewart & Stevenson Services                          62,760         1,629,877
Toro                                                  90,158         3,985,885
Valmont Inds                                          35,231         1,411,002
Wabash Natl                                           67,003         1,429,174
Watts Water Technologies Cl A                         54,588         1,838,524
Wolverine Tube                                        32,231(b)        170,502
                                                                   -----------
Total                                                               58,195,913
------------------------------------------------------------------------------

MARINE (0.2%)
Kirby                                                 55,021(b)      3,088,329
------------------------------------------------------------------------------

MEDIA (0.5%)
4Kids Entertainment                                   27,227(b)        467,488
ADVO                                                  67,444         2,217,559
Arbitron                                              66,171         2,626,988
Thomas Nelson                                         23,412           601,688
                                                                   -----------
Total                                                                5,913,723
------------------------------------------------------------------------------

METALS & MINING (3.5%)
Aleris Intl                                           66,638(b)      2,773,474
AM Castle & Co                                        20,903(b)        630,225
AMCOL Intl                                            47,220         1,273,996
Brush Engineered Materials                            41,215(b)        887,359
Carpenter Technology                                  46,790         4,237,302
Century Aluminum                                      48,974(b)      1,669,034
Chaparral Steel                                       48,887(b)      2,006,811
Cleveland-Cliffs                                      47,006(h)      5,069,597
Commercial Metals                                    124,838         5,908,583
Massey Energy                                        164,880         6,801,300
Quanex                                                54,166         3,364,250
Reliance Steel & Aluminum                             59,361         4,719,200
RTI Intl Metals                                       49,353(b)      2,233,223
Ryerson Tull                                          54,103         1,670,701
Steel Technologies                                    23,848           694,215
                                                                   -----------
Total                                                               43,939,270
------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's                                                85,445         1,356,867
------------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Avista                                               104,108         1,989,504


                         See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  15
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

OIL & GAS (3.1%)
Cabot Oil & Gas                                      104,975        $5,413,561
Cimarex Energy                                       176,632(b)      8,047,355
Frontier Oil                                         121,170         5,742,246
Penn Virginia                                         39,850         2,606,987
Petroleum Development                                 35,560(b)      1,524,102
Remington Oil & Gas                                   50,528(b)      2,263,654
St. Mary Land & Exploration                          121,260         5,291,786
Stone Energy                                          57,738(b)      2,887,477
Swift Energy                                          61,535(b)      3,041,060
World Fuel Services                                   58,655         2,021,251
                                                                   -----------
Total                                                               38,839,479
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                  70,914(b)        668,010
Deltic Timber                                         26,361         1,397,397
Neenah Paper                                          31,650           927,345
Pope & Talbot                                         34,963           286,697
Schweitzer-Mauduit Intl                               32,686           870,101
Wausau Paper                                         109,960         1,401,989
                                                                   -----------
Total                                                                5,551,539
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Nature's Sunshine Products                            25,256           446,021
NBTY                                                 119,547(b)      2,473,427
Playtex Products                                     136,010(b)      1,825,254
USANA Health Sciences                                 21,570(b)        865,173
                                                                   -----------
Total                                                                5,609,875
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Alpharma Cl A                                         89,392         2,990,162
Bradley Pharmaceuticals                               29,875(b,h)      350,434
CNS                                                   30,460           666,160
Connetics                                             75,480(b)      1,130,690
Medicis Pharmaceutical Cl A                          116,624(h)      3,604,848
MGI PHARMA                                           166,062(b)      2,768,254
Noven Pharmaceuticals                                 50,586(b)        790,659
                                                                   -----------
Total                                                               12,301,207
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (3.3%)
Acadia Realty Trust                                   67,620         1,442,335
Colonial Properties Trust                             96,015         4,437,813
Commercial Net Lease Realty                          116,205         2,664,581
EastGroup Properties                                  47,200         2,228,784
Entertainment Properties Trust                        55,480         2,411,161
Essex Property Trust                                  48,990         4,868,626
Glenborough Realty Trust                              74,555         1,467,242
Kilroy Realty                                         62,007         4,191,053


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

REAL ESTATE INVESTMENT TRUST (CONT.)
Lexington Corporate Properties Trust                 111,430(h)     $2,473,746
New Century Financial                                121,125         4,751,734
Parkway Properties                                    30,335         1,283,777
Shurgard Storage Centers Cl A                        100,582         6,065,094
Sovran Self Storage                                   36,670         1,816,265
Town & Country Trust                                  37,695         1,396,600
                                                                   -----------
Total                                                               41,498,811
------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                         54,110         2,316,449
Heartland Express                                     96,540         2,248,417
Kansas City Southern                                 157,289(b)      4,086,368
Knight Transportation                                122,695         2,495,616
Landstar System                                      125,466         5,307,212
Old Dominion Freight Line                             60,740(b)      1,733,520
                                                                   -----------
Total                                                               18,187,582
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel                                                 54,457(b)        826,657
Advanced Energy Inds                                  62,778(b)        984,987
ATMI                                                  81,007(b)      2,721,835
Axcelis Technologies                                 215,868(b)      1,364,286
Brooks Automation                                    159,785(b)      2,693,975
Cohu                                                  47,501         1,346,653
Cymer                                                 76,568(b)      3,456,280
Diodes                                                40,505(b)      1,500,305
DSP Group                                             61,215(b)      1,796,660
ESS Technology                                        75,956(b)        303,824
Exar                                                  75,317(b)      1,014,520
FEI                                                   53,430(b)      1,233,164
Kopin                                                147,510(b)        702,148
Kulicke & Soffa Inds                                 111,619(b)      1,249,017
Microsemi                                            134,378(b)      4,090,466
Pericom Semiconductor                                 56,519(b)        548,234
Photronics                                            88,470(b)      1,595,999
Power Integrations                                    63,343(b)      1,677,956
Rudolph Technologies                                  30,478(b)        466,009
Skyworks Solutions                                   339,558(b)      1,792,866
Standard Microsystems                                 44,917(b)      1,546,941
Supertex                                              25,235(b)        756,798
Ultratech                                             51,768(b)        993,946
Varian Semiconductor Equipment Associates             80,952(b)      4,009,553
Veeco Instruments                                     57,236(b)      1,244,883
                                                                   -----------
Total                                                               39,917,962
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

------------------------------------------------------------------------------
16   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

SOFTWARE (3.5%)
Altiris                                               49,710(b)       $971,831
ANSYS                                                 68,490(b)      3,003,971
Captaris                                              60,941(b)        235,842
Catapult Communications                               22,085(b)        262,370
EPIQ Systems                                          27,415(b)        611,355
FactSet Research Systems                              72,540         2,892,895
FileNet                                               89,314(b)      2,506,151
Hyperion Solutions                                   127,421(b)      4,384,556
Internet Security Systems                             82,800(b)      1,765,296
JDA Software Group                                    61,800(b)        947,394
Kronos                                                68,226(b)      2,681,282
Manhattan Associates                                  59,342(b)      1,291,282
MapInfo                                               44,311(b)        626,114
MICROS Systems                                        82,152(b)      3,791,314
MRO Software                                          46,250(b)        709,475
Napster                                               94,383(b)        369,038
Open Solutions                                        42,575(b)      1,106,524
Phoenix Technologies                                  53,635(b)        367,400
Progress Software                                     85,120(b)      2,448,051
Quality Systems                                       17,550         1,553,175
Radiant Systems                                       48,975(b)        685,650
Secure Computing                                     113,285(b)      1,649,430
SERENA Software                                       62,050(b)      1,465,001
Sonic Solutions                                       53,130(b)        889,928
SPSS                                                  34,718(b)      1,119,308
Take-Two Interactive Software                        151,893(b,h)    2,409,023
THQ                                                  135,063(b)      3,545,403
                                                                   -----------
Total                                                               44,289,059
------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Aaron Rents                                           96,341         2,317,001
Burlington Coat Factory Warehouse                     35,510         1,586,587
Cato Cl A                                             66,819         1,442,622
Children's Place Retail Stores                        45,900(b)      2,009,961
Christopher & Banks                                   77,173         1,527,254
Cost Plus                                             47,291(b)        924,539
Dress Barn                                            48,278(b)      2,227,547
Finish Line Cl A                                      94,440         1,695,198
Genesco                                               49,023(b)      1,909,446
Group 1 Automotive                                    46,094(b)      1,589,321
Guitar Center                                         55,765(b)      2,993,465
Gymboree                                              67,883(b)      1,672,637
Hancock Fabrics                                       41,028           187,088
Haverty Furniture Companies                           48,080           714,469
Hibbett Sporting Goods                                76,562(b)      2,346,625
Hot Topic                                             96,201(b)      1,381,446


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

SPECIALTY RETAIL (CONT.)
Jo-Ann Stores                                         50,220(b)       $659,389
Jos A Bank Clothiers                                  25,585(b)      1,311,743
Linens `N Things                                      97,272(b)      2,685,680
Men's Wearhouse                                      113,276(b)      3,870,640
Movie Gallery                                         55,370(h)        301,767
Pep Boys - Manny, Moe & Jack                         116,123         1,811,519
Select Comfort                                        75,315(b)      2,078,694
Sonic Automotive                                      63,790         1,500,979
Stage Stores                                          56,730         1,684,314
Stein Mart                                            57,170           947,879
Too                                                   71,409(b)      2,065,862
Tractor Supply                                        71,670(b)      3,660,903
Zale                                                 104,738(b)      2,567,128
                                                                   -----------
Total                                                               51,671,703
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Ashworth                                              29,980(b)        254,830
Brown Shoe                                            39,534         1,779,821
Fossil                                               104,950(b)      2,487,315
Kellwood                                              59,694         1,445,192
K-Swiss Cl A                                          55,534         1,757,651
Oxford Inds                                           30,358         1,378,557
Phillips-Van Heusen                                   78,957         2,852,716
Quiksilver                                           251,448(b)      3,525,301
Russell                                               70,919         1,083,642
Stride Rite                                           77,715         1,124,536
Wolverine World Wide                                 121,905         2,931,815
                                                                   -----------
Total                                                               20,621,376
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Anchor BanCorp Wisconsin                              39,444         1,227,892
BankAtlantic Bancorp Cl A                             96,350         1,348,900
BankUnited Financial Cl A                             67,940         1,909,114
Brookline Bancorp                                    132,025         1,979,055
Dime Community Bancshares                             59,392           878,408
Downey Financial                                      44,780         2,932,194
Fidelity Bankshares                                   47,890         1,631,612
FirstFed Financial                                    35,494(b)      2,225,474
Flagstar Bancorp                                      74,880         1,136,678
Franklin Bank                                         50,105(b)        864,812
Fremont General                                      140,230         3,435,636
Harbor Florida Bancshares                             41,675         1,623,241
MAF Bancorp                                           63,619         2,734,981
Sterling Financial                                    74,566         2,089,339
                                                                   -----------
Total                                                               26,017,336
------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                    186,795           833,106
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  17
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                                SHARES         VALUE(a)

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies                       53,214        $2,261,595
Hughes Supply                                        143,367         6,609,218
Lawson Products                                        9,841           415,684
Watsco                                                50,844         3,596,705
                                                                   -----------
Total                                                               12,883,202
------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 35,990         1,133,685
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $824,476,067)                                            $1,212,987,218
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BOND (--%)
------------------------------------------------------------------------------
ISSUER                       COUPON       PRINCIPAL                  VALUE(a)
                              RATE         AMOUNT

Timco Aviation Services
  Pay-in-kind
   01-02-07                   8.00%        $11,949(d,f,g)                  $--
------------------------------------------------------------------------------

TOTAL BOND
(Cost: $184)                                                               $--
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.6%)(i)
------------------------------------------------------------------------------
ISSUER                      EFFECTIVE        AMOUNT                  VALUE(a)
                              YIELD        PAYABLE AT
                                            MATURITY

COMMERCIAL PAPER
Amstel Funding
   02-06-06                   4.33%        $5,000,000(j)            $4,996,392

Bryant Park Funding LLC
   02-02-06                   4.32          5,000,000(j)             4,998,800

CC (USA)/Centari
   02-27-06                   4.53         10,000,000                9,966,175

Chariot Funding LLC
   02-21-06                   4.48         10,000,000(j)             9,973,925

Fairway Finance
   02-01-06                   4.48         12,800,000(j)            12,798,407

Jupiter Securitization
   02-13-06                   4.36          5,000,000(j)             4,992,146
   02-23-06                   4.49         10,000,000(j)             9,971,378
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $57,704,360)                                                $57,697,223
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $882,180,611)(k)                                         $1,270,684,441
==============================================================================


------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2006, the value of foreign securities represented 0.2% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

    SECURITY                            ACQUISITION                      COST
                                           DATES
------------------------------------------------------------------------------
    Timco Aviation Services
      8.00% Pay-in-kind 2007       02-21-03 thru 10-06-05                $184

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

TYPE OF SECURITY                                                    CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Russell 2000 Index, March 2006                                             90

(f) Negligible market value.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

------------------------------------------------------------------------------
18   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(h) At Jan. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(i) Cash collateral received from security lending activity is invested in short-term securities and represents 2.9% of net assets. See Note 5 to the financial statements. 1.7% of net assets is the Fund's cash equivalent position.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $47,731,048 or 3.8% of net assets.

(k) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $895,490,616 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                      $447,364,336

    Unrealized depreciation                                       (72,170,511)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                  $375,193,825
    --------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  19
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
RiverSource Small Company Index Fund

JAN. 31, 2006

-------------------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $882,180,611)                                                                 $1,270,684,441
Cash in bank on demand deposit                                                                           42,193
Capital shares receivable                                                                               106,835
Dividends and accrued interest receivable                                                               464,303
Receivable for investment securities sold                                                            22,394,130
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                      1,293,691,902
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------------------------------------------

Capital shares payable                                                                                  121,740
Payable for investment securities purchased                                                           8,566,063
Payable upon return of securities loaned (Note 5)                                                    36,377,600
Accrued investment management services fee                                                               12,274
Accrued distribution fee                                                                                 15,673
Accrued service fee                                                                                          31
Accrued transfer agency fee                                                                               2,715
Accrued administrative services fee                                                                       2,591
Other accrued expenses                                                                                  140,108
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    45,238,795
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                               $1,248,453,107
===================================================================================================================

-------------------------------------------------------------------------------------------------------------------
 REPRESENTED BY
-------------------------------------------------------------------------------------------------------------------

Capital stock -- $.01 par value (Note 1)                                                         $    1,430,533
Additional paid-in capital                                                                          822,479,467
Undistributed net investment income                                                                     788,896
Accumulated net realized gain (loss)                                                                 34,670,994
Unrealized appreciation (depreciation) on investments (Note 6)                                      389,083,217
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                         $1,248,453,107
===================================================================================================================

Net assets applicable to outstanding shares:               Class A                               $  884,035,092
                                                           Class B                               $  353,079,374
                                                           Class Y                               $   11,338,641
Net asset value per share of outstanding capital stock:    Class A shares       98,598,963       $         8.97
                                                           Class B shares       43,211,522       $         8.17
                                                           Class Y shares        1,242,843       $         9.12
-------------------------------------------------------------------------------------------------------------------

* Including securities on loan, at value (Note 5)                                                $   35,205,082
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------
20   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
RiverSource Small Company Index Fund

YEAR ENDED JAN. 31, 2006

----------------------------------------------------------------------------------------------
 INVESTMENT INCOME
----------------------------------------------------------------------------------------------
Income:
Dividends                                                                    $  12,690,415
Interest                                                                           516,176
Fee income from securities lending (Note 5)                                        370,503
   Less foreign taxes withheld                                                      (5,082)
----------------------------------------------------------------------------------------------
Total income                                                                    13,572,012
----------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                               4,419,815
Distribution fee
   Class A                                                                       2,079,181
   Class B                                                                       3,813,752
Transfer agency fee                                                              2,133,139
Incremental transfer agency fee
   Class A                                                                         147,995
   Class B                                                                         122,384
Service fee -- Class Y                                                              13,369
Administrative services fees and expenses                                          861,455
Compensation of board members                                                       15,551
Custodian fees                                                                     225,948
Printing and postage                                                               288,143
Registration fees                                                                   73,532
Licensing fees                                                                      21,900
Audit fees                                                                          25,000
Other                                                                               67,875
----------------------------------------------------------------------------------------------
Total expenses                                                                  14,309,039
   Expenses waived/reimbursed by the Investment Manager and its affiliates
      (Note 2)                                                                    (191,456)
----------------------------------------------------------------------------------------------
                                                                                14,117,583
   Earnings credits on cash balances (Note 2)                                      (54,725)
----------------------------------------------------------------------------------------------
Total net expenses                                                              14,062,858
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   (490,846)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------

Net realized gain (loss) on:
   Security transactions (Note 3)                                              123,901,319
   Futures contracts                                                             3,466,785
----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        127,368,104
Net change in unrealized appreciation (depreciation) on investments             74,972,461
----------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 202,340,565
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $201,849,719
==============================================================================================

See accompanying notes to financial statements.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  21
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Small Company Index Fund

YEAR ENDED JAN. 31,                                            2006              2005

----------------------------------------------------------------------------------------------
 OPERATIONS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------
Investment income (loss) -- net                           $     (490,846)   $     (393,299)
Net realized gain (loss) on investments                      127,368,104        91,780,955
Net change in unrealized appreciation (depreciation) on
   investments                                                74,972,461        85,753,190
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                201,849,719       177,140,846
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                (64,568,459)      (49,722,179)
      Class B                                                (28,154,086)      (27,568,767)
      Class Y                                                   (798,388)       (1,209,371)
----------------------------------------------------------------------------------------------
Total distributions                                          (93,520,933)      (78,500,317)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE 4)
----------------------------------------------------------------------------------------------

Proceeds from sales
   Class A shares (Note 2)                                   137,448,192       121,163,758
   Class B shares                                             29,941,339        35,840,364
   Class Y shares                                              5,147,710        10,416,022
 Reinvestment of distributions at net asset value
   Class A shares                                             63,541,983        48,946,614
   Class B shares                                             27,800,426        27,216,584
   Class Y shares                                                798,388         1,209,371
Payments for redemptions
   Class A shares                                           (237,986,825)     (185,675,894)
   Class B shares (Note 2)                                  (168,796,770)     (140,594,047)
   Class Y shares                                            (15,634,423)       (8,646,958)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (157,739,980)      (90,124,186)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                      (49,411,194)        8,516,343
Net assets at beginning of year                            1,297,864,301     1,289,347,958
----------------------------------------------------------------------------------------------
Net assets at end of year                                 $1,248,453,107    $1,297,864,301
==============================================================================================
Undistributed net investment income                       $     788,896     $      859,972
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------
22   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Small Company Index Fund (formerly AXP Small Company Index Fund)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  23
------------------------------------------------------------------------------
transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Jan. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

------------------------------------------------------------------------------
24   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $419,770 and accumulated net realized gain has been decreased by $419,770.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31                                             2006            2005
-------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income                                       $ 1,060,392     $        --
      Long-term capital gain                                 63,508,067      49,722,179

CLASS B
Distributions paid from:
      Ordinary income                                           448,529              --
      Long-term capital gain                                 27,705,557      27,568,767

CLASS Y
Distributions paid from:
      Ordinary income                                            12,309              --
      Long-term capital gain                                    786,079       1,209,371


At Jan. 31, 2006, the components of distributable earnings on a tax basis are as follows:
Undistributed ordinary income                                              $  2,839,865
Accumulated long-term gain (loss)                                          $ 46,509,417
Unrealized long-term appreciation (depreciation)                           $375,193,825


------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  25
------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.38% to 0.34% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.36% to 0.24% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a fee percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.10% to 0.02% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

------------------------------------------------------------------------------
26   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $965,550 for Class A and $263,115 for Class B for the year ended Jan. 31, 2006.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.92% for Class A, 1.68% for Class B and 0.75% for Class Y. Of these fees and expenses, the transfer agency fees waived for Class A, Class B and Class Y were $131,645, $58,471 and $1,340, respectively. Under this agreement, which was effective until Sept. 30, 2005, net expenses would not exceed 0.94% for Class A, 1.70% for Class B and 0.78% for Class Y of the Fund's average daily net assets. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net expenses will not exceed 0.89% for Class A, 1.65% for Class B and 0.72% for Class Y of the Fund's average daily net assets.

During the year ended Jan. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $54,725 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $171,397,461 and $436,463,059, respectively, for the year ended Jan. 31, 2006. Realized gains and losses are determined on an identified cost basis.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  27
------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                           YEAR ENDED JAN. 31, 2006
                                                       CLASS A      CLASS B     CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                 15,977,947    3,820,218     594,800
Issued for reinvested distributions                   7,591,685    3,643,525      93,818
Redeemed                                            (27,882,339) (21,380,640) (1,818,850)
----------------------------------------------------------------------------------------------
Net increase (decrease)                              (4,312,707) (13,916,897) (1,130,232)
----------------------------------------------------------------------------------------------

                                                            YEAR ENDED JAN. 31, 2005
                                                       CLASS A     CLASS B      CLASS Y
----------------------------------------------------------------------------------------------
Sold                                                 15,677,866    4,890,325   1,315,715
Issued for reinvested distributions                   5,954,576    3,576,424     145,008
Redeemed                                            (23,683,668) (19,539,527) (1,083,382)
----------------------------------------------------------------------------------------------
Net increase (decrease)                              (2,051,226) (11,072,778)    377,341
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Jan. 31, 2006, securities valued at $35,205,082 were on loan to brokers. For collateral, the Fund received $36,377,600 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $370,503 for the year ended Jan. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

At Jan. 31, 2006, investments in securities included securities valued at $2,010,740 that were pledged as collateral to cover initial margin deposits on 90 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2006 was $33,151,500 with a net unrealized gain of $579,387. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

------------------------------------------------------------------------------
28   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  29
------------------------------------------------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A
------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006       2005     2004     2003     2002
Net asset value, beginning of period                $8.21      $7.55    $5.14   $ 6.35    $6.50
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01         --       --       --     (.01)
Net gains (losses) (both realized and unrealized)    1.44       1.17     2.41    (1.21)     .13
------------------------------------------------------------------------------------------------
Total from investment operations                     1.45       1.17     2.41    (1.21)     .12
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)      (.51)      --       --     (.27)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.97      $8.21    $7.55   $ 5.14    $6.35
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $884       $844     $792     $583     $705
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)     .92%(c)    .91%     .96%     .98%     .96%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                    .20%       .24%    (.04%)   (.13%)   (.12%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%        12%      10%      16%      20%
------------------------------------------------------------------------------------------------
Total return(d)                                    18.33%     15.42%   46.89%  (19.06%)   1.98%
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.93% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------
30   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------






CLASS B
------------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006       2005     2004     2003     2002
Net asset value, beginning of period                $7.59      $7.07    $4.85   $ 6.04    $6.25
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.02)      (.01)    (.05)    (.04)    (.05)
Net gains (losses) (both realized and unrealized)    1.29       1.04     2.27    (1.15)     .11
------------------------------------------------------------------------------------------------
Total from investment operations                     1.27       1.03     2.22    (1.19)     .06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)      (.51)      --       --     (.27)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.17      $7.59    $7.07   $ 4.85    $6.04
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $353       $434     $482     $370     $455
------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)    1.68%(c)   1.67%    1.73%    1.75%    1.72%
------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                   (.57%)     (.53%)   (.81%)   (.90%)   (.88%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%        12%      10%      16%      20%
------------------------------------------------------------------------------------------------
Total return(d)                                    17.45%     14.48%   45.77%  (19.70%)   1.09%
------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.70% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  31
------------------------------------------------------------------------------





CLASS Y
-----------------------------------------------------------------------------------------------
 PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                        2006      2005     2004     2003     2002
Net asset value, beginning of period                $8.32     $7.63    $5.19   $ 6.40    $6.54
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .01        --      .01       --       --
Net gains (losses) (both realized and unrealized)    1.48      1.20     2.43    (1.21)     .13
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.49      1.20     2.44    (1.21)     .13
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.69)     (.51)      --       --     (.27)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.12     $8.32    $7.63   $ 5.19    $6.40
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $11       $20      $15      $10       $8
-----------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)     .75%(c)   .74%     .79%     .82%     .79%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 daily net assets                                    .36%      .42%     .13%     .04%     .05%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
 securities)                                          14%       12%      10%      16%      20%
-----------------------------------------------------------------------------------------------
Total return(d)                                    18.57%    15.65%   47.01%  (18.91%)   2.12%
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.76% for the year ended Jan. 31, 2006.

(d) Total return does not reflect payment of a sales charge.

------------------------------------------------------------------------------
32   --   RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Company Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2006, and the financial highlights for each of the years in the five-year period ended January 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund as of January 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
March 20, 2006

------------------------------------------------------------------------------
     RIVERSOURCE SMALL COMPANY INDEX FUND   --   2006 ANNUAL REPORT   --  33
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource S&P 500 Index Fund

JAN. 31, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

AEROSPACE & DEFENSE (2.2%)
Boeing                                           19,394            $1,324,804
General Dynamics                                  4,835               562,601
Goodrich                                          2,949               116,102
Honeywell Intl                                   20,255               778,197
L-3 Communications Holdings                       2,885               233,743
Lockheed Martin                                   8,593               581,316
Northrop Grumman                                  8,536               530,342
Raytheon                                         10,737               439,895
Rockwell Collins                                  4,151               194,765
United Technologies                              24,482             1,429,014
                                                                  ------------
Total                                                               6,190,779
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
FedEx                                             7,284               736,777
Ryder System                                      1,538                68,749
United Parcel Service Cl B                       26,522             1,986,762
                                                                  ------------
Total                                                               2,792,288
------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                               16,764               275,935
------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                              1,477                22,140
Dana                                              3,611                17,586
Goodyear Tire & Rubber                            4,242(b)             66,345
Johnson Controls                                  4,642               321,412
                                                                  ------------
Total                                                                 427,483
------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                       44,637               382,985
General Motors                                   13,589(i)            326,951
Harley-Davidson                                   6,603               353,459
                                                                  ------------
Total                                                               1,063,395
------------------------------------------------------------------------------

BEVERAGES (2.0%)
Anheuser-Busch Companies                         18,651               772,897
Brown-Forman Cl B                                 2,000               141,840
Coca-Cola                                        49,744             2,058,407


------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

BEVERAGES (CONT.)
Coca-Cola Enterprises                             7,281              $143,727
Constellation Brands Cl A                         4,725(b)            126,110
Molson Coors Brewing Cl B                         1,352                84,500
Pepsi Bottling Group                              3,294                95,526
PepsiCo                                          39,874             2,279,996
                                                                  ------------
Total                                                               5,703,003
------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Amgen                                            29,660(b)          2,161,917
Applera-Applied Biosystems Group                  4,514(d)            127,927
Biogen Idec                                       8,154(b)            364,892
Chiron                                            2,632(b)            120,019
Genzyme                                           6,207(b)            440,325
Gilead Sciences                                  11,000(b)            669,570
MedImmune                                         5,918(b)            201,922
                                                                  ------------
Total                                                               4,086,572
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard Companies                       4,391               158,076
Masco                                            10,184               301,956
                                                                  ------------
Total                                                                 460,032
------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Ameriprise Financial                              5,915               240,681
Bank of New York                                 18,511               588,835
Bear Stearns Companies                            2,726               344,730
Charles Schwab                                   24,792               366,674
E*TRADE Financial                                 9,830(b)            233,856
Federated Investors Cl B                          2,030                78,378
Franklin Resources                                3,565               351,153
Goldman Sachs Group                              10,831             1,529,879
Janus Capital Group                               5,184               108,294
Lehman Brothers Holdings                          6,437               904,077
Mellon Financial                                 10,052               354,534
Merrill Lynch & Co                               22,085             1,657,920
Morgan Stanley                                   25,901             1,591,616
Northern Trust                                    4,460               232,857
State Street                                      7,883               476,606
T Rowe Price Group                                3,138               239,837
                                                                  ------------
Total                                                               9,299,927
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
10   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

CHEMICALS (1.5%)
Air Products & Chemicals                          5,329              $328,746
Dow Chemical                                     23,193               981,064
Eastman Chemical                                  1,957                94,347
Ecolab                                            4,426               158,495
EI du Pont de Nemours & Co                       22,098               865,137
Engelhard                                         2,880               116,064
Hercules                                          2,714(b)             31,781
Intl Flavors & Fragrances                         1,943                64,041
Monsanto                                          6,448               545,565
PPG Inds                                          4,009               238,536
Praxair                                           7,748               408,165
Rohm & Haas                                       3,458               176,012
Sigma-Aldrich                                     1,615               104,781
                                                                  ------------
Total                                                               4,112,734
------------------------------------------------------------------------------

COMMERCIAL BANKS (5.7%)
AmSouth Bancorporation                            8,374               231,206
Bank of America                                 111,620             4,936,953
BB&T                                             13,027               508,574
Comerica                                          3,975               220,493
Compass Bancshares                                2,990               145,673
Fifth Third Bancorp                              13,330               500,808
First Horizon Natl                                3,025               114,557
Huntington Bancshares                             5,487               127,298
KeyCorp                                           9,796               346,680
M&T Bank                                          1,915               207,395
Marshall & Ilsley                                 5,031               211,000
Natl City                                        13,242               452,612
North Fork Bancorporation                        11,434               294,082
PNC Financial Services Group                      7,023               455,512
Regions Financial                                11,009               365,279
SunTrust Banks                                    8,680               620,186
Synovus Financial                                 7,504               207,636
US Bancorp                                       43,644             1,305,392
Wachovia                                         37,333             2,046,968
Wells Fargo & Co                                 40,181             2,505,687
Zions Bancorporation                              2,510               198,466
                                                                  ------------
Total                                                              16,002,457
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Allied Waste Inds                                 5,245(b)             47,677
Apollo Group Cl A                                 3,498(b)            194,734
Avery Dennison                                    2,659               158,849
Cendant                                          24,614               412,038
Cintas                                            3,313               141,134
Equifax                                           3,117               119,443
H&R Block                                         7,878               192,696
Monster Worldwide                                 2,960(b)            126,274

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (CONT.)
Pitney Bowes                                      5,478              $234,130
Robert Half Intl                                  4,092               149,481
RR Donnelley & Sons                               5,217               170,074
Waste Management                                 13,262               418,813
                                                                  ------------
Total                                                               2,365,343
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
ADC Telecommunications                            2,795(b)             70,881
Andrew                                            3,899(b)             50,570
Avaya                                            10,060(b)            106,133
CBS Cl B                                         18,571               485,260
CIENA                                            13,884(b)             55,536
Cisco Systems                                   147,610(b)          2,741,117
Comverse Technology                               4,858(b)            133,061
Corning                                          36,620(b)            891,697
JDS Uniphase                                     39,712(b)            124,299
Lucent Technologies                             106,808(b)            281,973
Motorola                                         59,858             1,359,375
QUALCOMM                                         39,508             1,894,804
Scientific-Atlanta                                3,693               157,913
Tellabs                                          10,781(b)            137,889
                                                                  ------------
Total                                                               8,490,508
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Apple Computer                                   20,264(b)          1,530,135
Dell                                             56,552(b)          1,657,539
EMC                                              57,450(b)            769,830
Gateway                                           6,364(b)             17,310
Hewlett-Packard                                  68,851             2,146,774
Intl Business Machines                           37,956             3,085,823
Lexmark Intl Cl A                                 2,787(b)            135,365
NCR                                               4,408(b)            163,757
Network Appliance                                 8,941(b)            278,959
QLogic                                            1,933(b)             76,682
Sun Microsystems                                 82,044(b)            369,198
                                                                  ------------
Total                                                              10,231,372
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                             2,089               183,728
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                  2,448               175,962
------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                 29,837             1,564,951
Capital One Financial                             7,201               599,843
SLM                                              10,028               561,167
                                                                  ------------
Total                                                               2,725,961
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  11
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

CONTAINERS & PACKAGING (0.2%)
Ball                                              2,504              $101,412
Bemis                                             2,532                77,277
Pactiv                                            3,447(b)             76,661
Sealed Air                                        1,955(b)            108,053
Temple-Inland                                     2,698               126,536
                                                                  ------------
Total                                                                 489,939
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                     4,174               177,520
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.5%)
CIT Group                                         4,800(e)            256,032
Citigroup                                       121,569             5,662,684
JPMorgan Chase & Co                              84,081             3,342,220
Moody's                                           5,960               377,387
Principal Financial Group                         6,735               317,623
                                                                  ------------
Total                                                               9,955,946
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
ALLTEL                                            9,203               552,456
AT&T                                             93,868             2,435,875
BellSouth                                        43,945             1,264,298
CenturyTel                                        3,151               104,928
Citizens Communications                           8,025                98,467
McLeodUSA Cl A Escrow                             2,746(b,f,g)             --
Qwest Communications Intl                        37,095(b)            223,312
Sprint Nextel                                    70,996             1,625,098
Verizon Communications                           70,229             2,223,450
                                                                  ------------
Total                                                               8,527,884
------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.3%)
Allegheny Energy                                  3,915(b)            136,203
Ameren                                            4,912               249,333
American Electric Power                           9,463               353,159
CenterPoint Energy                                7,451                95,224
Cinergy                                           4,793               208,256
Consolidated Edison                               5,890               276,889
DTE Energy                                        4,278               180,532
Edison Intl                                       7,834               343,286
Entergy                                           4,984               346,438
Exelon                                           16,034               920,671
FirstEnergy                                       7,931               397,343
FPL Group                                         9,486               396,420
PG&E                                              8,241               307,472
Pinnacle West Capital                             2,379               101,369
PPL                                               9,134               275,207
Progress Energy                                   6,046               263,727

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

ELECTRIC UTILITIES (CONT.)
Southern                                         17,821              $620,171
TECO Energy                                       5,005                85,485
TXU                                              11,602               587,525
Xcel Energy                                       9,680               187,986
                                                                  ------------
Total                                                               6,332,696
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion                         4,127                97,810
Cooper Inds Cl A                                  2,198               179,467
Emerson Electric                                  9,873               764,664
Rockwell Automation                               4,301               284,167
                                                                  ------------
Total                                                               1,326,108
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                              9,880(b)            335,030
Jabil Circuit                                     4,180(b)            168,872
Molex                                             3,450               104,363
Sanmina-SCI                                      12,628(b)             53,164
Solectron                                        21,958(b)             83,880
Symbol Technologies                               6,028                74,446
Tektronix                                         2,008                59,236
                                                                  ------------
Total                                                                 878,991
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                      8,212               635,937
BJ Services                                       7,746               313,636
Halliburton                                      12,319               979,976
Hanover Compressor                                   19(b)                315
Nabors Inds                                       3,797(b,c)          308,506
Natl Oilwell Varco                                4,190(b)            318,733
Noble                                             3,294               264,969
Rowan Companies                                   2,624               117,634
Schlumberger                                     14,156             1,804,182
Transocean                                        7,937(b)            644,088
Weatherford Intl                                  8,350(b)            373,913
                                                                  ------------
Total                                                               5,761,889
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Albertson's                                       8,866               222,980
Costco Wholesale                                 11,344               565,952
CVS                                              19,564               543,097
Kroger                                           17,417(b)            320,473
Safeway                                          10,795               253,035
SUPERVALU                                         3,270               104,411
SYSCO                                            14,909               457,408
Walgreen                                         24,322             1,052,656
Wal-Mart Stores                                  60,033             2,768,122
Whole Foods Market                                3,305               244,140
                                                                  ------------
Total                                                               6,532,274
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
12   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                           15,698              $494,487
Campbell Soup                                     4,476               133,967
ConAgra Foods                                    12,468               258,462
General Mills                                     8,538               415,032
Hershey                                           4,352               222,822
HJ Heinz                                          8,042               272,945
Kellogg                                           6,171               264,736
McCormick & Co                                    3,220                97,276
Sara Lee                                         18,250               333,610
Tyson Foods Cl A                                  6,045                86,625
WM Wrigley Jr                                     4,307               275,476
                                                                  ------------
Total                                                               2,855,438
------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
KeySpan                                           4,194               150,648
Nicor                                             1,061                43,395
NiSource                                          6,551               134,492
Peoples Energy                                      914                34,019
                                                                  ------------
Total                                                                 362,554
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Bausch & Lomb                                     1,295                87,477
Baxter Intl                                      14,986               552,234
Becton Dickinson & Co                             6,060               392,688
Biomet                                            5,989               226,444
Boston Scientific                                14,182(b)            310,160
CR Bard                                           2,524               160,072
Fisher Scientific Intl                            2,945(b)            196,932
Guidant                                           7,971               586,666
Hospira                                           3,866(b)            173,004
Medtronic                                        29,068             1,641,469
Millipore                                         1,256(b)             86,388
PerkinElmer                                       3,144                71,495
St Jude Medical                                   8,806(b)            432,639
Stryker                                           7,008               349,699
Thermo Electron                                   3,898(b)            131,129
Waters                                            2,664(b)            111,755
Zimmer Holdings                                   5,954(b)            410,528
                                                                  ------------
Total                                                               5,920,779
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna                                             6,874              $665,403
AmerisourceBergen                                 5,012               218,724
Cardinal Health                                  10,295               741,652
Caremark Rx                                      10,805(b)            532,687
CIGNA                                             3,019               367,110
Coventry Health Care                              3,900(b)            232,323
Express Scripts                                   3,500(b)            319,515
Five Star Quality Care                               --(b)                  2
HCA                                              10,189               500,076
Health Management Associates Cl A                 5,937               124,796
Humana                                            3,915(b)            218,340
IMS Health                                        5,571               137,047
Laboratory Corp of America Holdings               3,198(b)            187,563
Manor Care                                        1,901                74,329
McKesson                                          7,391               391,723
Medco Health Solutions                            7,390(b)            399,799
Patterson Companies                               3,325(b)            114,812
Quest Diagnostics                                 3,980               196,731
Tenet Healthcare                                 11,281(b)             82,013
UnitedHealth Group                               32,776             1,947,549
WellPoint                                        15,862(b)          1,218,201
                                                                  ------------
Total                                                               8,670,395
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                    10,410               538,822
Darden Restaurants                                3,144               127,835
Harrah's Entertainment                            4,420               325,312
Hilton Hotels                                     7,880               196,448
Intl Game Technology                              8,096               289,675
Marriott Intl Cl A                                3,954               263,495
McDonald's                                       30,246             1,058,912
Starbucks                                        18,468(b)            585,436
Wendy's Intl                                      2,795               164,765
Yum! Brands                                       6,806               336,693
                                                                  ------------
Total                                                               3,887,393
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  13
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

HOUSEHOLD DURABLES (0.8%)
Black & Decker                                    1,882              $162,417
Centex                                            3,066               218,882
DR Horton                                         6,540               244,073
Fortune Brands                                    3,507               262,884
Harman Intl Inds                                  1,585               174,350
KB HOME                                           1,886               143,713
Leggett & Platt                                   4,419               108,796
Lennar Cl A                                       3,300               206,448
Maytag                                            1,931                33,252
Newell Rubbermaid                                 6,620               156,497
Pulte Homes                                       5,158               205,804
Snap-On                                           1,391                55,821
Stanley Works                                     1,753                85,967
Whirlpool                                         1,624               131,024
                                                                  ------------
Total                                                               2,189,928
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                            3,621               216,717
Colgate-Palmolive                                12,448               683,271
Kimberly-Clark                                   11,225               641,172
Procter & Gamble                                 80,543             4,770,561
                                                                  ------------
Total                                                               6,311,721
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M                                               18,266             1,328,852
General Electric                                253,910             8,315,552
Textron                                           3,183               268,836
Tyco Intl                                        48,375(c)          1,260,169
                                                                  ------------
Total                                                              11,173,409
------------------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                               7,750(c)            424,313
AFLAC                                            12,026               564,621
Allstate                                         15,588               811,355
Ambac Financial Group                             2,523               193,792
American Intl Group                              62,358             4,081,954
Aon                                               7,693               263,254
Chubb                                             4,799               452,786
Cincinnati Financial                              4,194               190,995
Genworth Financial Cl A                           9,050               296,478
Hartford Financial Services Group                 7,222               593,865
Jefferson-Pilot                                   3,222               187,939
Lincoln Natl                                      4,164               227,063
Loews                                             3,259               321,631
Marsh & McLennan Companies                       13,086               397,684
MBIA                                              3,223               198,408

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

INSURANCE (CONT.)
MetLife                                          18,195              $912,660
Progressive                                       4,740               497,890
Prudential Financial                             12,132               914,024
Safeco                                            2,967               155,026
St Paul Travelers Companies                      16,641               755,169
Torchmark                                         2,496               140,026
UnumProvident                                     7,162               145,603
XL Capital Cl A                                   4,195(c)            283,834
                                                                  ------------
Total                                                              13,010,370
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com                                        7,375(b)            330,548
eBay                                             27,462(b)          1,183,612
                                                                  ------------
Total                                                               1,514,160
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
VeriSign                                          6,160(b)            146,300
Yahoo!                                           30,384(b)          1,043,387
                                                                  ------------
Total                                                               1,189,687
------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                 2,985(b)            186,861
Automatic Data Processing                        13,856               608,833
Computer Sciences                                 4,450(b)            225,615
Convergys                                         3,367(b)             57,912
Electronic Data Systems                          12,528               315,580
First Data                                       18,363               828,171
Fiserv                                            4,437(b)            195,139
Paychex                                           8,017               291,418
Sabre Holdings Cl A                               3,153                77,249
Unisys                                            8,198(b)             54,845
                                                                  ------------
Total                                                               2,841,623
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                         2,320                87,209
Eastman Kodak                                     6,902               173,240
Hasbro                                            4,283                90,800
Mattel                                            9,704               160,116
                                                                  ------------
Total                                                                 511,365
------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                      16,346             1,109,894
Cummins                                           1,130               109,949
Danaher                                           5,698               322,735
Deere & Co                                        5,794               415,777
Dover                                             4,869               223,633
Eaton                                             3,560               235,672
Illinois Tool Works                               4,923               414,960
Ingersoll-Rand Cl A                               7,948(c)            312,118

See accompanying notes to investments in securities.
------------------------------------------------------------------------------
14   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

MACHINERY (CONT.)
ITT Inds                                          2,222              $227,755
Navistar Intl                                     1,485(b)             40,392
PACCAR                                            4,069               283,202
Pall                                              2,991                86,141
Parker Hannifin                                   2,878               218,066
                                                                  ------------
Total                                                               4,000,294
------------------------------------------------------------------------------

MEDIA (3.1%)
Clear Channel Communications                     12,990               380,217
Comcast Cl A                                     52,187(b)          1,451,842
Dow Jones & Co                                    1,421                54,012
EW Scripps Cl A                                   2,045                98,855
Gannett                                           5,761               356,030
Interpublic Group of Companies                   10,343(b)            104,464
Knight Ridder                                     1,672               104,082
McGraw-Hill Companies                             9,014               460,075
Meredith                                          1,009                55,253
New York Times Cl A                               3,484                98,597
News Corp Cl A                                   58,470               921,487
Omnicom Group                                     4,333               354,396
Time Warner                                     112,046             1,964,167
Tribune                                           6,294               182,589
Univision Communications Cl A                     5,376(b)            171,172
Viacom Cl B                                      18,571(b)            770,325
Walt Disney                                      46,223             1,169,904
                                                                  ------------
Total                                                               8,697,467
------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                            20,908               658,602
Allegheny Technologies                            2,044               105,981
Freeport-McMoRan Copper & Gold Cl B               4,425               284,306
Newmont Mining                                   10,735               663,423
Nucor                                             3,742               315,189
Phelps Dodge                                      2,437               391,139
United States Steel                               2,721               162,580
                                                                  ------------
Total                                                               2,581,220
------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                          2,734(b)             36,554
Dillard's Cl A                                    1,476                38,228
Dollar General                                    7,609               128,592
Family Dollar Stores                              3,736                89,477
Federated Dept Stores                             6,546               436,160
JC Penney                                         5,577               311,197
Kohl's                                            8,289(b)            367,949
Nordstrom                                         5,254               219,197
Sears Holdings                                    2,405(b)            292,063
Target                                           21,131             1,156,922
                                                                  ------------
Total                                                               3,076,339
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

MULTI-UTILITIES & UNREGULATED POWER (0.9%)
AES                                              15,693(b)           $267,409
CMS Energy                                        5,284(b)             76,459
Constellation Energy Group                        4,291               250,037
Dominion Resources                                8,344               630,222
Duke Energy                                      22,293               632,006
Dynegy Cl A                                       7,241(b)             39,826
Public Service Enterprise Group                   6,020               419,112
Sempra Energy                                     6,176               296,757
                                                                  ------------
Total                                                               2,611,828
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                            23,082(b)            330,303
------------------------------------------------------------------------------

OIL & GAS (8.2%)
Amerada Hess                                      1,921               297,371
Anadarko Petroleum                                5,700               614,574
Apache                                            7,910               597,442
Ashland                                           1,725               113,712
Burlington Resources                              9,084               829,006
Chevron                                          53,946             3,203,313
ConocoPhillips                                   33,346             2,157,486
Devon Energy                                     10,678               728,346
El Paso                                          15,845               213,274
EOG Resources                                     5,806               490,839
Exxon Mobil                                     149,524             9,382,631
Kerr-McGee                                        2,783(e)            307,215
Kinder Morgan                                     2,531               243,609
Kinder Morgan Management LLC                         --(b)                 22
Marathon Oil                                      8,803               676,687
Murphy Oil                                        3,965               226,005
Occidental Petroleum                             10,332             1,009,540
Sunoco                                            3,276               311,875
Valero Energy                                    14,820               925,213
Williams Companies                               13,774               328,372
XTO Energy                                        8,726               428,272
                                                                  ------------
Total                                                              23,084,804
------------------------------------------------------------------------------


                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  15
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                       11,791              $384,740
Louisiana-Pacific                                 2,543                74,891
MeadWestvaco                                      4,363               116,448
Weyerhaeuser                                      5,847               407,888
                                                                  ------------
Total                                                                 983,967
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                    1,818                80,537
Avon Products                                    11,014               311,917
Estee Lauder Companies Cl A                       2,905               105,945
                                                                  ------------
Total                                                                 498,399
------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                              37,275             1,608,416
Allergan                                          3,159               367,708
Bristol-Myers Squibb                             47,021             1,071,609
Eli Lilly & Co                                   27,312             1,546,405
Forest Laboratories                               8,120(b)            375,794
Johnson & Johnson                                71,489             4,113,477
King Pharmaceuticals                              5,809(b)            108,919
Merck & Co                                       52,547             1,812,872
Mylan Laboratories                                5,255               103,524
Pfizer                                          177,136             4,548,851
Schering-Plough                                  35,511               680,036
Watson Pharmaceuticals                            2,438(b)             80,673
Wyeth                                            32,253             1,491,701
                                                                  ------------
Total                                                              17,909,985
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.9%)
Apartment Investment & Management Cl A            2,300               $97,796
Archstone-Smith Trust                             5,090               238,517
Equity Office Properties Trust                    9,756               310,436
Equity Residential                                6,920               293,477
Plum Creek Timber                                 4,426               163,496
ProLogis                                          5,855               299,893
Public Storage                                    1,985               144,051
Simon Property Group                              4,476               370,793
Starwood Hotels & Resorts Worldwide Unit          5,272               320,590
Vornado Realty Trust                              2,840               250,886
                                                                  ------------
Total                                                               2,489,935
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                      8,976              $719,157
CSX                                               5,218               279,320
Norfolk Southern                                  9,768               486,837
Union Pacific                                     6,367               563,225
                                                                  ------------
Total                                                               2,048,539
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Advanced Micro Devices                            9,710(b)            406,461
Altera                                            8,712(b)            168,229
Analog Devices                                    8,820               350,771
Applied Materials                                38,987               742,702
Applied Micro Circuits                            7,178(b)             23,616
Broadcom Cl A                                     6,951(b)            474,058
Freescale Semiconductor Cl B                      9,861(b)            248,990
Intel                                           145,140             3,087,129
KLA-Tencor                                        4,746               246,697
Linear Technology                                 7,327               272,638
LSI Logic                                         9,408(b)             86,083
Maxim Integrated Products                         7,877               323,272
Micron Technology                                14,849(b)            217,983
Natl Semiconductor                                8,260               233,015
Novellus Systems                                  3,205(b)             90,862
NVIDIA                                            4,114(b)            184,965
PMC-Sierra                                        4,403(b)             41,652
Teradyne                                          4,732(b)             82,431
Texas Instruments                                38,884             1,136,579
Xilinx                                            8,374               235,812
                                                                  ------------
Total                                                               8,653,945
------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                    14,448               573,875
Autodesk                                          5,548               225,193
BMC Software                                      5,193(b)            114,765
Citrix Systems                                    4,239(b)            130,731
Computer Associates Intl                         11,023               300,928
Compuware                                         9,315(b)             76,756
Electronic Arts                                   7,222(b)            394,177
Intuit                                            4,254(b)            222,612
Microsoft                                       219,984             6,192,549
Novell                                            9,182(b)             89,433
Oracle                                           90,371(b)          1,135,963
Parametric Technology                             6,546(b)             40,978
Siebel Systems                                   12,718               134,938
Symantec                                         25,988(b,e)          477,659
                                                                  ------------
Total                                                              10,110,557
------------------------------------------------------------------------------


See accompanying notes to investments in securities.
------------------------------------------------------------------------------
16   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE(a)

SPECIALTY RETAIL (2.2%)
AutoNation                                        4,355(b)            $97,073
AutoZone                                          1,329(b)            129,910
Bed Bath & Beyond                                 7,129(b)            266,696
Best Buy                                          9,824(e)            497,684
Circuit City Stores                               3,766                94,941
Gap                                              13,796               249,570
Home Depot                                       51,051             2,070,117
Limited Brands                                    8,367               197,963
Lowe's Companies                                 18,790             1,194,104
Office Depot                                      7,425(b)            246,139
OfficeMax                                         1,700                48,569
RadioShack                                        3,240                71,928
Sherwin-Williams                                  2,695               142,566
Staples                                          17,571               416,608
Tiffany & Co                                      3,414               128,708
TJX Companies                                    11,070               282,617
                                                                  ------------
Total                                                               6,135,193
------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                             9,130(b)            328,224
Jones Apparel Group                               2,810                87,897
Liz Claiborne                                     2,558                88,814
Nike Cl B                                         4,564               369,455
VF                                                2,142               118,838
                                                                  ------------
Total                                                                 993,228
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                            14,348               479,797
Fannie Mae                                       23,264             1,347,916
Freddie Mac                                      16,606             1,126,883
Golden West Financial                             6,120               432,194
MGIC Investment                                   2,181               143,968
Sovereign Bancorp                                 8,586               187,175
Washington Mutual                                23,709             1,003,365
                                                                  ------------
Total                                                               4,721,298
------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                     50,039             3,619,821
Reynolds American                                 2,058               208,126
UST                                               3,926               152,878
                                                                  ------------
Total                                                               3,980,825
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                       1,827               129,589
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $217,311,243)                                             $278,047,263
------------------------------------------------------------------------------


------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.2%)(j)
------------------------------------------------------------------------------
ISSUER              EFFECTIVE                AMOUNT                  VALUE(a)
                      YIELD                PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Windmill Funding
   02-01-06           4.48%               $3,500,000(h)            $3,499,564
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,500,000)                                                 $3,499,564
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $220,811,243)(k)                                          $281,546,827
==============================================================================

                         See accompanying notes to investments in securities.
------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  17
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2006, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

    TYPE OF SECURITY                                              CONTRACTS
    -----------------------------------------------------------------------
    PURCHASE CONTRACTS
    E-Mini S&P 500 Index, March, 2006                                    49

(f) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

    SECURITY                             ACQUISITION DATES             COST
    -----------------------------------------------------------------------
    McLeodUSA Cl A Escrow                    05-15-02                   $--

(g) Negligible market value.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $3,499,564 or 1.2% of net assets.

(i) At Jan. 31, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(j) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. See Note 5 to the financial statements. 1.1% of net assets is the Fund's cash equivalent position.

(k) At Jan. 31, 2006, the cost of securities for federal income tax purposes was $230,660,896 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                     $58,865,575

    Unrealized depreciation                                      (7,979,644)
    -----------------------------------------------------------------------
    Net unrealized appreciation                                 $50,885,931
    -----------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

------------------------------------------------------------------------------
18   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource S&P 500 Index Fund

JAN. 31, 2006


---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)*
  (identified cost $220,811,243)                                                                  $281,546,827
Cash in bank on demand deposit                                                                          25,670
Capital shares receivable                                                                               27,651
Dividends and accrued interest receivable                                                              238,113
Receivable for investment securities sold                                                               75,475
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                       281,913,736
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payable for investment securities purchased                                                            397,529
Payable upon return of securities loaned (Note 5)                                                      325,000
Accrued investment management services fee                                                               1,858
Accrued distribution fee                                                                                   432
Accrued transfer agency fee                                                                              1,312
Accrued administrative services fee                                                                        465
Other accrued expenses                                                                                 107,523
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      834,119
---------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                $281,079,617
===============================================================================================================
---------------------------------------------------------------------------------------------------------------
REPRESENTED BY
---------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                          $    568,934
Additional paid-in capital                                                                         270,565,984
Undistributed net investment income                                                                    270,499
Accumulated net realized gain (loss) (Note 8)                                                      (51,100,945)
Unrealized appreciation (depreciation) on investments (Note 6)                                      60,775,145
---------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                          $281,079,617
===============================================================================================================

Net assets applicable to outstanding shares:              Class D                                 $ 62,797,432
                                                          Class E                                 $218,282,185
Net asset value per share of outstanding capital stock:   Class D shares        12,752,055        $       4.92
                                                          Class E shares        44,141,362        $       4.95
---------------------------------------------------------------------------------------------------------------

* Including securities on loan, at value (Note 5)                                                 $    312,780
===============================================================================================================
See accompanying notes to financial statements.



------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  19
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource S&P 500 Index Fund

YEAR ENDED JAN. 31, 2006
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Income:
Dividends                                                                            $ 5,400,642
Interest                                                                                 161,862
Fee income from securities lending (Note 5)                                                7,827
-------------------------------------------------------------------------------------------------
Total income                                                                           5,570,331
-------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                       706,270
Distribution fee -- Class D                                                              165,605
Transfer agency fee                                                                      525,629
Administrative services fees and expenses                                                222,321
Compensation of board members                                                             10,785
Custodian fees                                                                           105,350
Printing and postage                                                                     108,151
Registration fees                                                                         24,356
Licensing fees                                                                            22,990
Audit fees                                                                                20,500
Other                                                                                     12,728
-------------------------------------------------------------------------------------------------
Total expenses                                                                         1,924,685
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)     (658,876)
-------------------------------------------------------------------------------------------------
                                                                                       1,265,809
   Earnings credits on cash balances (Note 2)                                             (3,890)
-------------------------------------------------------------------------------------------------
Total net expenses                                                                     1,261,919
-------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        4,308,412
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      6,833,238
   Futures contracts                                                                     541,292
-------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                7,374,530
Net change in unrealized appreciation (depreciation) on investments                   15,668,094
-------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        23,042,624
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      $27,351,036
=================================================================================================
See accompanying notes to financial statements.


------------------------------------------------------------------------------
20   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource S&P 500 Index Fund

YEAR ENDED JAN. 31,                                                         2006              2005
-------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        $   4,308,412     $   6,234,595
Net realized gain (loss) on investments                                    7,374,530       (15,790,506)
Net change in unrealized appreciation (depreciation) on investments       15,668,094        30,106,275
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           27,351,036        20,550,364
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                               (826,911)       (1,042,772)
      Class E                                                             (3,473,244)       (5,256,818)
-------------------------------------------------------------------------------------------------------
Total distributions                                                       (4,300,155)       (6,299,590)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class D shares                                                         12,358,060        16,252,134
   Class E shares                                                         15,653,658        47,734,521
Reinvestment of distributions at net asset value
   Class D shares                                                            826,890         1,042,772
   Class E shares                                                          3,473,035         5,256,818
Payments for redemptions
   Class D shares                                                        (24,761,725)      (21,032,589)
   Class E shares                                                       (120,085,017)     (161,807,661)
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (112,535,099)     (112,554,005)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (89,484,218)      (98,303,231)
Net assets at beginning of year                                          370,563,835       468,867,066
-------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 281,079,617     $ 370,563,835
=======================================================================================================
Undistributed net investment income                                    $     270,499     $     299,766
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  21
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource S&P 500 Index Fund (formerly AXP S&P 500 Index Fund)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares and are sold without a sales charge. Class E shares are only available to Ameriprise (formerly American Express) brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign

------------------------------------------------------------------------------
22   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------
markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES
At Jan. 31, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2006 was $0. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  23
------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $37,524 and accumulated net realized loss has been decreased by $37,524.

------------------------------------------------------------------------------
24   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                 2006           2005
---------------------------------------------------------------------------
CLASS D
Distributions paid from:
      Ordinary income                             $826,911      $1,042,772
      Long-term capital gain                            --              --

CLASS E
Distributions paid from:
      Ordinary income                            3,473,244       5,256,818
      Long-term capital gain                            --              --

At Jan. 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $    259,482
Accumulated long-term gain (loss)                             $(41,200,714)
Unrealized appreciation (depreciation)                        $ 50,885,931

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial. The management fee is a percentage of the Fund's average daily net assets that declines from 0.24% to 0.21% annually as the Fund's assets increase. On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. Effective March 1, 2006, the management fee percentage of the Fund's average daily net assets will decline from 0.22% to 0.12% annually as the Fund's assets increase.

Under the current Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of the Fund's average daily net assets declined from 0.08% to 0.065% annually as the Fund's assets increased. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

------------------------------------------------------------------------------
         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  25
------------------------------------------------------------------------------

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (formerly American Express Client Service Corporation) (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o   Class D $19.50

o   Class E $19.50

Beginning May 20, 2005, the Transfer Agent implemented an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

For the year ended Jan. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.62% for Class D and 0.37% for Class E. Of these waived fees and expenses, the transfer agency fees waived for Class D and Class E were $118,311 and $407,318, respectively, and the management fees waived at the Fund level were $133,247. Under this agreement, which was effective until Sept. 30, 2005, net expenses would not exceed 0.64% for Class D and 0.39% for Class E of the Fund's average daily net assets. Beginning Oct. 1, 2005, a new agreement to waive certain fees and expenses is effective until Jan. 31, 2007, such that net expenses will not exceed 0.59% for Class D and 0.34% for Class E of the Fund's average daily net assets.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the year ended Jan. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $3,890 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $19,845,034 and $85,761,111, respectively, for the year ended Jan. 31, 2006. Realized gains and losses are determined on an identified cost basis.


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

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:
                                                 YEAR ENDED JAN. 31, 2006
                                                 CLASS D         CLASS E
---------------------------------------------------------------------------
Sold                                            2,651,948        3,329,074
Issued for reinvested distributions               170,493          713,149
Redeemed                                       (5,275,573)     (25,840,537)
---------------------------------------------------------------------------
Net increase (decrease)                        (2,453,132)     (21,798,314)
---------------------------------------------------------------------------

                                                 YEAR ENDED JAN. 31, 2005
                                                 CLASS D         CLASS E
---------------------------------------------------------------------------
Sold                                            3,674,310       10,734,806
Issued for reinvested distributions               226,689        1,137,839
Redeemed                                       (4,785,910)     (36,640,721)
---------------------------------------------------------------------------
Net increase (decrease)                          (884,911)     (24,768,076)
---------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES
At Jan. 31, 2006, securities valued at $312,780 were on loan to brokers. For collateral, the Fund received $325,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $7,827 for the year ended Jan. 31, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS
At Jan. 31, 2006, investments in securities included securities valued at $470,339 that were pledged as collateral to cover initial margin deposits on 49 open purchase contracts. The notional market value of the open purchase contracts at Jan. 31, 2006 was $3,144,820 with a net unrealized gain of $39,561. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. BANK BORROWINGS
The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. The Fund had no borrowings outstanding during the year ended Jan. 31, 2006.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  27
------------------------------------------------------------------------------

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $32,236,725 at Jan. 31, 2006, that if not offset by capital gains will expire as follows:

       2009                2010                 2012                 2013
    $2,387,603          $5,416,211           $14,802,476          $9,630,435

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

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28   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

10. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

CLASS D
----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                         2006     2005     2004    2003      2002
Net asset value, beginning of period                                 $4.55   $4.38    $3.31   $ 4.36     $5.30
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .07     .07      .04      .03       .02
Net gains (losses) (both realized and unrealized)                      .36     .17     1.07    (1.05)     (.91)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .43     .24     1.11    (1.02)     (.89)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.06)   (.07)    (.04)    (.03)     (.02)
Distributions from realized gains                                       --      --       --       --      (.03)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.06)   (.07)    (.04)    (.03)     (.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.92   $4.55    $4.38   $ 3.31     $4.36
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $63     $69      $70      $56       $38
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .62%    .62%     .64%     .63%      .64%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.26%   1.41%    1.13%    1.03%      .74%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%      6%       4%       9%       27%
----------------------------------------------------------------------------------------------------------------
Total return                                                          9.56%   5.43%   33.72%  (23.43%)  (16.74%)
----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class D would have been 0.85%, 0.82%, 0.69%, 0.84% and 0.97% for the years ended Jan. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  29
------------------------------------------------------------------------------

CLASS E
----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------
Fiscal period ended Jan. 31,                                          2006    2005     2004    2003      2002
Net asset value, beginning of period                                 $4.57   $4.39    $3.32   $ 4.37     $5.31
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           .08     .08      .05      .04       .03
Net gains (losses) (both realized and unrealized)                      .38     .18     1.07    (1.05)     (.91)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                       .46     .26     1.12    (1.01)     (.88)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                  (.08)   (.08)    (.05)    (.04)     (.03)
Distributions from realized gains                                       --      --       --       --      (.03)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.08)   (.08)    (.05)    (.04)     (.06)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $4.95   $4.57    $4.39   $ 3.32     $4.37
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $218    $301     $398     $261      $187
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b),(c)                   .37%    .38%     .39%     .38%      .39%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets     1.52%   1.64%    1.37%    1.30%      .98%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                7%      6%       4%       9%       27%
----------------------------------------------------------------------------------------------------------------
Total return                                                         10.03%   5.90%   33.91%  (23.24%)  (16.55%)
----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class E would have been 0.60%, 0.56%, 0.44%, 0.59% and 0.72% for the years ended Jan. 31, 2006, 2005, 2004, 2003 and 2002, respectively.

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30   ---   RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
AXP MARKET ADVANTAGE SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource S&P 500 Index Fund (a series of AXP Market Advantage Series, Inc.) as of January 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended January 31, 2006, and the financial highlights for each of the years in the five-year period ended January 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund as of January 31, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
March 20, 2006

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         RIVERSOURCE S&P 500 INDEX FUND   ---   2006 ANNUAL REPORT   ---  31
------------------------------------------------------------------------------

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed on or about March 28, 2001, as Exhibit (a)(2) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(b) By-laws as amended Jan. 11, 2001, filed on or about March 28, 2001, as Exhibit (b) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(c)      Instruments Defining Rights of Security Holders: Not Applicable.

(d) Investment Management Services Agreement, dated March 1, 2006, between RiverSource Investments, LLC and AXP Market Advantage Series, Inc. is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770.

(e) Distribution Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit(e) of AXP Fixed Income Series, Inc., Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 27, 2005 as Exhibit(g)(1) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(g)(2) Amendment, dated Jan. 12, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(g)(3) Amendment, dated Jan. 13, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(3) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registrantion Statement No. 2-28529 is incorporated by reference.

(g)(4) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(5) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation is filed electronically herewith as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770.

(h)(2) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(3) Amendment, dated Jan. 12, 2006, to Administrative Services Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(4) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(4) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement
         No. 2-51586 is incorporated by reference.

(h)(5) Amendment, dated Jan. 12, 2006, to Class Y Shareholder Service Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(4) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(6) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 27, 2005 as Exhbit(h)(6) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(7) Amendment, dated Jan. 12, 2006, to Transfer Agency Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(5) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(8) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(9) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(10) Plan of Liquidation, dated July 11, 2002, for AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(11) Plan of Liquidation, dated January 8, 2004, for AXP Mid Cap Index Fund filed electronically on or about Jan. 27, 2005 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(12) Master Fee Cap/Fee Waiver Agreement dated, Oct. 1, 2005, as amended March 18, 2006, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds and Preferred Master Trust is filed electronically herewith as Exhibit(h)(12) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770.

(h)(13) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds filed electronically on or about Oct. 27, 2005 as Exhibit (h)(7) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(14) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(15) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (m)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(m)(2) Amendment, dated Jan. 12, 2006, to Plan and Agreement of Distribution (for Class A and Class B shares), dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(m)(2) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution (Class D), dated October 1, 2005, between the Registrant, on behalf of RiverSource S&P 500 Index Fund, and Ameriprise Financial Services, Inc. is filed electronically herewith as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770.

(m)(4)   Plan and Agreement of Distribution (Classes A, B and C), dated
         October 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Nov. 23, 2005, as Exhibit (m)(3) to AXP Discovery Series, Inc. Post-Effective Amendment No. 53 to Registration Statement No. 2-72174 is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 11, 2006, is filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 33-30770 on or about March 27, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 28 to Registration Statement No. 33-30770 on or about Jan. 21, 2003 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

Abu M. Arif
Vice President - Marketing Strategy
and Retail Retirement

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            Asset Management Group
and Asset Management Group
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Uzma S. Burki                  Ameriprise Financial                                            Vice President - Organizational
Vice President -               Services Inc.                                                   Talent Development
Organizational &
Talent Development

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   and Chief Executive Officer
the Board, Chief Executive
Officer, and President         Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales
                               RiverSource Distributors Inc.                                   Chief Administrative Officer

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

William J. Emptage            Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic    Services Inc.                                                   Planning
Planning

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage &
Vice President - Brokerage &                                                                   Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffrey P. Fox                 Ameriprise Financial                                            Vice President - Investment
Vice President -               Services Inc.                                                   Accounting
Investment Accounting
                               RiverSource Distributors Inc.                                   Chief Financial Officer

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Field Management                                                                               Management

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Director and President -
President - U.S.               Services Inc.                                                   U.S. Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               Ameriprise Financial                                            Secretary
Assistant Secretary            Services Inc.

                               American Express Property Casualty Insurance                    Secretary
                               Agency of Maryland Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance Agency Inc.

                               Ameriprise Insurance Company                                    Vice President, General Counsel,
                                                                                               Secretary, Director

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Kentucky

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Pennsylvania


                               IDS Cable Corporation                                           Vice President

                               IDS Cable II Corporation                                        Vice President

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President and   Services Inc.                                                   General Counsel
General Counsel

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Insurance Company                                    Vice President-Investments

                               IDS Property Casualty Insurance Company                         Vice President-Investments

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President -               Services Inc.                                                   Economist
Chief U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President - General
Vice President - General       Services Inc.                                                   Manager Platinum Active
Manager Platinum Active                                                                        Financial Services
Financial Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp &        Services Inc.                                                   President - Comp & Licensing
Licensing Services                                                                             Services

                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Corporate Communications
Corporate Communications                                                                       & Government Affairs
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products                       Ameriprise Enterprise Investment                                Director
                               Services Inc.

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Distributors, Inc.                                  Director and Chief Operating Officer

                               RiverSource Investments LLC                                     Senior Vice President

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               Ameriprise Insurance Company                                    Senior Vice President -
                                                                                               Insurance

                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Senior Vice President -
                               Insurance Company                                               Insurance

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               American Partners Life Insurance Company                        Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Active
Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products
Active


Scott R. Plummer               American Enterprise Life                                        38a-1 Chief Compliance Officer
Vice President -               Insurance Company
Asset Management
Compliance

                               Ameriprise Certificate                                          Vice President, Secretary, General
                               Company                                                         Counsel

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               RiverSource Distributors, Inc.                                  Chief Counsel

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

Andrew C. Schell               Ameriprise Financial                                            Vice President - Strategy
Vice President - Strategy      Services Inc.                                                   and Planning
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance &        Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

                               RiverSource Distributors Inc.                                   Director, President and Chief
                                                                                               Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               Ameriprise Insurance Company                                    Director

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development

                               Ameriprise Insurance Company                                    Director


                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Senior Vice President and      Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products and Services                                                                Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Marketing
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Centurion Life Assurance Company                       Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               IDS Life Insurance Company of New York                          Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               American Express Asset                                          Chief Compliance Officer
                               Management International


                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management
                               American Enterprise Investment Series, Inc.                     Director

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Kentucky Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Maryland Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Insurance Company                                    Director and Senior Vice President -
                                                                                               Investments

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President - Insurance

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company         P.O. Box 5144                Director
                               of New York                        Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; Tax-Free Income Trust; World Trust; Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General                  None
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Dudley Barksdale                          Vice President - Service                  None
                                                   Development

         Timothy V. Bechtold                       Vice President -                          None
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  None

         Robert C. Bloomer                         Vice President - Technologies III         None

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational           None
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director, President, Chairman of          None
                                                   the Board and Chief Executive
                                                   Officer

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee                 None
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -                    None
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial                None
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning       None

         Benjamin R. Field                         Vice President - Finanace                 None
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior                   None
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Lorraine R. Hart                          Vice President - Fixed Income             None
                                                   Investments Administration
                                                   Officer

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Senior Vice President -         None
         Suite 150                                 Advisor Group
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Paul R. Johnston                          Secretary

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Ora J. Kaine                              Vice President -                          None
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -                   None
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic                None
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering                     None
                                                   Officer

         Benji Orr                                 Deputy Anti-Money Laundering              None
                                                   Officer

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate         None
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External                 None
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and Lead Financial         None
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and              None
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and                 President
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage                None

         Michael J. O'Keefe                        Vice President -                          None
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor                           None

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance                  None
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -                    None
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy                 None
                                                   and Planning

         Mark E. Schwarzmann                       Senior Vice President -                   None
                                                   Insurance and Annuities

         Gary A. Scott                             Vice President - Client                   None
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             None

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President, Lead Financial            None
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and                        None
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance                  None

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk         None
                                                   Management

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Market Advantage Series, Inc., certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of March, 2006.


AXP MARKET ADVANTAGE SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of March, 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
-----------------------
     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
---------------------
     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated Jan. 11, 2006, filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 35 to Registration Statement No. 33-30770, by:


/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 35 TO REGISTRATION STATEMENT NO. 33-30770


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectuses for:
        RiverSource Portfolio Builder Conservative Fund
             (formerly AXP Portfolio Builder Conservative Fund)
        RiverSource Portfolio Builder Moderate Conservative Fund
             (formerly AXP Portfolio Builder Moderate Conservative Fund) RiverSource Portfolio Builder Moderate Fund
             (formerly AXP Portfolio Builder Moderate Fund)
        RiverSource Portfolio Builder Moderate Aggressive Fund
             (formerly AXP Portfolio Builder Moderate Aggressive Fund) RiverSource Portfolio Builder Aggressive Fund
             (formerly AXP Portfolio Builder Aggressive Fund)
        RiverSource Portfolio Builder Total Equity Fund
             (formerly AXP Portfolio Builder Total Equity Fund)
        RiverSource Small Company Index Fund
             (formerly AXP Small Company Index Fund)
        RiverSource S&P 500 Index Fund
             (formerly AXP S&P 500 Index Fund)


Part B.

        Statement of Additional Information.

        Financial Statements.
Part C.

        Other information.

The signatures.